UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-5669

                 -----------------------------------------------

                                FIFTH THIRD FUNDS

-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                            38 Fountain Square Plaza

                             Cincinnati, Ohio 45263

-------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                       Copy to:
             E. Keith Wirtz                                Alan G. Priest
               President                                  Ropes & Gray LLP
           Fifth Third Funds                              One Metro Center
        38 Fountain Square Plaza                         700 12th Street NW
         Cincinnati, Ohio 45263                              Suite 900
                                                     Washington, DC 20005-3948


        Registrant's telephone number, including area code: 614-470-8000

Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2008

ITEM 1.           SCHEDULE OF INVESTMENTS.

SMALL CAP GROWTH
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

-----------------------------------------------------------------


                                       SHARES          VALUE
                                    -------------  --------------

COMMON STOCKS (97.2%)
AEROSPACE & DEFENSE (2.0%)
Heico Corp.                               27,677     $ 1,064,734
                                                   --------------

BIOTECHNOLOGY (2.7%)
BioMarin Pharmaceuticals, Inc. *          30,954         567,077
United Therapeutics Corp. *                9,925         865,758
                                                   --------------
                                                       1,432,835
                                                   --------------

CAPITAL MARKETS (2.1%)
BGC Partners, Inc., Class A              129,453         529,463
Waddell & Reed Financial, Inc.,
   Class A                                40,154         583,036
                                                   --------------
                                                       1,112,499
                                                   --------------

CHEMICALS (1.7%)
Innophos Holdings, Inc.                   33,564         897,837
                                                   --------------

COMMERCIAL SERVICES & SUPPLIES (4.8%)
CoStar Group, Inc. *                      24,163         870,351
Geo Group, Inc. (The) *                   45,162         797,561
Huron Consulting Group, Inc. *            17,134         931,576
                                                   --------------
                                                       2,599,488
                                                   --------------

COMMUNICATIONS EQUIPMENT (2.9%)
Nice Systems, Ltd. ADR *                  32,983         737,500
Polycom, Inc. *                           39,597         831,933
                                                   --------------
                                                       1,569,433
                                                   --------------

CONSUMER FINANCE (3.9%)
Cardronics, Inc. *                       192,500       1,074,150
Cash America International, Inc.          28,468       1,006,913
                                                   --------------
                                                       2,081,063
                                                   --------------

CONTAINERS & PACKAGING (1.9%)
Rock-Tenn Co., Class A                    33,000       1,003,530
                                                   --------------

DISTRIBUTORS (2.7%)
DXP Enterprises, Inc. *                   50,000         698,000
LKQ Corp. *                               65,195         745,831
                                                   --------------
                                                       1,443,831
                                                   --------------

DIVERSIFIED CONSUMER SERVICES (2.7%)
American Public Education, Inc. *         32,569       1,441,830
                                                   --------------

DIVERSIFIED FINANCIAL SERVICES (0.7%)
NewStar Financial, Inc. *                 72,400         391,684
                                                   --------------

DIVERSIFIED MANUFACTURING OPERATIONS
   (2.1%)
AZZ, Inc. *                               39,275       1,146,044
                                                   --------------

                                    Continued


                                         SHARES         VALUE
                                      ------------- ---------------

COMMON STOCKS, CONTINUED
DIVERSIFIED TELECOMMUNICATION SERVICES (0.9%)
TW Telecom, Inc. *                          67,848       $ 480,364
                                                    ---------------

ELECTRICAL COMPONENTS & EQUIPMENT (2.9%)
Belden, Inc.                                30,401         633,557
Energy Conversion Devices, Inc. *           10,269         350,584
GT Solar International, Inc. *              51,236         236,198
Polypore International, Inc. *              42,614         363,497
                                                    ---------------
                                                         1,583,836
                                                    ---------------

ELECTRONIC COMPONENTS-SEMICONDUCTORS (1.2%)
Monolithic Power Systems, Inc. *            38,000         645,620
                                                    ---------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (2.9%)
Axsys Technologies, Inc. *                  15,000         990,450
IPG Photonics Corp. *                       39,401         559,494
                                                    ---------------
                                                         1,549,944
                                                    ---------------

ENERGY EQUIPMENT & SERVICES (4.7%)
Complete Production Services, Inc. *        50,522         625,968
Core Laboratories NV                         9,226         679,956
T-3 Energy Services, Inc. *                 21,087         508,408
Willbros Group, Inc. *                      47,250         731,902
                                                    ---------------
                                                         2,546,234
                                                    ---------------

FOOD PRODUCTS (1.1%)
Flowers Foods, Inc.                         20,700         613,755
                                                    ---------------

HEALTHCARE EQUIPMENT & SUPPLIES (4.5%)
Masimo Corp. *                              29,374         939,674
NuVasive, Inc. *                            31,644       1,490,116
                                                    ---------------
                                                         2,429,790
                                                    ---------------

HEALTHCARE PROVIDERS & SERVICES (13.7%)
Amedisys, Inc. *                            18,450       1,040,764
Emergency Medical Services Corp.,
   Class A *                                46,258       1,520,038
Genoptix, Inc. *                            38,500       1,287,440
HMS Holdings Corp. *                        55,794       1,382,017
Psychiatric Solutions, Inc. *               38,394       1,278,136
Sun Healthcare Group, Inc. *                79,335         910,766
                                                    ---------------
                                                         7,419,161
                                                    ---------------

HEALTHCARE TECHNOLOGY (1.8%)
Phase Forward, Inc. *                       69,255         988,269
                                                    ---------------


                                    Continued

SMALL CAP GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

-----------------------------------------------------------------

                                       SHARES          VALUE
                                    -------------  --------------

COMMON STOCKS, CONTINUED
HOTELS RESTAURANTS & LEISURE (2.2%)
Bally Technologies, Inc. *                21,703       $ 480,722
Jack in the Box, Inc. *                   36,024         724,082
                                                   --------------
                                                       1,204,804
                                                   --------------

INTERNET SOFTWARE & SERVICES (2.5%)
Art Technology Group, Inc. *             190,000         370,500
comScore, Inc. *                          50,083         611,013
Vocus, Inc. *                             21,644         364,269
                                                   --------------
                                                       1,345,782
                                                   --------------

IT SERVICES (1.9%)
Cybersource Corp. *                       34,626         420,706
Forrester Research, Inc. *                20,690         580,354
                                                   --------------
                                                       1,001,060
                                                   --------------

LIFE SCIENCES TOOLS & SERVICES (1.8%)
Icon PLC ADR *                            39,170         993,743
                                                   --------------

MACHINERY (1.2%)
Titan Machinery, Inc. *                   52,587         651,027
                                                   --------------

MARINE (0.6%)
Ultrapetrol Bahamas, Ltd. *               76,618         317,199
                                                   --------------

MEDIA (2.1%)
Dolan Media Co. *                         49,123         201,404
RRSat Global Communications
   Network, Ltd.                          89,007         920,332
                                                   --------------
                                                       1,121,736
                                                   --------------

MEDICAL-BIOMEDICAL/GENETICS (1.5%)
Alexion Pharmaceuticals, Inc. *           19,600         798,700
                                                   --------------

OIL & GAS (2.2%)
Carrizo Oil & Gas, Inc. *                 17,573         411,032
Penn Virginia Corp.                       21,087         783,804
                                                   --------------
                                                       1,194,836
                                                   --------------

REAL ESTATE INVESTMENT TRUSTS (2.2%)
Digital Realty Trust, Inc.                34,794       1,164,903
                                                   --------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (4.2%)
Atheros Communications, Inc. *            47,681         856,828
Diodes, Inc. *                            29,100         287,508
Hittite Microwave Corp. *                 17,694         579,832
Microsemi Corp. *                         26,000         565,240
                                                   --------------
                                                       2,289,408
                                                   --------------

SOFTWARE (5.1%)
Concur Technologies, Inc. *               22,340         563,638
Micros Systems, Inc. *                    19,472         331,608


                                    Continued


                                         SHARES         VALUE
                                      ------------- ---------------

COMMON STOCKS, CONTINUED
SOFTWARE, CONTINUED
Nuance Communications, Inc. *               65,982       $ 603,735
PROS Holdings, Inc. *                       27,845         149,528
Sybase, Inc. *                              29,000         772,270
Taleo Corp., Class A *                      23,374         322,561
                                                    ---------------
                                                         2,743,340
                                                    ---------------

SPECIALTY RETAIL (1.0%)
Aeropostale, Inc. *                         23,261         563,149
                                                    ---------------

TEXTILES APPAREL & LUXURY GOODS (3.9%)
Deckers Outdoor Corp. *                      6,502         551,760
Iconix Brand Group, Inc. *                  77,452         843,452
Warnaco Group, Inc. *                       24,470         729,451
                                                    ---------------
                                                         2,124,663
                                                    ---------------

TRANSPORTATION (0.9%)
Aegean Marine Petroleum Network,
   Inc.                                     46,500         498,945
                                                    ---------------

TOTAL COMMON STOCKS                                     52,455,076
                                                    ---------------

INVESTMENTS IN AFFILIATES (3.5%)
Fifth Third Institutional Money
   Market Fund (a)                       1,889,834       1,889,834
                                                    ---------------

TOTAL INVESTMENTS IN AFFILIATES                          1,889,834
                                                    ---------------

TOTAL INVESTMENTS (COST $67,240,407) - 100.7%           54,344,910

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%            (393,468)
                                                    ---------------

NET ASSETS - 100.0%                                   $ 53,951,442
                                                    ===============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.

The following abbreviation is used in the Schedule of Investments:
ADR - American Depositary Receipt



              See notes to schedules of investments.

MID CAP GROWTH
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

---------------------------------------------------------------


                                      SHARES         VALUE
                                   ------------- --------------

COMMON STOCKS (92.8%)
AEROSPACE & DEFENSE (2.8%)
BE Aerospace, Inc. *                     90,000    $ 1,158,300
Precision Castparts Corp.                30,000      1,944,300
                                                 --------------
                                                     3,102,600
                                                 --------------

BIOTECHNOLOGY (0.9%)
BioMarin Pharmaceuticals, Inc. *         58,500      1,071,720
                                                 --------------

CAPITAL MARKETS (2.9%)
T Rowe Price Group, Inc.                 50,000      1,977,000
Waddell & Reed Financial, Inc.,
   Class A                               87,500      1,270,500
                                                 --------------
                                                     3,247,500
                                                 --------------

CHEMICALS (2.6%)
CF Industries Holdings, Inc.             20,000      1,283,800
FMC Corp.                                39,000      1,698,060
                                                 --------------
                                                     2,981,860
                                                 --------------

COMMERCIAL SERVICES & SUPPLIES (8.4%)
Corrections Corp. of America *          117,500      2,245,425
FTI Consulting, Inc. *                   32,500      1,893,125
Manpower, Inc.                           38,000      1,182,940
SAIC, Inc. *                             28,000        517,160
Stericycle, Inc. *                       62,500      3,651,875
                                                 --------------
                                                     9,490,525
                                                 --------------

COMMUNICATIONS EQUIPMENT (2.0%)
CommScope, Inc. *                        44,500        654,595
Juniper Networks, Inc. *                 87,000      1,630,380
                                                 --------------
                                                     2,284,975
                                                 --------------

COMPUTERS & PERIPHERALS (0.6%)
NetApp, Inc. *                           46,000        622,380
                                                 --------------

CONTAINERS & PACKAGING (1.0%)
Owens-Illinois, Inc. *                   52,500      1,201,200
                                                 --------------

DISTRIBUTORS (1.3%)
LKQ Corp. *                             130,000      1,487,200
                                                 --------------

DIVERSIFIED CONSUMER SERVICES (3.0%)
Apollo Group, Inc., Class A *            48,000      3,336,480
                                                 --------------

DIVERSIFIED FINANCIAL SERVICES (1.0%)
IntercontinentalExchange, Inc. *         13,000      1,112,280
                                                 --------------

ELECTRIC UTILITIES (1.5%)
PPL Corp.                                50,000      1,641,000
                                                 --------------


                                    Continued


                                      SHARES          VALUE
                                   -------------  --------------

COMMON STOCKS, CONTINUED
ELECTRICAL COMPONENTS & EQUIPMENT
   (0.5%)
General Cable Corp. *                    35,000       $ 597,800
                                                  --------------

ELECTRONIC EQUIPMENT & INSTRUMENTS
   (3.9%)
Flir Systems, Inc. *                     55,000       1,765,500
Mettler Toledo International, Inc. *     35,000       2,678,900
                                                  --------------
                                                      4,444,400
                                                  --------------

ENERGY EQUIPMENT & SERVICES (5.1%)
Core Laboratories NV                     14,500       1,068,650
Exterran Holdings, Inc. *                34,000         761,940
Noble Corp.                              40,500       1,304,505
Oceaneering International, Inc. *        50,000       1,408,500
Superior Energy Services, Inc. *         55,000       1,172,600
                                                  --------------
                                                      5,716,195
                                                  --------------

FOOD PRODUCTS (1.2%)
HJ Heinz Co.                             30,500       1,336,510
                                                  --------------

HEALTHCARE EQUIPMENT & SUPPLIES (5.0%)
Dentsply International, Inc.             73,500       2,232,930
Gen-Probe, Inc. *                        33,000       1,552,980
Varian Medical Systems, Inc. *           40,000       1,820,400
                                                  --------------
                                                      5,606,310
                                                  --------------

HEALTHCARE PROVIDERS & SERVICES (3.0%)
Express Scripts, Inc. *                  55,500       3,363,855
                                                  --------------

HOTELS RESTAURANTS & LEISURE (2.1%)
Burger King Holdings, Inc.              120,000       2,385,600
                                                  --------------

HOUSEHOLD DURABLES (1.6%)
Snap-On, Inc.                            50,000       1,847,500
                                                  --------------

HOUSEHOLD PRODUCTS (1.0%)
Church & Dwight Co., Inc.                20,000       1,181,800
                                                  --------------

INDUSTRIAL CONGLOMERATES (1.0%)
McDermott International, Inc. *          65,000       1,113,450
                                                  --------------

INSURANCE (2.3%)
ProAssurance Corp. *                     47,500       2,610,125
                                                  --------------

IT SERVICES (2.5%)
Cognizant Technology Solutions
   Corp., Class A *                      60,500       1,161,600
Paychex, Inc.                            60,000       1,712,400
                                                  --------------
                                                      2,874,000
                                                  --------------


                                    Continued

MID CAP GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

---------------------------------------------------------------


                                      SHARES         VALUE
                                   ------------- --------------

COMMON STOCKS, CONTINUED
LIFE SCIENCES TOOLS & SERVICES (4.2%)
Covance, Inc. *                          23,000    $ 1,150,000
PerkinElmer, Inc.                       110,000      1,973,400
Pharmaceutical Product Development,
   Inc.                                  53,000      1,641,940
                                                 --------------
                                                     4,765,340
                                                 --------------

MACHINERY (3.5%)
IDEX Corp.                               32,000        741,760
ITT Corp.                                40,000      1,780,000
Joy Global, Inc.                         50,000      1,449,000
                                                 --------------
                                                     3,970,760
                                                 --------------

METALS & MINING (0.6%)
Cliffs Natural Resources, Inc.           23,500        634,265
                                                 --------------

MULTILINE RETAIL (1.6%)
Dollar Tree, Inc. *                      48,500      1,843,970
                                                 --------------

OIL & GAS (3.6%)
Range Resources Corp.                    48,500      2,047,670
Ultra Petroleum Corp. *                  42,000      1,955,100
                                                 --------------
                                                     4,002,770
                                                 --------------

PERSONAL PRODUCTS (1.6%)
Herbalife, Ltd.                          74,000      1,807,820
                                                 --------------

REAL ESTATE INVESTMENT TRUSTS (0.7%)
CapitalSource, Inc.                     105,000        777,000
                                                 --------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (5.0%)
Broadcom Corp., Class A *                76,500      1,306,620
Linear Technology Corp.                  76,500      1,735,020
Nvidia Corp. *                           98,000        858,480
Xilinx, Inc.                             96,000      1,768,320
                                                 --------------
                                                     5,668,440
                                                 --------------

SOFTWARE (5.8%)
Activision Blizzard, Inc. *              70,000        872,200
Citrix Systems, Inc. *                   49,000      1,262,730
Electronic Arts, Inc. *                  41,000        933,980
Intuit, Inc. *                           92,000      2,305,520
Nuance Communications, Inc. *           125,000      1,143,750
                                                 --------------
                                                     6,518,180
                                                 --------------

SPECIALTY RETAIL (4.1%)
GameStop Corp., Class A *                75,000      2,054,250
Guess?, Inc.                             63,000      1,371,510
Urban Outfitters, Inc. *                 54,000      1,173,960
                                                 --------------
                                                     4,599,720
                                                 --------------


                                    Continued


                                      SHARES          VALUE
                                   -------------  --------------

COMMON STOCKS, CONTINUED
TEXTILES APPAREL & LUXURY GOODS (1.5%)
Warnaco Group, Inc. *                    55,000     $ 1,639,550
                                                  --------------

UTILITIES (0.7%)
NRG Energy, Inc. *                       32,500         755,625
                                                  --------------

WIRELESS TELECOMMUNICATION SERVICES
   (2.7%)
American Tower Corp., Class A *          92,500       2,988,675
                                                  --------------

TOTAL COMMON STOCKS                                 104,629,380
                                                  --------------

INVESTMENTS IN AFFILIATES (8.1%)
Fifth Third Institutional Money
   Market Fund (a)                    9,088,217       9,088,217
                                                  --------------

TOTAL INVESTMENTS IN AFFILIATES                       9,088,217
                                                  --------------

TOTAL INVESTMENTS (COST $149,561,458) - 100.9%      113,717,597

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%       (1,001,607)
                                                  --------------

NET ASSETS - 100.0%                               $ 112,715,990
                                                  ==============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.


            See notes to schedules of investments.

QUALITY GROWTH
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

-------------------------------------------------------------


                                     SHARES        VALUE
                                   ------------ -------------

COMMON STOCKS (96.3%)
AUTO COMPONENTS (0.8%)
Johnson Controls, Inc.                 161,055    $2,855,505
                                                -------------

BIOTECHNOLOGY (2.4%)
Gilead Sciences, Inc. *                180,000     8,253,000
                                                -------------

CAPITAL MARKETS (3.6%)
BlackRock, Inc.                         33,158     4,354,972
Northern Trust Corp.                    65,000     3,660,150
T Rowe Price Group, Inc.               100,000     3,954,000
                                                -------------
                                                  11,969,122
                                                -------------

CHEMICALS (3.9%)
Monsanto Co.                            75,000     6,673,500
Praxair, Inc.                          100,000     6,515,000
                                                -------------
                                                  13,188,500
                                                -------------

COMMERCIAL SERVICES & SUPPLIES (1.6%)
Stericycle, Inc. *                      90,000     5,258,700
                                                -------------

COMMUNICATIONS EQUIPMENT (4.4%)
Cisco Systems, Inc. *                  440,000     7,818,800
Qualcomm, Inc.                         180,003     6,886,915
                                                -------------
                                                  14,705,715
                                                -------------

COMPUTERS & PERIPHERALS (8.1%)
Apple, Inc. *                           61,000     6,562,990
EMC Corp. *                            400,000     4,712,000
Hewlett-Packard Co.                    200,000     7,656,000
International Business Machines
   Corp.                                90,000     8,367,300
                                                -------------
                                                  27,298,290
                                                -------------

CONSTRUCTION & ENGINEERING (1.1%)
Fluor Corp.                             90,949     3,631,593
                                                -------------

DIVERSIFIED FINANCIAL SERVICES (1.5%)
JPMorgan Chase & Co.                   123,160     5,080,350
                                                -------------

ELECTRIC UTILITIES (1.1%)
FPL Group, Inc.                         80,000     3,779,200
                                                -------------

ELECTRICAL COMPONENTS & EQUIPMENT
   (1.0%)
Roper Industries, Inc.                  75,791     3,437,122
                                                -------------

ENERGY EQUIPMENT & SERVICE (3.2%)
Nabors Industries, Ltd. *              198,950     2,860,901
Transocean, Inc. *                      59,685     4,913,866
Weatherford International, Ltd. *      180,003     3,038,451
                                                -------------
                                                  10,813,218
                                                -------------

FOOD & STAPLES RETAILING (1.8%)
Kroger Co. (The)                       220,000     6,041,200
                                                -------------

                                    Continued



                                      SHARES        VALUE
                                    ------------ -------------

COMMON STOCKS, CONTINUED
FOOD PRODUCTS (6.1%)
General Mills, Inc.                      70,000    $4,741,800
HJ Heinz Co.                            150,000     6,573,000
Kellogg Co.                             180,000     9,075,600
                                                 -------------
                                                   20,390,400
                                                 -------------

HEALTHCARE EQUIPMENT & SUPPLIES (6.6%)
Alcon, Inc.                              28,000     2,467,360
Baxter International, Inc.              150,000     9,073,500
Becton Dickinson & Co.                   61,580     4,273,652
St. Jude Medical, Inc. *                165,792     6,305,070
                                                 -------------
                                                   22,119,582
                                                 -------------

HOTELS RESTAURANTS & LEISURE (4.5%)
Burger King Holdings, Inc.              260,000     5,168,800
McDonald's Corp.                        175,000    10,137,750
                                                 -------------
                                                   15,306,550
                                                 -------------

HOUSEHOLD PRODUCTS (3.2%)
Colgate-Palmolive Co.                    71,054     4,459,349
Procter & Gamble Co.                     99,475     6,420,116
                                                 -------------
                                                   10,879,465
                                                 -------------

INTERNET SOFTWARE & SERVICES (2.0%)
Google, Inc., Class A *                  19,000     6,827,840
                                                 -------------

LEISURE EQUIPMENT & PRODUCTS (1.4%)
Hasbro, Inc.                            161,055     4,681,869
                                                 -------------

LIFE SCIENCES TOOLS & SERVICES (3.0%)
Illumina, Inc. *                        130,000     4,007,900
Thermo Fisher Scientific, Inc. *        151,581     6,154,188
                                                 -------------
                                                   10,162,088
                                                 -------------

MACHINERY (4.2%)
Caterpillar, Inc.                        75,000     2,862,750
Danaher Corp.                            60,000     3,554,400
Flowserve Corp.                          58,738     3,343,367
Illinois Tool Works, Inc.               127,897     4,270,481
                                                 -------------
                                                   14,030,998
                                                 -------------

MEDICAL-BIOMEDICAL/GENETICS (1.2%)
Alexion Pharmaceuticals, Inc. *         100,000     4,075,000
                                                 -------------

MEDICAL-DRUGS (2.5%)
Abbott Laboratories                     150,000     8,272,500
                                                 -------------

METALS & MINING (1.0%)
Freeport-McMoRan Copper & Gold, Inc.     70,000     2,037,000
United States Steel Corp.                37,895     1,397,568
                                                 -------------
                                                    3,434,568
                                                 -------------

MULTI-UTILITIES (1.1%)
MDU Resources Group, Inc.               200,000     3,642,000
                                                 -------------

                                    Continued

QUALITY GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------


                                      SHARES         VALUE
                                    ------------  ------------

COMMON STOCKS, CONTINUED
OIL & GAS (5.7%)
Chevron Corp.                            75,791    $5,654,009
Consol Energy, Inc.                      83,370     2,616,984
Devon Energy Corp.                       85,264     6,894,447
Occidental Petroleum Corp.               75,000     4,165,500
                                                  ------------
                                                   19,330,940
                                                  ------------

PERSONAL PRODUCTS (0.9%)
Estee Lauder Cos., Inc. (The), Class A   85,000     3,063,400
                                                  ------------

PHARMACEUTICALS (2.5%)
Johnson & Johnson                       140,000     8,587,600
                                                  ------------

ROAD & RAIL (2.0%)
Union Pacific Corp.                     100,000     6,677,000
                                                  ------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (2.1%)
Intel Corp.                             440,000     7,040,000
                                                  ------------

SOFTWARE (8.3%)
Activision Blizzard, Inc. *             549,482     6,846,545
Microsoft Corp.                         570,000    12,728,100
Oracle Corp. *                          450,006     8,230,610
                                                  ------------
                                                   27,805,255
                                                  ------------

SPECIALTY RETAIL (2.3%)
Best Buy Co., Inc.                       75,791     2,031,957
GameStop Corp., Class A *                56,843     1,556,930
Urban Outfitters, Inc. *                189,476     4,119,208
                                                  ------------
                                                    7,708,095
                                                  ------------

TEXTILES APPAREL & LUXURY GOODS (1.2%)
Nike, Inc., Class B                      70,000     4,034,100
                                                  ------------

TOTAL COMMON STOCKS                               324,380,765
                                                  ------------

                                     PRINCIPAL
                                      AMOUNT
                                    ------------
ASSET-BACKED SECURITIES (0.1%)
HOME EQUITY OTHER (0.0%)
GMAC Mortgage Corp. Loan Trust,
   Series 2004-HE5, Class A4, 4.34%,
   9/25/34 (a)                        $ 154,853       151,180
                                                  ------------

MANUFACTURED HOUSING ABS OTHER (0.1%)
Green Tree Financial Corp., Series
   1995-4, Class M1, 7.60%, 6/15/25 (a) 173,200       175,938
                                                  ------------

OTHER ABS (0.0%)
Aerco, Ltd., Series 2A, Class A3,
   5.05%, 7/15/25 (a) (b) (d)            79,425        62,746
                                                  ------------

TOTAL ASSET-BACKED SECURITIES                         389,864
                                                  ------------


                                    Continued


                                     PRINCIPAL
                                      AMOUNT        VALUE
                                    ------------ -------------

CORPORATE BONDS (0.1%)
COMMERCIAL BANKS-CENTRAL U.S. (0.1%)
Bank One Capital III, 8.75%, 9/1/30   $ 165,792     $ 142,866
                                                 -------------

TOTAL CORPORATE BONDS                                 142,866
                                                 -------------

MORTGAGE-BACKED SECURITIES (1.2%)
WL COLLATERAL CMO OTHER (1.1%)
American Home Mortgage Investment
   Trust, Series 2005-2, Class 5A4D,
   5.33%, 9/25/35                     1,421,073       885,980
Banc of America Funding Corp.,
   Series 2006-G, Class 3A2, 5.75%,
   7/20/36 (a)                        1,501,600       814,302
Bear Stearns Adjustable Rate
   Mortgage Trust, Series 2005-12,
   Class 13A1, 5.45%, 2/25/36 (a)       746,916       574,119
Chaseflex Trust, Series 2006-1,
   Class A2A, 5.94%, 6/25/36 (a)        371,034       339,552
Indymac Index Mortgage Loan Trust,
   Series 2005-AR9, Class 1A1, 4.90%,
   7/25/35 (a)                          142,776        91,472
JP Morgan Mortgage Trust, Series
   2005-A1, Class 2A1, 4.84%,
   2/25/35 (a)                          290,702       244,314
Morgan Stanley Mortgage Loan Trust,
   Series 2004-4, Class 3A, 5.00%,
   8/25/19                              556,896       516,521
WaMu Mortgage Pass Through
   Certificates, Series 2004-AR3,
   Class A2, 4.24%, 6/25/34 (a)         273,680       241,648
                                                 -------------
                                                    3,707,908
                                                 -------------

WL COLLATERAL CMO SEQUENTIAL (0.1%)
Countrywide Alternative Loan Trust,
   Series 2005-74T1, Class A1, 6.00%,
   1/25/36                              312,105       218,278
Countrywide Alternative Loan Trust,
   Series 2005-J3, Class 3A1, 6.50%,
   9/25/34                              163,262       141,811
                                                 -------------
                                                      360,089
                                                 -------------

WL COLLATERAL SUPPORT (0.0%)
Bear Stearns Alt-A Trust, Series
   2005-9, Class 21A2, 5.26%,
   11/25/35 (a)                         123,790        63,076
                                                 -------------

TOTAL MORTGAGE-BACKED SECURITIES                    4,131,073
                                                 -------------

U.S. GOVERNMENT AGENCIES (0.2%)
FANNIE MAE (0.1%)
5.50%, 4/25/37                          242,905       210,206
6.00%, 8/25/33 (a)                      324,159       280,009
                                                 -------------
                                                     490,215
                                                 -------------

                                    Continued

QUALITY GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

----------------------------------------------------------------

                                     PRINCIPAL
                                      AMOUNT          VALUE
                                    ------------  --------------

U.S. GOVERNMENT AGENCIES, CONTINUED
FREDDIE MAC (0.1%)
5.50%, 3/15/35                        $ 222,635       $ 210,539
                                                  --------------

GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (0.0%)
0.51%, 4/16/46, IO (a) (d)            3,154,524         103,030
                                                  --------------

TOTAL U.S. GOVERNMENT AGENCIES                          803,784
                                                  --------------

                                      SHARES
                                    ------------
INVESTMENTS IN AFFILIATES (4.0%)
Fifth Third Institutional Money
   Market Fund (c)                   13,513,645      13,513,645
                                                  --------------

TOTAL INVESTMENTS IN AFFILIATES                      13,513,645
                                                  --------------

TOTAL INVESTMENTS (COST $383,040,404) - 101.9%      343,361,997

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%       (6,513,820)
                                                  --------------

NET ASSETS - 100.0%                               $ 336,848,177
                                                  ==============

NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2008.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Investment is in Institutional Shares of underlying fund.

(d) The Fund's securities were fair valued at October 31, 2008 using procedures approved by the Board of Trustees.

The following abbreviation is used in the Schedule of Investments:
ABS - Asset-Backed Security
CMO - Collateralized Mortgage Obligation
IO - Interest Only
WL - Whole Loan


            See notes to schedules of investments.

DIVIDEND GROWTH
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

----------------------------------------------------------------


                                      SHARES          VALUE
                                   -------------  --------------

COMMON STOCKS (98.7%)
AEROSPACE & DEFENSE (3.1%)
United Technologies Corp.                 7,701       $ 423,247
                                                  --------------

AIR FREIGHT & LOGISTICS (1.1%)
CH Robinson Worldwide, Inc.               3,023         156,531
                                                  --------------

AUTO COMPONENTS (1.2%)
BorgWarner, Inc.                          7,094         159,402
                                                  --------------

BEVERAGES (3.2%)
Coca-Cola Co. (The)                       3,829         168,706
Diageo PLC ADR                            4,409         274,195
                                                  --------------
                                                        442,901
                                                  --------------

BIOTECHNOLOGY (3.1%)
Celgene Corp. *                           2,967         190,660
Genentech, Inc. *                         1,285         106,578
Gilead Sciences, Inc. *                   2,871         131,635
                                                  --------------
                                                        428,873
                                                  --------------

CAPITAL MARKETS (4.2%)
Charles Schwab Corp. (The)               12,038         230,166
Invesco, Ltd.                             9,462         141,078
Lazard, Ltd., Class A                     2,774          83,692
Northern Trust Corp.                      2,277         128,218
                                                  --------------
                                                        583,154
                                                  --------------

CHEMICALS (4.2%)
Air Products & Chemicals, Inc.            3,628         210,896
Ecolab, Inc.                              4,764         177,507
Praxair, Inc.                             2,830         184,374
                                                  --------------
                                                        572,777
                                                  --------------

COMMERCIAL BANKS (2.9%)
PNC Financial Services Group, Inc.        1,550         103,338
US Bancorp                                4,276         127,468
Wells Fargo & Co.                         4,768         162,350
                                                  --------------
                                                        393,156
                                                  --------------

COMMUNICATIONS EQUIPMENT (3.9%)
Harris Corp.                              5,968         214,550
Qualcomm, Inc.                            6,286         240,502
Research In Motion, Ltd. *                1,699          85,680
                                                  --------------
                                                        540,732
                                                  --------------

COMPUTERS & PERIPHERALS (2.7%)
EMC Corp. *                              13,071         153,976
Hewlett-Packard Co.                       5,859         224,283
                                                  --------------
                                                        378,259
                                                  --------------

DIVERSIFIED FINANCIAL SERVICES (4.7%)
Bank of America Corp.                    10,295         248,830
Citigroup, Inc.                           8,359         114,100

                                    Continued


                                     SHARES         VALUE
                                  ------------- ---------------

COMMON STOCKS, CONTINUED
DIVERSIFIED FINANCIAL SERVICES,
   CONTINUED
JPMorgan Chase & Co.                     7,031       $ 290,029
                                                ---------------
                                                       652,959
                                                ---------------

DIVERSIFIED TELECOMMUNICATION SERVICES
   (1.2%)
AT&T, Inc.                               6,152         164,689
                                                ---------------

ELECTRICAL COMPONENTS & EQUIPMENT
   (3.1%)
Emerson Electric Co.                     9,180         300,461
Roper Industries, Inc.                   2,807         127,298
                                                ---------------
                                                       427,759
                                                ---------------

ENERGY EQUIPMENT & SERVICES (2.2%)
Diamond Offshore Drilling, Inc.            744          66,067
Schlumberger, Ltd.                       4,476         231,186
                                                ---------------
                                                       297,253
                                                ---------------

FOOD & STAPLES RETAILING (4.5%)
Costco Wholesale Corp.                   2,751         156,835
CVS Caremark Corp.                       4,618         141,542
Wal-Mart Stores, Inc.                    5,645         315,047
                                                ---------------
                                                       613,424
                                                ---------------

FOOD PRODUCTS (1.1%)
Kellogg Co.                              2,874         144,907
                                                ---------------

HEALTHCARE EQUIPMENT & SUPPLIES (4.7%)
Becton Dickinson & Co.                   5,628         390,583
Stryker Corp.                            4,792         256,180
                                                ---------------
                                                       646,763
                                                ---------------

HEALTHCARE PROVIDERS & SERVICES (1.1%)
Aetna, Inc.                              6,049         150,439
                                                ---------------

HOTELS, RESTAURANTS & LEISURE (2.4%)
Carnival Corp.                           4,158         105,613
McDonald's Corp.                         3,938         228,128
                                                ---------------
                                                       333,741
                                                ---------------

HOUSEHOLD PRODUCTS (3.7%)
Kimberly-Clark Corp.                     2,221         136,125
Procter & Gamble Co.                     5,876         379,237
                                                ---------------
                                                       515,362
                                                ---------------

INDUSTRIAL CONGLOMERATES (2.0%)
General Electric Co.                    14,001         273,160
                                                ---------------

INSURANCE (2.3%)
ACE, Ltd.                                5,392         309,285
                                                ---------------


                                    Continued

DIVIDEND GROWTH
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

----------------------------------------------------------------


                                      SHARES          VALUE
                                   -------------  --------------

COMMON STOCKS, CONTINUED
INTERNET & CATALOG RETAIL (0.7%)
Amazon.com, Inc. *                        1,634        $ 93,530
                                                  --------------

INTERNET SOFTWARE & SERVICES (0.7%)
Google, Inc., Class A *                     267          95,949
                                                  --------------

IT SERVICES (1.6%)
Accenture, Ltd., Class A                  6,682         220,840
                                                  --------------

MACHINERY (0.4%)
Lincoln Electric Holdings, Inc.           1,231          53,118
                                                  --------------

MEDIA (1.4%)
Comcast Corp., Class A                   12,443         196,102
                                                  --------------

MEDICAL-DRUGS (2.0%)
Abbott Laboratories                       4,902         270,345
                                                  --------------

MULTI-UTILITIES (1.2%)
Wisconsin Energy Corp.                    3,857         167,780
                                                  --------------

OIL & GAS (10.5%)
Apache Corp.                              2,267         186,642
Chevron Corp.                             4,687         349,650
Exxon Mobil Corp.                         8,919         661,076
Marathon Oil Corp.                        3,606         104,935
XTO Energy, Inc.                          4,005         143,980
                                                  --------------
                                                      1,446,283
                                                  --------------

PHARMACEUTICALS (4.1%)
Johnson & Johnson                         6,504         398,956
Novartis AG ADR                           3,178         162,046
                                                  --------------
                                                        561,002
                                                  --------------

ROAD & RAIL (1.4%)
Canadian Pacific Railway, Ltd.            4,163         187,335
                                                  --------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (4.1%)
Microchip Technology, Inc.               12,439         306,373
Xilinx, Inc.                             14,215         261,840
                                                  --------------
                                                        568,213
                                                  --------------

SOFTWARE (2.2%)
Ansys, Inc. *                             2,780          79,592
Oracle Corp. *                           12,411         226,997
                                                  --------------
                                                        306,589
                                                  --------------

TEXTILES APPAREL & LUXURY GOODS (3.7%)
Nike, Inc., Class B                       4,272         246,195
VF Corp.                                  4,666         257,097
                                                  --------------
                                                        503,292
                                                  --------------


                                    Continued


                                     SHARES         VALUE
                                  ------------- ---------------

COMMON STOCKS, CONTINUED
TOBACCO (2.1%)
Philip Morris International, Inc.        6,581       $ 286,076
                                                ---------------

TOTAL COMMON STOCKS                                 13,565,227
                                                ---------------

INVESTMENTS IN AFFILIATES (1.2%)
Fifth Third Institutional Money
   Market Fund (a)                     168,345         168,345
                                                ---------------

TOTAL INVESTMENTS IN AFFILIATES                        168,345
                                                ---------------

TOTAL INVESTMENTS (COST $15,236,025) - 99.9%        13,733,572

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%             7,338
                                                ---------------

NET ASSETS - 100.0%                               $ 13,740,910
                                                ===============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.

The following abbreviation is used in the Schedule of Investments:

ADR - American Depositary Receipt


See notes to schedules of investments.

MICRO CAP VALUE
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------


                                    SHARES          VALUE
                                 -------------  --------------

COMMON STOCKS (98.2%)
AEROSPACE & DEFENSE (2.1%)
Ducommun, Inc.                         12,890       $ 260,249
LMI Aerospace, Inc. *                  20,353         310,790
                                                --------------
                                                      571,039
                                                --------------

BIOTECHNOLOGY (0.7%)
Emergent Biosolutions, Inc. *          11,228         202,216
                                                --------------

CAPITAL MARKETS (5.0%)
Gladstone Capital Corp.                21,961         261,555
MVC Capital, Inc.                      19,186         237,331
Penson Worldwide, Inc. *               26,581         189,788
Sanders Morris Harris Group, Inc.      49,909         369,327
SWS Group, Inc.                        16,860         312,922
                                                --------------
                                                    1,370,923
                                                --------------

COMMERCIAL BANKS (13.0%)
Bank of Florida Corp. *                26,461         161,412
Center Bancorp, Inc.                   29,762         303,572
Center Financial Corp.                 34,860         359,058
First Merchants Corp.                  15,490         340,935
First State Bancorporation             37,312         138,054
MainSource Financial Group, Inc.       18,978         338,947
Northrim BanCorp, Inc.                 13,600         179,384
Old Second Bancorp, Inc.               16,000         216,000
Pacific Continental Corp.              22,300         317,775
Renasant Corp.                         19,490         408,510
Rurban Financial Corp.                  9,876          88,884
Simmons First National Corp.,
   Class A                             11,213         347,827
Southcoast Financial Corp. *           16,872          86,891
Washington Trust Bancorp, Inc.         11,865         252,962
                                                --------------
                                                    3,540,211
                                                --------------

COMMERCIAL SERVICES & SUPPLIES (4.9%)
Barrett Business Services, Inc.        27,074         297,814
CBIZ, Inc. *                           37,455         303,386
ICT Group, Inc. *                      39,456         207,933
Schawk, Inc.                           24,303         319,098
Spherion Corp. *                       63,000         200,340
                                                --------------
                                                    1,328,571
                                                --------------

COMMUNICATIONS EQUIPMENT (1.9%)
Exfo Electro Optical Engineering,
   Inc. *                              29,067          82,841
Symmetricom, Inc. *                    95,620         425,509
                                                --------------
                                                      508,350
                                                --------------

COMPUTERS & PERIPHERALS (0.8%)
ActivIdentity Corp. *                  47,455          94,910
Dot Hill Systems Corp. *              104,876         124,802
                                                --------------
                                                      219,712
                                                --------------


                                    Continued



                                     SHARES          VALUE
                                   ------------  --------------

COMMON STOCKS, CONTINUED
CONSTRUCTION MATERIALS (1.1%)
Headwaters, Inc. *                      28,580       $ 302,948
                                                 --------------

DISTRIBUTORS (1.0%)
Audiovox Corp., Class A *               44,508         262,152
                                                 --------------

DIVERSIFIED CONSUMER SERVICES (0.9%)
Stewart Enterprises, Inc., Class A      49,500         255,915
                                                 --------------

DIVERSIFIED FINANCIAL SERVICES (1.2%)
NGP Capital Resources Co.               27,652         335,972
                                                 --------------

DIVERSIFIED TELECOMMUNICATION SERVICES
   (1.1%)
D&E Communications, Inc.                17,422         121,954
Iowa Telecommunications Services,
   Inc.                                 12,300         185,976
                                                 --------------
                                                       307,930
                                                 --------------

ELECTRONIC EQUIPMENT & INSTRUMENTS
   (4.6%)
CTS Corp.                               21,238         148,453
GSI Group, Inc. *                       84,317         162,732
OSI Systems, Inc. *                     17,072         196,328
PAR Technology Corp. *                  48,585         240,496
TTM Technologies, Inc. *                34,674         248,266
Zygo Corp. *                            28,242         242,599
                                                 --------------
                                                     1,238,874
                                                 --------------

ENERGY EQUIPMENT & SERVICES (1.3%)
Mitcham Industries, Inc. *              33,500         182,910
Trico Marine Services, Inc. *           18,673         168,057
                                                 --------------
                                                       350,967
                                                 --------------

ENTERPRISE SOFTWARE/SERVICES (0.9%)
American Software, Inc., Class A        54,500         247,975
                                                 --------------

FOOD & STAPLES RETAILING (0.8%)
Nash Finch Co.                           5,320         209,768
                                                 --------------

FOOD PRODUCTS (2.7%)
B&G Foods, Inc., Class A                44,033         164,243
Monterey Gourmet Foods, Inc. *          72,276         114,196
Overhill Farms, Inc. *                  80,928         360,130
Tasty Baking Co.                        20,479          89,698
                                                 --------------
                                                       728,267
                                                 --------------

GAS-DISTRIBUTION (1.2%)
Chesapeake Utilities Corp.              10,215         319,117
                                                 --------------

HEALTHCARE EQUIPMENT & SUPPLIES (5.5%)
Angiodynamics, Inc. *                   16,661         209,929
Datascope Corp.                          8,723         437,633
Greatbatch, Inc. *                      13,850         301,238

                                    Continued

MICRO CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)
-------------------------------------------------------------------


                                         SHARES         VALUE
                                      ------------- ---------------

COMMON STOCKS, CONTINUED
HEALTHCARE EQUIPMENT & SUPPLIES,
   CONTINUED
Medical Action Industries, Inc. *           37,183       $ 427,604
National Dentex Corp. *                     23,401         123,791
                                                    ---------------
                                                         1,500,195
                                                    ---------------

HEALTHCARE PROVIDERS & SERVICES (2.7%)
American Dental Partners, Inc. *            19,414         169,484
Cross Country Healthcare, Inc. *            24,590         278,359
Res-Care, Inc. *                            18,220         280,770
                                                    ---------------
                                                           728,613
                                                    ---------------

HOTELS RESTAURANTS & LEISURE (2.3%)
Benihana, Inc. *                             5,430          15,313
Benihana, Inc., Class A *                   54,478         162,344
Bluegreen Corp. *                           47,670         231,199
Frisch's Restaurants, Inc.                   5,846          99,967
Steak N Shake Co. (The) *                   20,299         104,540
                                                    ---------------
                                                           613,363
                                                    ---------------

HOUSEHOLD DURABLES (0.6%)
La-Z-Boy, Inc.                              27,025         156,204
                                                    ---------------

INSURANCE (4.1%)
Amerisafe, Inc. *                           18,141         312,751
Conseco, Inc. *                             77,600         144,336
Meadowbrook Insurance Group, Inc.           62,882         331,388
SeaBright Insurance Holdings, Inc. *        31,772         332,335
                                                    ---------------
                                                         1,120,810
                                                    ---------------

INTERNET SOFTWARE & SERVICES (1.5%)
Perficient, Inc. *                          46,000         252,540
Vignette Corp. *                            18,644         151,389
                                                    ---------------
                                                           403,929
                                                    ---------------

IT SERVICES (2.6%)
Ciber, Inc. *                               69,187         373,610
Ness Technologies, Inc. *                   43,584         322,086
                                                    ---------------
                                                           695,696
                                                    ---------------

MACHINERY (1.9%)
Flanders Corp. *                            49,374         306,119
NN, Inc.                                    11,365          81,941
Trimas Corp. *                              31,100         122,845
                                                    ---------------
                                                           510,905
                                                    ---------------

MARINE (0.9%)
Stealthgas, Inc.                            36,093         249,042
                                                    ---------------

MULTILINE RETAIL (0.6%)
Tuesday Morning Corp. *                     79,241         177,500
                                                    ---------------


                                    Continued


                                      SHARES         VALUE
                                   ----------------------------

COMMON STOCKS, CONTINUED
OIL & GAS (1.5%)
Callon Petroleum Co. *                  19,244       $ 198,598
Gulfport Energy Corp. *                 31,500         222,075
                                                 --------------
                                                       420,673
                                                 --------------

PAPER & FOREST PRODUCTS (1.0%)
Schweitzer-Mauduit International,
   Inc.                                 16,573         277,101
                                                 --------------

REAL ESTATE INVESTMENT TRUSTS (3.1%)
Hersha Hospitality Trust                70,081         295,041
MHI Hospitality Corp.                   31,620         102,765
Monmouth Real Estate Investment
   Corp., Class A                       37,043         270,414
U-Store-It Trust                        26,460         181,516
                                                 --------------
                                                       849,736
                                                 --------------

ROAD & RAIL (4.3%)
Celadon Group, Inc. *                   35,930         384,092
Marten Transport, Ltd. *                13,885         255,206
Saia, Inc. *                            31,050         329,440
USA Truck, Inc. *                       13,200         194,964
                                                 --------------
                                                     1,163,702
                                                 --------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (6.4%)
Applied Micro Circuits Corp. *          40,190         205,371
AXT, Inc. *                            207,200         329,448
IXYS Corp.                              29,848         236,993
Rudolph Technologies, Inc. *            58,314         195,352
Semitool, Inc. *                        57,097         337,443
Ultratech, Inc. *                       15,544         234,404
White Electronic Designs Corp. *        53,911         215,105
                                                 --------------
                                                     1,754,116
                                                 --------------

SPECIALTY RETAIL (5.4%)
Casual Male Retail Group, Inc. *        81,980         155,762
Charlotte Russe Holdings, Inc. *        25,182         212,788
Group 1 Automotive, Inc.                15,900         159,795
Jo-Ann Stores, Inc. *                   10,485         200,893
Monro Muffler, Inc.                     25,948         558,660
Stein Mart, Inc.                        78,964         169,773
                                                 --------------
                                                     1,457,671
                                                 --------------

TEXTILES APPAREL & LUXURY GOODS (1.4%)
Brown Shoe Co., Inc.                    23,900         251,906
Skechers U.S.A., Inc., Class A *        10,600         143,948
                                                 --------------
                                                       395,854
                                                 --------------

THRIFTS & MORTGAGE FINANCE (5.9%)
American Bancorp of New Jersey          28,662         257,958
Benjamin Franklin Bancorp, Inc.         17,441         226,559
Berkshire Hills Bancorp, Inc.           16,890         439,647

                                    Continued

MICRO CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

-------------------------------------------------------------------
                                         SHARES         VALUE
                                      ------------- ---------------

COMMON STOCKS, CONTINUED
THRIFTS & MORTGAGE FINANCE, CONTINUED
BofI Holding, Inc. *                        42,062       $ 193,485
United Western Bancorp, Inc.                20,147         228,668
WSFS Financial Corp.                         5,160         247,009
                                                    ---------------
                                                         1,593,326
                                                    ---------------

TRADING COMPANIES & DISTRIBUTORS
   (1.3%)
Aceto Corp.                                 41,222         344,204
                                                    ---------------

TOTAL COMMON STOCKS                                     26,713,547
                                                    ---------------

INVESTMENTS IN AFFILIATES (2.3%)
Fifth Third Institutional Money
   Market Fund (a)                         617,060         617,060
                                                    ---------------

TOTAL INVESTMENTS IN AFFILIATES                            617,060
                                                    ---------------

TOTAL INVESTMENTS (COST $35,658,058) - 100.5%           27,330,607

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%            (144,725)
                                                    ---------------

NET ASSETS - 100.0%                                   $ 27,185,882
                                                    ===============


NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.


            See notes to schedules of investments.

SMALL CAP VALUE
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------


                                    SHARES          VALUE
                                 -------------  --------------

COMMON STOCKS (97.0%)
AEROSPACE & DEFENSE (2.4%)
AAR Corp. *                            70,941     $ 1,134,347
AerCap Holdings NV *                   82,676         524,165
                                                --------------
                                                    1,658,512
                                                --------------

BEVERAGES (1.6%)
PepsiAmericas, Inc.                    60,159       1,138,810
                                                --------------

CAPITAL MARKETS (2.7%)
Apollo Investment Corp. *              77,256       1,018,234
Gladstone Capital Corp.                73,378         873,932
                                                --------------
                                                    1,892,166
                                                --------------

CHEMICALS (3.2%)
Ferro Corp.                            84,572       1,309,175
Olin Corp.                             28,622         519,775
PolyOne Corp. *                        77,357         367,446
                                                --------------
                                                    2,196,396
                                                --------------

COMMERCIAL BANKS (12.4%)
Community Bank System, Inc.            66,058       1,648,147
Huntington Bancshares, Inc.            79,640         752,598
MainSource Financial Group, Inc.       70,494       1,259,023
Old National Bancorp                   48,922         926,583
Renasant Corp.                         70,558       1,478,896
UMB Financial Corp.                     9,547         432,765
United Bankshares, Inc.                65,800       2,099,020
                                                --------------
                                                    8,597,032
                                                --------------

COMMERCIAL SERVICES & SUPPLIES (1.4%)
Schawk, Inc.                           74,982         984,514
                                                --------------

COMMUNICATIONS EQUIPMENT (1.2%)
ADC Telecommunications, Inc. *        132,545         840,335
                                                --------------

CONSTRUCTION MATERIALS (1.7%)
Headwaters, Inc. *                    110,414       1,170,388
                                                --------------

DIVERSIFIED CONSUMER SERVICES (1.5%)
Stewart Enterprises, Inc., Class A    203,860       1,053,956
                                                --------------

DIVERSIFIED TELECOMMUNICATION SERVICES
   (2.5%)
Iowa Telecommunications Services,
   Inc.                               115,949       1,753,149
                                                --------------

ELECTRIC UTILITIES (3.7%)
Cleco Corp.                            66,606       1,532,604
Westar Energy, Inc.                    54,121       1,054,818
                                                --------------
                                                    2,587,422
                                                --------------

                                    SHARES          VALUE
                                 -------------  --------------

COMMON STOCKS, CONTINUED
ELECTRICAL COMPONENTS & EQUIPMENT
   (1.3%)
EnerSys *                              65,915       $ 871,396
                                                --------------

ELECTRONIC EQUIPMENT & INSTRUMENTS
   (1.2%)
CTS Corp.                             114,539         800,628
                                                --------------

ENERGY EQUIPMENT & SERVICES (1.9%)
Oil States International, Inc. *       40,330         932,833
Trico Marine Services, Inc. *          45,270         407,430
                                                --------------
                                                    1,340,263
                                                --------------

FOOD & STAPLES RETAILING (1.5%)
Casey's General Stores, Inc.           35,471       1,071,224
                                                --------------

FOOD PRODUCTS (1.8%)
Fresh Del Monte Produce, Inc. *        60,182       1,270,442
                                                --------------

GAS-DISTRIBUTION (1.1%)
Southern Union Co.                     43,303         745,678
                                                --------------

HEALTHCARE PROVIDERS & SERVICES (3.1%)
Kindred Healthcare, Inc. *             69,388       1,005,432
Molina Healthcare, Inc. *              51,927       1,156,414
                                                --------------
                                                    2,161,846
                                                --------------

HOTELS RESTAURANTS & LEISURE (0.6%)
Bluegreen Corp. *                      85,572         415,024
                                                --------------

HOUSEHOLD DURABLES (1.3%)
La-Z-Boy, Inc.                        156,304         903,437
                                                --------------

INSURANCE (4.4%)
Endurance Specialty Holdings, Ltd.     48,222       1,458,233
Platinum Underwriters Holdings,
   Ltd.                                50,561       1,604,806
                                                --------------
                                                    3,063,039
                                                --------------

IT SERVICES (1.7%)
Perot Systems Corp., Class A *         83,027       1,194,759
                                                --------------

MACHINERY (7.0%)
Albany International Corp., Class A    56,811         827,168
Baldor Electric Co.                    47,065         826,461
EnPro Industries, Inc. *               50,155       1,113,943
Toro Co.                               37,335       1,255,949
Trinity Industries, Inc.               48,129         812,418
                                                --------------
                                                    4,835,939
                                                --------------

METALS & MINING (1.3%)
Schnitzer Steel Industries, Inc.,
   Class A                             32,834         884,220
                                                --------------

                                    Continued

SMALL CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------


                                    SHARES          VALUE
                                 -------------  --------------

COMMON STOCKS, CONTINUED
MULTILINE RETAIL (1.6%)
Dollar Tree, Inc. *                    29,373     $ 1,116,761
                                                --------------

MULTI-UTILITIES (2.1%)
Vectren Corp.                          58,071       1,463,389
                                                --------------

OIL & GAS (2.0%)
Rosetta Resources, Inc. *              56,770         598,924
Tsakos Energy Navigation, Ltd.         32,491         803,827
                                                --------------
                                                    1,402,751
                                                --------------

PAPER & FOREST PRODUCTS (2.1%)
Schweitzer-Mauduit International,
   Inc.                                87,244       1,458,720
                                                --------------

PHARMACEUTICALS (0.8%)
Par Pharmaceutical Cos., Inc. *        56,668         566,680
                                                --------------

REAL ESTATE INVESTMENT TRUSTS (4.7%)
LaSalle Hotel Properties               97,880       1,378,151
U-Store-It Trust                      136,890         939,065
Weingarten Realty Investors            45,976         940,209
                                                --------------
                                                    3,257,425
                                                --------------

ROAD & RAIL (3.2%)
Marten Transport, Ltd. *               64,045       1,177,147
Werner Enterprises, Inc.               53,092       1,041,665
                                                --------------
                                                    2,218,812
                                                --------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (4.3%)
Cabot Microelectronics Corp. *         42,468       1,220,106
Semitool, Inc. *                      154,994         916,015
Teradyne, Inc. *                      162,594         829,229
                                                --------------
                                                    2,965,350
                                                --------------

SOFTWARE (3.1%)
Sybase, Inc. *                         48,779       1,298,985
THQ, Inc. *                           110,843         825,780
                                                --------------
                                                    2,124,765
                                                --------------

SPECIALTY RETAIL (3.8%)
American Eagle Outfitters, Inc.        79,524         884,307
Group 1 Automotive, Inc.               43,595         438,130
Monro Muffler, Inc.                    61,869       1,332,039
                                                --------------
                                                    2,654,476
                                                --------------

TEXTILES APPAREL & LUXURY GOODS (3.6%)
Brown Shoe Co., Inc.                   76,657         807,965
Phillips-Van Heusen Corp.              37,039         907,826
Skechers U.S.A., Inc., Class A *       57,254         777,509
                                                --------------
                                                    2,493,300
                                                --------------


                                    Continued


                                    SHARES          VALUE
                                 -------------  --------------

COMMON STOCKS, CONTINUED
THRIFTS & MORTGAGE FINANCE (2.2%)
NewAlliance Bancshares, Inc.          112,429     $ 1,551,520
                                                --------------

TRANSPORT-MARINE (1.0%)
Alexander & Baldwin, Inc.              22,925         731,308
                                                --------------

TOTAL COMMON STOCKS                                67,435,832
                                                --------------

INVESTMENTS IN AFFILIATES (4.0%)
Fifth Third Institutional Money
   Market Fund (a)                  2,775,935       2,775,935
                                                --------------

TOTAL INVESTMENTS IN AFFILIATES                     2,775,935
                                                --------------

TOTAL INVESTMENTS (COST $88,323,712) - 101.0%      70,211,767

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%       (689,504)
                                                --------------

NET ASSETS - 100.0%                              $ 69,522,263
                                                ==============


Notes to Schedule of Investments

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.


           See notes to schedules of investments.

ALL CAP VALUE
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------


                                    SHARES          VALUE
                                 -------------  --------------

COMMON STOCKS (96.2%)
AEROSPACE & DEFENSE (2.6%)
AAR Corp. *                           118,740     $ 1,898,653
General Dynamics Corp.                 13,373         806,659
United Technologies Corp.              26,742       1,469,740
                                                --------------
                                                    4,175,052
                                                --------------

BEVERAGES (0.9%)
Coca-Cola Enterprises, Inc.           142,950       1,436,648
                                                --------------

BIOTECHNOLOGY (2.7%)
Amgen, Inc. *                          72,740       4,356,399
                                                --------------

CAPITAL MARKETS (1.4%)
Lazard, Ltd., Class A                  26,745         806,897
Legg Mason, Inc.                       65,255       1,448,008
                                                --------------
                                                    2,254,905
                                                --------------

CHEMICALS (3.3%)
Dow Chemical Co. (The)                 64,181       1,711,707
E.I. du Pont de Nemours & Co.          64,181       2,053,792
Lubrizol Corp.                         42,788       1,607,973
                                                --------------
                                                    5,373,472
                                                --------------

COMMERCIAL BANKS (5.7%)
Comerica, Inc.                         42,791       1,180,604
Marshall & Ilsley Corp.                50,810         916,104
Old National Bancorp                   53,485       1,013,006
SunTrust Banks, Inc.                   32,093       1,288,213
United Bankshares, Inc.                27,815         887,298
US Bancorp                             52,230       1,556,977
Wells Fargo & Co.                      71,985       2,451,089
                                                --------------
                                                    9,293,291
                                                --------------

COMMERCIAL SERVICES & SUPPLIES (1.7%)
ICT Group, Inc. *                      84,925         447,555
Manpower, Inc.                         21,395         666,026
Pitney Bowes, Inc.                     64,181       1,590,405
                                                --------------
                                                    2,703,986
                                                --------------

COMMUNICATIONS EQUIPMENT (0.6%)
Symmetricom, Inc. *                   213,944         952,051
                                                --------------

COMPUTERS & PERIPHERALS (1.5%)
International Business Machines
   Corp.                               23,000       2,138,310
Seagate Technology                     53,485         362,094
                                                --------------
                                                    2,500,404
                                                --------------

CONSUMER FINANCE (0.9%)
Discover Financial Services           120,345       1,474,226
                                                --------------

DIVERSIFIED FINANCIAL SERVICES (7.7%)
Bank of America Corp.                 149,761       3,619,723
Citigroup, Inc.                       231,060       3,153,969
                                    Continued


                                    SHARES          VALUE
                                 -------------  --------------

COMMON STOCKS, CONTINUED
DIVERSIFIED FINANCIAL SERVICES,
   CONTINUED
JPMorgan Chase & Co.                  122,863     $ 5,068,099
NYSE Euronext                          26,000         784,680
                                                --------------
                                                   12,626,471
                                                --------------

DIVERSIFIED TELECOMMUNICATION SERVICES
   (4.6%)
AT&T, Inc.                             80,230       2,147,757
Qwest Communications International,
   Inc.                               687,295       1,965,664
Verizon Communications, Inc.           75,415       2,237,563
Windstream Corp.                      164,040       1,231,940
                                                --------------
                                                    7,582,924
                                                --------------

ELECTRIC UTILITIES (4.2%)
American Electric Power Co., Inc.      53,488       1,745,314
Duke Energy Corp.                      58,835         963,717
Edison International                   40,117       1,427,764
FPL Group, Inc.                        26,742       1,263,292
Pepco Holdings, Inc.                   74,879       1,546,251
                                                --------------
                                                    6,946,338
                                                --------------

ELECTRONIC EQUIPMENT & INSTRUMENTS
   (0.5%)
Avnet, Inc. *                          26,742         447,661
Vishay Intertechnology, Inc. *         80,228         345,783
                                                --------------
                                                      793,444
                                                --------------

ENERGY EQUIPMENT & SERVICES (3.6%)
Nabors Industries, Ltd. *             130,505       1,876,662
Tidewater, Inc.                        48,139       2,099,342
Transocean, Inc. *                     19,000       1,564,270
Trico Marine Services, Inc. *          40,115         361,035
                                                --------------
                                                    5,901,309
                                                --------------

FOOD & STAPLES RETAILING (1.9%)
Safeway, Inc.                          93,601       1,990,893
SUPERVALU, Inc.                        80,230       1,142,475
                                                --------------
                                                    3,133,368
                                                --------------

FOOD PRODUCTS (3.3%)
ConAgra Foods, Inc.                    45,462         791,948
Kraft Foods, Inc., Class A            108,579       3,163,992
Tyson Foods, Inc., Class A            160,460       1,402,420
                                                --------------
                                                    5,358,360
                                                --------------

HEALTHCARE EQUIPMENT & SUPPLIES (0.6%)
Hologic, Inc. *                        72,205         883,789
                                                --------------


                                    Continued

ALL CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------


                                    SHARES          VALUE
                                 -------------  --------------

COMMON STOCKS, CONTINUED
HEALTHCARE PROVIDERS & SERVICES (3.4%)
Laboratory Corp. of America
   Holdings *                          24,068     $ 1,479,941
Omnicare, Inc.                         20,055         552,917
UnitedHealth Group, Inc.              145,645       3,456,156
                                                --------------
                                                    5,489,014
                                                --------------

HOTELS RESTAURANTS & LEISURE (1.8%)
Carnival Corp.                         57,765       1,467,231
Darden Restaurants, Inc.               66,860       1,482,286
                                                --------------
                                                    2,949,517
                                                --------------

HOUSEHOLD DURABLES (2.4%)
Snap-On, Inc.                          24,069         889,350
Stanley Works (The)                    40,117       1,313,431
Tupperware Brands Corp.                69,530       1,759,109
                                                --------------
                                                    3,961,890
                                                --------------

INDUSTRIAL CONGLOMERATES (3.6%)
3M Co.                                 28,617       1,840,073
General Electric Co.                  210,198       4,100,963
                                                --------------
                                                    5,941,036
                                                --------------

INSURANCE (3.8%)
Allstate Corp. (The)                   48,137       1,270,335
Hartford Financial Services Group,
   Inc.                                53,486         551,976
MetLife, Inc.                          43,833       1,456,132
Prudential Financial, Inc.             43,860       1,315,800
Travelers Cos., Inc. (The)             37,440       1,593,072
                                                --------------
                                                    6,187,315
                                                --------------

IT SERVICES (0.7%)
Computer Sciences Corp. *              38,509       1,161,431
                                                --------------

LEISURE EQUIPMENT & PRODUCTS (0.5%)
Mattel, Inc.                           58,835         883,702
                                                --------------

MACHINERY (2.5%)
Caterpillar, Inc.                      37,438       1,429,009
Joy Global, Inc.                       35,835       1,038,498
Pall Corp.                             61,509       1,624,453
                                                --------------
                                                    4,091,960
                                                --------------

MEDIA (1.6%)
Time Warner, Inc.                     119,275       1,203,485
Viacom, Inc., Class B *                73,810       1,492,438
                                                --------------
                                                    2,695,923
                                                --------------

METALS & MINING (1.0%)
Alcoa, Inc.                            80,230         923,447
Schnitzer Steel Industries, Inc.,
   Class A                             26,000         700,180
                                                --------------
                                                    1,623,627
                                                --------------


                                    Continued

                                    SHARES          VALUE
                                 -------------  --------------

COMMON STOCKS, CONTINUED
MULTILINE RETAIL (0.6%)
Dollar Tree, Inc. *                    26,745     $ 1,016,845
                                                --------------

OIL & GAS (12.2%)
Anadarko Petroleum Corp.               38,512       1,359,474
Apache Corp.                           10,600         872,698
Chevron Corp.                          53,488       3,990,205
ConocoPhillips                         72,205       3,756,104
Exxon Mobil Corp.                      69,533       5,153,786
Marathon Oil Corp.                     76,670       2,231,097
Spectra Energy Corp.                   29,415         568,592
Sunoco, Inc.                           27,280         832,040
XTO Energy, Inc.                       34,070       1,224,816
                                                --------------
                                                   19,988,812
                                                --------------

PHARMACEUTICALS (5.6%)
Forest Laboratories, Inc. *            73,810       1,714,606
Johnson & Johnson                      40,117       2,460,777
Pfizer, Inc.                          106,971       1,894,457
Schering-Plough Corp.                 116,600       1,689,534
Wyeth                                  42,790       1,376,982
                                                --------------
                                                    9,136,356
                                                --------------

REAL ESTATE INVESTMENT TRUSTS (1.0%)
Duke Realty Corp.                      53,485         754,673
Prologis                               32,090         449,260
Weingarten Realty Investors            21,395         437,528
                                                --------------
                                                    1,641,461
                                                --------------

REINSURANCE (0.3%)
Reinsurance Group of America, Inc.,
   Class B                             13,947         516,597
                                                --------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (3.3%)
Applied Materials, Inc.               160,460       2,071,539
Cabot Microelectronics Corp. *         47,069       1,352,292
Intel Corp.                           123,615       1,977,840
                                                --------------
                                                    5,401,671
                                                --------------

SOFTWARE (0.5%)
Cadence Design Systems, Inc. *        106,970         435,368
THQ, Inc. *                            54,000         402,300
                                                --------------
                                                      837,668
                                                --------------

SPECIALTY RETAIL (0.4%)
American Eagle Outfitters, Inc.        64,185         713,737
                                                --------------

TEXTILES APPAREL & LUXURY GOODS (0.9%)
Phillips-Van Heusen Corp.              36,140         885,791
Skechers U.S.A., Inc., Class A *       43,000         583,940
                                                --------------
                                                    1,469,731
                                                --------------


                                    Continued

ALL CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

-----------------------------------------------------------------------


                                    SHARES            VALUE
                                 -------------  --------------

COMMON STOCKS, CONTINUED
THRIFTS & MORTGAGE FINANCE (1.0%)
New York Community Bancorp, Inc.      106,971     $ 1,675,166
                                                --------------

TOBACCO (1.4%)
Altria Group, Inc.                    117,670       2,258,087
                                                --------------

TOTAL COMMON STOCKS                               157,387,983
                                                --------------

INVESTMENTS IN AFFILIATES (3.9%)
Fifth Third Institutional Money
   Market Fund (a)                  6,344,641       6,344,641
                                                --------------

TOTAL INVESTMENTS IN AFFILIATES                     6,344,641
                                                --------------

TOTAL INVESTMENTS (COST $204,876,545) - 100.1%    163,732,624

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%       (110,005)
                                                --------------

NET ASSETS - 100.0%                             $ 163,622,619
                                                ==============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.


           See notes to schedules of investments.

DISCIPLINED LARGE CAP VALUE
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

---------------------------------------------------------------


                                     SHARES         VALUE
                                  ------------- ---------------

COMMON STOCKS (97.3%)
AEROSPACE & DEFENSE (1.9%)
Northrop Grumman Corp.                  65,155     $ 3,055,118
United Technologies Corp.               65,155       3,580,919
                                                ---------------
                                                     6,636,037
                                                ---------------

BIOTECHNOLOGY (2.6%)
Amgen, Inc. *                          151,486       9,072,497
                                                ---------------

CHEMICALS (2.5%)
Dow Chemical Co. (The)                 252,477       6,733,562
E.I. du Pont de Nemours & Co.           66,049       2,113,568
                                                ---------------
                                                     8,847,130
                                                ---------------

COMMERCIAL BANKS (4.1%)
Marshall & Ilsley Corp.                211,755       3,817,943
SunTrust Banks, Inc.                    75,956       3,048,874
Wachovia Corp.                         488,664       3,132,336
Wells Fargo & Co.                      130,310       4,437,055
                                                ---------------
                                                    14,436,208
                                                ---------------

COMMERCIAL SERVICES & SUPPLIES (2.3%)
Pitney Bowes, Inc.                     203,610       5,045,456
RR Donnelley & Sons Co.                195,466       3,238,871
                                                ---------------
                                                     8,284,327
                                                ---------------

COMPUTERS & PERIPHERALS (0.6%)
Seagate Technology                     325,776       2,205,504
                                                ---------------

CONSUMER FINANCE (0.9%)
Discover Financial Services            260,621       3,192,607
                                                ---------------

DIVERSIFIED FINANCIAL SERVICES (8.0%)
Bank of America Corp.                  415,365      10,039,372
Citigroup, Inc.                        558,706       7,626,337
JPMorgan Chase & Co.                   262,901      10,844,666
                                                ---------------
                                                    28,510,375
                                                ---------------

DIVERSIFIED TELECOMMUNICATION SERVICES
   (7.5%)
AT&T, Inc.                             586,397      15,697,848
Qwest Communications International,
   Inc. (a)                          2,215,278       6,335,695
Windstream Corp.                       602,686       4,526,172
                                                ---------------
                                                    26,559,715
                                                ---------------

ENERGY EQUIPMENT & SERVICES (1.0%)
Transocean, Inc. *                      44,583       3,670,518
                                                ---------------

FOOD PRODUCTS (3.3%)
Kraft Foods, Inc., Class A             399,402      11,638,574
                                                ---------------


                                    Continued



                                     SHARES         VALUE
                                  ------------- ---------------

COMMON STOCKS, CONTINUED
HEALTHCARE PROVIDERS & SERVICES (2.2%)
UnitedHealth Group, Inc.               325,776     $ 7,730,665
                                                ---------------

HOTELS RESTAURANTS & LEISURE (2.6%)
Carnival Corp.                         179,177       4,551,096
Darden Restaurants, Inc.               219,899       4,875,161
                                                ---------------
                                                     9,426,257
                                                ---------------

HOUSEHOLD DURABLES (0.5%)
Fortune Brands, Inc.                    42,932       1,637,426
                                                ---------------

INDUSTRIAL CONGLOMERATES (6.0%)
3M Co.                                 156,373      10,054,784
General Electric Co.                   570,108      11,122,807
                                                ---------------
                                                    21,177,591
                                                ---------------

INSURANCE (4.9%)
Allstate Corp. (The)                   123,842       3,268,190
Hartford Financial Services Group,
   Inc.                                114,022       1,176,707
MetLife, Inc.                          186,344       6,190,348
Prudential Financial, Inc.              48,866       1,465,980
Travelers Cos., Inc. (The)             122,166       5,198,163
                                                ---------------
                                                    17,299,388
                                                ---------------

IT SERVICES (1.0%)
Computer Sciences Corp. *              120,537       3,635,396
                                                ---------------

LEISURE EQUIPMENT & PRODUCTS (1.5%)
Mattel, Inc.                           366,498       5,504,800
                                                ---------------

MACHINERY (0.7%)
Caterpillar, Inc.                       65,155       2,486,966
                                                ---------------

MEDIA (4.0%)
Time Warner, Inc.                      692,274       6,985,044
Viacom, Inc., Class B *                363,240       7,344,713
                                                ---------------
                                                    14,329,757
                                                ---------------

METALS & MINING (0.5%)
Alcoa, Inc.                            166,875       1,920,731
                                                ---------------

MULTI-UTILITIES (2.6%)
PG&E Corp.                             250,848       9,198,596
                                                ---------------

OIL & GAS (16.8%)
Apache Corp.                            78,186       6,437,053
Chevron Corp.                          195,466      14,581,764
ConocoPhillips                         213,058      11,083,277
Exxon Mobil Corp.                      249,219      18,472,112
Marathon Oil Corp.                     140,354       4,084,302
XTO Energy, Inc.                       138,455       4,977,457
                                                ---------------
                                                    59,635,965
                                                ---------------

                                    Continued

DISCIPLINED LARGE CAP VALUE
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

---------------------------------------------------------------


                                     SHARES         VALUE
                                  ------------- ---------------

COMMON STOCKS, CONTINUED
PHARMACEUTICALS (8.5%)
Eli Lilly & Co.                        138,455     $ 4,682,548
Forest Laboratories, Inc. *            276,910       6,432,619
Johnson & Johnson                      100,991       6,194,788
Schering-Plough Corp.                  622,232       9,016,142
Wyeth                                  120,537       3,878,881
                                                ---------------
                                                    30,204,978
                                                ---------------

REAL ESTATE INVESTMENT TRUSTS (1.8%)
Duke Realty Corp.                      358,354       5,056,375
Prologis                               105,877       1,482,278
                                                ---------------
                                                     6,538,653
                                                ---------------

REINSURANCE (0.7%)
Reinsurance Group of America, Inc.,
   Class B                              64,504       2,389,228
                                                ---------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (2.3%)
Applied Materials, Inc.                198,147       2,558,078
Intel Corp.                            342,065       5,473,040
                                                ---------------
                                                     8,031,118
                                                ---------------

SOFTWARE (1.6%)
Amdocs, Ltd. *                         252,477       5,695,881
                                                ---------------

TOBACCO (4.4%)
Altria Group, Inc.                     524,500      10,065,155
Philip Morris International, Inc.      130,310       5,664,576
                                                ---------------
                                                    15,729,731
                                                ---------------

TOTAL COMMON STOCKS                                345,626,619
                                                ---------------

INVESTMENT COMPANIES (0.0%)
State Street Navigator Securities
   Lending Portfolio (c)                95,814          95,814
                                                ---------------

TOTAL INVESTMENT COMPANIES                              95,814
                                                ---------------

INVESTMENTS IN AFFILIATES (2.6%)
Fifth Third Institutional Money
   Market Fund (b)                   9,251,244       9,251,244
                                                ---------------

TOTAL INVESTMENTS IN AFFILIATES                      9,251,244
                                                ---------------

TOTAL INVESTMENTS (COST $445,739,454) - 99.9%      354,973,677

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%           353,334
                                                ---------------

NET ASSETS - 100.0%                              $ 355,327,011
                                                ===============


                                    Continued




NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  All or part of this security was on loan.

(b)  Investment is in Institutional Shares of underlying fund.

(c) Represents investments of cash collateral received in connection with securities lending.


            See notes to schedules of investments.

STRUCTURED LARGE CAP PLUS
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

----------------------------------------------------------------------


                                        SHARES           VALUE
                                     ------------- -------------------

COMMON STOCKS (128.1%)
AEROSPACE & DEFENSE (2.2%)
Boeing Co.                                    657            $ 34,341
Honeywell International, Inc. (c)          12,254             373,134
L-3 Communications Holdings, Inc.           8,238             668,679
Northrop Grumman Corp.                        328              15,380
Raytheon Co. (c)                           24,389           1,246,522
                                                   -------------------
                                                            2,338,056
                                                   -------------------

AIRLINES (1.2%)
Southwest Airlines Co. (c)                104,474           1,230,704
                                                   -------------------

BEVERAGES (3.1%)
Molson Coors Brewing Co., Class B           4,035             150,748
Pepsi Bottling Group, Inc. (c)             57,387           1,326,787
PepsiCo, Inc. (c)                          31,822           1,814,172
                                                   -------------------
                                                            3,291,707
                                                   -------------------

BIOTECHNOLOGY (3.3%)
Amgen, Inc. *                              13,218             791,626
Cephalon, Inc. * (c)                       10,333             741,083
Gilead Sciences, Inc. * (c)                42,767           1,960,867
                                                   -------------------
                                                            3,493,576
                                                   -------------------

CAPITAL MARKETS (2.2%)
Ameriprise Financial, Inc.                     83               1,793
Charles Schwab Corp. (The) (c)              8,506             162,635
Goldman Sachs Group, Inc. (The) (c)        14,245           1,317,662
Janus Capital Group, Inc. (c)              48,388             568,075
Morgan Stanley (c)                         10,059             175,731
T Rowe Price Group, Inc.                    2,135              84,418
                                                   -------------------
                                                            2,310,314
                                                   -------------------

CHEMICALS (2.9%)
Air Products & Chemicals, Inc.                150               8,719
Ashland, Inc. (c)                          28,925             653,416
Dow Chemical Co. (The) (c)                 39,545           1,054,665
Eastman Chemical Co.                          743              30,010
Ecolab, Inc. (c)                            9,464             352,629
Praxair, Inc.                              12,935             842,715
Sigma-Aldrich Corp.                         1,654              72,544
                                                   -------------------
                                                            3,014,698
                                                   -------------------

COMMERCIAL BANKS (2.5%)
US Bancorp                                  3,418             101,891
Wachovia Corp. (c)                         41,100             263,451
Wells Fargo & Co. (c)                      66,788           2,274,131
                                                   -------------------
                                                            2,639,473
                                                   -------------------

COMMERCIAL SERVICES & SUPPLIES (0.7%)
Allied Waste Industries, Inc. *             4,228              44,056
Robert Half International, Inc.            20,009             377,570
Waste Management, Inc. (c)                  9,491             296,404
                                                   -------------------
                                                              718,030
                                                   -------------------

                                    Continued


                                         SHARES          VALUE
                                       ------------  --------------

COMMON STOCKS, CONTINUED
COMMUNICATIONS EQUIPMENT (2.9%)
Cisco Systems, Inc. * (c)                   42,796       $ 760,485
Juniper Networks, Inc. * (c)                17,393         325,945
Qualcomm, Inc. (c)                          51,659       1,976,473
                                                     --------------
                                                         3,062,903
                                                     --------------

COMPUTERS & PERIPHERALS (4.9%)
Apple, Inc. * (c)                           15,453       1,662,588
Dell, Inc. * (c)                            69,139         840,039
International Business Machines
   Corp. (c)                                17,570       1,633,483
QLogic Corp. * (c)                          90,247       1,084,769
                                                     --------------
                                                         5,220,879
                                                     --------------

CONSTRUCTION & ENGINEERING (0.4%)
Fluor Corp.                                  9,807         391,593
Foster Wheeler, Ltd. *                       1,229          33,675
                                                     --------------
                                                           425,268
                                                     --------------

CONSUMER FINANCE (0.9%)
Capital One Financial Corp. (c)             22,159         866,860
Discover Financial Services (c)              6,546          80,189
                                                     --------------
                                                           947,049
                                                     --------------

CONTAINERS & PACKAGING (1.6%)
Ball Corp. (c)                              35,580       1,216,836
Bemis Co., Inc.                              7,827         194,423
Sealed Air Corp.                            14,523         245,729
                                                     --------------
                                                         1,656,988
                                                     --------------

COSMETICS & TOILETRIES (0.0%)
Avon Products, Inc.                            820          20,361
                                                     --------------

DIVERSIFIED CONSUMER SERVICES (0.7%)
H&R Block, Inc. (c)                         36,249         714,830
                                                     --------------

DIVERSIFIED FINANCIAL SERVICES (5.9%)
Bank of America Corp. (c)                   44,222       1,068,846
Citigroup, Inc. (c)                         59,938         818,154
IntercontinentalExchange, Inc. *             2,592         221,771
JPMorgan Chase & Co. (c)                    81,439       3,359,359
Leucadia National Corp.                      9,807         263,220
Nasdaq OMX Group (The) * (c)                16,153         524,326
                                                     --------------
                                                         6,255,676
                                                     --------------

DIVERSIFIED TELECOMMUNICATION SERVICES
   (4.0%)
AT&T, Inc. (c)                             100,666       2,694,829
CenturyTel, Inc. (c)                        46,470       1,166,862
Verizon Communications, Inc. (c)            12,621         374,465
                                                     --------------
                                                         4,236,156
                                                     --------------



                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

----------------------------------------------------------------------


                                        SHARES           VALUE
                                     ------------- -------------------

COMMON STOCKS, CONTINUED
ELECTRIC UTILITIES (3.0%)
Duke Energy Corp. (c)                      44,640           $ 731,203
Edison International (c)                   20,503             729,702
FirstEnergy Corp. (c)                      28,971           1,511,127
Pinnacle West Capital Corp. (c)             5,552             175,721
                                                   -------------------
                                                            3,147,753
                                                   -------------------

ELECTRICAL COMPONENTS & EQUIPMENT
   (0.6%)
Emerson Electric Co. (c)                   18,588             608,385
                                                   -------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS
   (1.0%)
Agilent Technologies, Inc. *               28,063             622,718
Jabil Circuit, Inc. (c)                    46,871             394,185
                                                   -------------------
                                                            1,016,903
                                                   -------------------

ENERGY EQUIPMENT & SERVICES (2.5%)
Cameron International Corp. * (c)          19,105             463,487
FMC Technologies, Inc. *                    1,360              47,586
Halliburton Co. (c)                        36,701             726,313
National Oilwell Varco, Inc. * (c)          7,648             228,599
Noble Corp.                                 1,511              48,669
Patterson-UTI Energy, Inc. (c)             31,199             414,011
Schlumberger, Ltd.                          3,172             163,834
Smith International, Inc.                  17,752             612,089
                                                   -------------------
                                                            2,704,588
                                                   -------------------

FOOD & STAPLES RETAILING (2.8%)
Safeway, Inc. (c)                          12,680             269,704
SUPERVALU, Inc. (c)                        60,726             864,738
Wal-Mart Stores, Inc. (c)                  32,083           1,790,552
                                                   -------------------
                                                            2,924,994
                                                   -------------------

FOOD PRODUCTS (3.7%)
General Mills, Inc. (c)                    30,528           2,067,967
HJ Heinz Co. (c)                            2,032              89,042
Kellogg Co. (c)                            35,575           1,793,691
                                                   -------------------
                                                            3,950,700
                                                   -------------------

GAS-DISTRIBUTION (1.1%)
Oneok, Inc. (c)                            35,048           1,118,031
                                                   -------------------

HEALTHCARE EQUIPMENT & SUPPLIES (2.6%)
Baxter International, Inc. (c)             19,976           1,208,348
Becton Dickinson & Co. (c)                    754              52,328
Boston Scientific Corp. *                  16,587             149,781
Medtronic, Inc. (c)                        32,362           1,305,159
                                                   -------------------
                                                            2,715,616
                                                   -------------------



                                    Continued


                                         SHARES          VALUE
                                       ------------  --------------

COMMON STOCKS, CONTINUED
HEALTHCARE PROVIDERS & SERVICES (4.0%)
AmerisourceBergen Corp. (c)                  7,467       $ 233,493
Cigna Corp. (c)                             29,634         483,034
Express Scripts, Inc. * (c)                 17,836       1,081,040
Medco Health Solutions, Inc. *              20,602         781,846
Quest Diagnostics, Inc.                     12,089         565,765
UnitedHealth Group, Inc. (c)                26,878         637,815
WellPoint, Inc. * (c)                       12,183         473,553
                                                     --------------
                                                         4,256,546
                                                     --------------

HEALTHCARE TECHNOLOGY (0.3%)
IMS Health, Inc.                            21,029         301,556
                                                     --------------

HOTELS RESTAURANTS & LEISURE (2.1%)
McDonald's Corp. (c)                        37,838       2,191,955
                                                     --------------

HOUSEHOLD DURABLES (0.4%)
DR Horton, Inc. (c)                         44,580         329,000
Leggett & Platt, Inc.                        2,868          49,789
                                                     --------------
                                                           378,789
                                                     --------------

HOUSEHOLD PRODUCTS (3.0%)
Procter & Gamble Co. (c)                    49,775       3,212,478
                                                     --------------

INDUSTRIAL CONGLOMERATES (2.3%)
General Electric Co. (b) (c)                64,994       1,268,033
Tyco International, Ltd.                    45,942       1,161,414
                                                     --------------
                                                         2,429,447
                                                     --------------

INSURANCE (4.3%)
Aflac, Inc. (c)                             27,864       1,233,818
Chubb Corp. (c)                             32,782       1,698,763
MetLife, Inc. (c)                           20,061         666,427
Travelers Cos., Inc. (The) (c)              21,493         914,527
                                                     --------------
                                                         4,513,535
                                                     --------------

INTERNET & CATALOG RETAIL (0.2%)
Amazon.com, Inc. * (c)                       2,703         154,720
Expedia, Inc. * (c)                         11,707         111,333
                                                     --------------
                                                           266,053
                                                     --------------

INTERNET SOFTWARE & SERVICES (0.9%)
VeriSign, Inc. * (c)                        47,423       1,005,368
                                                     --------------

IT SERVICES (3.1%)
Affiliated Computer Services, Inc.,
   Class A *                                19,229         788,389
Automatic Data Processing, Inc. (c)         15,195         531,065
Computer Sciences Corp. * (c)               37,983       1,145,567
DST Systems, Inc. *                          6,137         249,040
Mastercard, Inc., Class A                    1,118         165,263
Paychex, Inc.                                1,299          37,073


                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

----------------------------------------------------------------------


                                        SHARES           VALUE
                                     ------------- -------------------

COMMON STOCKS, CONTINUED
IT SERVICES, CONTINUED
Western Union Co. (The)                    22,373           $ 341,412
                                                   -------------------
                                                            3,257,809
                                                   -------------------

LEISURE EQUIPMENT & PRODUCTS (0.8%)
Hasbro, Inc.                               27,538             800,530
                                                   -------------------

LIFE SCIENCES TOOLS & SERVICES (1.0%)
Applied Biosystems, Inc.                    2,114              65,175
PerkinElmer, Inc. (c)                      20,077             360,181
Thermo Fisher Scientific, Inc. *           15,457             627,554
                                                   -------------------
                                                            1,052,910
                                                   -------------------

MACHINERY (1.6%)
Caterpillar, Inc. (c)                       8,872             338,644
Cummins, Inc.                               3,111              80,419
Ingersoll-Rand Co., Ltd., Class A          33,424             616,673
Joy Global, Inc.                            3,312              95,982
Parker Hannifin Corp. (c)                  13,476             522,465
                                                   -------------------
                                                            1,654,183
                                                   -------------------

MEDIA (2.7%)
CBS Corp., Class B                         25,866             251,159
DIRECTV Group, Inc. (The) * (c)            26,109             571,526
Walt Disney Co. (The) (c)                  78,597           2,035,662
                                                   -------------------
                                                            2,858,347
                                                   -------------------

METALS & MINING (0.6%)
Alcoa, Inc. (c)                            48,687             560,388
Newmont Mining Corp. (c)                    2,577              67,878
                                                   -------------------
                                                              628,266
                                                   -------------------

MULTILINE RETAIL (2.3%)
Big Lots, Inc. * (c)                       49,587           1,211,410
Dollar Tree, Inc. * (c)                     3,326             126,455
Family Dollar Stores, Inc. (c)             25,173             677,406
Macy's, Inc. (c)                           34,249             420,920
                                                   -------------------
                                                            2,436,191
                                                   -------------------

MULTI-UTILITIES (2.2%)
Dominion Resources, Inc. (c)               38,285           1,388,980
DTE Energy Co.                             21,930             774,129
NiSource, Inc.                              8,950             115,992
                                                   -------------------
                                                            2,279,101
                                                   -------------------

OIL & GAS (11.6%)
Apache Corp.                               10,253             844,130
Chevron Corp. (c)                          15,470           1,154,062
ConocoPhillips (c)                         33,274           1,730,913
Exxon Mobil Corp. (c)                      82,890           6,143,807
Hess Corp. (c)                             16,752           1,008,638
Noble Energy, Inc.                          2,945             152,610
Sunoco, Inc. (c)                           19,092             582,306


                                    Continued

                                         SHARES          VALUE
                                       ------------  --------------

COMMON STOCKS, CONTINUED
OIL & GAS, CONTINUED
Valero Energy Corp. (c)                     26,711       $ 549,712
W&T Offshore, Inc.                             706          13,534
                                                     --------------
                                                        12,179,712
                                                     --------------

PHARMACEUTICALS (6.9%)
Bristol-Myers Squibb Co. (c)                35,884         737,416
Eli Lilly & Co. (c)                         40,169       1,358,516
Johnson & Johnson (c)                       20,322       1,246,551
Merck & Co., Inc. (c)                       58,652       1,815,279
Pfizer, Inc.                                28,163         498,767
Watson Pharmaceuticals, Inc. * (c)          61,257       1,603,096
                                                     --------------
                                                         7,259,625
                                                     --------------

REAL ESTATE INVESTMENT TRUSTS (1.7%)
CapitalSource, Inc. (c)                      8,445          62,493
Equity Residential                          10,764         375,987
Host Hotels & Resorts, Inc.                 22,902         236,807
Plum Creek Timber Co., Inc. (c)             30,287       1,129,099
                                                     --------------
                                                         1,804,386
                                                     --------------

REAL ESTATE MANAGEMENT & DEVELOPMENT
   (0.1%)
CB Richard Ellis Group, Inc.,
   Class A *                                15,016         105,262
                                                     --------------

ROAD & RAIL (2.0%)
CSX Corp.                                    2,819         128,885
Norfolk Southern Corp. (c)                  29,806       1,786,571
Union Pacific Corp. (c)                      2,565         171,265
                                                     --------------
                                                         2,086,721
                                                     --------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (3.7%)
Applied Materials, Inc. (c)                 73,236         945,477
Intel Corp. (c)                            142,620       2,281,920
National Semiconductor Corp. (c)            37,881         498,893
Texas Instruments, Inc.                      9,286         181,634
                                                     --------------
                                                         3,907,924
                                                     --------------

SOFTWARE (4.4%)
BMC Software, Inc. * (c)                    52,852       1,364,639
Microsoft Corp. (b) (c)                     61,458       1,372,357
Oracle Corp. * (c)                          85,348       1,561,015
Symantec Corp. *                            27,887         350,818
                                                     --------------
                                                         4,648,829
                                                     --------------

SPECIALTY RETAIL (2.4%)
AutoZone, Inc. *                             2,570         327,135
Best Buy Co., Inc. (c)                      14,946         400,702
Gap, Inc. (The) (c)                         31,430         406,704
Home Depot, Inc.                               382           9,012
Tiffany & Co.                                3,805         104,447

                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

----------------------------------------------------------------------


                                        SHARES           VALUE
                                     ------------- -------------------

COMMON STOCKS, CONTINUED
SPECIALTY RETAIL, CONTINUED
TJX Cos., Inc. (c)                         47,676         $ 1,275,810
                                                   -------------------
                                                            2,523,810
                                                   -------------------

TEXTILES APPAREL & LUXURY GOODS (1.5%)
Coach, Inc. * (c)                           4,840              99,704
Jones Apparel Group, Inc.                   5,363              59,583
Nike, Inc., Class B (c)                    18,649           1,074,742
Polo Ralph Lauren Corp. (c)                 6,673             314,765
                                                   -------------------
                                                            1,548,794
                                                   -------------------

THRIFTS & MORTGAGE FINANCE (1.1%)
Hudson City Bancorp, Inc. (c)              59,540           1,119,947
                                                   -------------------

TOBACCO (3.1%)
Altria Group, Inc. (c)                    108,915           2,090,079
Philip Morris International, Inc.          26,436           1,149,173
                                                   -------------------
                                                            3,239,252
                                                   -------------------

UTILITIES (0.4%)
AES Corp. (The) * (c)                      53,099             423,199
                                                   -------------------

WIRELESS TELECOMMUNICATION SERVICES
   (0.7%)
American Tower Corp., Class A *            15,571             503,099
Sprint Nextel Corp. (c)                    79,911             250,121
                                                   -------------------
                                                              753,220
                                                   -------------------

TOTAL COMMON STOCKS                                       134,887,383
                                                   -------------------

INVESTMENTS IN AFFILIATES (0.2%)
Fifth Third Institutional Money
   Market Fund (a)                        227,483             227,483
                                                   -------------------

TOTAL INVESTMENTS IN AFFILIATES                               227,483
                                                   -------------------

TOTAL INVESTMENTS (COST $175,427,624) - 128.3%            135,114,866

SECURITIES SOLD SHORT
   (PROCEEDS $48,657,898) - (28.0)%                       (29,486,212)

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%               (321,563)
                                                   -------------------

NET ASSETS - 100.0%                                      $105,307,091
                                                   ===================



               See notes to schedules of investments.

STRUCTURED LARGE CAP PLUS
SCHEDULE OF SECURITIES SOLD SHORT
OCTOBER 31, 2008 (UNAUDITED)

-------------------------------------------------------------


                                   SHARES         VALUE
                                 ------------ ---------------

COMMON STOCKS (28.0)%
AEROSPACE & DEFENSE (0.2)%
Precision Castparts Corp.             (1,774)     $ (114,973)
Rockwell Collins, Inc.                (3,093)       (115,152)
                                              ---------------
                                                    (230,125)
                                              ---------------

AIR FREIGHT & LOGISTICS (0.0)%
FedEx Corp.                             (323)        (21,115)
                                              ---------------

BEVERAGES (0.0)%
Constellation Brands, Inc.,
   Class A *                            (879)        (11,023)
                                              ---------------

BIOTECHNOLOGY (1.5)%
Biogen Idec, Inc. *                  (10,536)       (448,307)
BioMarin Pharmaceuticals, Inc. *     (34,015)       (623,155)
Vertex Pharmaceuticals, Inc. *       (19,282)       (505,381)
                                              ---------------
                                                  (1,576,843)
                                              ---------------

CAPITAL MARKETS (0.4)%
Federated Investors, Inc., Class B    (5,877)       (142,223)
Franklin Resources, Inc.              (3,139)       (213,452)
Legg Mason, Inc.                        (687)        (15,245)
                                              ---------------
                                                    (370,920)
                                              ---------------

CELLULAR TELECOM (0.2)%
NII Holdings, Inc. *                  (7,174)       (184,802)
                                              ---------------

COMMERCIAL BANKS (0.2)%
Wachovia Corp.                       (41,100)       (263,451)
                                              ---------------

COMMERCIAL SERVICES & SUPPLIES (1.1)%
Equifax, Inc.                         (8,468)       (220,845)
Pitney Bowes, Inc.                   (38,051)       (942,904)
                                              ---------------
                                                  (1,163,749)
                                              ---------------

COMMUNICATIONS EQUIPMENT (0.1)%
Motorola, Inc.                       (17,542)        (94,201)
Nortel Networks Corp. *               (3,405)         (4,256)
                                              ---------------
                                                     (98,457)
                                              ---------------

CONTAINERS & PACKAGING (0.5)%
Pactiv Corp. *                       (21,155)       (498,412)
                                              ---------------

DIVERSIFIED TELECOMMUNICATION SERVICES
   (0.0)%
Windstream Corp.                      (1,534)        (11,520)
                                              ---------------

ELECTRIC UTILITIES (1.6)%
Allegheny Energy, Inc.               (15,464)       (466,240)
PPL Corp.                            (35,586)     (1,167,932)
                                              ---------------
                                                  (1,634,172)
                                              ---------------


                                    Continued


                                   SHARES         VALUE
                                 ------------ --------------

COMMON STOCKS, CONTINUED
ELECTRICAL COMPONENTS & EQUIPMENT
   (0.1)%
Energizer Holdings, Inc. *              (339)     $ (16,564)
General Cable Corp. *                 (3,588)       (61,283)
                                              --------------
                                                    (77,847)
                                              --------------

FOOD & STAPLES RETAILING (1.0)%
Costco Wholesale Corp.               (19,113)    (1,089,632)
                                              --------------

FOOD PRODUCTS (1.3)%
ConAgra Foods, Inc.                  (44,544)      (775,956)
Hershey Co. (The)                     (2,055)       (76,528)
Sara Lee Corp.                       (49,232)      (550,414)
                                              --------------
                                                 (1,402,898)
                                              --------------

FOOD-MEAT PRODUCTS (0.6)%
Smithfield Foods, Inc. *             (64,847)      (682,190)
                                              --------------

GAS-DISTRIBUTION (1.2)%
Nicor, Inc.                          (26,427)    (1,221,192)
                                              --------------

HEALTHCARE EQUIPMENT & SUPPLIES (1.0)%
Intuitive Surgical, Inc. *            (1,975)      (341,260)
Zimmer Holdings, Inc. *              (14,886)      (691,157)
                                              --------------
                                                 (1,032,417)
                                              --------------

HEALTHCARE-PRODUCTS (0.2)%
Qiagen NV *                          (15,325)      (218,534)
                                              --------------

HEALTHCARE PROVIDERS & SERVICES (0.9)%
Cardinal Health, Inc.                 (6,783)      (259,111)
Humana, Inc. *                       (18,389)      (544,130)
McKesson Corp.                        (4,469)      (164,415)
                                              --------------
                                                   (967,656)
                                              --------------

HOTELS RESTAURANTS & LEISURE (0.9)%
Carnival Corp.                        (3,976)      (100,990)
Starbucks Corp. *                    (64,396)      (845,520)
                                              --------------
                                                   (946,510)
                                              --------------

HOUSEHOLD DURABLES (0.9)%
Fortune Brands, Inc.                 (12,950)      (493,913)
Newell Rubbermaid, Inc.              (30,994)      (426,167)
                                              --------------
                                                   (920,080)
                                              --------------

HOUSEHOLD PRODUCTS (0.5)%
Clorox Co.                            (7,992)      (485,994)
                                              --------------

INDEPENDENT POWER PRODUCER (0.1)%
Reliant Energy, Inc. *               (10,982)       (57,656)
                                              --------------




                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF SECURITIES SOLD SHORT, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

-------------------------------------------------------------


                                   SHARES         VALUE
                                 ------------ ---------------

COMMON STOCKS, CONTINUED
INSURANCE (0.0)%
Cincinnati Financial Corp.            (1,387)      $ (36,048)
                                              ---------------

INTERNET SOFTWARE & SERVICES (0.4)%
Akamai Technologies, Inc. *          (20,474)       (294,416)
Equinix, Inc. *                       (2,037)       (127,150)
                                              ---------------
                                                    (421,566)
                                              ---------------

IT SERVICES (1.6)%
Cognizant Technology Solutions
   Corp., Class A *                  (48,333)       (927,993)
Fidelity National Information
   Services, Inc.                    (30,301)       (457,242)
Fiserv, Inc. *                        (8,491)       (283,260)
                                              ---------------
                                                  (1,668,495)
                                              ---------------

LEISURE EQUIPMENT & PRODUCTS (0.3)%
Eastman Kodak Co.                    (19,642)       (180,313)
Mattel, Inc.                          (9,096)       (136,622)
                                              ---------------
                                                    (316,935)
                                              ---------------

LIFE SCIENCES TOOLS & SERVICES (0.6)%
Waters Corp. *                       (15,351)       (672,374)
                                              ---------------

LIFE/HEALTH INSURANCE (0.1)%
Sun Life Financial, Inc.              (3,722)        (87,430)
                                              ---------------

MACHINERY (0.0)%
Terex Corp. *                           (890)        (14,854)
                                              ---------------

MEDIA (0.7)%
Meredith Corp.                        (6,642)       (128,655)
Washington Post Co. (The), Class B    (1,386)       (591,545)
                                              ---------------
                                                    (720,200)
                                              ---------------

MEDICAL-HMO (0.1)%
Health Net, Inc. *                    (5,305)        (68,328)
                                              ---------------

MEDICAL-HOSPITALS (0.5)%
Community Health Systems, Inc. *     (23,631)       (484,436)
                                              ---------------

METALS & MINING (0.1)%
AK Steel Holding Corp.               (10,670)       (148,526)
                                              ---------------

MINING (0.1)%
Barrick Gold Corp.                    (4,015)        (91,221)
                                              ---------------

MULTI-LINE INSURANCE (0.2)%
CNA Financial Corp.                   (3,536)        (55,020)
Old Republic International Corp.     (20,216)       (186,190)
                                              ---------------
                                                    (241,210)
                                              ---------------

MULTILINE RETAIL (0.4)%
JC Penney Co., Inc.                   (2,593)        (62,025)

                                    Continued


                                   SHARES         VALUE
                                 ------------ --------------

COMMON STOCKS, CONTINUED
MULTILINE RETAIL, CONTINUED
Kohl's Corp. *                       (10,497)    $ (368,759)
                                              --------------
                                                   (430,784)
                                              --------------

MULTI-UTILITIES (1.0)%
Ameren Corp.                          (1,556)       (50,492)
CMS Energy Corp.                      (7,707)       (78,997)
Consolidated Edison, Inc.            (20,874)      (904,262)
Public Service Enterprise Group,
   Inc.                                 (756)       (21,281)
                                              --------------
                                                (1,055,032)
                                              --------------

NON-FERROUS METALS (0.4)%
Cameco Corp.                         (28,699)      (465,498)
                                              --------------

OIL COMPANY-EXPLORATION & PRODUCTION
   (0.1)%
Equitable Resources, Inc.             (3,166)      (109,892)
                                              --------------

PAPER & FOREST PRODUCTS (0.5)%
Weyerhaeuser Co.                     (13,003)      (496,975)
                                              --------------

PHARMACEUTICALS (0.6)%
Forest Laboratories, Inc. *          (10,138)      (235,506)
Schering-Plough Corp.                (26,174)      (379,261)
                                              --------------
                                                   (614,767)
                                              --------------

REAL ESTATE INVESTMENT TRUSTS (1.2)%
Developers Diversified Realty Corp.  (21,051)      (277,242)
Duke Realty Corp.                    (16,688)      (235,468)
Federal Realty Investment Trust      (12,346)      (756,439)
                                              --------------
                                                 (1,269,149)
                                              --------------

REAL ESTATE OPERATIONS/DEVELOPMENT
   (0.1)%
Brookfield Properties Corp.           (5,334)       (53,820)
                                              --------------

REINSURANCE (0.3)%
Everest Re Group, Ltd.                (3,790)      (283,113)
PartnerRe, Ltd.                         (570)       (38,583)
                                              --------------
                                                   (321,696)
                                              --------------

RENTAL AUTO/EQUIPMENT (0.2)%
Hertz Global Holdings, Inc. *        (24,888)      (178,945)
                                              --------------

RETAIL-OFFICE SUPPLIES (0.2)%
OfficeMax, Inc.                      (23,882)      (192,250)
                                              --------------

ROAD & RAIL (0.4)%
Canadian Pacific Railway, Ltd.        (8,661)      (389,745)
                                              --------------


                                    Continued

STRUCTURED LARGE CAP PLUS
SCHEDULE OF SECURITIES SOLD SHORT, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

-------------------------------------------------------------


                                   SHARES         VALUE
                                 ------------ ---------------

COMMON STOCKS, CONTINUED
S&L/THRIFTS-EASTERN U.S. (0.2)%
People's United Financial, Inc.      (11,266)     $ (197,155)
                                              ---------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (0.7)%
Micron Technology, Inc. *           (161,882)       (762,464)
                                              ---------------

SOFTWARE (1.3)%
Citrix Systems, Inc. *               (53,700)     (1,383,849)
Novell, Inc. *                        (5,534)        (25,788)
                                              ---------------
                                                  (1,409,637)
                                              ---------------

SPECIALTY RETAIL (0.2)%
Lowe's Cos., Inc.                     (1,168)        (25,345)
Office Depot, Inc. *                 (48,403)       (174,251)
                                              ---------------
                                                    (199,596)
                                              ---------------

TELEVISION (0.0)%
Central European Media Enterprises,
   Ltd., A Shares *                   (1,718)        (45,888)
                                              ---------------

THRIFTS & MORTGAGE FINANCE (0.0)%
Sovereign Bancorp, Inc. *            (14,210)        (41,209)
                                              ---------------

UTILITIES (0.5)%
Dynegy, Inc., Class A *             (149,477)       (544,096)
                                              ---------------

WIRELESS EQUIPMENT (0.5)%
Crown Castle International Corp. *   (26,868)       (568,796)
                                              ---------------

TOTAL COMMON STOCKS                              (29,486,212)
                                              ---------------

TOTAL SECURITIES SOLD SHORT
   (PROCEEDS $48,657,898) - (28.0)%             $(29,486,212)
                                              ===============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.

(b) All or part of this security has been designated as collateral for futures contracts.

(c) All or part of this security has been designated as collateral for short sales.


           See notes to schedules of investments.

EQUITY INDEX
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

----------------------------------------------------------------


                                       SHARES         VALUE
                                     ------------ --------------
COMMON STOCKS (96.6%)
AEROSPACE & DEFENSE (2.7%)
Boeing Co.                                22,703    $ 1,186,686
General Dynamics Corp.                    12,185        734,999
Goodrich Corp.                             3,825        139,842
Honeywell International, Inc.             22,957        699,041
L-3 Communications Holdings, Inc.          3,751        304,469
Lockheed Martin Corp.                     10,212        868,530
Northrop Grumman Corp.                    10,459        490,422
Precision Castparts Corp.                  4,259        276,026
Raytheon Co.                              12,935        661,108
Rockwell Collins, Inc.                     4,915        182,985
United Technologies Corp.                 29,554      1,624,288
                                                  --------------
                                                      7,168,396
                                                  --------------

AIR FREIGHT & LOGISTICS (1.0%)
CH Robinson Worldwide, Inc.                5,219        270,240
Expeditors International
   Washington, Inc.                        6,522        212,943
FedEx Corp.                                9,621        628,925
United Parcel Service, Inc., Class B      30,924      1,632,169
                                                  --------------
                                                      2,744,277
                                                  --------------

AIRLINES (0.1%)
Southwest Airlines Co.                    22,376        263,589
                                                  --------------

AUTO COMPONENTS (0.1%)
Goodyear Tire & Rubber Co. (The) *         7,356         65,615
Johnson Controls, Inc.                    18,145        321,711
                                                  --------------
                                                        387,326
                                                  --------------

AUTOMOBILES (0.2%)
Ford Motor Co. *                          68,556        150,138
General Motors Corp.                      17,312        100,063
Harley-Davidson, Inc.                      7,233        177,064
                                                  --------------
                                                        427,265
                                                  --------------

BEVERAGES (2.7%)
Anheuser-Busch Cos., Inc.                 22,083      1,369,809
Brown-Forman Corp., Class B                2,994        135,916
Coca-Cola Co. (The)                       61,083      2,691,317
Coca-Cola Enterprises, Inc.                9,754         98,028
Constellation Brands, Inc.,
   Class A *                               5,975         74,926
Molson Coors Brewing Co., Class B          4,619        172,566
Pepsi Bottling Group, Inc.                 4,140         95,717
PepsiCo, Inc.                             48,087      2,741,440
                                                  --------------
                                                      7,379,719
                                                  --------------

BEVERAGES-NON ALCOHOLIC (0.1%)
Dr. Pepper Snapple Group, Inc. *           7,784        178,254
                                                  --------------

BIOTECHNOLOGY (1.9%)
Amgen, Inc. *                             32,473      1,944,808
Biogen Idec, Inc. *                        8,960        381,248


                                    Continued


                                     SHARES        VALUE
                                   ------------ -------------

COMMON STOCKS, CONTINUED
BIOTECHNOLOGY, CONTINUED
Celgene Corp. *                         13,968     $ 897,584
Genzyme Corp. *                          8,332       607,236
Gilead Sciences, Inc. *                 28,207     1,293,291
                                                -------------
                                                   5,124,167
                                                -------------

BUILDING PRODUCTS (0.0%)
Masco Corp.                             11,060       112,259
                                                -------------

CAPITAL MARKETS (2.5%)
American Capital, Ltd.                   6,204        87,166
Ameriprise Financial, Inc.               6,793       146,729
Bank of New York Mellon Corp. (The)     35,349     1,152,378
Charles Schwab Corp. (The)              28,938       553,295
E*Trade Financial Corp. *               19,065        34,698
Federated Investors, Inc., Class B       2,650        64,130
Franklin Resources, Inc.                 4,770       324,360
Goldman Sachs Group, Inc. (The)         13,346     1,234,505
Invesco, Ltd.                           11,850       176,684
Janus Capital Group, Inc.                5,058        59,381
Legg Mason, Inc.                         4,315        95,750
Merrill Lynch & Co., Inc.               46,831       870,588
Morgan Stanley                          33,854       591,429
Northern Trust Corp.                     6,768       381,106
State Street Corp.                      13,246       574,214
T Rowe Price Group, Inc.                 7,941       313,987
                                                -------------
                                                   6,660,400
                                                -------------

CHEMICALS (2.0%)
Air Products & Chemicals, Inc.           6,442       374,473
Ashland, Inc.                            1,713        38,697
CF Industries Holdings, Inc.             1,723       110,599
Dow Chemical Co. (The)                  28,450       758,762
E.I. du Pont de Nemours & Co.           27,813       890,016
Eastman Chemical Co.                     2,331        94,149
Ecolab, Inc.                             5,366       199,937
Hercules, Inc.                           3,459        58,146
International Flavors & Fragrances,
   Inc.                                  2,462        78,489
Monsanto Co.                            16,895     1,503,317
PPG Industries, Inc.                     5,018       248,792
Praxair, Inc.                            9,724       633,519
Rohm & Haas Co.                          3,835       269,792
Sigma-Aldrich Corp.                      3,942       172,896
                                                -------------
                                                   5,431,584
                                                -------------

COMMERCIAL BANKS (3.2%)
BB&T Corp.                              17,070       611,960
Comerica, Inc.                           4,602       126,969
First Horizon National Corp.             5,886        70,103
Huntington Bancshares, Inc.             11,198       105,821
Keycorp                                 14,846       181,567
M&T Bank Corp.                           2,357       191,153

                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

----------------------------------------------------------------


                                       SHARES         VALUE
                                     ------------ --------------

COMMON STOCKS, CONTINUED
COMMERCIAL BANKS, CONTINUED
Marshall & Ilsley Corp.                    7,926      $ 142,906
National City Corp.                       64,299        173,607
PNC Financial Services Group, Inc.        10,575        705,035
Regions Financial Corp.                   21,246        235,618
SunTrust Banks, Inc.                      11,025        442,544
US Bancorp                                53,594      1,597,637
Wachovia Corp.                            66,725        427,707
Wells Fargo & Co.                        101,585      3,458,969
Zions Bancorporation                       3,633        138,454
                                                  --------------
                                                      8,610,050
                                                  --------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Allied Waste Industries, Inc. *           10,314        107,472
Avery Dennison Corp.                       3,256        114,025
Cintas Corp.                               3,994         94,658
Equifax, Inc.                              3,960        103,277
Monster Worldwide, Inc. *                  3,800         54,112
Pitney Bowes, Inc.                         6,347        157,278
Robert Half International, Inc.            4,856         91,633
RR Donnelley & Sons Co.                    6,492        107,572
Waste Management, Inc.                    15,004        468,575
                                                  --------------
                                                      1,298,602
                                                  --------------

COMMUNICATIONS EQUIPMENT (2.5%)
Ciena Corp. *                              2,757         26,495
Cisco Systems, Inc. *                    181,435      3,224,100
Corning, Inc.                             48,157        521,540
Harris Corp.                               4,125        148,294
JDS Uniphase Corp. *                       7,028         38,373
Juniper Networks, Inc. *                  16,699        312,939
Motorola, Inc.                            68,960        370,315
Qualcomm, Inc.                            50,418      1,928,993
Tellabs, Inc. *                           12,152         51,524
                                                  --------------
                                                      6,622,573
                                                  --------------

COMPUTERS & PERIPHERALS (4.3%)
Apple, Inc. *                             27,217      2,928,277
Dell, Inc. *                              53,517        650,232
EMC Corp. *                               64,176        755,993
Hewlett-Packard Co.                       75,141      2,876,398
International Business Machines
   Corp.                                  41,624      3,869,783
Lexmark International, Inc.,
   Class A *                               2,911         75,191
NetApp, Inc. *                             9,936        134,434
QLogic Corp. *                             4,054         48,729
SanDisk Corp. *                            6,872         61,092
Sun Microsystems, Inc. *                  23,905        109,963
Teradata Corp. *                           5,495         84,568
                                                  --------------
                                                     11,594,660
                                                  --------------


                                    Continued


                                     SHARES        VALUE
                                   ------------ -------------

COMMON STOCKS, CONTINUED
CONSTRUCTION & ENGINEERING (0.1%)
Fluor Corp.                              5,425     $ 216,620
Jacobs Engineering Group, Inc. *         3,725       135,702
                                                -------------
                                                     352,322
                                                -------------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials Co.                     3,346       181,621
                                                -------------

CONSUMER FINANCE (0.7%)
American Express Co.                    35,796       984,390
Capital One Financial Corp.             11,473       448,824
Discover Financial Services             14,657       179,548
SLM Corp. *                             14,275       152,314
                                                -------------
                                                   1,765,076
                                                -------------

CONTAINERS & PACKAGING (0.1%)
Ball Corp.                               2,990       102,258
Bemis Co., Inc.                          3,047        75,688
Pactiv Corp. *                           3,999        94,216
Sealed Air Corp.                         4,897        82,857
                                                -------------
                                                     355,019
                                                -------------

COSMETICS & TOILETRIES (0.1%)
Avon Products, Inc.                     13,049       324,007
                                                -------------

DISTRIBUTORS (0.1%)
Genuine Parts Co.                        5,009       197,104
                                                -------------

DIVERSIFIED CONSUMER SERVICES (0.2%)
Apollo Group, Inc., Class A *            3,267       227,089
H&R Block, Inc.                          9,949       196,195
                                                -------------
                                                     423,284
                                                -------------

DIVERSIFIED FINANCIAL SERVICES (4.5%)
Bank of America Corp. (b)              154,080     3,724,114
CIT Group, Inc.                          8,642        35,778
Citigroup, Inc. (b)                    167,352     2,284,355
CME Group, Inc.                          2,050       578,407
IntercontinentalExchange, Inc. *         2,344       200,553
JPMorgan Chase & Co.                   113,149     4,667,396
Leucadia National Corp.                  5,408       145,151
Moody's Corp.                            6,210       158,976
Nasdaq OMX Group (The) *                 4,176       135,553
NYSE Euronext                            8,103       244,548
                                                -------------
                                                  12,174,831
                                                -------------

DIVERSIFIED TELECOMMUNICATION SERVICES
   (3.0%)
AT&T, Inc. (b)                         180,940     4,843,764
CenturyTel, Inc.                         3,224        80,955
Embarq Corp.                             4,210       126,300
Frontier Communications Corp.            9,915        75,453
Qwest Communications
   International, Inc.                  46,525       133,061


                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

----------------------------------------------------------------


                                       SHARES         VALUE
                                     ------------ --------------

COMMON STOCKS, CONTINUED
DIVERSIFIED TELECOMMUNICATION
   SERVICES, CONTINUED
Verizon Communications, Inc.              87,562    $ 2,597,965
Windstream Corp.                          13,676        102,707
                                                  --------------
                                                      7,960,205
                                                  --------------

ELECTRIC UTILITIES (2.2%)
Allegheny Energy, Inc.                     5,138        154,911
American Electric Power Co., Inc.         12,280        400,697
Duke Energy Corp.                         39,381        645,061
Edison International                       9,963        354,583
Entergy Corp.                              5,856        457,061
Exelon Corp.                              20,059      1,088,000
FirstEnergy Corp.                          9,321        486,183
FPL Group, Inc.                           12,726        601,176
Pepco Holdings, Inc.                       6,158        127,163
Pinnacle West Capital Corp.                3,077         97,387
PPL Corp.                                 11,761        385,996
Progress Energy, Inc.                      7,991        314,606
Southern Co.                              23,460        805,616
                                                  --------------
                                                      5,918,440
                                                  --------------

ELECTRICAL COMPONENTS & EQUIPMENT
   (0.4%)
Cooper Industries, Ltd., Class A           5,321        164,685
Emerson Electric Co.                      23,874        781,396
Rockwell Automation, Inc.                  4,487        124,155
                                                  --------------
                                                      1,070,236
                                                  --------------

ELECTRONIC EQUIPMENT & INSTRUMENTS
   (0.3%)
Agilent Technologies, Inc. *              11,011        244,334
Amphenol Corp., Class A                    5,432        155,627
Jabil Circuit, Inc.                        6,396         53,790
Molex, Inc.                                4,257         61,343
Tyco Electronics, Ltd.                    14,617        284,155
                                                  --------------
                                                        799,249
                                                  --------------

ENERGY EQUIPMENT & SERVICE (2.0%)
Baker Hughes, Inc.                         9,419        329,194
BJ Services Co.                            8,986        115,470
Cameron International Corp. *              6,625        160,722
ENSCO International, Inc.                  4,414        167,776
Halliburton Co.                           27,033        534,983
Nabors Industries, Ltd. *                  8,608        123,783
National Oilwell Varco, Inc. *            12,935        386,627
Noble Corp.                                8,218        264,702
Rowan Cos., Inc.                           3,443         62,456
Schlumberger, Ltd.                        36,826      1,902,063
Smith International, Inc.                  6,623        228,361
Transocean, Inc. *                         9,857        811,527
Weatherford International, Ltd. *         20,780        350,766
                                                  --------------
                                                      5,438,430
                                                  --------------

                                    Continued


                                     SHARES        VALUE
                                   ------------ -------------

COMMON STOCKS, CONTINUED
FOOD & STAPLES RETAILING (3.0%)
Costco Wholesale Corp.                  13,437     $ 766,043
CVS Caremark Corp.                      44,106     1,351,849
Kroger Co. (The)                        20,230       555,516
Safeway, Inc.                           13,393       284,869
SUPERVALU, Inc.                          6,491        92,432
SYSCO Corp.                             18,366       481,189
Walgreen Co.                            30,286       771,081
Wal-Mart Stores, Inc.                   68,865     3,843,356
Whole Foods Market, Inc.                 4,287        45,957
                                                -------------
                                                   8,192,292
                                                -------------

FOOD PRODUCTS (1.7%)
Archer-Daniels-Midland Co.              19,690       408,174
Campbell Soup Co.                        6,589       250,053
ConAgra Foods, Inc.                     13,911       242,330
Dean Foods Co. *                         4,646       101,562
General Mills, Inc.                     10,245       693,996
Hershey Co. (The)                        5,137       191,302
HJ Heinz Co.                             9,637       422,293
Kellogg Co.                              7,761       391,310
Kraft Foods, Inc., Class A              46,736     1,361,887
McCormick & Co., Inc.                    3,920       131,947
Sara Lee Corp.                          21,597       241,454
Tyson Foods, Inc., Class A               9,341        81,640
                                                -------------
                                                   4,517,948
                                                -------------

GAS-DISTRIBUTION (0.1%)
Nicor, Inc.                              1,380        63,770
Questar Corp.                            5,299       182,603
                                                -------------
                                                     246,373
                                                -------------

HEALTHCARE EQUIPMENT & SUPPLIES (2.3%)
Baxter International, Inc.              19,372     1,171,812
Becton Dickinson & Co.                   7,463       517,932
Boston Scientific Corp. *               46,058       415,904
Covidien, Ltd.                          15,503       686,628
CR Bard, Inc.                            3,036       267,927
Hospira, Inc. *                          4,865       135,344
Intuitive Surgical, Inc. *               1,183       204,411
Medtronic, Inc.                         34,625     1,396,426
St. Jude Medical, Inc. *                10,650       405,019
Stryker Corp.                            7,573       404,853
Varian Medical Systems, Inc. *           3,841       174,804
Zimmer Holdings, Inc. *                  6,891       319,949
                                                -------------
                                                   6,101,009
                                                -------------

HEALTHCARE PROVIDERS & SERVICES (1.8%)
Aetna, Inc.                             14,489       360,342
AmerisourceBergen Corp.                  4,923       153,942
Cardinal Health, Inc.                   11,157       426,197
Cigna Corp.                              8,587       139,968
Coventry Health Care, Inc. *             4,638        61,175

                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

----------------------------------------------------------------


                                       SHARES         VALUE
                                     ------------ --------------

COMMON STOCKS, CONTINUED
HEALTHCARE PROVIDERS & SERVICES,
   CONTINUED
DaVita, Inc. *                             3,201      $ 181,657
Express Scripts, Inc. *                    7,510        455,181
Humana, Inc. *                             5,174        153,099
Laboratory Corp. of America Holdings *     3,403        209,251
McKesson Corp.                             8,479        311,942
Medco Health Solutions, Inc. *            15,492        587,921
Patterson Cos., Inc. *                     2,775         70,291
Quest Diagnostics, Inc.                    4,825        225,810
Tenet Healthcare Corp. *                  12,532         54,890
UnitedHealth Group, Inc.                  37,571        891,560
WellPoint, Inc. *                         15,708        610,570
                                                  --------------
                                                      4,893,796
                                                  --------------

HEALTHCARE TECHNOLOGY (0.0%)
IMS Health, Inc.                           5,545         79,515
                                                  --------------

HOTELS RESTAURANTS & LEISURE (1.3%)
Carnival Corp.                            13,355        339,217
Darden Restaurants, Inc.                   4,282         94,932
International Game Technology              9,467        132,538
Marriott International, Inc.,
   Class A                                 9,189        191,774
McDonald's Corp.                          34,463      1,996,441
Starbucks Corp. *                         22,261        292,287
Starwood Hotels & Resorts
   Worldwide, Inc.                         5,709        128,681
Wyndham Worldwide Corp.                    5,409         44,300
Yum! Brands, Inc.                         14,486        420,239
                                                  --------------
                                                      3,640,409
                                                  --------------

HOUSEHOLD DURABLES (0.4%)
Black & Decker Corp.                       1,869         94,609
Centex Corp.                               3,776         46,256
DR Horton, Inc.                            8,403         62,014
Fortune Brands, Inc.                       4,699        179,220
Harman International Industries,
   Inc.                                    1,779         32,680
KB Home                                    2,355         39,305
Leggett & Platt, Inc.                      5,086         88,293
Lennar Corp., Class A                      4,276         33,096
Newell Rubbermaid, Inc.                    8,467        116,421
Pulte Homes, Inc.                          6,532         72,767
Snap-On, Inc.                              1,763         65,143
Stanley Works (The)                        2,397         78,478
Whirlpool Corp.                            2,297        107,155
                                                  --------------
                                                      1,015,437
                                                  --------------


                                    Continued


                                     SHARES        VALUE
                                   ------------ -------------

COMMON STOCKS, CONTINUED
HOUSEHOLD PRODUCTS (3.0%)
Clorox Co.                               4,215     $ 256,314
Colgate-Palmolive Co.                   15,528       974,537
Kimberly-Clark Corp.                    12,795       784,206
Procter & Gamble Co.                    93,180     6,013,837
                                                -------------
                                                   8,028,894
                                                -------------

INDUSTRIAL CONGLOMERATES (3.0%)
3M Co.                                  21,536     1,384,765
General Electric Co. (b)               322,454     6,291,077
Textron, Inc.                            7,621       134,892
Tyco International, Ltd.                14,746       372,779
                                                -------------
                                                   8,183,513
                                                -------------

INSURANCE (2.4%)
Aflac, Inc.                             14,535       643,610
Allstate Corp. (The)                    16,552       436,807
American International Group, Inc.      82,217       157,034
AON Corp.                                8,536       361,073
Assurant, Inc.                           3,650        93,002
Chubb Corp.                             11,176       579,140
Cincinnati Financial Corp.               4,989       129,664
Genworth Financial, Inc., Class A       13,236        64,062
Hartford Financial Services Group,
   Inc.                                  9,238        95,336
Lincoln National Corp.                   7,929       136,696
Loews Corp.                             11,071       367,668
Marsh & McLennan Cos., Inc.             15,643       458,653
MBIA, Inc.                               6,490        63,797
MetLife, Inc.                           23,366       776,219
Principal Financial Group, Inc.          7,917       150,344
Progressive Corp. (The)                 20,717       295,632
Prudential Financial, Inc.              13,102       393,060
Torchmark Corp.                          2,746       114,700
Travelers Cos., Inc. (The)              18,127       771,304
Unum Group                              10,591       166,808
XL Capital, Ltd., Class A                9,297        90,181
                                                -------------
                                                   6,344,790
                                                -------------

INTERNET & CATALOG RETAIL (0.2%)
Amazon.com, Inc. *                       9,808       561,410
Expedia, Inc. *                          6,390        60,769
                                                -------------
                                                     622,179
                                                -------------

INTERNET SOFTWARE & SERVICES (1.4%)
Akamai Technologies, Inc. *              5,144        73,971
eBay, Inc. *                            33,801       516,141
Google, Inc., Class A *                  7,340     2,637,702
VeriSign, Inc. *                         5,954       126,225
Yahoo!, Inc. *                          42,727       547,760
                                                -------------
                                                   3,901,799
                                                -------------


                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

----------------------------------------------------------------


                                       SHARES         VALUE
                                     ------------ --------------

COMMON STOCKS, CONTINUED
IT SERVICES (0.9%)
Affiliated Computer Services, Inc.,
   Class A *                               2,947      $ 120,827
Automatic Data Processing, Inc.           15,560        543,822
Cognizant Technology Solutions
   Corp., Class A *                        8,833        169,594
Computer Sciences Corp. *                  4,622        139,399
Convergys Corp. *                          3,778         29,053
Fidelity National Information
   Services, Inc.                          5,876         88,669
Fiserv, Inc. *                             5,013        167,234
Mastercard, Inc., Class A                  2,226        329,047
Paychex, Inc.                              9,807        279,892
Total System Services, Inc.                6,060         83,264
Unisys Corp. *                            10,893         16,557
Western Union Co. (The)                   22,627        345,288
                                                  --------------
                                                      2,312,646
                                                  --------------

LEISURE EQUIPMENT & PRODUCTS (0.1%)
Eastman Kodak Co.                          8,813         80,903
Hasbro, Inc.                               3,864        112,327
Mattel, Inc.                              11,067        166,226
                                                  --------------
                                                        359,456
                                                  --------------

LIFE SCIENCES TOOLS & SERVICES (0.4%)
Applied Biosystems, Inc.                   5,157        158,990
Millipore Corp. *                          1,685         87,434
PerkinElmer, Inc.                          3,620         64,943
Thermo Fisher Scientific, Inc. *          12,788        519,193
Waters Corp. *                             3,061        134,072
                                                  --------------
                                                        964,632
                                                  --------------

MACHINERY (1.5%)
Caterpillar, Inc.                         18,798        717,520
Cummins, Inc.                              6,211        160,554
Danaher Corp.                              7,790        461,480
Deere & Co.                               13,177        508,105
Dover Corp.                                5,791        183,980
Eaton Corp.                                5,033        224,472
Flowserve Corp.                            1,763        100,350
Illinois Tool Works, Inc.                 12,424        414,838
Ingersoll-Rand Co., Ltd., Class A          9,716        179,260
ITT Corp.                                  5,556        247,242
Manitowoc Co., Inc. (The)                  3,976         39,124
Paccar, Inc.                              11,166        326,494
Pall Corp.                                 3,666         96,819
Parker Hannifin Corp.                      5,129        198,851
Terex Corp. *                              3,067         51,188
                                                  --------------
                                                      3,910,277
                                                  --------------

MEDIA (2.5%)
CBS Corp., Class B                        20,824        202,201
Comcast Corp., Class A                    89,656      1,412,978

                                    Continued


                                     SHARES        VALUE
                                   ------------ -------------

COMMON STOCKS, CONTINUED
MEDIA, CONTINUED
DIRECTV Group, Inc. (The) *             17,740     $ 388,329
Gannett Co., Inc.                        6,993        76,923
Interpublic Group of Cos., Inc. *       14,431        74,897
McGraw-Hill Cos., Inc. (The)             9,825       263,703
Meredith Corp.                           1,132        21,927
New York Times Co. (The), Class A        3,488        34,880
News Corp., Class A                     70,420       749,269
Omnicom Group, Inc.                      9,794       289,315
Scripps Networks Interactive, Inc.,
   Class A                               2,745        77,958
Time Warner, Inc.                      110,319     1,113,119
Viacom, Inc., Class B *                 19,349       391,237
Walt Disney Co. (The)                   57,606     1,491,995
Washington Post Co. (The), Class B         178        75,970
                                                -------------
                                                   6,664,701
                                                -------------

MEDICAL-DRUGS (1.1%)
Abbott Laboratories                     47,407     2,614,496
Allergan, Inc.                           9,403       373,017
                                                -------------
                                                   2,987,513
                                                -------------

METALS & MINING (0.6%)
AK Steel Holding Corp.                   3,425        47,676
Alcoa, Inc.                             24,923       286,864
Allegheny Technologies, Inc.             3,092        82,062
Freeport-McMoRan Copper &               11,907       346,494
   Gold, Inc.
Newmont Mining Corp.                    13,883       365,678
Nucor Corp.                              9,869       399,793
Titanium Metals Corp.                    2,989        27,827
United States Steel Corp.                3,599       132,731
                                                -------------
                                                   1,689,125
                                                -------------

MULTILINE RETAIL (0.7%)
Big Lots, Inc. *                         2,496        60,977
Family Dollar Stores, Inc.               4,272       114,959
JC Penney Co., Inc.                      6,789       162,393
Kohl's Corp. *                           9,379       329,484
Macy's, Inc.                            12,857       158,013
Nordstrom, Inc.                          4,886        88,388
Sears Holdings Corp. *                   1,746       100,814
Target Corp.                            23,172       929,661
                                                -------------
                                                   1,944,689
                                                -------------

MULTI-UTILITIES (1.3%)
Ameren Corp.                             6,405       207,842
Centerpoint Energy, Inc.                10,038       115,638
CMS Energy Corp.                         6,889        70,612
Consolidated Edison, Inc.                8,337       361,159
Dominion Resources, Inc.                17,976       652,169
DTE Energy Co.                           4,989       176,112
Integrys Energy Group, Inc.              2,337       111,405
NiSource, Inc.                           8,385       108,670


                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

----------------------------------------------------------------


                                       SHARES         VALUE
                                     ------------ --------------

COMMON STOCKS, CONTINUED
MULTI-UTILITIES, CONTINUED
PG&E Corp.                                11,237      $ 412,061
Public Service Enterprise Group,  Inc.    15,549        437,704
Sempra Energy                              7,655        326,026
TECO Energy, Inc.                          6,444         74,364
Wisconsin Energy Corp.                     3,592        156,252
Xcel Energy, Inc.                         13,836        241,023
                                                  --------------
                                                      3,451,037
                                                  --------------

OFFICE ELECTRONICS (0.1%)
Xerox Corp.                               26,479        212,362
                                                  --------------

OIL & GAS (10.7%)
Anadarko Petroleum Corp.                  14,314        505,284
Apache Corp.                              10,316        849,316
Cabot Oil & Gas Corp.                      3,160         88,701
Chesapeake Energy Corp.                   15,987        351,234
Chevron Corp.                             63,073      4,705,246
ConocoPhillips                            46,641      2,426,265
Consol Energy, Inc.                        5,589        175,439
Devon Energy Corp.                        13,643      1,103,173
El Paso Corp.                             21,475        208,308
EOG Resources, Inc.                        7,732        625,673
Exxon Mobil Corp. (b)                    159,516     11,823,326
Hess Corp.                                 8,740        526,235
Marathon Oil Corp.                        21,647        629,928
Massey Energy Co.                          2,461         56,825
Murphy Oil Corp.                           5,809        294,168
Noble Energy, Inc.                         5,266        272,884
Occidental Petroleum Corp.                25,096      1,393,832
Peabody Energy Corp.                       8,302        286,502
Range Resources Corp.                      4,725        199,490
Southwestern Energy Co. *                 10,457        372,478
Spectra Energy Corp.                      18,828        363,945
Sunoco, Inc.                               3,573        108,976
Tesoro Corp.                               4,211         40,720
Valero Energy Corp.                       16,160        332,573
Williams Cos., Inc.                       17,870        374,734
XTO Energy, Inc.                          16,845        605,578
                                                  --------------
                                                     28,720,833
                                                  --------------

OIL GAS & CONSUMABLE FUELS (0.0%)
Pioneer Natural Resources Co.              3,676        102,303
                                                  --------------

PAPER & FOREST PRODUCTS (0.2%)
International Paper Co.                   13,076        225,169
MeadWestvaco Corp.                         5,312         74,527
Weyerhaeuser Co.                           6,460        246,901
                                                  --------------
                                                        546,597
                                                  --------------

PERSONAL PRODUCTS (0.0%)
Estee Lauder Cos., Inc. (The), Class A     3,497        126,032
                                                  --------------


                                    Continued



                                     SHARES        VALUE
                                   ------------ -------------

COMMON STOCKS, CONTINUED
PHARMACEUTICALS (5.9%)
Barr Pharmaceuticals, Inc. *             3,304     $ 212,315
Bristol-Myers Squibb Co.                61,131     1,256,242
Eli Lilly & Co.                         30,673     1,037,361
Forest Laboratories, Inc. *              9,319       216,480
Johnson & Johnson                       85,819     5,264,138
King Pharmaceuticals, Inc. *             7,541        66,285
Merck & Co., Inc.                       66,033     2,043,721
Mylan, Inc. *                            9,309        79,778
Pfizer, Inc.                           206,865     3,663,579
Schering-Plough Corp.                   50,263       728,311
Watson Pharmaceuticals, Inc. *           3,194        83,587
Wyeth                                   41,098     1,322,534
                                                -------------
                                                  15,974,331
                                                -------------

REAL ESTATE INVESTMENT TRUSTS (1.0%)
Apartment Investment & Management
   Co., Class A                          2,919        42,705
AvalonBay Communities, Inc.              2,354       167,181
Boston Properties, Inc.                  3,660       259,421
Developers Diversified Realty Corp.      3,663        48,242
Equity Residential                       8,271       288,906
General Growth Properties, Inc.          6,945        28,752
HCP, Inc.                                7,941       237,674
Host Hotels & Resorts, Inc.             15,968       165,109
Kimco Realty Corp.                       6,897       155,734
Plum Creek Timber Co., Inc.              5,232       195,049
Prologis                                 8,016       112,224
Public Storage                           3,918       319,317
Simon Property Group, Inc.               6,873       460,697
Vornado Realty Trust                     4,274       301,531
                                                -------------
                                                   2,782,542
                                                -------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)
CB Richard Ellis Group, Inc.,
   Class A *                             5,316        37,265
                                                -------------

ROAD & RAIL (1.2%)
Burlington Northern Santa Fe Corp.       8,654       770,725
CSX Corp.                               12,614       576,712
Norfolk Southern Corp.                  11,490       688,711
Ryder System, Inc.                       1,758        69,652
Union Pacific Corp.                     15,618     1,042,814
                                                -------------
                                                   3,148,614
                                                -------------

SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT (2.2%)
Advanced Micro Devices, Inc. *          18,548        64,918
Altera Corp.                             9,167       159,047
Analog Devices, Inc.                     8,871       189,485
Applied Materials, Inc.                 41,447       535,081
Broadcom Corp., Class A *               13,676       233,586
Intel Corp.                            172,703     2,763,248


                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

----------------------------------------------------------------


                                       SHARES         VALUE
                                     ------------ --------------

COMMON STOCKS, CONTINUED
SEMICONDUCTORS & SEMICONDUCTOR
   EQUIPMENT, CONTINUED
Kla-Tencor Corp.                           5,200      $ 120,900
Linear Technology Corp.                    6,784        153,861
LSI Corp. *                               19,492         75,044
MEMC Electronic Materials, Inc. *          6,964        127,998
Microchip Technology, Inc.                 5,655        139,283
Micron Technology, Inc. *                 23,265        109,578
National Semiconductor Corp.               5,872         77,334
Novellus Systems, Inc. *                   3,054         48,253
Nvidia Corp. *                            16,963        148,596
Teradyne, Inc. *                           5,246         26,755
Texas Instruments, Inc.                   40,446        791,124
Xilinx, Inc.                               8,539        157,288
                                                  --------------
                                                      5,921,379
                                                  --------------

SOFTWARE (3.6%)
Adobe Systems, Inc. *                     16,262        433,220
Autodesk, Inc. *                           6,848        145,931
BMC Software, Inc. *                       5,840        150,789
CA, Inc.                                  11,939        212,514
Citrix Systems, Inc. *                     5,612        144,621
Compuware Corp. *                          8,001         51,046
Electronic Arts, Inc. *                    9,736        221,786
Intuit, Inc. *                             9,816        245,989
Microsoft Corp. (b)                      241,171      5,385,348
Novell, Inc. *                            10,821         50,426
Oracle Corp. *                           120,370      2,201,567
Salesforce.com, Inc. *                     3,181         98,484
Symantec Corp. *                          25,689        323,168
                                                  --------------
                                                      9,664,889
                                                  --------------

SPECIALTY RETAIL (1.7%)
Abercrombie & Fitch Co., Class A           2,658         76,976
AutoNation, Inc. *                         3,040         20,885
AutoZone, Inc. *                           1,315        167,386
Bed Bath & Beyond, Inc. *                  7,917        204,021
Best Buy Co., Inc.                        10,266        275,231
GameStop Corp., Class A *                  4,945        135,444
Gap, Inc. (The)                           14,408        186,440
Home Depot, Inc.                          52,374      1,235,503
Limited Brands, Inc.                       8,502        101,854
Lowe's Cos., Inc.                         45,304        983,097
Office Depot, Inc. *                       8,351         30,064
RadioShack Corp.                           4,012         50,792
Sherwin-Williams Co. (The)                 3,023        172,039
Staples, Inc.                             21,987        427,207
Tiffany & Co.                              3,852        105,737
TJX Cos., Inc.                            12,986        347,505
                                                  --------------
                                                      4,520,181
                                                  --------------

TEXTILES APPAREL & LUXURY GOODS (0.4%)
Coach, Inc. *                             10,436        214,981
Jones Apparel Group, Inc.                  2,648         29,419


                                    Continued


                                     SHARES        VALUE
                                   ------------ -------------

COMMON STOCKS, CONTINUED
TEXTILES APPAREL & LUXURY GOODS,
   CONTINUED
Liz Claiborne, Inc.                      2,898      $ 23,619
Nike, Inc., Class B                     12,036       693,635
Polo Ralph Lauren Corp.                  1,763        83,161
VF Corp.                                 2,670       147,117
                                                -------------
                                                   1,191,932
                                                -------------

THRIFTS & MORTGAGE FINANCE (0.1%)
Hudson City Bancorp, Inc.               15,874       298,590
Sovereign Bancorp, Inc. *               16,646        48,273
                                                -------------
                                                     346,863
                                                -------------

TOBACCO (1.8%)
Altria Group, Inc.                      63,308     1,214,881
Lorillard, Inc.                          5,318       350,243
Philip Morris International, Inc.       63,365     2,754,477
Reynolds American, Inc.                  5,238       256,453
UST, Inc.                                4,521       305,574
                                                -------------
                                                   4,881,628
                                                -------------

TRADING COMPANIES & DISTRIBUTORS
   (0.1%)
Fastenal Co.                             3,950       159,027
WW Grainger, Inc.                        1,988       156,197
                                                -------------
                                                     315,224
                                                -------------

UTILITIES (0.1%)
AES Corp. (The) *                       20,542       163,720
Constellation Energy Group, Inc.         5,454       132,041
Dynegy, Inc., Class A *                 15,192        55,299
                                                -------------
                                                     351,060
                                                -------------

WIRELESS TELECOMMUNICATION SERVICES
   (0.2%)
American Tower Corp., Class A *         12,126       391,791
Sprint Nextel Corp.                     87,177       272,864
                                                -------------
                                                     664,655
                                                -------------

TOTAL COMMON STOCKS                              260,523,665
                                                -------------

INVESTMENTS IN AFFILIATES (3.3%)
CASH & CASH EQUIVALENTS (3.2%)
Fifth Third Institutional Money
   Market Fund (a)                   8,548,596     8,548,595
                                                -------------

COMMERCIAL BANKS (0.1%)
Fifth Third Bancorp                     17,575       190,689
                                                -------------

TOTAL INVESTMENTS IN AFFILIATES                    8,739,284
                                                -------------

TOTAL INVESTMENTS (COST $163,702,775) - 99.9%    269,262,949


                                    Continued

EQUITY INDEX
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

----------------------------------------------------------------

                                                      VALUE
                                                  --------------

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%            319,085
                                                  --------------

NET ASSETS - 100.0%                                $269,582,034
                                                  ==============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.

(b) All or part of this security has been designated as collateral for futures contracts.



            See notes to schedules of investments.

INTERNATIONAL EQUITY
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------


                                      SHARES        VALUE
                                    -----------  -------------

FOREIGN STOCKS(C) (95.2%)
AUSTRALIA (4.6%)
ASX, Ltd.                               20,907      $ 417,899
Australia & New Zealand Banking
   Group, Ltd.                          67,017        778,488
BHP Billiton, Ltd.                      92,274      1,772,851
BlueScope Steel, Ltd.                   14,643         43,021
Coca-Cola Amatil, Ltd.                  19,435        104,276
Commonwealth Bank of Australia           6,734        183,142
Goodman Fielder, Ltd.                  477,355        526,595
Macquaire Group, Ltd.                   55,401      1,094,192
Macquarie Infrastructure Group (a)     783,783      1,026,758
National Australia Bank, Ltd.           56,805        921,847
OneSteel, Ltd.                         183,341        422,560
Qantas Airways, Ltd.                 1,274,301      2,059,833
Sims Group, Ltd.                        37,869        368,335
St George Bank, Ltd.                    17,753        331,386
Telstra Corp., Ltd.                    267,084        733,318
Wesfarmers, Ltd.                         2,486         35,536
Westpac Banking Corp.                   65,529        903,125
                                                 -------------
                                                   11,723,162
                                                 -------------

AUSTRIA (0.3%)
OMV AG                                   2,330         74,904
Raiffeisen International Bank
   Holding AG                            7,618        241,158
Voestalpine AG                          17,239        421,670
                                                 -------------
                                                      737,732
                                                 -------------

BELGIUM (0.9%)
Belgacom SA                             39,569      1,353,869
InBev NV (a)                            21,804        879,091
Mobistar SA                                871         57,786
                                                 -------------
                                                    2,290,746
                                                 -------------

BERMUDA (0.0%)
Orient Overseas (International), Ltd.   16,064         28,425
Pacific Basin Shipping, Ltd.           210,009        109,898
                                                 -------------
                                                      138,323
                                                 -------------

CAYMAN ISLANDS (0.2%)
Kingboard Chemical Holdings, Ltd.      210,000        411,431
                                                 -------------

DENMARK (2.1%)
Danisco A/S                             22,983      1,005,161
Danske Bank A/S                         34,400        510,366
FLSmidth & Co. A/S                       2,625         98,182
Novo Nordisk A/S, Class B               69,826      3,737,824
                                                 -------------
                                                    5,351,533
                                                 -------------

FINLAND (0.4%)
Kesko Oyj, B Shares                     31,222        731,932
Metso Oyj                                5,045         67,146
Neste Oil Oyj                                8            127


                                    Continued


                                     SHARES        VALUE
                                   ------------ -------------

FOREIGN STOCKS, CONTINUED
FINLAND, CONTINUED
Nokia Oyj                               20,900     $ 318,789
Outokumpu Oyj                            2,329        24,246
Sampo Oyj, A Shares                        206         4,114
                                                -------------
                                                   1,146,354
                                                -------------

FRANCE (11.0%)
AXA SA                                  64,449     1,241,953
BNP Paribas *                           14,175     1,011,737
Bouygues                                45,924     1,956,475
Carrefour SA                            16,487       696,708
Casino Guichard Perrachon SA            10,272       718,811
Cie de Saint-Gobain                     42,768     1,651,410
CNP Assurances                          12,375       997,088
France Telecom SA                      165,003     4,163,788
Imerys SA                                   30         1,360
Lafarge SA                              24,079     1,586,705
Legrand SA                               3,140        52,329
Natixis                                 14,922        33,298
Sanofi-Aventis SA                       76,912     4,841,025
SCOR SE                                 29,202       479,530
Societe Generale                         1,419        77,914
Total SA (d)                            93,906     5,157,764
Valeo SA                                 3,639        63,226
Vallourec                                  181        20,354
Vivendi                                136,983     3,582,916
                                                -------------
                                                  28,334,391
                                                -------------

GERMANY (6.7%)
Allianz SE                               4,454       333,556
BASF SE (d)                             96,773     3,251,944
Bayerische Motoren Werke AG             59,349     1,536,266
Deutsche Bank AG                           888        33,733
Deutsche Lufthansa AG                  169,291     2,378,189
Deutsche Postbank AG                    11,006       225,954
E.ON AG                                  3,672       140,148
Hannover Rueckversicherung AG           36,834       930,873
MAN AG                                  27,605     1,358,860
Merck KGaA                                 494        43,739
Muenchener Rueckversicherungs AG        15,001     1,962,550
RWE AG                                  46,291     3,848,584
Salzgitter AG                            2,789       184,312
ThyssenKrupp AG                         52,366     1,012,130
                                                -------------
                                                  17,240,838
                                                -------------

GREAT BRITAIN (18.2%)
Anglo American PLC                      23,802       587,815
Antofagasta PLC                        152,400       932,256
AstraZeneca PLC                        114,852     4,882,943
Aviva PLC                               35,419       212,390
Barclays PLC                            17,205        50,670
BHP Billiton PLC                        14,720       249,813
BP PLC (d)                             850,558     7,029,094
British Airways PLC                      9,112        20,006


                         Continued

INTERNATIONAL EQUITY
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

------------------------------------------------------------------


                                          SHARES        VALUE
                                        -----------  -------------

FOREIGN STOCKS, CONTINUED
GREAT BRITAIN, CONTINUED
British American Tobacco PLC                89,319     $2,452,933
BT Group PLC                               196,373        370,146
Carnival PLC                                52,527      1,147,820
Centrica PLC                               429,741      2,112,528
GKN PLC                                     21,964         42,378
GlaxoSmithKline PLC                        136,763      2,636,245
HSBC Holdings PLC                          369,111      4,455,350
ICAP PLC                                    69,270        344,809
Investec PLC                                97,529        373,243
J Sainsbury PLC                            128,345        587,025
Kazakhmys PLC                               36,123        166,288
Legal & General Group PLC                  453,415        524,284
Lloyds TSB Group PLC                       197,063        639,899
Logica PLC                                 457,567        506,874
Man Group PLC                              178,810      1,026,010
National Grid PLC                           86,746        984,966
Next PLC                                    74,358      1,262,669
Old Mutual PLC                             360,757        293,383
Rio Tinto PLC                               14,641        682,789
Royal Bank of Scotland Group PLC            87,962         97,014
Scottish & Southern Energy PLC              33,911        664,736
Severn Trent PLC                             3,305         72,923
Smith & Nephew PLC                          33,675        308,597
Stagecoach Group PLC                       312,812        932,088
Standard Chartered PLC                      64,023      1,062,938
Tate & Lyle PLC                            258,521      1,533,194
Tesco PLC                                   51,740        282,821
Tomkins PLC                              1,094,715      2,019,526
Unilever PLC                                46,355      1,045,091
United Utilities Group PLC                 264,605      2,985,946
Vedanta Resources PLC                       28,947        396,710
Vodafone Group PLC                         409,606        788,969
                                                     -------------
                                                       46,765,179
                                                     -------------

GREECE (0.5%)
Alpha Bank AE                                1,358         20,039
EFG Eurobank Ergasias SA                    18,425        202,704
OPAP SA                                     46,729      1,023,885
                                                     -------------
                                                        1,246,628
                                                     -------------

HONG KONG (2.7%)
BOC Hong Kong Holdings, Ltd.               757,147        848,141
CLP Holdings, Ltd.                         160,000      1,086,488
Hang Seng Bank, Ltd.                        26,680        330,747
Henderson Land Development Co., Ltd.       240,000        853,915
Hong Kong Exchanges and
   Clearing, Ltd.                           78,600        803,502
HongKong Electric Holdings                 190,500      1,028,529
Hopewell Holdings                           16,000         48,867
Hutchison Whampoa, Ltd.                     14,000         76,633
Sino Land Co.                            1,152,000        987,835
Wharf Holdings, Ltd.                       235,000        461,537

                                    Continued


                                        SHARES         VALUE
                                      ------------  ------------

FOREIGN STOCKS, CONTINUED
HONG KONG, CONTINUED
Wheelock & Co., Ltd.                      198,201     $ 298,553
Wing Hang Bank, Ltd.                        1,000         4,678
                                                    ------------
                                                      6,829,425
                                                    ------------

IRELAND (0.0%)
Bank of Ireland                            34,887       105,567
                                                    ------------

ITALY (4.8%)
Assicurazioni Generali SpA                 51,332     1,293,938
Banca Monte dei Paschi di Siena SpA         7,024        13,641
Enel SpA                                  519,358     3,486,242
ENI SpA (d)                               209,343     4,988,318
Fiat SpA                                  114,901       913,829
Fondiaria-Sai SpA                           4,079        76,708
Intesa Sanpaolo SpA                       388,826     1,154,951
Mediaset SpA                               54,031       293,312
UniCredit SpA                              70,976       173,497
                                                    ------------
                                                     12,394,436
                                                    ------------

JAPAN (21.3%)
Aeon Co., Ltd.                             55,000       524,828
Aeon Credit Service Co., Ltd.               7,233        78,579
Aisin Seiki Co., Ltd.                      49,618       862,335
Alps Electric Co., Ltd.                   123,600       670,717
Asahi Breweries, Ltd.                      19,900       331,873
Asahi Glass Co., Ltd.                      99,000       634,220
Asahi Kasei Corp.                          15,000        57,293
Astellas Pharma, Inc.                      15,200       621,403
Bank of Kyoto, Ltd. (The)                 116,000     1,214,629
Brother Industries, Ltd.                   17,800       124,362
Canon, Inc.                                13,799       474,845
Central Japan Railway Co.                      19       155,449
Coca-Cola West Holdings Co., Ltd. (a)      29,400       587,901
Daihatsu Motor Co., Ltd.                   10,000        74,281
Daito Trust Construction Co., Ltd.          2,800       117,633
Dena Co., Ltd.                                 20        44,166
Eisai Co., Ltd.                            10,300       338,587
Fujitsu, Ltd.                             116,000       461,625
Fukuoka Financial Group, Inc.             109,000       355,933
Hino Motors, Ltd.                         324,686       747,572
Hitachi Chemical Co., Ltd.                 98,300     1,002,615
Hitachi Construction Machinery
   Co., Ltd.                               29,100       332,485
Hitachi Metals, Ltd.                       13,000        97,584
Honda Motor Co., Ltd.                      14,000       347,701
Inpex Corp.                                    64       372,168
Iyo Bank, Ltd. (The)                       14,000       152,749
Japan Airlines Corp. *                    145,000       329,944
JFE Holdings, Inc.                         28,400       744,523
Jupiter Telecommunications Co., Ltd.          300       201,639
Kansai Electric Power Co.,
   Inc. (The)                              34,100       867,552
Kao Corp.                                  64,000     1,850,097


                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

------------------------------------------------------------------


                                          SHARES        VALUE
                                        -----------  -------------

FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
Kawasaki Kisen Kaisha, Ltd.                 16,000       $ 62,233
Keio Corp.                                  50,000        258,046
Kobe Steel, Ltd.                           244,997        395,288
Kubota Corp.                               107,000        549,832
Kyushu Electric Power Co., Inc.             32,100        747,434
Lawson, Inc.                                20,400      1,004,822
Mitsubishi Corp.                            51,200        849,816
Mitsubishi Materials Corp.                  75,000        172,721
Mitsubishi Tanabe Pharma Corp.              16,000        166,357
Mitsubishi UFJ Financial Group, Inc.       185,062      1,139,609
Mitsubishi UFJ Lease & Finance
   Co., Ltd.                                31,354        764,419
Mitsui Fudosan Co., Ltd.                    65,000      1,119,071
Mitsui OSK Lines, Ltd.                      32,000        169,447
Mitsui Sumitomo Insurance Group
   Holdings, Inc.                            2,700         76,944
Mizuho Financial Group, Inc.                    78        186,811
Nidec Corp.                                  2,800        144,076
Nintendo Co., Ltd.                           5,400      1,703,144
Nippon Steel Corp.                          61,000        203,851
Nippon Telegraph & Telephone Corp.             753      3,090,506
Nippon Yusen KK                             30,000        143,814
Nissan Motor Co., Ltd.                     283,832      1,484,624
Nisshin Steel Co., Ltd.                    105,000        144,249
Nomura Holdings, Inc.                       12,500        116,225
Nomura Research Institute, Ltd.             30,000        488,033
NSK, Ltd.                                   82,000        342,263
NTN Corp.                                  122,000        454,332
NTT Data Corp.                                  45        147,530
NTT DoCoMo, Inc.                             1,223      1,940,360
Panasonic Corp.                             47,000        730,824
Ricoh Co., Ltd.                             67,500        717,996
Sankyo Co., Ltd.                            32,100      1,450,137
SBI Holdings, Inc.                           7,030        836,629
Sharp Corp.                                200,000      1,411,928
Shimano, Inc.                                4,500        131,219
Shinko Electric Industries Co., Ltd.         1,900         12,201
Shinko Securities Co., Ltd.                 80,000        195,038
Shinsei Bank, Ltd.                         459,093        697,595
Showa Shell Sekiyu KK                       10,600         85,330
Sompo Japan Insurance, Inc.                 30,000        213,615
Sony Financial Holdings, Inc.                  301        991,846
Sumco Corp.                                  8,000         85,352
Sumitomo Corp.                              97,100        870,763
Sumitomo Electric Industries, Ltd.          51,200        411,320
Sumitomo Mitsui Financial Group, Inc.          197        799,799
Sumitomo Realty & Development
   Co., Ltd.                                 3,000         48,133
Sumitomo Trust & Banking
   Co., Ltd. (The)                          45,000        209,274
Suzuki Motor Corp.                           1,100         15,934


                                    Continued

                                        SHARES         VALUE
                                      ------------  ------------

FOREIGN STOCKS, CONTINUED
JAPAN, CONTINUED
Takeda Pharmaceutical Co., Ltd.            18,500     $ 932,356
Takefuji Corp.                            110,130       897,942
TDK Corp.                                  64,800     2,164,889
Terumo Corp.                               25,000     1,053,862
Tokai Rika Co., Ltd.                        9,594        99,339
Tokyo Electric Power Co., Inc. (The)       37,900     1,088,178
Tokyo Electron, Ltd.                       47,000     1,553,809
Tokyu Land Corp.                           32,000        89,472
Tosoh Corp.                                38,077        77,146
Toyota Motor Corp.                         79,100     3,118,261
Unicharm Corp.                             12,000       856,316
                                                    ------------
                                                     54,689,648
                                                    ------------

LUXEMBOURG (0.0%)
ArcelorMittal *                               516        13,391
Reinet Investments SCA *                      101         1,040
                                                    ------------
                                                         14,431
                                                    ------------

NETHERLANDS (3.1%)
Aegon NV                                   88,289       361,716
Heineken Holding NV                        24,893       755,960
ING Groep NV (d)                           87,700       810,857
Koninklijke Ahold NV                      178,740     1,917,307
Royal Dutch Shell PLC, A Shares            13,308       363,845
Royal Dutch Shell PLC, B Shares           141,781     3,789,526
SNS Reaal                                   8,241        61,332
                                                    ------------
                                                      8,060,543
                                                    ------------

NORWAY (0.7%)
StatoilHydro ASA                           86,049     1,721,046
                                                    ------------

SINGAPORE (1.9%)
CapitaLand, Ltd.                          344,000       679,445
DBS Group Holdings, Ltd.                  142,000     1,087,091
Jardine Cycle & Carriage, Ltd.             31,194       198,196
Neptune Orient Lines, Ltd.                386,000       323,872
Olam International, Ltd.                   56,000        48,650
Oversea-Chinese Banking Corp.             298,446     1,000,983
Singapore Airlines, Ltd.                   69,270       522,603
United Overseas Bank, Ltd.                 42,529       378,771
UOL Group, Ltd.                           148,000       191,376
Venture Corp., Ltd.                       107,000       389,093
Wilmar International, Ltd.                 43,000        72,667
                                                    ------------
                                                      4,892,747
                                                    ------------

SPAIN (4.7%)
ACS Actividades de Construccion y
   Servicios SA                            19,226       712,976
Banco Bilbao Vizcaya Argentaria SA        146,813     1,704,551
Banco Popular Espanol SA (a)               27,562       251,888
Banco Santander SA (d)                    276,129     2,986,752
Mapfre SA                                 328,154     1,043,715

                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

------------------------------------------------------------------


                                          SHARES        VALUE
                                        -----------  -------------

FOREIGN STOCKS, CONTINUED
SPAIN, CONTINUED
Promotora de Informaciones SA                1,068        $ 4,244
Repsol YPF SA                              106,851      2,037,517
Telefonica SA (d)                          170,708      3,157,616
Union Fenosa SA                              3,509         74,398
                                                     -------------
                                                       11,973,657
                                                     -------------

SWEDEN (1.8%)
Boliden AB (a)                             153,481        375,985
Nordea Bank AB                              72,490        581,299
Scania AB, B Shares                          6,800         55,855
SKF AB, B Shares                           263,400      2,414,797
Svenska Handelsbanken AB, A Shares          66,600      1,219,511
Telefonaktiebolaget LM Ericsson,
   B Shares                                  1,800         12,693
                                                     -------------
                                                        4,660,140
                                                     -------------

SWITZERLAND (9.3%)
Baloise Holding AG                          20,806      1,118,508
Compagnie Financiere Richemont SA              742         15,777
Credit Suisse Group AG                       4,086        155,948
Geberit AG                                   8,092        841,520
Holcim, Ltd.                                34,877      1,988,390
Nestle SA (d)                              195,478      7,619,627
Novartis AG                                 98,596      4,987,838
Pargesa Holding SA                          15,649      1,220,725
Roche Holding AG                             3,019        462,106
Swiss Life Holding AG                        9,505        861,177
Swiss Reinsurance                            2,763        115,113
Swisscom AG                                  9,844      3,010,615
UBS AG *                                    28,696        489,646
Xstrata PLC                                 13,695        232,993
Zurich Financial Services AG                 4,366        883,130
                                                     -------------
                                                       24,003,113
                                                     -------------

TOTAL FOREIGN STOCKS                                  244,731,070
                                                     -------------

INVESTMENT COMPANIES (0.7%)
UNITED STATES (0.7%)
iShares MSCI EAFE Index Fund                   600         26,772
State Street Navigator Securities
   Lending Portfolio (e)                 1,659,181      1,659,181
                                                     -------------
                                                        1,685,953
                                                     -------------

TOTAL INVESTMENT COMPANIES                              1,685,953
                                                     -------------

PREFERRED STOCKS(C) (0.4%)
GERMANY (0.4%)
Bayerische Motoren Werke AG                 27,006        542,916
ProSiebenSat.1 Media AG                      2,567          7,725
RWE AG                                       5,445        342,268
                                                     -------------
                                                          892,909
                                                     -------------

TOTAL PREFERRED STOCKS                                    892,909
                                                     -------------
                                    Continued


                                        SHARES          VALUE
                                      ------------  --------------

RIGHTS (0.0%)
JAPAN (0.0%)
Dowa Holdings Co., Ltd. *                  28,000             $ -
                                                    --------------

TOTAL RIGHTS                                                    -
                                                    --------------

INVESTMENTS IN AFFILIATES (3.4%)
UNITED STATES (3.4%)
Fifth Third Institutional Money
   Market Fund (b)                      8,778,629       8,778,629
                                                    --------------

TOTAL INVESTMENTS IN AFFILIATES                         8,778,629
                                                    --------------

TOTAL INVESTMENTS (COST $357,914,312) - 99.7%         256,088,561

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%              882,137
                                                    --------------

NET ASSETS - 100.0%                                  $256,970,698
                                                    ==============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  All or part of this security was on loan.

(b)  Investment is in Institutional Shares of underlying fund.

(c) The Fund's securities were fair valued at October 31, 2008 using procedures approved by the Board of Trustees.

(d) All or part of this security has been designated as collateral for futures contracts.

(e) Represents investments of cash collateral received in connection with securities lending.


INVESTMENT CONCENTRATION AS A PERCENTAGE OF NET ASSETS, BY INDUSTRY:
Agricultural Operations                                        --^
Airlines                                                     2.1%
Audio/Video Products                                         0.8%
Auto/Truck Parts & Equipment Original                        0.4%
Auto-Cars/Light Trucks                                       3.1%
Auto-Medium & Heavy Duty Trucks                              0.3%
Automotive & Auto Parts                                      0.2%
Basic Materials                                              0.2%
Beverages-Non Alcoholic                                      0.3%
Building Products-Doors & Windows                            0.2%
Brewery                                                      0.8%
Broadcast Service/Program                                      --^
Building & Construction Production-Miscellaneous             1.0%
Building Production-Cement/Aggregate                         1.4%
Building & Construction-Miscellaneous                        0.8%
Building-Heavy Construction                                  0.3%
Cable TV                                                     0.1%


                                    Continued

INTERNATIONAL EQUITY
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

------------------------------------------------------------------

Cellular Telecom                                             1.1%
Chemicals-Diversified                                        1.7%
Commercial Banks Non-U.S.                                    8.3%
Commercial Services                                          0.4%
Computer Services                                            0.2%
Computers-Integrated Systems                                 0.2%
Computers-Memory Devices                                     0.8%
Cosmetics & Toiletries                                       1.1%
Distribution/Wholesale                                       0.1%
Diversified Financial Services                               2.6%
Diversified Manufacturing Oppperations                       0.8%
Diversified Minerals                                         1.1%
Diversified Operations                                       0.2%
E-Commerce/Services                                            --^
Electric Products-Miscellaneous                              0.1%
Electric-Integrated                                          5.2%
Electric-Transmission                                        0.4%
Electronic Components-Miscellaneous                          0.5%
Electronic Components-Semiconductors                           --^
Energy                                                         --^
Enterprise Software/Services                                 0.2%
Entertainment                                                0.6%
Equity Fund                                                    --^
Finance-Consumer Loans                                       0.3%
Finance-Investment Banker/Broker                             1.1%
Finance-Leasing Company                                      0.3%
Finance-Other Services                                       1.0%
Food Retail                                                  0.7%
Food-Miscellaneous/Diversified                               4.0%
Food-Retail                                                  0.9%
Food-Wholesale/Distribution                                  0.3%
Gambling (Non-Hotel)                                         0.4%
Gas-Distribution                                             0.8%
Import/Export                                                0.7%
Insurance                                                    0.7%
Internet                                                     0.3%
Investment Companies                                         4.5%
Leisure Time                                                 0.5%
Life/Health Insurance                                        0.9%
Machinery-Construction & Mining                              0.1%
Machinery-Farm                                               0.2%
Machinery-General Industry                                   0.6%
Medical Products                                             0.5%
Medical-Drugs                                                8.7%
Metal Processors & Fabrications                              1.4%
Metal-Copper                                                 0.4%
Metal-Diversified                                            0.6%
Money Center Banks                                             --^
Multi-Line Insurance                                         2.7%
Multimedia                                                   1.4%
Non-Ferrous Metals                                           0.1%
Office Automation & Equipment                                0.5%
Oil Company-Exploration & Production                         0.1%
Oil Company-Integrated                                       9.8%
Oil Refining & Marketing                                       --^


                                    Continued


Pharmaceuticals                                              0.5%
Property/Casualty Insurance                                  0.1%
Real Estate                                                  0.3%
Real Estate Management/Services                                --^
Real Estate Operations/Development                           1.3%
Reinsurance                                                  1.4%
Retail                                                         --^
Retail-Apparel/Shoe                                          0.5%
Retail-Convenience Store                                     0.4%
Retail-Miscellaneous/Diversified                             0.2%
Semiconductor Equipment                                      0.6%
Steel-Producers                                              1.4%
Steel-Specialty                                              0.1%
Sugar                                                        0.6%
Telephone-Integrated                                         6.2%
Television                                                   0.1%
Tobacco                                                      1.0%
Toys                                                         0.7%
Transport-Marine                                             0.3%
Transport-Rail                                               0.2%
Transport-Services                                           0.4%
Water                                                        1.2%
Wireless Equipment                                           0.1%
----------------------------------

^ Amount is less than 0.05%.


             See notes to schedules of investments.

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

-----------------------------------------------------------------------

                                             PRINCIPAL
                                               AMOUNT         VALUE
                                            ------------ --------------

ASSET-BACKED SECURITIES (2.9%)
AUTOMOBILE ABS OTHER (1.1%)
Susquehanna Auto Lease Trust, Series
   2007-1, Class B, 5.31%, 7/14/10 (b)       $1,000,000      $ 949,796
                                                         --------------

OTHER ABS (1.8%)
Aerco, Ltd., Series 2A, Class A3,
   5.05%, 7/15/25 (a) (b) (e)                   873,679        690,207
Residential Asset Securities Corp.,
   Series 2006-KS3, Class AI3, 3.43%,
   4/25/36 (a)                                1,000,000        852,187
                                                         --------------
                                                             1,542,394
                                                         --------------

TOTAL ASSET-BACKED SECURITIES                                2,492,190
                                                         --------------

CORPORATE BONDS (18.3%)
CABLE TV (1.1%)
COX Communications, Inc., 7.75%,
   11/1/10                                    1,000,000        982,087
                                                         --------------

COMMERCIAL BANKS-EASTERN U.S. (0.9%)
Emigrant Capital Trust, 5.24%,
   12/10/33, (Callable
   12/8/08 @ 100.2) (a) (b)                   1,000,000        809,345
                                                         --------------

COMMERCIAL BANKS-SOUTHERN U.S. (1.1%)
First Tennessee Capital II, Series B,
   6.30%, 4/15/34, (Callable
   4/15/09 @ 100)                             1,500,000        514,589
Union Planters Corp., 4.38%, 12/1/10            500,000        460,038
                                                         --------------
                                                               974,627
                                                         --------------

ELECTRIC-INTEGRATED (1.2%)
FPL Group Capital, Inc., 6.65%,
   6/15/67, (Callable 6/15/17 @ 100) (a)      1,000,000        580,000
Public Service Co. of Oklahoma,
   Series C, 4.85%, 9/15/10                     500,000        485,690
                                                         --------------
                                                             1,065,690
                                                         --------------

FINANCE-CONSUMER LOANS (1.5%)
SLM Corp., Series CPI, 6.50%,
   4/1/09 (a)                                 1,000,000        800,990
SLM Corp., Series CPI, 7.73%,
   11/21/13 (a)                               1,000,000        485,610
                                                         --------------
                                                             1,286,600
                                                         --------------

FINANCE-INVESTMENT BANKER/BROKER
   (0.9%)
Bear Stearns Cos. LLC (The), 4.65%,
   7/2/18                                     1,000,000        761,922
Lehman Brothers Holdings Capital
   Trust V, 5.86%, 5/31/12 (g) (i)            1,000,000            100
                                                         --------------
                                                               762,022
                                                         --------------


                                    Continued


                                           PRINCIPAL
                                             AMOUNT         VALUE
                                          ------------ --------------

CORPORATE BONDS, CONTINUED
FINANCE-MORTGAGE LOAN/BANKER (0.1%)
Countrywide Home Loans, Inc., 5.63%,
   7/15/09                                  $ 100,000       $ 96,793
                                                        -------------

FINANCE-OTHER SERVICES (0.4%)
Cullen Frost Cap Trust I, 4.36%,
   3/1/34, (Callable 3/1/09 @ 100) (a)      1,000,000        383,097
                                                        -------------

FINANCIAL GUARANTEE INSURANCE (0.5%)
Radian Group, Inc., 5.63%, 2/15/13          1,000,000        450,000
                                                        -------------

FOOD-MISC/DIVERSIFIED (0.9%)
General Mills, Inc., 5.20%, 3/17/15           400,000        346,316
Kellogg Co., 5.13%, 12/3/12                   500,000        477,063
                                                        -------------
                                                             823,379
                                                        -------------

INSURANCE BROKERS (0.5%)
Marsh & McLennan Cos., Inc., 5.88%,
   8/1/33                                     500,000        411,052
                                                        -------------

MONEY CENTER BANKS (1.4%)
Deutsche Bankers Trust Corp., 7.25%,
   10/15/11                                 1,000,000      1,013,728
RBS Capital Trust B, 6.80%, 3/31/09 (g)       500,000        265,000
                                                        -------------
                                                           1,278,728
                                                        -------------

MULTIMEDIA (1.7%)
Time Warner Entertainment Co. L.P.,
   8.88%, 10/1/12                           1,500,000      1,474,608
                                                        -------------

REAL ESTATE INVESTMENT TRUSTS (1.1%)
Developers Diversified Realty Corp.,
   3.88%, 1/30/09                           1,000,000        985,110
                                                        -------------

REINSURANCE (0.5%)
Berkshire Hathaway Finance Corp.,
   4.60%, 5/15/13 (b)                         500,000        483,610
                                                        -------------

RETAIL-DISCOUNT (1.0%)
Wal-Mart Stores, Inc., 4.25%, 4/15/13         900,000        874,641
                                                        -------------

RETAIL-DRUG STORE (0.8%)
CVS Pass Through Trust, 7.77%,
   1/10/12 (b)                                706,446        703,997
                                                        -------------

SPECIAL PURPOSE ENTITY (0.6%)
HVB Funding Trust I, 8.74%, 6/30/31,
   (Callable 6/30/29 @ 100) (b)             1,000,000        479,312
                                                        -------------

SUPER-REGIONAL BANKS-U.S. (1.7%)
Bank of America Corp., 8.00%,
   1/30/18 (a) (g)                            400,000        299,484
PNC Financial Services Group, Inc.,
   8.25%, 5/21/13 (a) (g)                     500,000        412,307


                                    Continued

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

-----------------------------------------------------------------------
                                             PRINCIPAL
                                               AMOUNT         VALUE
                                            ------------ --------------

CORPORATE BONDS, CONTINUED
SUPER-REGIONAL BANKS-U.S., CONTINUED
Wells Fargo Bank NA, 5.95%, 8/26/36          $1,000,000      $ 817,263
                                                         --------------
                                                             1,529,054
                                                         --------------

WIRELESS EQUIPMENT (0.4%)
Motorola, Inc., 6.50%, 11/15/28                 500,000        310,895
                                                         --------------

TOTAL CORPORATE BONDS                                       16,164,647
                                                         --------------

FOREIGN BONDS (8.3%)
COMMERCIAL BANKS NON-U.S. (1.1%)
HBOS PLC, 5.38%, 11/1/13 (a) (b) (g)          2,000,000        995,048
                                                         --------------

DIVERSIFIED OPERATIONS (1.0%)
Hutchison Whampoa International,
   Ltd., 6.50%, 2/13/13 (b)                   1,000,000        871,142
                                                         --------------

INVESTMENT MANAGMENT/ADVISOR SERVICES
   (0.5%)
Invesco, Ltd., 5.38%, 2/27/13                   500,000        464,471
                                                         --------------

MULTI-LINE INSURANCE (0.6%)
AXA SA, 6.46%, 12/14/18 (a) (b) (g)           1,000,000        548,870
                                                         --------------

SOVEREIGN (4.0%)
Brazil, Federal Republic, Series F,
   10.00%, 1/1/10 (e)                   BRL   1,730,000        780,484
Mexico Government International Bond,
   6.75%, 9/27/34                            $1,000,000        830,000
Russia Government International Bond,
   8.25%, 3/31/10 (b)                           333,364        341,698
United Kingdom Gilt, 5.00%, 3/7/12      GBP     950,000      1,594,915
                                                         --------------
                                                             3,547,097
                                                         --------------

SPECIAL PURPOSE BANKS (1.1%)
Korea Development Bank, 3.88%,
   3/2/2009                                  $1,000,000        982,054
                                                         --------------

TOTAL FOREIGN BONDS                                          7,408,682
                                                         --------------

MORTGAGE-BACKED SECURITIES (7.7%)
CMBS OTHER (2.1%)
Citigroup/Deutsche Bank Commercial
   Mortgage Trust, Series 2007-CD5,
   Class A2, 5.66%, 11/15/44                  1,000,000        881,912
GS Mortgage Securities Corp. II,
   Series 2004-GG2, Class A3, 4.60%,
   8/10/38                                    1,000,000        981,960
                                                         --------------
                                                             1,863,872
                                                         --------------

WL COLLATERAL CMO OTHER (4.1%)
Bear Stearns Asset Backed Securities
   Trust, Series 2003-AC7, Class A2,
   5.25%, 1/25/34                               533,953        454,948


                                    Continued


                                           PRINCIPAL
                                             AMOUNT         VALUE
                                          ------------ --------------

MORTGAGE-BACKED SECURITIES, CONTINUED
WL COLLATERAL CMO OTHER, CONTINUED
Countrywide Home Loan Mortgage Pass
   Through Trust, Series 2003-48, Class
   2A3, 4.56%, 10/25/33 (a)                $1,153,019    $ 1,048,654
Countrywide Home Loan Mortgage Pass
   Through Trust, Series 2004-HYB5,
   Class 4A1, 5.00%, 4/20/35 (a)              330,562        262,495
Merrill Lynch Mortgage Investors,
   Inc., Series 2003-A1, Class 2A,
   4.82%, 12/25/32 (a)                         28,420         27,076
Wells Fargo Mortgage Backed
   Securities Trust, Series 2004-X,
   Class 1A5, 4.93%, 11/25/34 (a)           1,000,000        829,493
Wells Fargo Mortgage Backed
   Securities Trust, Series 2005-AR10,
   Class 2A14, 4.21%, 6/25/35 (a)           1,000,000        971,180
                                                        -------------
                                                           3,593,846
                                                        -------------

WL COLLATERAL CMO SEQUENTIAL (1.5%)
JP Morgan Mortgage Trust, Series
   2006-A3, Class 2A1, 5.62%, 5/25/36 (a)     775,794        671,487
JP Morgan Mortgage Trust, Series
   2007-A2, Class 4A1M, 5.79%, 4/25/37 (a)    795,286        629,928
                                                        -------------
                                                           1,301,415
                                                        -------------

TOTAL MORTGAGE-BACKED SECURITIES                           6,759,133
                                                        -------------

U.S. GOVERNMENT AGENCIES (5.8%)
FANNIE MAE (0.4%)
4.22%, 7/1/18 (a)                             379,642        377,633
                                                        -------------

FREDDIE MAC (3.0%)
4.83%, 1/1/37 (a) (f)                         951,052        954,946
5.00%, 9/15/25                                658,403        661,839
6.50%, 9/1/22 (f)                             825,110        846,158
7.23%, 10/1/32 (a)                            154,646        155,660
                                                        -------------
                                                           2,618,603
                                                        -------------

GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (2.4%)
4.89%, 7/16/34                              1,000,000        934,413
5.49%, 8/16/27 (a)                          1,150,000      1,160,809
                                                        -------------
                                                           2,095,222
                                                        -------------

TOTAL U.S. GOVERNMENT AGENCIES                             5,091,458
                                                        -------------

                                             SHARES
                                          ------------
COMMON STOCKS (6.9%)
BEVERAGES (0.4%)
Diageo PLC ADR                                  4,200        261,198
PepsiCo, Inc.                                   1,100         62,711
                                                        -------------
                                                             323,909
                                                        -------------


                                    Continued

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

-----------------------------------------------------------------------

                                               SHARES         VALUE
                                            ------------ --------------

COMMON STOCKS, CONTINUED
DIVERSIFIED TELECOMMUNICATION SERVICES
   (0.5%)
AT&T, Inc.                                       17,000      $ 455,090
                                                         --------------

ELECTRIC UTILITIES (0.9%)
Duke Energy Corp.                                14,900        244,062
Entergy Corp.                                     2,750        214,638
Southern Co.                                      8,700        298,758
                                                         --------------
                                                               757,458
                                                         --------------

FOOD PRODUCTS (0.3%)
Kraft Foods, Inc., Class A                        8,974        261,502
                                                         --------------

HEALTHCARE EQUIPMENT & SUPPLIES (0.5%)
Becton Dickinson & Co.                            6,900        478,860
                                                         --------------

HOUSEHOLD PRODUCTS (0.5%)
Kimberly-Clark Corp.                              7,000        429,030
                                                         --------------

INDUSTRIAL CONGLOMERATES (0.3%)
General Electric Co.                             13,388        261,200
                                                         --------------

MULTI-UTILITIES (0.4%)
Wisconsin Energy Corp.                            8,300        361,050
                                                         --------------

OIL & GAS (0.2%)
Spectra Energy Corp.                              7,500        144,975
                                                         --------------

REAL ESTATE INVESTMENT TRUSTS (1.6%)
Annaly Capital Management, Inc.                  28,000        389,200
HCP, Inc.                                         7,650        228,964
Kimco Realty Corp.                                8,550        193,059
Public Storage, A Shares                         12,000        282,000
Vornado Realty Trust                              2,800        197,540
Weingarten Realty Investors                       7,025        143,661
                                                         --------------
                                                             1,434,424
                                                         --------------

ROAD & RAIL (0.2%)
Canadian Pacific Railway, Ltd.                    5,000        225,000
                                                         --------------

TEXTILES APPAREL & LUXURY GOODS (0.2%)
VF Corp.                                          3,000        165,300
                                                         --------------

TOBACCO (0.9%)
Altria Group, Inc.                               12,850        246,591
Philip Morris International, Inc.                12,850        558,590
                                                         --------------
                                                               805,181
                                                         --------------

TOTAL COMMON STOCKS                                          6,102,979
                                                         --------------

INVESTMENT COMPANIES (6.0%)
American Income Fund, Inc. (c)                  135,400        839,480


                                    Continued


                                              SHARES         VALUE
                                          ------------  -------------

INVESTMENT COMPANIES, CONTINUED
BlackRock Income Opportunity Trust,
   Inc. (c)                                    47,500      $ 387,600
Eaton Vance Tax-Advantaged Dividend
   Income Fund                                 23,600        305,384
ING Prime Rate Trust                          160,400        607,916
MFS Government Markets Income Trust            51,484        340,824
Rivus Bond Fund                                77,000      1,026,410
State Street Navigator Securities
   Lending Portfolio (h)                      804,525        804,525
Templeton Global Income Fund                   61,374        449,258
Van Kampen Senior Income Trust                152,000        536,560
                                                        -------------
                                                           5,297,957
                                                        -------------

TOTAL INVESTMENT COMPANIES                                 5,297,957
                                                        -------------

PREFERRED STOCKS (42.7%)
AGRICULTURAL OPERATIONS (1.0%)
Archer Daniels Midland Co., 6.25%              30,000        861,000
                                                        -------------

CABLE TV (1.6%)
Comcast Corp., 7.00%                           20,000        405,200
Comcast Corp., Series B, 7.00%                 50,000      1,003,000
                                                        -------------
                                                           1,408,200
                                                        -------------

CELLULAR TELECOM (0.6%)
US Cellular Corp., 7.50%                           88          1,346
US Cellular Corp., 8.75%                       31,500        521,955
                                                        -------------
                                                             523,301
                                                        -------------

CLOSED-END FUNDS (1.2%)
Source Capital, Inc., 2.40%                    35,600      1,076,900
                                                        -------------

COMMERCIAL BANKS-EASTERN U.S. (0.9%)
HSBC USA, Inc., Series G, 4.63% (a)            60,000        825,000
                                                        -------------

COMMERCIAL BANKS NON-U.S. (1.5%)
Barclays Bank PLC, 8.13%                       36,000        580,320
Barclays Bank PLC, Series 2, 6.63%             46,900        767,753
                                                        -------------
                                                           1,348,073
                                                        -------------

COMMERCIAL BANKS-SOUTHERN U.S. (0.4%)
First Tennessee Bank NA, 5.37% (a) (b)          1,000        324,062
                                                        -------------

DIVERSIFIED FINANCIAL SERVICES (4.4%)
Citigroup Capital VII, 7.13%                  124,925      2,154,956
General Electric Capital Corp.,
   6.10%                                       19,000        410,400
General Electric Capital Corp.,
   6.63%                                       59,000      1,321,600
                                                        -------------
                                                           3,886,956
                                                        -------------


                                    Continued

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

-----------------------------------------------------------------------


                                               SHARES         VALUE
                                            ------------ --------------

PREFERRED STOCKS, CONTINUED
ELECTRIC-INTEGRATED (4.6%)
American Electric Power Co., Inc.,
   8.75%                                         16,000      $ 404,000
Constellation Energy Group, Inc.,
   Series A, 8.63%                               23,000        519,570
Entergy Arkansas, Inc., 6.00%                    70,600      1,668,278
Entergy Mississippi, Inc., 6.00%                 29,300        682,397
Xcel Energy, Inc., 7.60%                         33,000        786,720
                                                         --------------
                                                             4,060,965
                                                         --------------

FINANCE-CONSUMER LOANS (0.8%)
HSBC Finance Corp., 6.88%                        32,800        690,768
                                                         --------------

FINANCE-CREDIT CARD (0.9%)
MBNA Capital D, Series D, 8.13%                  37,800        793,800
                                                         --------------

FINANCE-INVESTMENT BANKER/BROKER
   (2.7%)
Bear Stearns Capital Trust III,
   7.80%                                         26,100        560,367
Credit Suisse Guernsey, Ltd., 7.90%              16,000        306,240
Goldman Sachs Group, Inc. (The),
   Series A, 3.75% (a)                           40,000        456,000
Lehman Brothers Holdings, Inc.,
   Series G, 0.00% (i)                           19,900             32
Lehman Brothers Holdings, Inc.,
   Series J, 7.95% (i)                           26,000            156
Merrill Lynch & Co., Inc., Series
   G, 3.56% (a)                                  80,000        720,000
Merrill Lynch Preferred Capital
   Trust III, 7.00%                               9,800        163,366
Morgan Stanley Capital Trust VIII,
   6.45%                                         10,800        152,280
                                                         --------------
                                                             2,358,441
                                                         --------------

FINANCIAL GUARANTEE INSURANCE (0.6%)
Financial Security Assurance
   Holdings, Ltd., 6.25%                        100,350        566,978
                                                         --------------

INVESTMENT MANAGMENT/ADVISOR SERVICES
   (0.7%)
Deutsche Bank Contingent Capital
   Trust III, 7.60%                              36,000        619,200
                                                         --------------

LIFE/HEALTH INSURANCE (0.3%)
AAG Holding Co., Inc., 7.25%                     20,000        304,800
                                                         --------------

MISCELLANEOUS (0.4%)
Duke Realty Corp., Series L, 6.60%               30,000        330,000
                                                         --------------

MULTI-LINE INSURANCE (2.6%)
Aegon NV, Series 1, 4.00% (a)                    51,900        422,466
ING Groep NV, 7.20%                              41,200        565,264
ING Groep NV, 8.50%                              20,000        344,600

                                    Continued


                                              SHARES         VALUE
                                          ------------  -------------

PREFERRED STOCKS, CONTINUED
MULTI-LINE INSURANCE, CONTINUED
MetLife, Inc., Series A, 4.00% (a)             40,000      $ 440,000
MetLife, Inc., Series B, 6.50%                 30,000        492,600
                                                        -------------
                                                           2,264,930
                                                        -------------

REAL ESTATE (1.5%)
Public Storage, Series L, 6.75%                30,000        525,300
Realty Income Corp., Series E, 6.75%           50,000        835,000
                                                        -------------
                                                           1,360,300
                                                        -------------

REAL ESTATE INVESTMENT TRUSTS (6.0%)
CBL & Associates Properties, Inc.,
   Series D, 7.38%                             20,500        200,695
Duke Realty Corp., Series M, 6.95%             10,000        131,500
Harris Preferred Capital Corp.,
   Series A, 7.38%                             31,800        516,750
HRPT Properties Trust, Series B,
   8.75%                                       13,358        166,975
Huntington Preferred Capital, Inc.,
   7.88%                                       15,507        294,633
Kimco Realty Corp., Series F, 6.65%            39,994        699,895
Kimco Realty Corp., Series G, 7.75%            40,000        689,600
Public Storage, Series M, 6.63%                40,000        692,000
Public Storage, Series N, 7.00%                40,000        736,000
Wachovia Preferred Funding Corp.,
   Series A, 7.25%                             69,500      1,153,700
                                                        -------------
                                                           5,281,748
                                                        -------------

S&L/THRIFTS-SOUTHERN U.S. (0.4%)
BBC Capital Trust II, 8.50%                    31,000        372,000
                                                        -------------


SOVEREIGN AGENCY (0.8%)
Fannie Mae, 7.63% (i)                          40,000         50,000
Fannie Mae, 8.25% (a) (i)                     160,000        336,000
Fannie Mae, 8.25% (i)                          40,000         77,600
Freddie Mac, 8.38% (a) (i)                     90,000        139,500
Freddie Mac, 5.00% (i)                         20,000         40,000
Freddie Mac, 5.10% (i)                         10,000         17,100
Freddie Mac, 5.70% (i)                         25,500         46,538
                                                        -------------
                                                             706,738
                                                        -------------

SPECIAL PURPOSE ENTITY (1.4%)
Corporate-Backed Trust
   Certificates, Series AIG, 6.13%             60,000        240,000
Corporate-Backed Trust
   Certificates, Series HSBC, 6.25%            33,500        585,915
CORTS Trust for Sherwin-Williams,
   Series III, 7.25%                           17,600        369,600
                                                        -------------
                                                           1,195,515
                                                        -------------


                                    Continued

STRATEGIC INCOME
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

-----------------------------------------------------------------------


                                               SHARES         VALUE
                                            ------------ --------------

PREFERRED STOCKS, CONTINUED
SUPER-REGIONAL BANKS-U.S. (6.1%)
BAC Capital Trust I, 7.00%                       24,500      $ 502,005
                                                         --------------
BAC Capital Trust III, 7.00%                     48,600        996,300
Bank of America Corp., 8.20%                     20,000        460,000
US Bancorp, Series B, 5.35% (a)                  20,000        270,600
US Bancorp, Series D, 7.88% (c)                  36,000        907,200
USB Capital XII, 6.30%                           40,000        800,000
Wells Fargo Capital XII, 7.88%                   58,000      1,435,500
                                                         --------------
                                                             5,371,605
                                                         --------------

TELEPHONE-INTEGRATED (0.8%)
Telephone and Data Systems, Inc.,
   Series A, 7.60%                               48,711        737,972
                                                         --------------

TELEVISION (0.5%)
CBS Corp., 7.25%                                 26,000        421,980
                                                         --------------

TOTAL PREFERRED STOCKS                                      37,691,232
                                                         --------------

INVESTMENTS IN AFFILIATES (0.3%)
Fifth Third Institutional Money
   Market Fund (d)                              262,246        262,246
                                                         --------------

TOTAL INVESTMENTS IN AFFILIATES                                262,246
                                                         --------------

TOTAL INVESTMENTS (COST $127,547,295) - 98.9%               87,270,524

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%                   983,937
                                                         --------------

NET ASSETS - 100.0%                                       $ 88,254,461
                                                         ==============


NOTES TO SCHEDULE OF INVESTMENTS

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2008.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  All or part of this security was on loan.

(d)  Investment is in Institutional Shares of underlying fund.

(e) The Fund's securities were fair valued at October 31, 2008 using procedures approved by the Board of Trustees.

(f) All or part of this security has been designated as collateral for futures contracts and currency forward contracts.

(g) Perpetual Maturity. Callable any time after first call date. Maturity date is next call date.

(h) Represents investments of cash collateral received in connection with securities lending.

(i)  Defaulted security.


                                    Continued



The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
ADR - American Depositary Receipt
BRL - Brazilian Real
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
CORTS - Corporate-Backed Trust Security
GBP - Great British Pound
WL - Whole Loan


       See notes to schedules of investments.

LIFEMODEL AGGRESSIVE(SM)
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

-------------------------------------------------------------------


                                          SHARES         VALUE
                                       ------------- --------------

INVESTMENTS IN AFFILIATES (a) (99.9%)
Fifth Third All Cap Value Fund              848,876   $ 10,992,940
Fifth Third Disciplined Large Cap
   Value Fund                             1,693,301     14,596,256
Fifth Third High Yield Bond Fund             83,474        589,324
Fifth Third Institutional Money
   Market Fund                              918,999        918,999
Fifth Third International Equity
   Fund                                   2,846,132     22,313,672
Fifth Third Mid Cap Growth Fund*          1,255,945     10,122,917
Fifth Third Quality Growth Fund           1,162,816     14,430,553
Fifth Third Short Term Bond Fund            402,437      3,646,082
Fifth Third Small Cap Growth Fund*          956,504      5,356,421
Fifth Third Small Cap Value Fund            441,842      5,805,804
Fifth Third Structured Large Cap
   Plus Fund                              1,694,708     19,031,574
Fifth Third Total Return Bond Fund        1,153,645      9,736,763
                                                     --------------

TOTAL INVESTMENTS IN AFFILIATES                        117,541,305
                                                     --------------

TOTAL INVESTMENTS (COST $155,118,730) - 99.9%          117,541,305

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%               176,992
                                                     --------------

NET ASSETS - 100.0%                                  $ 117,718,297
                                                     ==============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.


See notes to schedules of investments.

LIFEMODEL MODERATELY AGGRESSIVE(SM)
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------


                                          SHARES         VALUE
                                       ------------- ---------------

INVESTMENTS IN AFFILIATES (a) (100.2%)
Fifth Third All Cap Value Fund            1,115,254    $ 14,442,541
Fifth Third Disciplined Large Cap
   Value Fund                             2,254,701      19,435,524
Fifth Third High Yield Bond Fund            457,058       3,226,832
Fifth Third Institutional Money
   Market Fund                            2,052,433       2,052,433
Fifth Third International Equity
   Fund                                   3,822,091      29,965,190
Fifth Third Mid Cap Growth Fund*          1,657,837      13,362,168
Fifth Third Quality Growth Fund           1,560,400      19,364,560
Fifth Third Short Term Bond Fund          2,037,715      18,461,695
Fifth Third Small Cap Growth Fund*        1,263,159       7,073,689
Fifth Third Small Cap Value Fund            589,796       7,749,914
Fifth Third Structured Large Cap
   Plus Fund                              2,347,318      26,360,383
Fifth Third Total Return Bond Fund        6,076,532      51,285,929
                                                     ---------------

TOTAL INVESTMENTS IN AFFILIATES                         212,780,858
                                                     ---------------

TOTAL INVESTMENTS (COST $265,702,412) - 100.2%          212,780,858

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%             (320,189)
                                                     ---------------

NET ASSETS - 100.0%                                   $ 212,460,669
                                                     ===============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.


              See notes to schedules of investments.

LIFEMODEL MODERATE(SM)
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------


                                          SHARES         VALUE
                                       ------------- ---------------

INVESTMENTS IN AFFILIATES(a) (100.0%)
Fifth Third All Cap Value Fund            1,251,232    $ 16,203,458
Fifth Third Disciplined Large Cap
   Value Fund                             2,444,466      21,071,300
Fifth Third High Yield Bond Fund          1,137,447       8,030,374
Fifth Third Institutional Money
   Market Fund                            3,271,105       3,271,105
Fifth Third International Equity
   Fund                                   4,032,761      31,616,844
Fifth Third Mid Cap Growth Fund *         1,841,129      14,839,498
Fifth Third Quality Growth Fund           1,652,887      20,512,332
Fifth Third Short Term Bond Fund          5,387,818      48,813,634
Fifth Third Small Cap Growth Fund *       1,302,449       7,293,713
Fifth Third Small Cap Value Fund            648,306       8,518,747
Fifth Third Structured Large Cap
   Plus Fund                              2,278,165      25,583,790
Fifth Third Total Return Bond Fund       15,400,552     129,980,656
                                                     ---------------

TOTAL INVESTMENTS IN AFFILIATES                         335,735,451
                                                     ---------------

TOTAL INVESTMENTS (COST $415,289,573) - 100.0%          335,735,451

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%               (153,370)
                                                     ---------------

NET ASSETS - 100.0%                                   $ 335,582,081
                                                     ===============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.


              See notes to schedules of investments.

LIFEMODEL MODERATELY CONSERVATIVE(SM)
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

-------------------------------------------------------------------


                                         SHARES         VALUE
                                      ------------- ---------------

INVESTMENTS IN AFFILIATES(a) (100.1%)
Fifth Third All Cap Value Fund             193,791     $ 2,509,590
Fifth Third Disciplined Large Cap
   Value Fund                              293,372       2,528,869
Fifth Third High Yield Bond Fund           277,459       1,958,859
Fifth Third Institutional Money
   Market Fund                             476,927         476,927
Fifth Third International Equity
   Fund                                    566,740       4,443,241
Fifth Third Mid Cap Growth Fund *          343,140       2,765,711
Fifth Third Quality Growth Fund            215,064       2,668,938
Fifth Third Short Term Bond Fund         1,131,216      10,248,816
Fifth Third Small Cap Growth Fund *        260,313       1,457,754
Fifth Third Small Cap Value Fund           126,589       1,663,376
Fifth Third Structured Large Cap
   Plus Fund                               451,659       5,072,136
Fifth Third Total Return Bond Fund       3,554,073      29,996,377
                                                    ---------------

TOTAL INVESTMENTS IN AFFILIATES                         65,790,594
                                                    ---------------

TOTAL INVESTMENTS (COST $78,057,114) - 100.1%           65,790,594

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%             (81,873)
                                                    ---------------

NET ASSETS - 100.0%                                   $ 65,708,721
                                                    ===============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.


              See notes to schedules of investments.

LIFEMODEL CONSERVATIVE(SM)
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

------------------------------------------------------------------


                                        SHARES          VALUE
                                     -------------  --------------

INVESTMENTS IN AFFILIATES (a) (100.0%)
Fifth Third All Cap Value Fund             59,643       $ 772,376
Fifth Third Disciplined Large Cap
   Value Fund                              92,868         800,519
Fifth Third High Yield Bond Fund          224,349       1,583,902
Fifth Third Institutional Money
   Market Fund                            446,081         446,081
Fifth Third International Equity
   Fund                                   179,108       1,404,207
Fifth Third Mid Cap Growth Fund*           85,633         690,199
Fifth Third Quality Growth Fund            62,069         770,277
Fifth Third Short Term Bond Fund        1,001,378       9,072,488
Fifth Third Small Cap Growth Fund*         65,210         365,175
Fifth Third Small Cap Value Fund           32,391         425,616
Fifth Third Structured Large Cap
   Plus Fund                              143,358       1,609,916
Fifth Third Total Return Bond Fund      3,009,956      25,404,031
                                                    --------------

TOTAL INVESTMENTS IN AFFILIATES                        43,344,787
                                                    --------------

TOTAL INVESTMENTS (COST $51,436,294) - 100.0%          43,344,787

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%              (20,840)
                                                    --------------

NET ASSETS - 100.0%                                  $ 43,323,947
                                                    ==============



NOTES TO SCHEDULE OF INVESTMENTS

*    Non-income producing security.

(a)  Investment is in Institutional Shares of underlying fund.


             See notes to schedules of investments.

HIGH YIELD BOND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

----------------------------------------------------------------

                                       PRINCIPAL
                                          AMOUNT       VALUE
                                       ----------- -------------

CORPORATE BONDS (84.2%)
AEROSPACE (1.3%)
BE Aerospace, Inc., 8.50%, 7/1/18,
   (Callable 7/1/13 @ 104.25)            $246,000     $ 211,560
Moog, Inc., 7.25%, 6/15/18, (Callable
   6/15/13 @ 103.625) (b)                 324,000       259,200
                                                   -------------
                                                        470,760
                                                   -------------

AUTOMOTIVE & AUTO PARTS (7.3%)
American Axle & Manufacturing, Inc.,
   7.88%, 3/1/17, (Callable
   3/1/12 @ 103.938)                      708,000       219,480
Asbury Automotive Group, Inc., 7.63%,
   3/15/17, (Callable 3/15/12 @ 103.813)   18,000         7,920
Asbury Automotive Group, Inc., 8.00%,
   3/15/14, (Callable 3/15/09 @ 104)      750,000       375,000
AutoNation, Inc., 7.00%, 4/15/14,
   (Callable 4/15/09 @ 105.25)            112,000        72,800
Ford Motor Credit Co. LLC, 7.88%,
   6/15/10                                875,000       587,898
Ford Motor Credit Co. LLC, 8.00%,
   12/15/16                               601,000       329,151
GMAC LLC, 6.63%, 5/15/12                  750,000       415,667
GMAC LLC, 6.88%, 9/15/11                  750,000       439,237
Penske Auto Group, Inc., 7.75%,
   12/15/16, (Callable 12/15/11
   @ 103.875)                             548,000       261,670
                                                   -------------
                                                      2,708,823
                                                   -------------

BROADCASTING (2.7%)
Clear Channel Communications, Inc.,
   4.25%, 5/15/09                         642,000       561,750
Fisher Communications, Inc., 8.63%,
   9/15/14, (Callable 9/15/09 @ 104.3125) 504,000       452,340
                                                   -------------
                                                      1,014,090
                                                   -------------

BUILDING MATERIALS (3.0%)
Gibraltar Industries, Inc., Series B,
   8.00%, 12/1/15, (Callable
   12/1/10 @ 104)                         750,000       502,500
US Concrete, Inc., 8.38%, 4/1/14,
   (Callable 4/1/09 @ 104.188)          1,000,000       625,000
                                                   -------------
                                                      1,127,500
                                                   -------------

CABLE/SATELLITE TV (2.9%)
Direct Holdings LLC, 7.63%, 5/15/16,
   (Callable 5/15/12 @ 103.813) (b)       742,000       623,280
GCI, Inc., 7.25%, 2/15/14, (Callable
   2/15/09 @ 103.625)                     582,000       465,600
                                                   -------------
                                                      1,088,880
                                                   -------------

CAPITAL GOODS (2.1%)
Belden, Inc., 7.00%, 3/15/17,
   (Callable 3/15/12 @ 103.5)             110,000        84,150

                                    Continued


                                         PRINCIPAL
                                          AMOUNT       VALUE
                                       ----------- -------------

CORPORATE BONDS, CONTINUED
CAPITAL GOODS, CONTINUED
General Cable Corp., 7.13%, 4/1/17,
   (Callable 4/1/12 @ 103.563)            $ 18,000      $ 11,520
Mueller Water Products, Inc., 7.38%,
   6/1/17, (Callable 6/1/12 @ 103.688)   1,060,000       694,300
                                                    -------------
                                                         789,970
                                                    -------------

CHEMICALS (1.6%)
PolyOne Corp., 8.88%, 5/1/12               750,000       588,750
                                                    -------------

CONSUMER PRODUCTS (5.2%)
Jarden Corp., 7.50%, 5/1/17,
   (Callable 5/1/12 @ 103.75)            1,098,000       818,010
Sealy Mattress Co., 8.25%, 6/15/14,
   (Callable 6/15/09 @ 104.125)            630,000       355,950
Visant Holding Corp., 8.75%, 12/1/13,
   (Callable 12/1/08 @ 106.563)          1,077,000       743,130
                                                    -------------
                                                       1,917,090
                                                    -------------

CONTAINERS (1.4%)
Solo Cup Co., 8.50%, 2/15/14,
   (Callable 2/15/09 @ 104.25)             750,000       502,500
                                                    -------------

ENERGY (7.3%)
Basic Energy Services, Inc., 7.13%,
   4/15/16, (Callable 4/15/11 @ 103.563)   750,000       495,000
Berry Petroleum Co., 8.25%, 11/1/16,
   (Callable 11/1/11 @ 104.125)            854,000       563,640
Chesapeake Energy Corp., 6.50%,
   8/15/17                                 149,000       109,701
Dresser-Rand Group, Inc., 7.38%,
   11/1/14, (Callable 11/1/09 @ 103.688)   350,000       280,000
Forest Oil Corp., 7.25%, 6/15/19,
   (Callable 6/15/12 @ 103.625)             12,000         8,160
Helix Energy Solutions Group, Inc.,
   9.50%, 1/15/16, (Callable
   1/15/12 @ 104.75) (b)                   255,000       163,200
Hilcorp Energy I L.P./Hilcorp Finance
   Co., 7.75%, 11/1/15, (Callable
   11/1/10 @ 103.875) (b)                  409,000       290,390
Hilcorp Energy I L.P./Hilcorp Finance
   Co., 9.00%, 6/1/16, (Callable
   6/1/11 @ 104.5) (b)                      87,000        63,510
United Refining Co., Series 2,
   10.50%, 8/15/12, (Callable
   12/8/08 @ 105.25)                     1,022,000       720,510
                                                    -------------
                                                       2,694,111
                                                    -------------

FINANCIAL SERVICES (0.3%)
Nuveen Investments, Inc., 10.50%,
   11/15/15, (Callable 11/15/11
   @ 105.25) (b)                           412,000       111,240
                                                    -------------


                                    Continued

HIGH YIELD BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

----------------------------------------------------------------

                                        PRINCIPAL
                                          AMOUNT       VALUE
                                       ----------- -------------

CORPORATE BONDS, CONTINUED
HEALTHCARE (7.8%)
Advanced Medical Optics, Inc., 7.50%,
   5/1/17, (Callable 5/1/12 @ 103.75)    $742,000     $ 489,720
Axcan Intermediate Holdings, Inc.,
   9.25%, 3/1/15, (Callable
   3/1/11 @ 106.9375) (b)                 500,000       425,000
Community Health Systems, Inc.,
   8.88%, 7/15/15, (Callable
   7/15/11 @ 104.438)                     258,000       216,075
HCA, Inc., 5.75%, 3/15/14                 369,000       217,710
HCA, Inc., 6.50%, 2/15/16                  31,000        18,213
HCA, Inc., 9.63%, 11/15/16, (Callable
   11/15/11 @ 104.813) (d)                357,000       287,385
IASIS Healthcare LLC/IASIS Capital
   Corp., 8.75%, 6/15/14, (Callable
   6/15/09 @ 104.375)                     371,000       293,090
Invacare Corp., 9.75%, 2/15/15,
   (Callable 2/15/11 @ 104.875)           637,000       573,300
Stewart Enterprises, Inc., 6.25%,
   2/15/13, (Callable 2/15/09 @ 103.125)  250,000       205,625
Universal Hospital Services, Inc.,
   6.30%, 6/1/15, (Callable
   6/1/09 @ 102) (a)                      275,000       187,000
                                                   -------------
                                                      2,913,118
                                                   -------------

HOMEBUILDERS/REAL ESTATE (3.5%)
Beazer Homes USA, Inc., 6.88%,
   7/15/15, (Callable 7/15/10 @ 103.438)  750,000       288,750
KB Home, 7.25%, 6/15/18                   750,000       495,000
M/I Homes, Inc., 6.88%, 4/1/12            850,000       510,000
                                                   -------------
                                                      1,293,750
                                                   -------------

MEDIA (1.8%)
Lamar Media Corp., 6.63%, 8/15/15,
   (Callable 8/15/10 @ 103.313)            70,000        51,450
Lamar Media Corp., 7.25%, 1/1/13,
   (Callable 12/8/08 @ 103.625)           311,000       244,135
Lamar Media Corp., Series B, 6.63%,
   8/15/15, (Callable 8/15/10 @ 103.313)  209,000       153,615
WMG Acquisition Corp., 7.38%,
   4/15/14, (Callable 4/15/09 @ 103.688)  362,000       224,440
                                                   -------------
                                                        673,640
                                                   -------------

PAPER (2.7%)
Buckeye Technologies, Inc., 8.50%,
   10/1/13, (Callable 12/8/08 @ 104.25)   750,000       656,250
International Paper Co., 7.95%,
   6/15/18                                432,000       349,879
                                                   -------------
                                                      1,006,129
                                                   -------------

PUBLISHING/PRINTING (3.2%)
Cenveo Corp., 7.88%, 12/1/13,
   (Callable 12/1/08 @ 103.938)         1,112,000       728,360

                                    Continued


                                          PRINCIPAL
                                            AMOUNT       VALUE
                                        ----------- -------------

CORPORATE BONDS, CONTINUED
PUBLISHING/PRINTING, CONTINUED
Dex Media, Inc., 8.00%, 11/15/13,
   (Callable 12/8/08 @ 104)               $184,000      $ 40,480
Dex Media West LLC, Series B, 9.88%,
   8/15/13, (Callable 12/8/08 @ 104.938)   195,000        73,125
RH Donnelley Corp., 8.88%, 10/15/17,
   (Callable 10/15/12 @ 104.438)           231,000        49,665
Valassis Communications, Inc., 8.25%,
   3/1/15, (Callable 3/1/11 @ 104.125)     521,000       281,340
                                                    -------------
                                                       1,172,970
                                                    -------------

RETAIL (1.7%)
Ace Hardware Corp., 9.13%, 6/1/16,
   (Callable 6/1/12 @ 104.563) (b)         864,000       648,000
                                                    -------------

SERVICES (2.3%)
ARAMARK Corp., 8.50%, 2/1/15,
   (Callable 2/1/11 @ 104.25)               17,000        14,535
Ashtead Capital, Inc., 9.00%, 8/15/16,
   (Callable 8/15/11 @ 104.5) (b)          480,000       302,400
Expedia, Inc., 8.50%, 7/1/16,
   (Callable 7/1/12 @ 104.25) (b)          311,000       230,140
United Rentals North America, Inc.,
   7.75%, 11/15/13, (Callable
   12/8/08 @ 103.875)                      503,000       309,345
                                                    -------------
                                                         856,420
                                                    -------------

STEEL (1.8%)
Ryerson, Inc., 12.00%, 11/1/15,
   (Callable 11/1/11 @ 106) (b)             58,000        39,440
Steel Dynamics, Inc., 6.75%, 4/1/15,
   (Callable 4/1/11 @ 103.375)             221,000       144,755
Steel Dynamics, Inc., 7.38%, 11/1/12       314,000       233,537
Tube City IMS Corp., 9.75%, 2/1/15,
   (Callable 2/1/11 @ 104.875)             405,000       234,900
                                                    -------------
                                                         652,632
                                                    -------------

TECHNOLOGY (3.5%)
First Data Corp., 9.88%, 9/24/15 (b)        87,000        55,680
First Data Corp., 9.88%, 9/24/15           756,000       483,840
IKON Office Solutions, Inc., 7.75%,
   9/15/15, (Callable 9/15/10 @ 103.875)   123,000       136,530
Sungard Data Systems, Inc., 9.13%,
   8/15/13, (Callable 8/15/09 @ 104.563)   750,000       622,500
                                                    -------------
                                                       1,298,550
                                                    -------------

TELECOMMUNICATIONS (9.2%)
Centennial Communications Corp.,
   10.13%, 6/15/13, (Callable
   12/8/08 @ 105.063)                      867,000       767,295
Cincinnati Bell, Inc., 8.38%,
   1/15/14,
   (Callable 1/15/09 @ 104.1885)         1,011,000       730,448
Cricket Communications, Inc., 9.38%,
   11/1/14, (Callable 11/1/10 @ 104.6875)  360,000       292,500


                                    Continued

HIGH YIELD BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

----------------------------------------------------------------

                                        PRINCIPAL
                                          AMOUNT       VALUE
                                       ----------- -------------

CORPORATE BONDS, CONTINUED
TELECOMMUNICATIONS, CONTINUED
Cricket Communications, Inc., 10.00%,
   7/15/15, (Callable 7/15/12 @ 105) (b) $360,000     $ 303,300
Frontier Communications Corp., 6.25%,
   1/15/13                                272,000       225,080
Nextel Communications, Inc., Series
   E, 6.88%, 10/31/13, (Callable
   12/8/08 @ 103.438)                     277,000       157,890
Qwest Corp., 7.88%, 9/1/11                500,000       433,750
Sprint Capital Corp., 8.75%, 3/15/32      277,000       181,435
Windstream Corp., 8.13%, 8/1/13           181,000       148,872
Windstream Corp., 8.63%, 8/1/16,
   (Callable 8/1/11 @ 104.313)            258,000       194,790
                                                   -------------
                                                      3,435,360
                                                   -------------

TRANSPORTATION EX AIR/RAIL (0.7%)
Overseas Shipholding Group, Inc.,
   8.75%, 12/1/13                         280,000       246,400
                                                   -------------

UTILITIES (10.9%)
AES Corp. (The), 8.00%, 10/15/17          201,000       154,770
Atlas Pipeline Partners L.P., 8.75%,
   6/15/18, (Callable 6/15/13
   @ 104.375) (b)                         328,000       221,400
Copano Energy LLC, 8.13%, 3/1/16,
   (Callable 3/1/11 @ 104.0625)           190,000       139,650
Dynegy Holdings, Inc., 7.75%, 6/1/19      647,000       433,490
Edison Mission Energy, 7.00%, 5/15/17     251,000       198,604
Edison Mission Energy, 7.50%, 6/15/13     165,000       139,013
Holly Energy Partners L.P., 6.25%,
   3/1/15, (Callable 3/1/10 @ 103.125)    500,000       340,000
MarkWest Energy Partners L.P. /
   MarkWest Energy Finance Corp., Series
   B, 8.75%, 4/15/18, (Callable
   4/15/13 @ 104.375)                      83,000        59,760
Orion Power Holdings, Inc., 12.00%,
   5/1/10                                 510,000       492,150
PNM Resources, Inc., 9.25%, 5/15/15       430,000       352,600
Reliant Energy, Inc., 7.63%, 6/15/14       85,000        65,450
Sabine Pass Liquified Natural Gas
   L.P., 7.25%, 11/30/13                  734,000       521,140
Targa Resources Partners L.P., 8.25%,
   7/1/16,
   (Callable 7/1/12 @ 104.125) (b)        903,000       559,860
TEPPCO Partners L.P., 7.00%, 6/1/67,
   (Callable 6/1/17 @ 100) (a)            550,000       378,645
                                                   -------------
                                                      4,056,532
                                                   -------------

TOTAL CORPORATE BONDS                                31,267,215
                                                   -------------

FOREIGN BONDS (13.0%)
CABLE/SATELLITE TV (0.9%)
Videotron Ltee, 9.13%, 4/15/18,
   (Callable 4/15/13 @ 104.563) (b)       300,000       266,250


                                    Continued


                                        PRINCIPAL
                                          AMOUNT       VALUE
                                       ----------- -------------

FOREIGN BONDS, CONTINUED
CABLE/SATELLITE TV, CONTINUED
Virgin Media Finance PLC, 8.75%,
   4/15/14, (Callable 4/15/09 @ 104.375)  $ 72,000      $ 50,400
                                                    -------------
                                                         316,650
                                                    -------------

CHEMICALS (1.2%)
LyondellBasell Industries AF SCA,
   8.38%, 8/15/15, (Callable
   8/15/10 @ 104.188) (b)                1,308,000       457,800
                                                    -------------

ENERGY (1.2%)
Connacher Oil and Gas, Ltd., 10.25%,
   12/15/15, (Callable
   12/15/11 @ 105.125) (b)                 615,000       430,500
                                                    -------------

MEDIA (2.1%)
Quebecor Media, Inc., 7.75%, 3/15/16,
   (Callable 3/15/11 @ 103.875)          1,111,000       769,368
                                                    -------------

METALS/MINING (2.0%)
Novelis, Inc., 7.25%, 2/15/15,
   (Callable 2/15/10 @ 103.625)          1,100,000       737,000
                                                    -------------

TECHNOLOGY (1.6%)
NXP BV/NXP Funding LLC, 7.88%,
   10/15/14, (Callable 10/15/10
   @ 103.938)                              160,000        79,200
NXP BV/NXP Funding LLC, 9.50%,
   10/15/15, (Callable 10/15/11 @ 104.75)  391,000       131,962
Sensata Technologies BV, 8.00%,
   5/1/14, (Callable 5/1/10 @ 104)         714,000       392,700
                                                    -------------
                                                         603,862
                                                    -------------

TRANSPORTATION EX AIR/RAIL (2.3%)
Stena AB, 7.00%, 12/1/16, (Callable
   12/1/09 @ 103.5)                        250,000       212,500
Stena AB, 7.50%, 11/1/13, (Callable
   11/1/09 @ 102.5)                        750,000       660,000
                                                    -------------
                                                         872,500
                                                    -------------

UTILITIES (1.7%)
Intergen NV, 9.00%, 6/30/17,
   (Callable 6/30/12 @ 104.5) (b)          800,000       640,000
                                                    -------------

TOTAL FOREIGN BONDS                                    4,827,680
                                                    -------------


                                    Continued

HIGH YIELD BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

----------------------------------------------------------------


                                           SHARES       VALUE
                                       ----------- -------------

INVESTMENTS IN AFFILIATES (0.0%)
Fifth Third Institutional Money
   Market Fund (c)                             16       $ 1,583
                                                   -------------

TOTAL INVESTMENTS IN AFFILIATES                           1,583
                                                   -------------

TOTAL INVESTMENTS (COST $51,282,131) - 97.2%         36,096,478

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.8%          1,045,520
                                                   -------------

NET ASSETS - 100.0%                                 $37,141,998
                                                   =============



NOTES TO SCHEDULE OF INVESTMENTS

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2008.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c) Investment is in Institutional Shares of underlying fund. (d) PIK (payment-in-kind) security. Bond that pays interest in the form of additional bonds.


                     See notes to schedules of investments.

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

----------------------------------------------------------------------

                                           PRINCIPAL
                                             AMOUNT          VALUE
                                          -----------   --------------

ASSET-BACKED SECURITIES (8.3%)
AUTOMOBILE ABS OTHER (1.1%)
Harley-Davidson Motorcycle Trust,
   Series 2004-2, Class B, 2.96%, 2/15/12   $ 61,267         $ 56,771
Hyundai Auto Receivables Trust,
   Series 2006-B, Class C, 5.25%,
   5/15/13 (f)                             2,665,000        2,450,346
Susquehanna Auto Lease Trust, Series
   2007-1, Class B, 5.31%, 7/14/10 (b)     1,000,000          949,796
Truck Retail Installment Paper Corp.,
   Series 2005-1A, Class A, 4.83%,
   12/15/16 (a) (b) (f)                    1,950,000        1,841,751
                                                        --------------
                                                            5,298,664
                                                        --------------

AUTOMOBILES SEQUENTIAL (1.1%)
Hertz Vehicle Financing LLC, Series
   2005-2A, Class A6, 5.08%, 11/25/11 (b)  3,000,000        2,775,049
Long Beach Auto Receivables Trust,
   Series 2007-A, Class A3, 4.97%,
   10/15/11                                1,200,000        1,174,450
Prestige Auto Receivables Trust,
   Series 2006-1A, Class A2, 5.25%,
   6/17/13 (b)                             1,268,519        1,254,479
                                                        --------------
                                                            5,203,978
                                                        --------------

HOME EQUITY OTHER (1.7%)
Flagstar Home Equity Loan Trust,
   Series 2007-1A, Class AF2, 5.77%,
   1/25/35 (b)                             1,915,000        1,734,415
GMAC Mortgage Corp. Loan Trust,
   Series 2004-HE5, Class A4, 4.34%,
   9/25/34 (a)                               748,788          731,025
New Century Home Equity Loan Trust,
   Series 2005-A, Class A5W, 5.29%,
   8/25/35                                 4,000,000        3,170,006
Renaissance Home Equity Loan Trust,
   Series 2005-2, Class AF4, 4.93%,
   8/25/35                                 2,620,000        2,409,202
                                                        --------------
                                                            8,044,648
                                                        --------------

HOME EQUITY SEQUENTIAL (0.3%)
Irwin Home Equity Corp., Series
   2006-3, Class 2A2, 5.83%, 9/25/37 (b)   1,225,000          812,327
Residential Funding Mortgage
   Securities II, Inc., Series 2006-HI3,
   Class A4, 6.31%, 2/25/36 (i)            1,500,000          829,555
                                                        --------------
                                                            1,641,882
                                                        --------------

MANUFACTURED HOUSING ABS OTHER (0.2%)
Mid-State Trust, Series 2005-1, Class
   M2, 7.08%, 1/15/40                      1,182,291          926,222
                                                        --------------


                                    Continued

                                           PRINCIPAL
                                             AMOUNT       VALUE
                                         ----------- -------------

ASSET-BACKED SECURITIES, CONTINUED
MANUFACTURED HOUSING SEQUENTIAL (0.5%)
Vanderbilt Acquisition Loan Trust,
   Series 2002-1, Class A4, 6.57%,
   5/7/27 (a)                             $2,840,000    $2,612,729
                                                      -------------

OTHER ABS (3.4%)
Aerco, Ltd., Series 2A, Class A3,
   5.05%, 7/15/25 (a) (b) (d) (f)          1,802,957     1,424,336
Credit-Based Asset Servicing and
   Securitization LLC, Series 2006-CB1,
   Class AF4, 5.44%, 1/25/36               6,375,000     4,936,641
First Franklin Mortgage Loan Asset
   Backed Certificates, Series
   2004-FF11, Class 1A2, 3.61%,
   1/25/35 (a)                                51,824        40,782
First Franklin Mortgage Loan Asset
   Backed Certificates, Series 2005-FFA,
   Class M3, 5.52%, 3/25/25                  600,000        89,880
Marlin Leasing Receivables LLC,
   Series 2005-1A, Class A4, 4.75%,
   8/15/12 (b)                             1,065,258     1,064,069
Popular ABS Mortgage Pass-Through
   Trust, Series 2005-4, Class AF3,
   4.98%, 9/25/35 (a)                        628,700       625,362
Renaissance Home Equity Loan Trust,
   Series 2006-1, Class AF4, 3.35%,
   5/25/36                                 1,645,000     1,378,349
Residential Asset Mortgage Products,
   Inc., Series 2002-RZ3, Class M1,
   5.78%, 8/25/32 (a) (d)                    502,003       436,638
Residential Asset Mortgage Products,
   Inc., Series 2003-RZ5, Class A7,
   4.97%, 9/25/33                          2,903,751     2,652,823
SACO I, Inc., Series 2006-1, Class A,
   3.43%, 9/25/35 (a) (f)                  3,040,298     1,460,179
Small Business Administration, Series
   2005-P10B, Class 1, 4.94%, 8/10/15 (f)  2,710,971     2,657,495
                                                      -------------
                                                        16,766,554
                                                      -------------

TOTAL ASSET-BACKED SECURITIES                           40,494,677
                                                      -------------

CORPORATE BONDS (9.6%)
BEVERAGES-NON ALCOHOLIC (0.3%)
Coca-Cola Enterprises, Inc., W/I, 7.38%,
   3/3/14                                  1,275,000     1,293,486
                                                      -------------

CABLE TV (0.1%)
COX Communications, Inc., 5.50%,
   10/1/15                                   800,000       658,621
                                                      -------------

COMMERCIAL BANKS-CENTRAL U.S. (0.2%)
National City Bank, 5.25%, 12/15/16 (b)    1,340,000       978,241
                                                      -------------


                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

----------------------------------------------------------------------

                                          PRINCIPAL
                                             AMOUNT       VALUE
                                         ----------- -------------

CORPORATE BONDS, CONTINUED
COMMERCIAL BANKS-EASTERN U.S. (0.3%)
Manufacturers & Traders Trust Co.,
   5.38%, 4/1/13, (Callable
   1/1/09 @ 100) (a)                     $ 1,075,000        $ 900,083
Mercantile Bankshares Corp., Series
   B, 4.63%, 4/15/13                         500,000          484,505
                                                        --------------
                                                            1,384,588
                                                        --------------

COMMERCIAL BANKS NON-U.S. (0.2%)
Westpac Capital Trust IV, 5.26%,
   3/31/16 (a) (b) (g)                     1,445,000          848,114
                                                        --------------

COMMERCIAL BANKS-SOUTHERN U.S. (1.4%)
Hibernia Corp., 5.35%, 5/1/14              2,845,000        2,275,767
Regions Financial Corp., 7.00%, 3/1/11     1,275,000        1,198,095
Wachovia Bank NA, 5.85%, 2/1/37 (f)        4,500,000        3,191,017
                                                        --------------
                                                            6,664,879
                                                        --------------

DIVERSIFIED FINANCIAL SERVICES (0.2%)
American Express Travel Related
   Services Co., Inc., 5.25%, 11/21/11 (b) 1,000,000          856,976
                                                        --------------

ELECTRIC-INTEGRATED (0.8%)
Florida Power Corp., Series A, 5.80%,
   9/15/17                                 1,000,000          901,277
Public Service Electric & Gas Co.,
   5.00%, 8/15/14                          1,200,000        1,054,438
Virginia Electric and Power Co.,
   5.95%, 9/15/17                          1,000,000          861,070
Virginia Electric and Power Co.,
   6.35%, 11/30/37                         1,450,000        1,108,639
                                                        --------------
                                                            3,925,424
                                                        --------------

FINANCE-COMMERCIAL (0.2%)
Caterpillar Financial Services Corp.,
   5.13%, 10/12/11                           950,000          936,914
                                                        --------------

FINANCE-CONSUMER LOANS (1.4%)
HSBC Finance Corp., 6.38%, 10/15/11        2,000,000        1,844,348
John Deere Capital Corp., 5.50%,
   4/13/17                                 1,225,000        1,049,905
John Deere Capital Corp., 7.00%,
   3/15/12                                 3,950,000        3,926,770
                                                        --------------
                                                            6,821,023
                                                        --------------

FINANCE-INVESTMENT BANKER/BROKER
   (0.5%)
Bear Stearns Cos. LLC (The), 6.40%,
   10/2/17                                   350,000          311,092
Goldman Sachs Group, Inc. (The),
   6.13%, 2/15/33                          1,100,000          814,561
Merrill Lynch & Co., Inc., 5.70%,
   5/2/17                                  2,000,000        1,568,660
                                                        --------------
                                                            2,694,313
                                                        --------------

                                    Continued


                                           PRINCIPAL
                                             AMOUNT       VALUE
                                         ----------- -------------

CORPORATE BONDS, CONTINUED
INVESTMENT MANAGMENT/ADVISOR SERVICES
   (0.2%)
Ameriprise Financial, Inc., 5.65%,
   11/15/15                              $1,480,000    $1,128,858
                                                     -------------

MONEY CENTER BANKS (0.1%)
UBS Preferred Funding Trust I, 8.62%,
   10/1/10 (a) (g)                          925,000       685,807
                                                     -------------

MULTI-LINE INSURANCE (0.2%)
MetLife, Inc., 5.00%, 6/15/15             1,100,000       916,177
                                                     -------------

MULTIMEDIA (0.4%)
Time Warner, Inc., 7.70%, 5/1/32            492,000       397,440
Walt Disney Co. (The), 4.70%, 12/1/12     1,800,000     1,721,482
                                                     -------------
                                                        2,118,922
                                                     -------------

OIL REFINING & MARKETING (0.3%)
Premcor Refining Group, Inc. (The),
   7.50%, 6/15/15, (Callable
   12/8/08 @ 103.75)                      1,500,000     1,377,045
                                                     -------------

PROPERTY/CASUALTY INS (0.0%)
Travelers Property Casualty Corp.,
   7.75%, 4/15/26                            85,000        80,203
                                                     -------------

REAL ESTATE INVESTMENT TRUSTS (0.3%)
Simon Property Group L.P., 5.63%,
   8/15/14                                1,790,000     1,393,678
                                                     -------------

RETAIL-DISCOUNT (0.2%)
Target Corp., 5.38%, 5/1/17               1,150,000       922,002
                                                     -------------

SPECIAL PURPOSE ENTITY (0.6%)
JPMorgan Chase Capital XXI, Series U,
   4.14%, 2/2/37, (Callable
   2/2/12 @ 100) (a)                      1,000,000       464,782
MassMutual Global Funding II, 3.80%,
   4/15/09 (b)                            1,390,000     1,386,892
Principal Life Global Funding I,
   5.13%, 10/15/13 (b)                    1,090,000       978,405
                                                     -------------
                                                        2,830,079
                                                     -------------

SUPER-REGIONAL BANKS-U.S. (1.3%)
BAC Capital Trust XIII, 3.22%,
   3/15/12 (a) (g)                        2,000,000       721,300
Bank of America Corp., 5.63%, 10/14/16    4,000,000     3,432,756
Bank of America Corp., 8.00%,
   1/30/18 (a) (g)                        1,450,000     1,085,629
Wells Fargo & Co., 5.63%, 12/11/17        1,470,000     1,296,821
                                                     -------------
                                                        6,536,506
                                                     -------------



                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

----------------------------------------------------------------------

                                           PRINCIPAL
                                             AMOUNT         VALUE
                                         -----------    -------------

CORPORATE BONDS, CONTINUED
TELEPHONE-INTEGRATED (0.2%)
AT&T, Inc., 6.30%, 1/15/38                $ 1,450,000     $ 1,145,048
                                                        --------------

TRANSPORT-RAIL (0.2%)
Burlington Northern Santa Fe Corp.,
   5.65%, 5/1/17                           1,000,000          875,077
                                                        --------------

TOTAL CORPORATE BONDS                                      47,071,981
                                                        --------------

FOREIGN BONDS (2.2%)
OIL COMPANY-EXPLORATION & PRODUCTION
   (0.5%)
Canadian Natural Resources, Ltd.,
   6.25%, 3/15/38                          1,000,000          697,815
Gazprom International SA, 7.20%,
   2/1/20 (b)                              2,427,100        1,698,970
                                                        --------------
                                                            2,396,785
                                                        --------------

SOVEREIGN (1.6%)
Brazil, Federal Republic, Series F,
   10.00%, 1/1/10 (d)                BRL   7,784,000        3,511,728
United Kingdom Gilt, 5.00%,
    3/7/2012                         GBP   2,500,000        4,197,144
                                                        --------------
                                                            7,708,872
                                                        --------------

SPECIAL PURPOSE ENTITY (0.0%)
Preferred Term Securities,
   Ltd./Preferred Term Securities, Inc.,
   5.28%, 7/3/32, (Callable
   12/8/08 @ 100) (a) (b)                  $ 192,631           83,698
                                                        --------------

TELEPHONE-INTEGRATED (0.1%)
France Telecom SA, 8.50%, 3/1/31             650,000          612,470
                                                        --------------

TOTAL FOREIGN BONDS                                        10,801,825
                                                        --------------

MORTGAGE-BACKED SECURITIES (35.1%)
AGENCY COLLATERAL OTHER (0.8%)
Restructured Assets Certificates,
   Series 2006-9, Class P, 12.07%,
   12/31/49 (a) (b) (d) (e) (i)            5,250,000        3,832,500
                                                        --------------

CMBS OTHER (8.9%)
Bear Stearns Commercial Mortgage
   Securities, Series 2004-T14, Class
   A4, 5.20%, 1/12/41 (a)                  2,000,000        1,712,475
Citigroup Commercial Mortgage Trust,
   Series 2005-EMG, Class A3, 4.38%,
   9/20/51 (b) (f)                         5,000,000        4,622,691
Commercial Mortgage Asset Trust,
   Series 1999-C1, Class B, 7.23%,
   1/17/32 (a)                             1,620,000        1,537,069
Crown Castle Towers LLC, Series
   2005-1A, Class AFX, 4.64%, 6/15/35 (b)  4,000,000        3,832,440

                                    Continued


                                           PRINCIPAL
                                              AMOUNT       VALUE
                                          ----------- -------------

MORTGAGE-BACKED SECURITIES, CONTINUED
CMBS OTHER, CONTINUED
CS First Boston Mortgage Securities
   Corp., Series 2001-CK3, Class A4,
   6.53%, 6/15/34                         $2,922,180    $2,841,029
GE Capital Commercial Mortgage Corp.,
   Series 2000-1, Class A2, 6.50%,
   1/15/33                                 2,445,685     2,391,654
Greenwich Capital Commercial Funding
   Corp., Series 2002-C1, Class A4,
   4.95%, 1/11/35                          1,000,000       887,859
Greenwich Capital Commercial Funding
   Corp., Series 2004-GG1, Class A5,
   4.88%, 6/10/36                          5,125,000     4,791,630
GS Mortgage Securities Corp. II,
   Series 2004-GG2, Class A3, 4.60%,
   8/10/38 (f)                             4,900,000     4,811,604
JP Morgan Chase Commercial Mortgage
   Securities Corp., Series 2003-CB6,
   Class A2, 5.26%, 7/12/37 (a)            4,460,000     3,936,153
LB-UBS Commercial Mortgage Trust,
   Series 2003-C8, Class A4, 5.12%,
   11/15/32 (a)                            2,924,000     2,519,285
LB-UBS Commercial Mortgage Trust,
   Series 2005-C3, Class A2, 4.55%,
   7/15/30                                   328,813       312,887
Morgan Stanley Capital I, Series
   2004-IQ8, Class A5, 5.11%, 6/15/40 (a)  3,200,000     2,667,150
Morgan Stanley Dean Witter Capital I,
   Series 2003-TOP9, Class A2, 4.74%,
   11/13/36                                2,590,000     2,266,306
Nomura Asset Securities Corp., Series
   1998-D6, Class A2, 6.98%, 3/17/28 (a)   1,000,000       953,037
Nomura Asset Securities Corp., Series
   1998-D6, Class A4, 7.56%, 3/15/30 (a)   1,600,000     1,553,343
Salomon Brothers Mortgage Securities
   VII, Inc., Series 2002-KEY2, Class
   A3, 4.87%, 3/18/36                      2,270,000     2,028,214
                                                      -------------
                                                        43,664,826
                                                      -------------

CMBS SUBORDINATED (4.7%)
Crown Castle Towers LLC, Series
   2006-1A, Class E, 6.07%, 11/15/36 (b)   6,100,000     5,204,154
CS First Boston Mortgage Securities
   Corp., Series 2002-CKN2, Class C1,
   6.38%, 4/15/37 (a)                      1,180,000     1,108,234
Global Signal Trust, Series 2006-1,
   Class C, 5.71%, 2/15/36 (b)             2,550,000     2,341,385
Global Signal Trust, Series 2006-1,
   Class D, 6.05%, 2/15/36 (b) (d)         3,000,000     2,663,820
GS Mortgage Securities Corp. II,
   Series 2004-C1, Class B, 4.46%,
   10/10/28 (a)                            2,740,000     2,556,375


                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

----------------------------------------------------------------------

                                          PRINCIPAL
                                             AMOUNT          VALUE
                                         -----------    -------------

MORTGAGE-BACKED SECURITIES, CONTINUED
CMBS SUBORDINATED, CONTINUED
GS Mortgage Securities Corp. II,
   Series 2004-C1, Class C, 4.52%,
   10/10/28 (a)                           $ 4,093,000     $ 3,817,770
Salomon Brothers Mortgage Securities
   VII, Inc., Series 2002-KEY2, Class C,
   5.05%, 3/18/36 (a)                      1,417,000        1,262,302
SBA CMBS Trust, Series 2006-1A, Class
   D, 5.85%, 11/15/36 (b)                  3,100,000        2,683,949
SBA CMBS Trust, Series 2006-1A, Class
   E, 6.17%, 11/15/36 (b)                  1,350,000        1,134,243
                                                        --------------
                                                           22,772,232
                                                        --------------

OTHER ABS (0.0%)
Squared CDO, Ltd., Series 2007-1A,
   Class B, 4.81%, 5/11/57 (a) (b) (d) (e) 4,000,000                -
                                                        --------------

WL COLLATERAL CMO MEZZANINE (0.0%)
Homebanc Mortgage Trust, Series
   2004-1, Class 2M2, 4.98%, 8/25/29 (a)     358,306          164,558
                                                        --------------

WL COLLATERAL CMO OTHER (12.5%)
Banc of America Funding Corp., Series
   2006-G, Class 3A2,
   5.75%, 7/20/36 (a) (f)                  9,895,000        5,365,958
Bear Stearns Adjustable Rate Mortgage
   Trust, Series 2004-10, Class 12A3,
   4.64%, 1/25/35 (a)                        951,583          687,859
Bear Stearns Adjustable Rate Mortgage
   Trust, Series 2005-12, Class 13A1,
   5.45%, 2/25/36 (a)                      3,153,599        2,424,023
Chase Mortgage Finance Corp., Series
   2006-A1, Class 4A1, 6.04%, 9/25/36 (a)  7,638,058        6,201,141
Chase Mortgage Finance Corp., Series
   2006-S2, Class 2A6, 6.00%, 10/25/36     5,105,000        4,127,292
Chaseflex Trust, Series 2006-1, Class
   A2A, 5.94%, 6/25/36 (a)                 1,566,567        1,433,641
Chaseflex Trust, Series 2006-1, Class
   A4, 6.30%, 6/25/36 (a)                  7,344,000        4,838,915
Chaseflex Trust, Series 2006-2, Class
   A4, 6.34%, 9/25/36 (a)                  2,815,000        1,791,795
Deutsche ALT-A Securities, Inc.
   Alternate Loan Trust, Series 2005-4,
   Class A2, 5.05%, 9/25/35 (a)            1,031,613        1,013,050
Deutsche Mortgage Securities, Inc.,
   Series 2005-WF1, Class 1A1, 5.09%,
   6/26/35 (a) (i)                           977,396          972,926
GMAC Mortgage Corp. Loan Trust,
   Series 2003-GH2, Class A4, 5.00%,
   10/25/33                                2,311,448        1,827,131
Homebanc Mortgage Trust, Series
   2004-2, Class A2,
   3.71%, 12/25/34 (a) (f)                 1,351,665        1,041,512
Homebanc Mortgage Trust, Series
   2006-1, Class 1A1,
   6.11%, 4/25/37 (a) (f)                    475,359          361,431

                                    Continued


                                           PRINCIPAL
                                             AMOUNT       VALUE
                                          ----------- -------------

MORTGAGE-BACKED SECURITIES, CONTINUED
WL COLLATERAL CMO OTHER, CONTINUED
Homebanc Mortgage Trust, Series
   2006-1, Class 2A1, 5.99%, 4/25/37 (a)   $3,254,023    $2,205,419
Indymac Index Mortgage Loan Trust,
   Series 2005-AR9, Class 1A1, 4.90%,
   7/25/35 (a)                              1,975,751     1,265,802
JP Morgan Mortgage Trust, Series
   2005-A1, Class 2A1, 4.84%, 2/25/35 (a)     818,261       687,688
JP Morgan Mortgage Trust, Series
   2005-A2, Class 3A2, 4.89%, 4/25/35 (a)   3,000,000     2,488,947
JP Morgan Mortgage Trust, Series
   2005-A2, Class 5A1, 4.35%, 4/25/35 (a)   3,329,850     2,812,156
JP Morgan Mortgage Trust, Series
   2005-A2, Class 7CB1, 4.87%, 4/25/35 (a)  2,802,255     2,348,035
JP Morgan Mortgage Trust, Series
   2005-A3, Class 7CA1, 5.11%, 6/25/35 (a)  1,831,232     1,680,649
JP Morgan Mortgage Trust, Series
   2005-ALT1, Class 4A1, 5.65%,
   10/25/35 (a)                             3,089,223     2,356,387
JP Morgan Mortgage Trust, Series
   2006-A2, Class 3A2, 5.68%, 4/25/36 (a)   7,965,994     6,296,563
Morgan Stanley Mortgage Loan Trust,
   Series 2004-4, Class 3A, 5.00%,
   8/25/19                                  1,665,511     1,544,761
Nomura Asset Acceptance Corp., Series
   2005-AR1, Class 1A2, 5.31%, 2/25/35 (a)  1,611,456       673,990
Residential Accredit Loans, Inc.,
   Series 2004-QA1, Class A1, 3.53%,
   3/25/34 (a) (f)                          1,078,025       963,793
Residential Accredit Loans, Inc.,
   Series 2005-QA12, Class CB1, 5.78%,
   12/25/35 (a)                             2,198,821     1,324,851
Structured Asset Securities Corp.,
   Series 2004-21XS, Class 2A6B, 5.15%,
   12/25/34                                 1,205,435     1,240,149
WaMu Mortgage Pass Through
   Certificates, Series 2004-AR3, Class
   A2, 4.24%, 6/25/34 (a)                   1,277,548     1,128,020
                                                      -------------
                                                         61,103,884
                                                      -------------

WL COLLATERAL CMO SEQUENTIAL (4.1%)
Chase Mortgage Finance Corp., Series
   2006-A1, Class 2A3, 6.00%, 9/25/36 (a)   2,000,000     1,302,201
Countrywide Alternative Loan Trust,
   Series 2005-J3, Class 3A1, 6.50%,
   9/25/34                                    404,225       351,113
Deutsche ALT-A Securities, Inc.
   Alternate Loan Trust, Series
   2006-AB3, Class A3, 6.51%, 7/25/36 (a)   2,575,000     1,614,038
JP Morgan Alternative Loan Trust,
   Series 2005-S1, Class 1A2, 5.50%,
   12/25/35                                 1,758,505     1,485,546


                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

----------------------------------------------------------------------

                                            PRINCIPAL
                                              AMOUNT        VALUE
                                           ----------- -------------

MORTGAGE-BACKED SECURITIES, CONTINUED
WL COLLATERAL CMO SEQUENTIAL,
   CONTINUED
JP Morgan Alternative Loan Trust,
   Series 2006-A5, Class 2A6, 5.80%,
   10/25/36 (a)                           $ 5,640,000     $ 3,359,911
JP Morgan Alternative Loan Trust,
   Series 2006-S3, Class A3A, 6.00%,
   8/25/36                                  4,529,000        3,531,032
JP Morgan Mortgage Trust, Series
   2006-A4, Class 2A2, 5.81%, 6/25/36 (a)     704,376          558,442
JP Morgan Mortgage Trust, Series
   2006-A7, Class 3A2, 5.94%, 1/25/37 (a)   5,075,000        4,437,941
Wells Fargo Mortgage Backed
   Securities Trust, Series 2003-N,
   Class 2A3, 4.75%, 12/25/33 (a)           4,095,000        3,458,208
                                                        --------------
                                                            20,098,432
                                                        --------------

WL COLLATERAL PAC (0.3%)
Countrywide Alternative Loan Trust,
   Series 2004-2CB, Class 1A1, 4.25%,
   3/25/34                                  1,921,269        1,754,883
                                                        --------------

WL COLLATERAL SUPPORT (3.8%)
Bear Stearns Adjustable Rate Mortgage
   Trust, Series 2005-12, Class 11A2,
   5.28%, 2/25/36 (a)                       2,330,802        2,094,324
Bear Stearns Alt-A Trust, Series
   2005-9, Class 21A2, 5.26%, 11/25/35 (a)    585,575          298,377
Chaseflex Trust, Series 2006-1, Class
   A6, 6.29%, 6/25/36 (a)                   5,265,000        3,519,277
JP Morgan Alternative Loan Trust,
   Series 2006-A4, Class A7, 6.30%,
   9/25/36 (a)                              5,000,000        2,510,534
JP Morgan Alternative Loan Trust,
   Series 2006-S1, Class 1A18, 6.00%,
   3/25/36                                  3,398,112        2,820,225
Nomura Asset Acceptance Corp., Series
   2004-AR4, Class 1A2, 4.88%,
   12/25/34 (a)                               914,828          519,677
Nomura Asset Acceptance Corp., Series
   2005-AR2, Class 2A2, 5.54%, 5/25/35 (a)  1,133,157          901,283
Nomura Asset Acceptance Corp., Series
   2005-AR3, Class 3A2, 5.65%, 7/25/35 (a)  1,709,813        1,396,242
Nomura Asset Acceptance Corp., Series
   2005-AR5, Class 2A2, 5.65%,
   10/25/35 (a)                             1,244,305          832,385
Nomura Asset Acceptance Corp., Series
   2006-AF1, Class 3A2, 6.59%, 6/25/36 (a)  2,303,101        1,213,355
Residential Funding Mortgage
   Securities I, Series 2007-S2, Class
   A10, 6.00%, 2/25/37                        430,000          335,271


                                    Continued


                                          PRINCIPAL
                                             AMOUNT       VALUE
                                         ----------- -------------

MORTGAGE-BACKED SECURITIES, CONTINUED
WL COLLATERAL SUPPORT, CONTINUED
Wells Fargo Mortgage Backed
   Securities Trust, Series 2005-AR7,
   Class 2A2, 5.14%, 5/25/35 (a)           $2,553,274  $  2,061,142
                                                       -------------
                                                         18,502,092
                                                       -------------

TOTAL MORTGAGE-BACKED SECURITIES                        171,893,407
                                                       -------------

U.S. GOVERNMENT AGENCIES (39.9%)
FANNIE MAE (20.0%)
3.51%, 8/25/44 (a)                            834,739       814,766
3.56%, 4/25/36 (a) (f)                      4,498,824     4,311,037
3.88%, 7/12/13                              5,900,000     5,829,802
5.00%, 5/1/25                               1,746,276     1,674,085
5.00%, 1/1/34                               8,962,778     8,515,946
5.00%, 11/1/35                              3,417,068     3,240,306
5.12%, 8/1/34 (a)                              97,725        98,335
5.50%, 12/25/20                             2,296,596     2,302,586
5.50%, 2/1/25                               1,036,952     1,021,274
5.50%, 3/1/33                               8,006,293     7,840,747
5.50%, 12/25/33                               900,000       889,373
5.50%, 5/25/34                              3,150,000     2,557,081
5.50%, 12/1/34                              4,243,313     4,152,921
5.50%, 6/1/35                                 519,723       508,327
5.50%, 11/1/35                                946,714       925,955
5.50%, 11/1/36                              1,552,439     1,517,670
5.50%, 1/1/37                               3,821,273     3,735,634
5.50%, 4/25/37                              3,061,939     2,649,753
5.50%, 8/1/37                               3,121,624     3,051,537
5.50%, 12/1/37                              1,833,951     1,792,775
6.00%, 5/1/17                                 136,543       138,112
6.00%, 5/1/18                                 468,565       472,776
6.00%, 2/1/22                               3,019,436     3,036,921
6.00%, 1/1/33                                 305,297       306,330
6.00%, 8/25/33 (a)                          1,944,952     1,680,053
6.00%, 7/1/35                               3,367,570     3,368,447
6.00%, 9/1/35                               1,748,647     1,749,103
6.00%, 1/1/36                               3,268,738     3,275,856
6.00%, 12/1/36 (f)                         12,693,723    12,695,046
6.00%, 12/1/36                              1,047,573     1,047,682
6.00%, 1/1/37                               4,084,272     4,084,698
6.05%, 12/1/08                              2,716,561     2,708,904
6.50%, 7/1/16                                 452,227       463,718
6.50%, 6/1/17                                 143,555       147,158
6.50%, 8/1/28                                 147,941       151,418
6.50%, 6/1/29                                  99,080       101,347
6.50%, 4/1/32                                 245,469       250,471
6.50%, 6/1/32                                 573,754       585,444
6.50%, 7/1/32                                 951,834       972,069
6.50%, 3/1/33                                 165,135       168,190
6.50%, 8/1/36                                 743,387       744,223
7.00%, 6/1/32                                 169,731       176,739
7.00%, 8/1/32                                 410,346       424,783
7.00%, 9/1/34                                  88,432        91,308

                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

----------------------------------------------------------------------

                                            PRINCIPAL
                                              AMOUNT         VALUE
                                           -----------    -------------

U.S. GOVERNMENT AGENCIES, CONTINUED
FANNIE MAE, CONTINUED
7.00%, 9/1/36                              $ 1,233,005      $ 1,268,149
7.50%, 6/1/28                                  121,839          128,640
                                                          --------------
                                                             97,667,495
                                                          --------------

FREDDIE MAC (13.0%)
2.61%, 7/15/32, IO (a)                       9,619,422        1,283,513
4.00%, 1/15/17                               7,500,000        7,324,326
4.00%, 5/1/19                                3,070,118        2,844,855
4.50%, 6/1/34                                  796,076          723,367
4.50%, 9/1/34                                  971,091          882,398
4.99%, 7/15/36 (a) (f)                       1,478,627        1,404,070
5.00%, 2/15/25                               3,245,000        2,896,132
5.00%, 8/1/33                                  363,962          345,248
5.00%, 5/1/34                                  182,062          172,587
5.00%, 7/1/35                                  465,223          440,721
5.00%, 8/1/35                                1,002,260          949,474
5.00%, 11/1/35                               3,754,473        3,556,737
5.00%, 4/1/36                                  426,008          403,572
5.00%, 7/1/36                                1,902,939        1,802,123
5.14%, 9/15/36 (a)                             383,375          364,479
5.25%, 3/1/37 (a)                              678,560          679,258
5.50%, 3/15/35                               5,505,000        5,205,922
5.71%, 4/1/37 (a)                            3,161,020        3,201,597
5.82%, 10/1/36 (a)                           2,209,392        2,245,254
5.93%, 3/1/37 (a)                            6,513,941        6,588,394
6.00%, 12/15/21                              3,587,630        3,620,313
6.00%, 9/1/33                                  354,523          354,988
6.00%, 2/1/38                                1,072,589        1,071,315
6.10%, 1/1/37 (a)                            5,474,838        5,490,071
6.15%, 2/1/37 (a)                            5,355,331        5,347,060
6.50%, 1/1/29                                1,150,618        1,177,658
6.50%, 7/1/32                                  189,738          193,901
6.50%, 9/1/32                                   73,575           75,074
6.50%, 5/15/34 (a)                           2,667,938        2,509,777
7.00%, 6/1/26                                  513,613          524,412
7.00%, 1/1/32                                  106,708          110,270
                                                          --------------
                                                             63,788,866
                                                          --------------

GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (6.9%)
0.49%, 3/16/46, IO (a) (d)                  13,512,434          450,045
0.51%, 4/16/46, IO (a) (d)                  59,935,110        1,957,541
0.88%, 6/17/45, IO (a) (d)                  12,349,317          522,883
0.97%, 2/16/48, IO (a) (d)                  53,148,101        2,511,195
0.99%, 2/16/48, IO (a) (d)                  14,723,469          776,781
1.05%, 6/16/49, IO (a) (d)                  65,916,026        3,776,263
4.42%, 5/16/34 (f)                          10,250,000       10,125,418
4.82%, 10/16/29 (a)                          2,660,000        2,624,977
5.03%, 11/16/33 (a)                          5,640,000        5,361,678
5.30%, 7/16/28 (a)                           3,000,000        2,989,495
5.32%, 8/16/30 (a)                           2,560,000        2,564,609


                                    Continued


                                          PRINCIPAL
                                             AMOUNT       VALUE
                                         ----------- -------------

U.S. GOVERNMENT AGENCIES, CONTINUED
GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION, CONTINUED
9.50%, 12/15/09                           $ 162,278     $ 164,271
                                                     -------------
                                                       33,825,156
                                                     -------------

TOTAL U.S. GOVERNMENT AGENCIES                        195,281,517
                                                     -------------

U.S. TREASURY OBLIGATIONS (2.5%)
U.S. TREASURY NOTES (1.2%)
3.38%, 6/30/13                            1,510,000     1,555,182
4.38%, 2/15/38                            1,500,000     1,504,454
4.50%, 2/15/36                              615,000       626,387
5.00%, 5/15/37                            2,000,000     2,202,812
                                                     -------------
                                                        5,888,835
                                                     -------------

U.S. TREASURY STRIPS (1.3%)
6.12%, 2/15/18 **                         5,000,000     3,223,770
8.21%, 11/15/27 ** (f)                    7,400,000     2,926,944
                                                     -------------
                                                        6,150,714
                                                     -------------

TOTAL U.S. TREASURY OBLIGATIONS                        12,039,549
                                                     -------------

                                            SHARES
                                         -----------
PREFERRED STOCKS (0.9%)
COMMERCIAL BANKS NON-U.S. (0.4%)
Barclays Bank PLC, 8.13%                    106,000     1,708,720
                                                     -------------

SOVEREIGN AGENCY (0.1%)
Fannie Mae, 8.25% (a) (e)                   160,000       336,000
Freddie Mac (a) (e)                         161,000       249,550
                                                     -------------
                                                          585,550
                                                     -------------

SUPER-REGIONAL BANKS-U.S. (0.4%)
Wells Fargo Capital XII, 7.88%               80,000     1,980,000
                                                     -------------

TOTAL PREFERRED STOCKS                                  4,274,270
                                                     -------------

                                          PRINCIPAL
                                            AMOUNT
                                         -----------
DEMAND NOTES (0.2%)
ELECTRIC-INTEGRATED (0.2%)
Alabama Power Capital Trust V,
   5.50%, 10/1/09 (a) (h)                 $ 874,000       887,828
                                                     -------------

TOTAL DEMAND NOTES                                        887,828
                                                     -------------

                                            SHARES
                                         -----------
INVESTMENTS IN AFFILIATES (0.8%)
Fifth Third Institutional Money
   Market Fund (c)                        4,072,541     4,072,541
                                                     -------------

TOTAL INVESTMENTS IN AFFILIATES                         4,072,541
                                                     -------------

TOTAL INVESTMENTS (COST $565,466,859) - 99.5%         486,817,595


                                    Continued

TOTAL RETURN BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

----------------------------------------------------------------------


                                                             VALUE
                                                        --------------

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%              $ 2,513,487
                                                        --------------

NET ASSETS - 100.0%                                      $489,331,082
                                                        ==============



NOTES TO SCHEDULE OF INVESTMENTS

**   Rate represents the effective yield at purchase.

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2008.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Investment is in Institutional Shares of underlying fund.

(d) The Fund's securities were fair valued at October 31, 2008 using procedures approved by the Board of Trustees.

(e)  Defaulted security.

(f) All or part of this security has been designated as collateral for futures contracts and currency forward contracts.

(g) Perpetual Maturity. Callable any time after first call date. Maturity date is next call date.

(h)  Maturity date is next rate reset date.

(i)  Illiquid Securities.


The following abbreviations are used in the Schedule of Investments:

ABS - Asset-Backed Security
BRL - Brazilian Real
CDO - Collateralized Debt Obligation
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
GBP - Great British Pound
IO - Interest Only
PAC - Planned Amortization Class
W/I - When Issued
WL - Whole Loan


               See notes to schedules of investments.

SHORT TERM BOND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------

                                              PRINCIPAL
                                                 AMOUNT         VALUE
                                             ------------ ---------------

ASSET-BACKED SECURITIES (16.1%)
AUTOMOBILE ABS OTHER (0.1%)
Harley-Davidson Motorcycle Trust,
   Series 2004-2, Class B, 2.96%, 2/15/12      $ 356,234       $ 330,088
                                                          ---------------

AUTOMOBILES SEQUENTIAL (8.8%)
Banc of America Securities Auto
Trust, Series 2005-WF1, Class A4,
   4.08%, 4/18/10                              1,102,278       1,102,120
Bay View Auto Trust, Series 2005-LJ2,
   Class A4, 4.55%, 2/25/14                    1,447,864       1,441,581
Capital One Auto Finance Trust,
   Series 2006-C, Class A3A, 5.07%,
   7/15/11                                       887,691         864,125
Harley-Davidson Motorcycle Trust,
   Series 2006-2, Class A2, 5.35%,
   3/15/13 (f)                                 2,947,030       2,863,028
Harley-Davidson Motorcycle Trust,
   Series 2007-3, Class A2A, 5.34%,
   9/15/10                                       589,992         590,590
Hertz Vehicle Financing LLC, Series
   2005-2A, Class A2, 4.93%, 2/25/10 (b)       2,250,000       2,226,149
Hyundai Auto Receivables Trust,
   Series 2005-A, Class A4, 4.18%,
   2/15/12                                     2,828,574       2,778,768
Nissan Auto Lease Trust, Series
   2006-A, Class A4, 5.10%, 7/16/12 (f)        4,000,000       3,906,477
USAA Auto Owner Trust, Series 2006-2,
   Class A4, 5.37%, 2/15/12                    1,500,000       1,477,151
Wachovia Auto Owner Trust, Series
   2005-A, Class A4, 4.23%, 11/21/11 (f)       2,738,162       2,655,048
                                                          ---------------
                                                              19,905,037
                                                          ---------------

CREDIT CARD BULLET (5.0%)
Bank One Issuance Trust, Series
   2004-A1, Class A1, 3.45%, 10/17/11            810,000         801,943
Chase Issuance Trust, Series
   2005-A10, Class A10, 4.65%, 12/17/12        3,000,000       2,823,222
GE Capital Credit Card Master Note
   Trust, Series 2005-3, Class A, 4.13%,
   6/15/13                                     2,000,000       1,836,026
MBNA Master Credit Card Trust, Series
   1999-B, Class A, 5.90%, 8/15/11             3,000,000       2,970,521
Nordstrom Private Label Credit Card
   Master Note Trust, Series 2007-1A,
   Class A, 4.92%, 5/15/13 (b)                 3,000,000       2,864,563
                                                          ---------------
                                                              11,296,275
                                                          ---------------

HOME EQUITY OTHER (0.8%)
GMAC Mortgage Corp. Loan Trust,
   Series 2004-HE2, Class A3, 4.24%,
   10/25/33 (a) (d) (f)                        1,214,519         974,894



                                    Continued


                                          PRINCIPAL
                                            AMOUNT        VALUE
                                         ------------ -------------

ASSET-BACKED SECURITIES, CONTINUED
HOME EQUITY OTHER, CONTINUED
GMAC Mortgage Corp. Loan Trust,
   Series 2005-HE2, Class A3, 4.62%,
   11/25/35 (a)                            $ 767,007     $ 715,266
                                                      -------------
                                                         1,690,160
                                                      -------------

HOME EQUITY SEQUENTIAL (1.0%)
GMAC Mortgage Corp. Loan Trust,
   Series 2006-HE2, Class A2, 6.18%,
   5/25/36 (f)                             3,000,000     2,301,231
                                                      -------------

OTHER ABS (0.4%)
SVO VOI Mortgage Corp., Series
   2005-AA, Class A, 5.25%, 2/20/21 (b) (d)  940,399       898,270
                                                      -------------

TOTAL ASSET-BACKED SECURITIES                           36,421,061
                                                      -------------

CORPORATE BONDS (20.6%)
BEVERAGES-NON ALCOHOLIC (1.0%)
Coca Cola Enterprises, Inc., 4.38%,
   9/15/09                                 2,250,000     2,239,573
                                                      -------------

CABLE TV (0.5%)
Comcast Cable Communications LLC,
   6.88%, 6/15/09                          1,250,000     1,239,785
                                                      -------------

CELLULAR TELECOM (0.5%)
AT&T Wireless, 7.88%, 3/1/11               1,250,000     1,247,359
                                                      -------------

DIVERSIFIED FINANCIAL SERVICES (2.6%)
General Electric Capital Corp.,
   5.25%, 10/27/09                         6,000,000     5,967,678
                                                      -------------

ELECTRIC-INTEGRATED (2.1%)
Duke Energy Carolinas LLC, Series D,
   7.38%, 3/1/10                           1,250,000     1,279,313
Florida Power Corp., 4.50%, 6/1/10         2,500,000     2,444,315
Pepco Holdings, Inc., 4.00%, 5/15/10       1,000,000       957,178
                                                      -------------
                                                         4,680,806
                                                      -------------

FINANCE-CONSUMER LOANS (1.3%)
HSBC Finance Corp., 4.75%, 5/15/09         3,000,000     2,963,298
                                                      -------------

FINANCE-INVESTMENT BANKER/BROKER
   (2.9%)
Bear Stearns Cos. LLC (The), 7.63%,
   12/7/09                                 3,500,000     3,512,943
Goldman Sachs Group, Inc. (The),
   6.65%, 5/15/09                          3,000,000     2,969,073
                                                      -------------
                                                         6,482,016
                                                      -------------


                                    Continued

SHORT TERM BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------

                                              PRINCIPAL
                                                AMOUNT         VALUE
                                             ------------ ---------------

CORPORATE BONDS, CONTINUED
FINANCE-MORTGAGE LOAN/BANKER (0.1%)
Countrywide Home Loans, Inc., 5.63%,
   7/15/09                                     $ 250,000       $ 241,982
                                                          ---------------

FINANCE-OTHER SERVICES (1.1%)
National Rural Utilities, 4.38%,
   10/1/10                                     2,500,000       2,376,035
                                                          ---------------

FOOD-RETAIL (0.6%)
Kroger Co. (The), 7.25%, 6/1/09                1,250,000       1,258,999
                                                          ---------------

INSURANCE (0.9%)
Berkshire Hathaway Finance Corp.,
   4.75%, 5/15/12                              2,000,000       1,984,428
                                                          ---------------

LIFE/HEALTH INSURANCE (0.7%)
Protective Life Secured Trusts,
   3.70%, 11/24/08                             1,590,000       1,586,694
                                                          ---------------

NETWORKING PRODUCTS (1.1%)
Cisco Systems, Inc., 5.25%, 2/22/11            2,500,000       2,502,122
                                                          ---------------

RETAIL-DISCOUNT (1.0%)
Wal-Mart Stores, Inc., 4.13%, 2/15/11          2,250,000       2,254,939
                                                          ---------------

SUPER-REGIONAL BANKS-U.S. (4.2%)
Bank of America Corp., 4.38%, 12/1/10          1,000,000         974,185
US Bancorp, 3.11%, 5/6/10 (a)                  2,750,000       2,716,170
Wachovia Corp., 4.38%, 6/1/10                  3,000,000       2,846,601
Wells Fargo & Co., 4.20%, 1/15/10              3,000,000       2,955,648
                                                          ---------------
                                                               9,492,604
                                                          ---------------

TOTAL CORPORATE BONDS                                         46,518,318
                                                          ---------------

FOREIGN BONDS (2.6%)
FINANCE-OTHER SERVICES (0.1%)
Pemex Finance, Ltd., MBIA, FGIC,
   9.69%, 8/15/09                                162,000         162,207
                                                          ---------------

OIL COMPANY-INTEGRATED (1.7%)
BP Capital Markets PLC, 4.88%, 3/15/10         3,000,000       2,990,253
Conoco Funding Co., 6.35%, 10/15/11            1,000,000       1,008,428
                                                          ---------------
                                                               3,998,681
                                                          ---------------

SOVEREIGN (0.5%)
Brazil, Federal Republic, Series F,
   10.00%, 1/1/10 (d)                 BRL      2,594,000       1,170,275
                                                          ---------------

TELEPHONE-INTEGRATED (0.3%)
Telecom Italia Capital SA, 4.00%,
   11/15/08                                    $ 650,000         649,197
                                                          ---------------

TOTAL FOREIGN BONDS                                            5,980,360
                                                          ---------------

                                    Continued


                                           PRINCIPAL
                                            AMOUNT        VALUE
                                         ------------ -------------

MORTGAGE-BACKED SECURITIES (28.5%)
CMBS OTHER (5.8%)
Banc of America Commercial Mortgage,
   Inc., Series 2004-4, Class A3, 4.13%,
   7/10/42 (f)                           $ 2,500,000    $2,441,463
CS First Boston Mortgage Securities
   Corp., Series 2001-CK6, Class A2,
   6.10%, 8/15/36                            187,809       187,240
CS First Boston Mortgage Securities
   Corp., Series 2004-C3, Class A3,
   4.30%, 7/15/36 (f)                      2,500,000     2,446,393
GE Capital Commercial Mortgage Corp.,
   Series 2005-C1, Class A2, 4.35%,
   6/10/48                                 2,750,000     2,630,357
Greenwich Capital Commercial Funding
   Corp., Series 2005-GG3, Class A2,
   4.31%, 8/10/42 (f)                      3,000,000     2,886,670
GS Mortgage Securities Corp. II,
   Series 2004-GG2, Class A3, 4.60%,
   8/10/38                                 2,500,000     2,454,900
                                                      -------------
                                                        13,047,023
                                                      -------------

CMBS SUBORDINATED (1.4%)
GMAC Commercial Mortgage Securities,
   Inc., Series 1999-C2, Class B, 7.14%,
   9/15/33 (a) (f)                         3,250,000     3,237,216
                                                      -------------

WL COLLATERAL CMO OTHER (15.4%)
Banc of America Mortgage Securities,
   Inc., Series 2004-F, Class 2A6,
   4.15%, 7/25/34 (a)                      2,500,000     2,449,625
Banc of America Mortgage Securities,
   Inc., Series 2004-F, Class 2A7,
   4.15%, 7/25/34 (a)                      2,550,661     2,487,825
Bear Stearns Adjustable Rate Mortgage
   Trust, Series 2004-1, Class 13A3,
   4.76%, 4/25/34 (a)                      2,458,678     2,066,841
Bear Stearns Adjustable Rate Mortgage
   Trust, Series 2005-4, Class 2A2,
   4.57%, 8/25/35 (a)                      3,000,000     2,808,149
Bear Stearns Asset Backed Securities
   Trust, Series 2003-AC7, Class A2,
   5.25%, 1/25/34                          1,073,246       914,446
Countrywide Home Loan Mortgage Pass
   Through Trust, Series 2004-HYB5,
   Class 4A1, 5.01%, 4/20/35 (a)           1,717,268     1,363,665
Harborview Mortgage Loan Trust,
   Series 2004-5, Class 2A6, 3.94%,
   6/19/34 (a) (f)                         5,730,000     4,054,307
Homebanc Mortgage Trust, Series
   2004-2, Class A2, 3.71%, 12/25/34 (a)   1,089,442       839,458
Homebanc Mortgage Trust, Series
   2006-1, Class 1A1, 6.11%, 4/25/37 (a)   1,663,756     1,265,009


                                    Continued

SHORT TERM BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------

                                              PRINCIPAL
                                                AMOUNT         VALUE
                                             ------------ ---------------

MORTGAGE-BACKED SECURITIES, CONTINUED
WL COLLATERAL CMO OTHER, CONTINUED
Indymac Index Mortgage Loan Trust,
   Series 2006-AR29, Class A2, 3.34%,
   11/25/36 (a)                                $ 739,223       $ 702,744
JP Morgan Alternative Loan Trust,
   Series 2006-S2, Class A2, 5.81%,
   5/25/36                                     1,996,270       1,990,664
JP Morgan Mortgage Trust, Series
   2005-A1, Class 3A3, 4.90%, 2/25/35 (a)      2,120,107       1,802,789
JP Morgan Mortgage Trust, Series
   2005-A2, Class 5A1, 4.35%, 4/25/35 (a)      2,022,385       1,707,963
JP Morgan Mortgage Trust, Series
   2005-A3, Class 7CA1, 5.11%, 6/25/35         2,934,549       2,693,240
   (a) (f)
Merrill Lynch Mortgage Investors,
   Inc., Series 2003-A1, Class 2A,
   4.82%, 12/25/32 (a)                            90,376          86,101
Provident Funding Mortgage Loan
   Trust, Series 2005-2, Class 2A1A,
   4.70%, 10/25/35 (a)                         2,092,713       1,793,409
Residential Funding Mortgage
   Securities I, Series 2007-SA1, Class
   1A1, 5.67%, 2/25/37 (a)                     2,939,335       2,492,571
Wells Fargo Mortgage Backed
   Securities Trust, Series 2005-AR10,
   Class 2A14, 4.21%, 6/25/35 (a) (f)          3,500,000       3,399,129
                                                          ---------------
                                                              34,917,935
                                                          ---------------

WL COLLATERAL CMO SEQUENTIAL (5.4%)
Chase Mortgage Finance Corp., Series
   2005-A1, Class 2A2, 5.24%, 12/25/35 (a)     2,072,081       1,858,597
JP Morgan Alternative Loan Trust,
   Series 2006-S3, Class A2A, 5.87%,
   8/25/36                                     3,000,000       2,842,200
JP Morgan Mortgage Trust, Series
   2006-A3, Class 2A1, 5.62%, 5/25/36 (a)      2,327,383       2,014,462
JP Morgan Mortgage Trust, Series
   2006-A4, Class 2A2, 5.81%, 6/25/36 (a)      2,218,785       1,759,091
JP Morgan Mortgage Trust, Series
   2007-A2, Class 4A1M, 5.79%, 4/25/37 (a)     2,385,859       1,889,784
RAAC Series, Series 2005-SP1, Class
   2A2, 5.25%, 9/25/34                         2,103,315       1,920,321
                                                          ---------------
                                                              12,284,455
                                                          ---------------

WL COLLATERAL PAC (0.5%)
Countrywide Alternative Loan Trust,
   Series 2004-2CB, Class 1A1, 4.25%,
   3/25/34                                     1,094,677         999,875
                                                          ---------------

TOTAL MORTGAGE-BACKED SECURITIES                              64,486,504
                                                          ---------------


                                    Continued


                                           PRINCIPAL
                                             AMOUNT        VALUE
                                         ------------ -------------

MUNICIPAL BONDS (0.2%)
OHIO (0.2%)
State of Ohio, Economic Enterprise,
   Series 3, 4.05%, 3/1/11 (b)             $ 420,000     $ 421,810
                                                      -------------

TOTAL MUNICIPAL BONDS                                      421,810
                                                      -------------

U.S. GOVERNMENT AGENCIES (27.7%)
FANNIE MAE (4.5%)
4.65%, 12/25/12 (d)                        2,470,096     2,528,089
4.71%, 4/1/33 (a)                          1,531,066     1,536,647
4.94%, 4/1/35 (a)                          1,475,836     1,473,112
5.00%, 2/25/25 (f)                         2,787,018     2,801,656
5.11%, 9/1/34 (a)                          1,859,106     1,891,385
                                                      -------------
                                                        10,230,889
                                                      -------------
FEDERAL FARM CREDIT BANK (2.6%)
2.63%, 4/21/11                             6,000,000     5,882,862
                                                      -------------

FEDERAL HOME LOAN BANK (3.8%)
4.75%, 10/25/10                            2,490,113     2,499,451
5.00%, 9/18/09                             1,000,000     1,016,086
5.00%, 12/11/09                            5,000,000     5,098,835
                                                      -------------
                                                         8,614,372
                                                      -------------

FREDDIE MAC (8.8%)
3.98%, 3/1/34 (a)                          1,575,929     1,564,021
4.50%, 7/15/28 (f)                         2,741,127     2,740,779
4.65%, 7/1/35 (a) (f)                      2,962,573     2,947,587
4.88%, 2/9/10                              7,000,000     7,155,995
5.00%, 9/15/25 (f)                         2,633,612     2,647,356
5.71%, 4/1/37 (a)                          2,816,593     2,852,748
                                                      -------------
                                                        19,908,486
                                                      -------------

GOVERNMENT NATIONAL MORTGAGE
   ASSOCIATION (8.0%)
2.87%, 2/16/20 (f)                         3,283,340     3,278,901
3.27%, 1/16/23                             1,592,558     1,578,340
3.72%, 12/16/26                            3,045,158     3,017,006
3.95%, 11/16/30 (f)                        3,272,893     3,239,114
4.00%, 5/16/27                             1,804,117     1,786,471
4.09%, 8/16/30                             2,094,916     2,078,596
4.29%, 1/16/30                             2,432,119     2,425,517
6.00%, 2/16/24 (a)                           682,162       690,626
                                                      -------------
                                                        18,094,571
                                                      -------------

TOTAL U.S. GOVERNMENT AGENCIES                          62,731,180
                                                      -------------

U.S. TREASURY OBLIGATIONS (3.0%)
U.S. TREASURY NOTES (3.0%)
0.88%, 4/15/10 (e)                         2,891,525     2,717,808
3.13%, 11/30/09                            3,000,000     3,052,032


                                   Continued

SHORT TERM BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------

                                              PRINCIPAL
                                                AMOUNT         VALUE
                                             ------------ ---------------

U.S. TREASURY OBLIGATIONS, CONTINUED
U.S. TREASURY NOTES, CONTINUED
4.50%, 5/15/10                               $ 1,000,000     $ 1,047,578
                                                          ---------------
                                                               6,817,418
                                                          ---------------

TOTAL U.S. TREASURY OBLIGATIONS                                6,817,418
                                                          ---------------

                                                SHARES
                                             ------------
INVESTMENTS IN AFFILIATES (0.6%)
Fifth Third Institutional Money
   Market Fund (c)                             1,315,258       1,315,258
                                                          ---------------

TOTAL INVESTMENTS IN AFFILIATES                                1,315,258
                                                          ---------------

TOTAL INVESTMENTS (COST $234,846,024) - 99.3%                224,691,909

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%                   1,594,540
                                                          ---------------

NET ASSETS - 100.0%                                        $ 226,286,449
                                                          ===============


NOTES TO SCHEDULE OF INVESTMENTS

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2008.

(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(c)  Investment is in Institutional Shares of underlying fund.

(d) The Fund's securities were fair valued at October 31, 2008 using procedures approved by the Board of Trustees.

(e) Treasury Inflation Protected Securities. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.

(f) All or part of this security has been designated as collateral for futures contracts.

The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
BRL - Brazilian Real
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
FGIC - Financial Guaranty Insurance Co.
MBIA - Municipal Bond Investors Assurance
PAC - Planned Amortization Class
WL - Whole Loan


                 See notes to schedules of investments.

MUNICIPAL BOND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

-------------------------------------------------------------------

                                         PRINCIPAL
                                           AMOUNT         VALUE
                                        ------------  -------------

MUNICIPAL BONDS (94.9%)
ARIZONA (6.8%)
Arizona Health Facilities Authority
   Revenue, Banner Health, Series D,
   5.00%, 1/1/26, (Callable 1/1/18 @ 100) $ 250,000      $ 218,795
City of Tempe Transportation Excise
   Tax, 4.75%, 7/1/38, (Callable
   7/1/18 @ 100)                          1,000,000        830,890
Mesa Street and Highway, FSA, 5.25%,
   7/1/23                                   600,000        619,836
Tucson Water, MBIA, 4.25%, 7/1/21,
   (Callable 7/1/16 @ 100)                1,000,000        904,810
                                                      -------------
                                                         2,574,331
                                                      -------------

CALIFORNIA (13.6%)
California State Department of Water
   Resources, Central Valley Project,
   Series AE, 5.00%, 12/1/28, (Callable
   6/1/18 @ 100)                          1,000,000        956,010
La Canada Unified School District,
   Series A, GO, MBIA, 5.50%, 8/1/24,
   (Callable 8/1/14 @ 100)                1,000,000      1,016,640
Placentia-Yorba Linda Unified School
   District, Series B, GO, MBIA, FGIC,
   5.38%, 8/1/22, (Callable 8/1/14 @ 100) 1,000,000      1,009,500
Sacramento County Sanitation
   District, Series A, 6.00%, 12/1/15,
   (Callable 12/1/10 @ 101)                 250,000        264,820
State of California, Variable
   Purpose, GO, 5.25%, 3/1/38, (Callable
   3/1/18 @ 100)                          1,000,000        917,560
State Public Works Board, Department
   of Corrections and Rehabilitation,
   Series F, FGIC, 5.25%, 11/1/19         1,020,000      1,007,597
                                                      -------------
                                                         5,172,127
                                                      -------------

COLORADO (2.7%)
Douglas County School District No
   Re-1 Douglas & Elbert Counties, GO,
   MBIA, FGIC, 5.75%, 12/15/21,
   (Callable 12/15/14 @ 100)              1,000,000      1,037,470
                                                      -------------

CONNECTICUT (1.1%)
State Health & Educational Facility
   Authority, Loomis Chafee School,
   Series G, 5.00%, 7/1/38, (Callable
   7/1/18 @ 100)                            500,000        439,170
                                                      -------------

FLORIDA (5.0%)
Orange County Health Facilities
   Authority, Series B, FSA, 5.00%,
   12/1/32, (Callable 11/15/18 @ 100)     1,000,000        892,070


                                    Continued


                                         PRINCIPAL
                                          AMOUNT         VALUE
                                        ------------ --------------

MUNICIPAL BONDS, CONTINUED
FLORIDA, CONTINUED
Volusia County School Board, Series
   A, CP, FSA, 5.00%, 8/1/19, (Callable
   8/1/15 @ 100)                         $1,010,000      $ 990,265
                                                     --------------
                                                         1,882,335
                                                     --------------

ILLINOIS (3.4%)
Chicago Metropolitan Water
   Reclamation District-Greater Chicago
   Capital Improvements, GO, ETM, 7.25%,
   12/1/12                                  500,000        577,895
City of Chicago Single Family
   Mortgage, Series A, AMT, GNMA-FNMA,
   4.70%, 10/1/17, (Callable
   4/1/09 @ 102)                            110,000        104,416
Finance Authority, Metropolis
   Project, 5.00%, 12/1/14, (Callable
   12/1/13 @ 100)                           300,000        288,840
State of Illinois, GO, FGIC, 5.88%,
   10/1/17, (Callable 10/1/09 @ 100)        300,000        307,128
                                                     --------------
                                                         1,278,279
                                                     --------------

IOWA (5.7%)
Finance Authority, Drake University
   Project, MBIA, 6.50%, 12/1/11          2,055,000      2,175,628
                                                     --------------

KANSAS (4.6%)
Geary County Unified School District
   No. 475, GO, MBIA, 5.25%, 9/1/17,
   (Callable 9/1/15 @ 100)                1,675,000      1,742,888
                                                     --------------

LOUISIANA (2.5%)
State Citizens Property Insurance
   Corp., Series B, AMBAC, 5.00%,
   6/1/18, (Callable 6/1/16 @ 100)        1,000,000        964,320
                                                     --------------

MICHIGAN (10.5%)
Detroit Water Supply System, Series
   A, FSA, 5.00%, 7/1/16                  1,000,000      1,027,490
Higher Education Student Loan
   Authority, Series XII-W, AMT, AMBAC,
   4.75%, 3/1/09                          1,000,000      1,002,490
Saginaw Valley State University
   Revenue, Series B, 5.00%, 7/1/29,
   (Callable 7/1/18 @ 100)                  250,000        228,040
State Hospital Finance Authority,
   Henry Ford Health System, Series A,
   5.00%, 11/15/20, (Callable
   11/15/16 @ 100)                          500,000        439,315
State of Michigan, Grant Antic
   Buildings, FSA, 5.25%, 9/15/20,
   (Callable 9/15/17 @ 100)                 250,000        255,120


                                    Continued

MUNICIPAL BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

-------------------------------------------------------------------

                                          PRINCIPAL
                                            AMOUNT         VALUE
                                        ------------  -------------

MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Hope Network Project,
   Series B, 5.13%, 9/1/13, (Callable
   12/8/08 @ 102)                        $1,000,000    $ 1,016,280
                                                      -------------
                                                         3,968,735
                                                      -------------

MINNESOTA (2.2%)
State Municipal Power Agency, 5.00%,
   10/1/30, (Callable 10/1/15 @ 100)      1,000,000        845,540
                                                      -------------

NEBRASKA (4.1%)
City of Omaha, Series A, GO, ETM,
   6.50%, 12/1/13                         1,365,000      1,568,522
                                                      -------------

NEW MEXICO (5.1%)
County of Bernalillo, 5.25%, 4/1/27         475,000        463,880
Mortgage Finance Authority, Single
   Family Mortgage, Series A, AMT,
   GNMA-FNMA-FHLMC, 5.50%, 7/1/36,
   (Callable 1/1/15 @ 102) (a)              500,000        458,565
University of New Mexico, System
   Implements, Series A, FSA, 5.00%,
   6/1/21, (Callable 6/1/17 @ 100)        1,000,000      1,000,720
                                                      -------------
                                                         1,923,165
                                                      -------------

NEW YORK (3.3%)
City of New York, Series E, GO,
   5.00%, 8/1/16                            250,000        254,985
State Housing Finance Agency,
   Economic Development and Housing,
   Series A, 5.00%, 9/15/23, (Callable
   9/15/15 @ 100)                         1,000,000        995,790
                                                      -------------
                                                         1,250,775
                                                      -------------

OHIO (6.7%)
City of Columbus Sewer Revenue,
   Series A, 5.00%, 6/1/23, (Callable
   12/1/17 @ 100)                         1,000,000      1,000,680
County of Cuyahoga Capital
   Improvements, GO, 5.25%, 12/1/18,
   (Callable 12/1/14 @ 100)               1,500,000      1,538,370
                                                      -------------
                                                         2,539,050
                                                      -------------

OKLAHOMA (1.4%)
Tulsa International Airport,
   Improvement Trust, Series B, AMT,
   MBIA, FGIC, 5.50%, 6/1/10                530,000        539,132
                                                      -------------

OREGON (2.6%)
Sunrise Water Authority, FSA, 5.25%,
   3/1/24, (Callable 3/1/14 @ 100)        1,000,000        981,350
                                                      -------------



                                    Continued


                                         PRINCIPAL
                                           AMOUNT         VALUE
                                        ------------ --------------

MUNICIPAL BONDS, CONTINUED
PENNSYLVANIA (3.6%)
Higher Educational Facilties
   Authority, Widener University, 3.85%,
   7/15/13                                $ 430,000      $ 400,704
Lancaster Higher Education Authority,
   Franklin and Marshall College, 5.00%,
   4/15/25, (Callable 4/15/16 @ 100)      1,000,000        943,190
                                                     --------------
                                                         1,343,894
                                                     --------------

PUERTO RICO (5.4%)
Commonwealth of Puerto Rico, Series
   A, GO, 5.00%, 7/1/30, (Mandatory Put
   7/1/12 @ 100) (a)                      1,000,000        985,480
Public Buildings Authority, Series I,
   5.50%, 7/1/23, (Prerefunded
   7/1/14 @ 100)                          1,000,000      1,076,900
                                                     --------------
                                                         2,062,380
                                                     --------------

TEXAS (1.8%)
State Public Finance Authority,
   Series A, ACA, 5.00%, 2/15/28,
   (Callable 2/15/14 @ 100)               1,000,000        682,930
                                                     --------------

WASHINGTON (2.6%)
Metropolitan Park District of Tacoma,
   GO, MBIA, FGIC, 5.00%, 12/1/22,
   (Callable 12/1/15 @ 100)               1,000,000        986,240
                                                     --------------

TOTAL MUNICIPAL BONDS                                   35,958,261
                                                     --------------

MUNICIPAL DEMAND NOTES (0.0%)
KENTUCKY (0.0%)
Shelby County Lease Program, Series
   A, 1.20%, 11/3/08, (LOC: U.S. Bancorp)
   (a) (c)                                    5,000          5,000
                                                     --------------

TOTAL MUNICIPAL DEMAND NOTES                                 5,000
                                                     --------------

                                           SHARES
                                        ------------
MONEY MARKETS (3.4%)
AIM TFIT Tax-Free Cash Reserve
   Portfolio (b)                              6,777          6,777
Dreyfus Tax Exempt Cash Management        1,288,747      1,288,747
Goldman Sachs Financial Square Funds
   - Tax-Free Money Market Fund (b)           4,922          4,922
Merrill Lynch Funds For Institutions
   Series - Institutional Tax-Exempt
   Fund (b)                                   5,846          5,846
                                                     --------------

TOTAL MONEY MARKETS                                      1,306,292
                                                     --------------

TOTAL INVESTMENTS (COST $39,076,989) - 98.3%            37,269,553


                                    Continued

MUNICIPAL BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

-------------------------------------------------------------------


                                                           VALUE
                                                      -------------


OTHER ASSETS IN EXCESS OF LIABILITIES - 1.7%               626,454
                                                      -------------

NET ASSETS - 100.0%                                   $ 37,896,007
                                                      =============



NOTES TO SCHEDULE OF INVESTMENTS

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2008.

(b)  Investment is in Institutional Shares of underlying fund/portfolio.

(c)  Maturity date is next rate reset date.

The following abbreviations are used in the Schedule of Investments:
ACA - American Capital Access Holdings Ltd.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
CP - Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.
GNMA - Government National Mortgage Association
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance

INVESTMENT CONCENTRATION AS A PERCENTAGE OF NET ASSETS, BY INDUSTRY:
Airport                                                       1.4%
Education                                                     1.8%
Facilities                                                    2.8%
General                                                       3.8%
General Obligation                                           19.5%
Higher Education                                             13.7%
Housing                                                       2.6%
Investment Companies                                          3.5%
Medical                                                       7.5%
Power                                                         2.2%
School District                                              15.3%
Single Family Housing                                         1.5%
Student Loan                                                  2.7%
Transportation                                                3.8%
Utilities                                                     6.0%
Water                                                        10.2%



                     See notes to schedules of investments.

INTERMEDIATE MUNICIPAL BOND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

----------------------------------------------------------------------

                                            PRINCIPAL
                                             AMOUNT         VALUE
                                          ------------ ---------------

MUNICIPAL BONDS (91.7%)
ALABAMA (5.9%)
Birmingham Baptist Medical Centers
   Special Care Facilities Financing
   Authority, Series A, 5.00%, 11/15/14    $4,000,000     $ 3,753,480
County of Mobile, GO, FSA, 5.25%,
   8/1/17, (Callable 8/1/14 @ 100)          3,080,000       3,216,105
                                                       ---------------
                                                            6,969,585
                                                       ---------------

ALASKA (1.6%)
State of Alaska, Sport Fishing
   Revenue, CIFG, 4.25%, 4/1/15             1,000,000         976,370
State of Alaska, Sport Fishing
   Revenue, CIFG, 4.38%, 4/1/16             1,000,000         970,670
                                                       ---------------
                                                            1,947,040
                                                       ---------------

ARIZONA (7.3%)
Arizona Health Facilities Authority
   Revenue, Banner Health, Series D,
   5.00%, 1/1/26, (Callable 1/1/18 @ 100)     250,000         218,795
City of Tempe Performing Arts Center,
   AMBAC, 5.25%, 7/1/17, (Callable
   7/1/14 @ 100)                            2,000,000       2,059,440
Health Facilities Authority, Phoenix
   Children's Hospital, Series B, 2.67%,
   2/1/42, (Callable 2/2/15 @ 100) (a)      1,000,000         890,000
Mesa Street and Highway, MBIA, FGIC,
   6.25%, 7/1/12                            1,000,000       1,094,160
Mesa Street and Highway, FGIC, 6.25%,
   7/1/13, (Prerefunded 7/1/11 @ 100)       1,000,000       1,088,820
Pima County Industrial Development
   Authority, American Charter Schools
   Foundation, Series A, 5.13%, 7/1/15      1,140,000       1,020,539
Tucson Street and Highway, Series
   1994-E, MBIA, FGIC, 6.75%, 7/1/13        2,000,000       2,255,460
                                                       ---------------
                                                            8,627,214
                                                       ---------------

ARKANSAS (0.9%)
University of Arkansas, UAMS Campus,
   MBIA, FGIC, 5.00%, 3/1/16                1,000,000       1,000,970
                                                       ---------------

CALIFORNIA (3.6%)
California State Department of Water
   Resources, Central Valley Project,
   Series AE, 5.00%, 12/1/22, (Callable
   6/1/18 @ 100)                              500,000         498,530
Chaffey Community College District,
   Series C, GO, MBIA, 0.00%, 6/1/16 **       750,000         528,833
City of San Jose, Series A, AMBAC,
   AMT, 5.00%, 3/1/14                       1,000,000         962,070
City of San Jose, Series A, AMBAC,
   AMT, 5.00%, 3/1/15                         500,000         471,345
East Bay Regional Park District, GO,
   5.25%, 9/1/20                              750,000         787,763

                                    Continued


                                           PRINCIPAL
                                             AMOUNT         VALUE
                                          ------------ --------------

MUNICIPAL BONDS, CONTINUED
CALIFORNIA, CONTINUED
La Canada Unified School District,
   Series A, GO, MBIA, 5.50%, 8/1/24,
   (Callable 8/1/14 @ 100)                  $ 375,000      $ 381,240
Placentia-Yorba Linda Unified School
   District, Series B, GO, MBIA, FGIC,
   5.38%, 8/1/22, (Callable 8/1/14 @ 100)     675,000        681,412
                                                       --------------
                                                           4,311,193
                                                       --------------

COLORADO (1.3%)
Summit County School District No
   Re001, GO, FSA, 5.75%, 12/1/12,
   (Callable 12/1/11 @ 100)                 1,465,000      1,564,122
                                                       --------------

FLORIDA (0.4%)
City of Pembroke Pines, GO, MBIA,
   4.00%, 9/1/15                              185,000        183,268
City of Pembroke Pines, GO, MBIA,
   4.13%, 9/1/16                              250,000        245,360
                                                       --------------
                                                             428,628
                                                       --------------

HAWAII (0.7%)
State of Hawaii Highways, FSA, 5.50%,
   7/1/10                                     765,000        800,802
                                                       --------------

ILLINOIS (8.3%)
Chicago Metropolitan Water
   Reclamation District-Greater Chicago
   Capital Improvements, GO, ETM, 5.50%,
   12/1/10                                  3,000,000      3,186,300
Chicago O'Hare International Airport,
   Series A, FSA, 4.00%, 1/1/15             1,000,000        977,500
City of Greenville, Greenville
   College Project, 4.50%, 11/1/36,
   (LOC: National City Corp.),
   (Mandatory Put 11/1/09 @ 100) (a)        1,000,000      1,000,210
Educational Facilities Authority, The
   Art Institute of Chicago, Series A,
   4.13%, 3/1/30, (Mandatory Put
   3/1/13 @ 100) (a)                        1,000,000        997,010
Finance Authority, Children's
   Memorial Hospital, Series B, 5.50%,
   8/15/21, (Callable 8/15/18 @ 100)        2,000,000      1,827,880
Finance Authority, Children's
   Memorial Hospital, Series B, 5.50%,
   8/15/23, (Callable 8/15/18 @ 100)        1,000,000        893,890
Finance Authority, Metropolis
   Project, 4.75%, 12/1/10                    200,000        201,068
Finance Authority, Metropolis
   Project, 5.00%, 12/1/11                    250,000        250,293
Finance Authority, Metropolis
   Project, 5.00%, 12/1/12                    275,000        272,173


                                    Continued

INTERMEDIATE MUNICIPAL BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

----------------------------------------------------------------------

                                           PRINCIPAL
                                             AMOUNT         VALUE
                                          ------------ ---------------

MUNICIPAL BONDS, CONTINUED
ILLINOIS, CONTINUED
Finance Authority, Metropolis
   Project, 5.00%, 12/1/13                  $ 275,000       $ 269,951
                                                       ---------------
                                                            9,876,275
                                                       ---------------

INDIANA (6.4%)
Ball State University, Student Fee,
   Series N, FSA, 4.00%, 7/1/15               500,000         493,355
Health & Educational Facilities
   Financing Authority, Clarian Health
   Obligation Group, Series B, 5.00%,
   2/15/16                                    500,000         464,635
Health & Educational Facilities
   Financing Authority, Clarian Health
   Obligation Group, Series B, 5.00%,
   2/15/19, (Callable 2/15/16 @ 100)        1,000,000         878,690
Local Public Improvement Bond Bank,
   Airport Authority, Series F, AMT,
   AMBAC, 5.00%, 1/1/19, (Callable
   7/1/16 @ 100)                            2,550,000       2,254,506
Municipal Power Supply Agency, Series
   B, MBIA, 6.00%, 1/1/13                   3,000,000       3,193,620
State Finance Authority, Revolving
   Fund Project, Series A, 5.00%, 2/1/15      250,000         263,873
                                                       ---------------
                                                            7,548,679
                                                       ---------------

IOWA (0.1%)
Iowa State University, Science and
   Technology, 3.75%, 7/1/10                  140,000         142,881
                                                       ---------------

KENTUCKY (0.9%)
Area Development Districts, City of
   Versailles, Series C, CP, ETM, 3.00%,
   12/1/09                                    255,000         257,642
Area Development Districts, Lease
   Acquisition, Series AB, 3.00%,
   6/1/09, (LOC: Wachovia Corp.)              240,000         237,367
Housing Corp., Series A, AMT, 3.45%,
   1/1/10                                     275,000         273,809
Munfordville Industrial Development,
   Louisville Bedding Co. Project, AMT,
   3.50%, 6/1/09, (LOC: JP Morgan, Inc.)      310,000         310,747
                                                       ---------------
                                                            1,079,565
                                                       ---------------

LOUISIANA (1.1%)
Public Facilities Authority,
   Pennington Medical Foundation
   Project, 5.00%, 7/1/16                   1,000,000         940,940
State Citizens Property Insurance
   Corp., Series B, AMBAC, 5.00%,
   6/1/18, (Callable 6/1/16 @ 100)            400,000         385,728
                                                       ---------------
                                                            1,326,668
                                                       ---------------


                                    Continued


                                           PRINCIPAL
                                             AMOUNT         VALUE
                                          ------------ --------------

MUNICIPAL BONDS, CONTINUED
MICHIGAN (14.5%)
Detroit Sewer Disposal, Series A,
   FGIC, 5.50%, 7/1/36, (Callable
   7/1/18 @ 100)                           $1,000,000      $ 952,220
Detroit Water Supply System, Series
   A, FSA, 5.00%, 7/1/16                      500,000        513,745
Higher Education Facilities
   Authority, Hope College Project,
   4.70%, 10/1/09                             200,000        199,652
Higher Education Facilities
   Authority, Hope College Project,
   4.80%, 10/1/10, (Callable
   10/1/09 @ 100)                             590,000        584,578
Higher Education Student Loan
   Authority, Series XVII-I, AMBAC, AMT
   3.95%, 3/1/11                            1,000,000        974,410
Kent Hospital Finance Authority,
   Spectrum Health, Series A, 5.50%,
   1/15/13, (Prerefunded 7/15/11 @ 101)       125,000        134,285
Montague Public School District, GO,
   Q-SBLF, 5.50%, 5/1/12, (Callable
   11/1/11 @ 100)                             430,000        455,043
Montague Public School District, GO,
   Q-SBLF, 5.50%, 5/1/12, (Prerefunded
   11/1/11 @ 100)                             575,000        618,740
State Building Authority, Facilities
   Program, Series I, AMBAC, 5.00%,
   10/15/29, (Mandatory Put
   10/15/11 @ 100) (a)                      1,500,000      1,562,715
State Building Authority, Police
   Communications, ETM, 5.50%, 10/1/12        350,000        380,209
State Hospital Finance Authority,
   Crittenton Hospital, Series A, 4.35%,
   3/1/09                                     500,000        501,100
State Hospital Finance Authority,
   Edward W. Sparrow Hospital, 5.00%,
   11/15/15                                   500,000        482,255
State Hospital Finance Authority,
   Henry Ford Health System, Series A,
   5.00%, 11/15/18, (Callable
   11/15/16 @ 100)                            500,000        456,795
State Hospital Finance Authority,
   Holland Community Hospital, Series A,
   5.00%, 1/1/15, (Callable 1/1/14 @ 100)     505,000        488,067
State Hospital Finance Authority,
   Marquette General Hospital, Series A,
   5.00%, 5/15/13                           1,505,000      1,435,484
State Hospital Finance Authority,
   Oakwood Healthcare System, Series A,
   5.00%, 7/15/15                             500,000        480,300
State Housing Development Authority,
   Series A, AMT, 3.95%, 12/1/12              660,000        633,699


                                    Continued

INTERMEDIATE MUNICIPAL BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

----------------------------------------------------------------------

                                           PRINCIPAL
                                             AMOUNT         VALUE
                                          ------------ ---------------

MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
State Housing Development Authority,
   Multi-Family, Series A, AMT, GNMA,
   4.15%, 4/20/11                           $ 320,000       $ 317,744
State Housing Development Authority,
   Multi-Family, Series A, AMT, GNMA,
   4.40%, 4/20/13                             175,000         169,715
State of Michigan, Grant Antic
   Buildings, FSA, 4.50%, 9/15/15             500,000         511,940
State of Michigan, Grant Antic
   Buildings, FSA, 5.25%, 9/15/18,
   (Callable 9/15/17 @ 100)                   500,000         520,400
State of Michigan, Trunk Line, Series
   A, 5.25%, 11/1/13                          600,000         642,384
Strategic Fund, International
   Project, 4.75%, 8/1/11                   2,240,000       2,210,365
Strategic Fund, International
   Project, 5.00%, 8/1/13                     820,000         793,260
Wyandotte Electric, Series A, AMT,
   MBIA, 4.50%, 10/1/14                       600,000         558,102
Wyandotte Electric, Series A, AMT,
   MBIA, 5.00%, 10/1/13                       600,000         583,182
                                                       ---------------
                                                           17,160,389
                                                       ---------------

MINNESOTA (2.6%)
Housing Finance Agency, Series F,
   AMT, 4.55%, 7/1/12, (Callable
   7/1/11 @ 100)                            1,130,000       1,114,869
St. Paul Housing & Redevelopment
   Authority, Smith Avenue Transit
   Center, 3.50%, 6/1/12, (Callable
   6/1/10 @ 100)                            2,000,000       1,976,920
                                                       ---------------
                                                            3,091,789
                                                       ---------------

MISSOURI (2.8%)
City of Brentwood, Brentwood Square
   Project, 4.13%, 5/1/11                     245,000         240,379
Missouri State Highways & Transit
   Commission, 4.00%, 5/1/15                  425,000         429,709
Missouri State Highways & Transit
   Commission, 4.25%, 5/1/16                  525,000         534,455
Missouri State Highways & Transit
   Commission, 4.25%, 5/1/17                1,030,000       1,032,184
Missouri State Highways & Transit
   Commission, 4.50%, 5/1/17                1,070,000       1,091,218
                                                       ---------------
                                                            3,327,945
                                                       ---------------

NEBRASKA (0.7%)
Investment Finance Authority, Single
   Family Housing, Series C, AMT, 3.75%,
   9/1/11                                     215,000         210,874
Investment Finance Authority, Single
   Family Housing, Series C, AMT, 3.85%,
   3/1/12                                     125,000         120,600


                                    Continued


                                           PRINCIPAL
                                              AMOUNT         VALUE
                                          ------------ --------------

MUNICIPAL BONDS, CONTINUED
NEBRASKA, CONTINUED
Investment Finance Authority, Single
   Family Mortgage, Series D, AMT,
   GNMA-FNMA-FHLMC, 4.10%, 9/1/10           $ 220,000      $ 220,735
Investment Finance Authority, Single
   Family Mortgage, Series D, AMT,
   GNMA-FNMA-FHLMC, 4.25%, 9/1/11             315,000        313,019
                                                       --------------
                                                             865,228
                                                       --------------

NEVADA (1.2%)
County of Clark, GO, FSA, 4.50%,
   6/1/17, (Callable 6/1/16 @ 100)          1,325,000      1,326,219
Douglas County, Solid Waste Disposal,
   GO, AMT, MBIA, 3.75%, 12/1/09              100,000         99,668
                                                       --------------
                                                           1,425,887
                                                       --------------

NEW JERSEY (2.7%)
New Jersey Sports & Exposition
   Authority, Series B, 4.00%, 9/1/19,
   (Callable 9/1/18 @ 100)                    500,000        447,795
State Turnpike Authority, Series A,
   ETM, MBIA, 6.00%, 1/1/13                 1,925,000      2,133,593
State Turnpike Authority, Series A,
   MBIA, 6.00%, 1/1/13                        575,000        621,909
                                                       --------------
                                                           3,203,297
                                                       --------------

NEW MEXICO (3.3%)
County of Bernalillo, 5.25%, 4/1/27           500,000        488,295
Mortgage Finance Authority, Single
   Family Mortgage, Series A, AMT,
   GNMA-FNMA-FHLMC, 5.50%, 7/1/36,
   (Callable 1/1/15 @ 102) (a)                200,000        183,426
Mortgage Finance Authority, Single
   Family Mortgage, Series A2, Class I,
   AMT, GNMA-FNMA-FHLMC, 3.90%, 1/1/19,
   (Callable 1/1/16 @ 100)                     75,000         68,694
Mortgage Finance Authority, Single
   Family Mortgage, Series A2, Class I,
   AMT, GNMA-FNMA-FHLMC, 4.40%, 1/1/27,
   (Callable 1/1/16 @ 100)                  2,000,000      1,786,000
Mortgage Finance Authority, Single
   Family Mortgage, Series D2, Class I,
   AMT, GNMA-FNMA-FHLMC, 4.05%, 7/1/26,
   (Callable 7/1/15 @ 100)                    515,000        474,969
Taos County, Educational
   Improvements, ETM, 3.88%, 10/1/11          565,000        578,854
University of New Mexico, System
   Implements, Series A, FSA, 5.00%,
   6/1/21, (Callable 6/1/17 @ 100)            365,000        365,263
                                                       --------------
                                                           3,945,501
                                                       --------------

NEW YORK (1.5%)
City of New York, Series E, GO,
   5.00%, 8/1/16                              750,000        764,955

                                    Continued

INTERMEDIATE MUNICIPAL BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

----------------------------------------------------------------------

                                           PRINCIPAL
                                             AMOUNT         VALUE
                                          ------------ ---------------

MUNICIPAL BONDS, CONTINUED
NEW YORK, CONTINUED
New York State Thruway Authority,
   Series A, 5.00%, 4/1/21, (Callable
   4/1/18 @ 100)                            $ 500,000       $ 495,195
New York State Thruway Authority,
   Series A, 5.00%, 4/1/22, (Callable
   4/1/18 @ 100)                              500,000         491,255
                                                       ---------------
                                                            1,751,405
                                                       ---------------

OHIO (3.9%)
Berea, GO, 5.13%, 12/1/13                     785,000         815,113
County of Cuyahoga Capital
   Improvements, GO, 5.25%, 12/1/18,
   (Callable 12/1/14 @ 100)                   915,000         938,406
Housing Finance Agency, Residential
   Mortgage, Series C, AMT, GNMA-FNMA,
   3.55%, 3/1/10                              990,000         986,317
Housing Finance Agency, Residential
   Mortgage, Series C, AMT, GNMA-FNMA,
   3.70%, 3/1/11                              995,000         978,891
Housing Finance Agency, Residential
   Mortgage, Series C, AMT, GNMA-FNMA,
   4.00%, 3/1/14                              500,000         465,905
State Economic Enterprise, Series 3,
   AMT, 4.08%, 6/1/13                         395,000         402,900
                                                       ---------------
                                                            4,587,532
                                                       ---------------

OREGON (1.6%)
State Department of Transportation,
   Series A, 5.25%, 11/15/16,
   (Prerefunded 11/15/14 @ 100)             1,775,000       1,931,165
                                                       ---------------

PENNSYLVANIA (3.0%)
Allegheny County Airport Authority,
   Series B, AMT, FGIC, 5.00%, 1/1/16       1,000,000         929,130
Allegheny County Hospital Development
   Authority, University of Pittsburgh
   Medical Center, Series A, 5.00%,
   9/1/17                                   1,000,000         974,650
Higher Educational Facilties
   Authority, Widener University, 3.60%,
   7/15/11                                    250,000         241,415
Higher Educational Facilties
   Authority, Widener University, 3.75%,
   7/15/12                                    405,000         383,401
Lehigh Northampton Airport Authority,
   Series A, AMT, MBIA, 5.00%, 1/1/19,
   (Callable 1/1/15 @ 100)                  1,175,000       1,038,841
                                                       ---------------
                                                            3,567,437
                                                       ---------------


                                   Continued


                                           PRINCIPAL
                                             AMOUNT         VALUE
                                          ------------ --------------

MUNICIPAL BONDS, CONTINUED
PUERTO RICO (3.7%)
Commonwealth of Puerto Rico, Series
   A, GO, 5.00%, 7/1/30, (Mandatory Put
   7/1/12 @ 100) (a)                       $2,000,000    $ 1,970,960
Commonwealth of Puerto Rico, Series
   A, GO, 5.25%, 7/1/22, (Callable
   7/1/16 @ 100)                            1,000,000        916,650
Government Development Bank, Series
   C, AMT, 5.25%, 1/1/15                    1,500,000      1,435,890
                                                       --------------
                                                           4,323,500
                                                       --------------

TENNESSEE (3.0%)
Housing Development Agency, Series A,
   4.00%, 7/1/10                            1,100,000      1,108,525
Metropolitan Nashville Airport
Authority, Series C, AMT, MBIA, FGIC,
   5.38%, 7/1/14, (Callable
   12/8/08 @ 102)                           2,570,000      2,501,972
                                                       --------------
                                                           3,610,497
                                                       --------------

TEXAS (4.4%)
Longview Independent School District,
   GO, PSF, 4.75%, 2/15/36, (Callable
   8/15/18 @ 100)                             500,000        433,985
Lower Colorado River Authority,
   5.75%, 5/15/28, (Callable
   5/15/15 @ 100)                           1,500,000      1,512,945
North Texas Tollway Authority, Series
   A, 6.00%, 1/1/23, (Callable
   1/1/18 @ 100)                            1,000,000        999,900
Spring Independent School District,
   Series A, GO, PSF, 5.00%, 8/15/16        1,000,000      1,053,840
Texas Municipal Power Agency, AMBAC,
   4.00%, 9/1/12, (Callable
   12/8/08 @ 100)                             500,000        500,105
White Settlement Independent School
   District, GO, PSF, 4.50%, 8/15/15        1,000,000        740,190
                                                       --------------
                                                           5,240,965
                                                       --------------

WASHINGTON (4.3%)
Grant County Public Utility District
   No. 2 Priest Rapids, Series H, FSA,
   5.00%, 1/1/11                            2,485,000      2,596,924
King County School District No. 415
   Kent, Series A, GO, 5.55%, 12/1/11       2,000,000      2,070,960
Yakima County, GO, AMBAC, 5.25%,
   12/1/16, (Callable 12/1/12 @ 100)          425,000        443,458
                                                       --------------
                                                           5,111,342
                                                       --------------

TOTAL MUNICIPAL BONDS                                    108,767,501
                                                       --------------


                                    Continued

INTERMEDIATE MUNICIPAL BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------


                                             SHARES         VALUE
                                          ------------ ---------------

MONEY MARKETS (7.0%)
AIM TFIT Tax-Free Cash Reserve
   Portfolio (b)                            3,155,457     $ 3,155,457
Dreyfus Tax Exempt Cash Management (b)      5,191,732       5,191,732
Goldman Sachs Financial Square Funds
   - Tax-Free Money Market Fund (b)             7,716           7,716
Merrill Lynch Funds For Institutions
   Series - Institutional Tax-Exempt
   Fund (b)                                     7,787           7,787
                                                       ---------------

TOTAL MONEY MARKETS                                         8,362,692
                                                       ---------------

TOTAL INVESTMENTS (COST $120,186,928) - 98.7%             117,130,193

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%                1,541,694
                                                       ---------------

NET ASSETS - 100.0%                                      $118,671,887
                                                       ===============



NOTES TO SCHEDULE OF INVESTMENTS

**   Rate represents the effective yield at purchase.

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2008.

(b)  Investment is in Institutional Shares of underlying fund/portfolio.

The following abbreviations are used in the Schedule of Investments:
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIX Financial Guaranty Services, Inc.
CP - Certificates of Participation
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.
GNMA - Government National Mortgage Association
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
PSF - Public School Fund
Q-SBLF - Qualified School Bond Loan Fund


INVESTMENT CONCENTRATION AS A PERCENTAGE OF NET ASSETS, BY INDUSTRY:
Airport                                                5.8%
Bond Bank                                              1.9%
Development                                            5.0%
Education                                              0.9%
Facilities                                             2.4%
General                                                6.5%
General Obligation                                    13.4%
Higher Education                                       5.0%
Housing                                                5.8%
Investment Companies                                   7.0%
Medical                                               12.5%
Multifamily Housing                                    0.4%
Power                                                  6.3%
School District                                        6.7%
Single Family Housing                                  3.4%
Student Loan                                           0.8%
Transportation                                        13.2%
Utilities                                              0.8%
Water                                                  0.9%


               See notes to schedules of investments.

OHIO MUNICIPAL BOND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------

                                            PRINCIPAL
                                              AMOUNT       VALUE
                                           ----------- -------------

MUNICIPAL BONDS (97.3%)
CALIFORNIA (0.6%)
California State Department of Water
   Resources, Central Valley Project,
   Series AE, 5.00%, 12/1/22, (Callable
   6/1/18 @ 100)                            $ 500,000     $ 498,530
                                                       -------------

COLORADO (2.0%)
Denver City & County Airport System,
   Series A, MBIA, FGIC, 5.00%,
   11/15/19, (Callable 11/15/16 @ 100)      1,765,000     1,695,335
                                                       -------------

MICHIGAN (0.5%)
Calumet Laurium & Keweenah Public
   Schools, GO, FSA, Q-SBLF, 4.00%,
   5/1/15                                     460,000       472,379
                                                       -------------

NEW MEXICO (0.6%)
County of Bernalillo, 5.25%, 4/1/27           500,000       488,295
                                                       -------------

OHIO (88.6%)
Akron Bath Copley Joint Township
   Hospital District, Akron General
   Health System, Series A, 5.00%, 1/1/14     200,000       197,838
Akron Bath Copley Joint Township
   Hospital District, Akron General
   Health System, Series A, 5.00%, 1/1/15     320,000       312,355
Akron Bath Copley Joint Township
   Hospital District, Summa Health
   System, Series A, RADIAN, 5.25%,
   11/15/16, (Callable 11/15/14 @ 100)      1,000,000       931,250
American Municipal Power-Ohio, Inc.,
   Omega JV2 Project, AMBAC, 5.25%,
   1/1/11                                   1,825,000     1,885,973
Beavercreek Local School District,
   GO, MBIA, FGIC, 6.60%, 12/1/15           1,500,000     1,663,605
Cincinnati City School District,
   Classroom Construction and
   Improvements, GO, MBIA, FGIC, 5.00%,
   12/1/17                                  1,000,000     1,038,040
Cincinnati City School District,
   Classroom Facilities Construction and
   Improvements, GO, FSA, 5.25%,
   12/1/14, (Prerefunded 12/1/13 @ 100)     1,500,000     1,636,545
City of Cleveland, GO, AMBAC, 5.25%,
   12/1/17, (Callable 12/1/14 @ 100)        1,125,000     1,175,344
City of Cleveland, GO, FSA-CR, AMBAC,
   5.50%, 10/1/19                           2,000,000     2,115,180
City of Columbus Sewer Revenue,
   Series A, 5.00%, 6/1/23, (Callable
   12/1/17 @ 100)                           1,000,000     1,000,680
City of North Olmsted, GO, AMBAC,
   6.20%, 12/1/11                           3,000,000     3,136,440


                                    Continued



                                           PRINCIPAL
                                              AMOUNT        VALUE
                                           ------------ ------------

MUNICIPAL BONDS, CONTINUED
OHIO, CONTINUED
City of Olentangy Local School
   District, GO, FSA, 5.00%, 12/1/22,
   (Callable 6/1/16 @ 100)                  $2,000,000  $ 2,012,580
County of Cuyahoga Capital
   Improvements, GO, 5.25%, 12/1/18,
   (Callable 12/1/14 @ 100)                  2,000,000    2,051,160
County of Cuyahoga Jail Facilities,
   GO, MBIA-IBC, 5.25%, 10/1/13              3,000,000    3,217,650
County of Erie Hospital Facilities,
   Firelands Regional Medical Center,
   Series A, 5.50%, 8/15/12                    250,000      252,255
County of Hamilton Hospital
   Facilities, Cincinnati Children's
   Hospital, Series J, MBIA, FGIC,
   4.50%, 5/15/14                            1,510,000    1,451,442
County of Lucas, GO, AMBAC-TCRS,
   6.65%, 12/1/12, (Callable
   6/1/09 @ 100)                               100,000      100,320
Dayton-Montgomery County Port
   Authority, Series A, AMT, 4.75%,
   11/15/15                                    470,000      473,276
Dayton-Montgomery County Port
   Authority, Parking Garage Project,
   Series A, 5.00%, 11/15/17, (Callable
   5/15/14 @ 100)                              860,000      707,797
Franklin County, American Chemical
   Society Project, 5.50%, 10/1/12,
   (Callable 10/1/09 @ 101)                  2,270,000    2,313,924
Franklin County Convention Facilities
   Authority, AMBAC, 5.00%, 12/1/26,
   (Callable 12/1/15 @ 100)                  3,000,000    2,892,600
Franklin County, Online Computer
   Library Center, 5.00%, 4/15/10            2,270,000    2,315,514
Franklin County, Trinity Health
   Credit, Series A, 5.00%, 6/1/13             475,000      480,054
Housing Finance Agency, Series A,
   AMT, GNMA, 3.30%, 9/1/30, (Callable
   3/1/13 @ 100)                               510,000      432,302
Housing Finance Agency, Series A,
   AMT, GNMA, 3.65%, 9/1/11                    540,000      527,936
Housing Finance Agency, Series A3,
   AMT, 4.35%, 9/1/10                          135,000      136,108
Housing Finance Agency, Series A3,
   AMT, 4.55%, 9/1/11                          135,000      135,259
Housing Finance Agency, Residential
   Mortgage, Series C, AMT, GNMA-FNMA,
   3.90%, 3/1/13                               995,000      943,111
Kettering City School District, GO,
   FSA, 4.75%, 12/1/20, (Callable
   6/1/17 @ 100)                             1,860,000    1,808,590
Miami County Hospital Facilities,
   Upper Valley Medical Center, 5.25%,
   5/15/15                                     500,000      466,235


                                    Continued

OHIO MUNICIPAL BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------

                                            PRINCIPAL
                                              AMOUNT       VALUE
                                           ----------- -------------

MUNICIPAL BONDS, CONTINUED
OHIO, CONTINUED
Municipal Electric Generation Agency,
   Joint Venture, AMBAC, 5.00%, 2/15/14    $1,885,000    $1,936,649
Ohio State Higher Educational
   Facility Commission, Denison
   University Project, 5.50%, 11/1/12,
   (Callable 11/1/11 @ 101)                 1,000,000     1,062,710
Ohio State Higher Educational
   Facility Commission, John Carroll
   University, 5.25%, 11/15/14,
   (Callable 11/15/13 @ 100)                1,435,000     1,458,950
Ohio State Higher Educational
   Facility Commission, John Carroll
   University, 5.25%, 11/15/15,
   (Callable 11/15/13 @ 100)                1,490,000     1,501,428
Ohio State Higher Educational
   Facility Commission, Xavier
   University Project, ETM, CIFG, 5.00%,
   5/1/16                                   2,010,000     2,128,449
Ohio State Higher Educational
   Facility Commission, Xavier
   University Project, CIFG, 5.00%,
   5/1/19, (Prerefunded 5/1/16 @ 100)       3,115,000     3,298,567
Ohio State University, Series B,
   5.25%, 6/1/18, (Callable 6/1/13 @ 100)   5,880,000     5,951,501
Orrville City School District, School
   Facilities Construction, GO, AMBAC,
   4.50%, 12/1/18, (Callable
   12/1/17 @ 100)                             415,000       405,613
Orrville City School District, School
   Facilities Construction, GO, AMBAC,
   5.00%, 12/1/20, (Callable
   12/1/17 @ 100)                             350,000       351,306
Orrville City School District, School
   Facilities Construction, GO, AMBAC,
   5.00%, 12/1/22, (Callable
   12/1/17 @ 100)                             500,000       494,110
Richland County Hospital Facilities,
   Medcentral Health Systems, 5.00%,
   11/15/15                                   770,000       735,350
State Economic Enterprise, Series
   2002-6, AMT, 4.40%, 12/1/12                740,000       753,594
State Higher Educational Facility
   Commission, Case Western Reserve
   University, Series D, 6.25%, 7/1/14      6,500,000     7,030,790
State of Ohio, Common Schools, GO,
   5.00%, 6/15/13                           1,000,000     1,063,640
State of Ohio, Higher Education,
   Series A, GO, 4.25%, 5/1/16              2,310,000     2,326,239
State of Ohio, Higher Educational
   Facility Commission, Mount Union
   College Project, 4.75%, 10/1/15            385,000       378,532


                                    Continued


                                            PRINCIPAL
                                              AMOUNT        VALUE
                                           ------------ ------------

MUNICIPAL BONDS, CONTINUED
OHIO, CONTINUED
State of Ohio, Higher Educational
   Facility Commission, Mount Union
   College Project, 4.75%, 10/1/16           $ 300,000    $ 290,466
State of Ohio, Higher Educational
   Facility Commission, Mount Union
   College Project, 5.25%, 10/1/21,
   (Callable 10/1/16 @ 100)                    980,000      916,202
State of Ohio, Higher Educational
   Facility Commission, Ohio Northern
   University Project, 3.50%, 5/1/10           475,000      473,371
State of Ohio, Higher Educational
   Facility Commission, Ohio Northern
   University Project, 3.88%, 5/1/13           645,000      625,166
Steubenville Hospital Facilities,
   Trinity Health, 3.57%, 10/1/30 (a)          945,000      746,550
Toledo-Lucas County Port Authority,
   Crocker Park Public Improvement
   Project, 5.00%, 12/1/08                   1,155,000    1,155,924
Toledo-Lucas County Port Authority,
   Crocker Park Public Improvement
   Project, 5.00%, 12/1/09                   1,110,000    1,119,613
University of Akron, FGIC, 5.50%,
   1/1/20, (Prerefunded 1/1/10 @ 101)        2,015,000    2,108,597
University of Cincinnati, University
   Center Project, CP,MBIA, 5.00%, 6/1/10      300,000      308,073
                                                        ------------
                                                         76,432,753
                                                        ------------

PENNSYLVANIA (1.1%)
Allegheny County Hospital Development
   Authority, University of Pittsburgh
   Medical Center, Series A, 5.00%,
   9/1/16                                    1,000,000      983,160
                                                        ------------

PUERTO RICO (2.3%)
Commonwealth of Puerto Rico, Series
   A, GO, 5.00%, 7/1/30, (Mandatory Put
   7/1/12 @ 100) (a)                         2,000,000    1,970,960
                                                        ------------

TEXAS (1.7%)
City of Pflugerville Independent
   School District, GO, PSF, 5.00%,
   2/15/33, (Callable 2/15/17 @ 100)         1,000,000      930,810
Spring Independent School District,
   Series 2008-A, GO, PSF, 5.00%, 8/15/15      500,000      529,500
                                                        ------------
                                                          1,460,310
                                                        ------------

TOTAL MUNICIPAL BONDS                                    84,001,722
                                                        ------------


                                    Continued

OHIO MUNICIPAL BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------


                                              SHARES       VALUE
                                           ----------- -------------

MONEY MARKETS (2.2%)
Dreyfus Tax Exempt Cash Management (b)      1,491,708    $1,491,708
Goldman Sachs Financial Square Funds
   - Tax-Free Money Market Fund (b)           450,630       450,630
                                                       -------------

TOTAL MONEY MARKETS                                       1,942,338
                                                       -------------

TOTAL INVESTMENTS (COST $88,052,963) - 99.6%             85,944,060

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                354,009
                                                       -------------

NET ASSETS - 100.0%                                     $86,298,069
                                                       =============




NOTES TO SCHEDULE OF INVESTMENTS

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2008.

(b)  Investment is in Institutional Shares of underlying fund.

The following abbreviations are used in the Schedule of Investments:
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty Services, Inc.
CP - Certificate of Participation
CR - Custodian Receipt
ETM - Escrowed to Maturity
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.
GNMA - Government National Mortgage Association
GO - General Obligation
IBC - Bond Certificate
MBIA - Municipal Bond Investors Assurance
PSF - Public School Fund
Q-SBLF - Qualified School Bond Loan Fund
Radian - Radian Guaranty, Inc.
TCRS - Temporary Custodian Receipts


INVESTMENT CONCENTRATION AS A PERCENTAGE OF NET ASSETS, BY INDUSTRY:
Airport                                               2.0%
Development                                           3.6%
Facilities                                            3.3%
General                                               3.2%
General Obligation                                   19.9%
Higher Education                                     34.6%
Housing                                               2.5%
Investment Companies                                  2.2%
Medical                                               7.6%
Power                                                 4.4%
School District                                      13.1%
Transportation                                        1.4%
Utilities                                             1.2%
Water                                                 0.6%


            See notes to schedules of investments.

MICHIGAN MUNICIPAL BOND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------

                                           PRINCIPAL
                                             AMOUNT         VALUE
                                         ------------  -------------

MUNICIPAL BONDS (92.5%)
MICHIGAN (91.3%)
Avondale School District, GO, Q-SBLF,
   5.00%, 5/1/10                           $ 800,000      $ 828,064
Calumet Laurium & Keweenah Public
   Schools, GO, FSA, Q-SBLF, 3.75%,
   5/1/13                                    220,000        225,590
Calumet Laurium & Keweenah Public
   Schools, GO, FSA, Q-SBLF, 4.00%,
   5/1/14                                    455,000        470,138
Canton Charter Township Capital
   Improvements, GO, FSA, 5.00%, 4/1/14      100,000        105,671
Chippewa Valley Schools, GO, FSA,
   Q-SBLF, 5.00%, 5/1/14                     500,000        528,590
City of Ann Arbor Water Supply
   System, Series Y, MBIA, 5.00%, 2/1/10     880,000        906,004
City of Grand Haven, GO, FSA, 3.75%,
   4/1/16                                    245,000        245,514
City of Zeeland Water Supply System,
   AMT, 4.00%, 10/1/09                       280,000        281,700
Clarkston Community Schools, GO,
   FSA-CR, Q-SBLF, 5.25%, 5/1/29,
   (Prerefunded 5/1/13 @ 100)              1,000,000      1,083,540
Coldwater Electric, AMT, XLCA, 4.50%,
   8/1/11                                    515,000        505,653
Coldwater Electric, AMT, XLCA, 4.50%,
   8/1/13                                    570,000        541,614
Detroit Sewer Disposal, Series A,
   MBIA, 5.50%, 7/1/16                     1,500,000      1,564,620
Detroit Water Supply System, Series
   A, FSA, 5.00%, 7/1/15                   1,000,000      1,036,040
Essexville-Hampton Public Schools,
   GO, FSA, Q-SBLF, 4.00%, 5/1/14            250,000        257,430
Fremont Public School District, GO,
   FSA, Q-SBLF, 3.25%, 5/1/13                330,000        331,511
Goodrich Area School District, GO,
   FSA, Q-SBLF, 3.50%, 5/1/13                395,000        392,188
Grand Rapids & Kent County Joint
   Building Authority, GO, 5.50%, 10/1/09    605,000        625,026
Higher Education Student Loan
   Authority, Series XII-W, AMT, AMBAC,
   4.75%, 3/1/09                             200,000        200,498
Higher Education Student Loan
   Authority, Series XVII-I, AMT, AMBAC,
   3.65%, 3/1/10                           1,000,000        987,360
Kalamazoo Water Supply System, AMBAC,
   5.00%, 9/1/14                             450,000        475,484
Kalamazoo Water Supply System, AMBAC,
   5.00%, 9/1/15                             510,000        536,653
Kent Hospital Finance Authority,
   Spectrum Health, Series A, 5.25%,
   1/15/09                                 1,075,000      1,080,504
Kent Hospital Finance Authority,
   Spectrum Health, Series B, 5.00%,
   7/15/11                                   600,000        611,352


                                    Continued

                                           PRINCIPAL
                                             AMOUNT        VALUE
                                          ------------ -------------

MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
Michigan State South Central Power
   Agency, AMBAC, 4.50%, 11/1/11            $ 500,000     $ 509,525
Michigan State Trunk Line, MBIA,
   FGIC, 5.00%, 9/1/14                      1,000,000     1,050,770
Michigan State University, Series A,
   AMBAC, 4.00%, 2/15/12                      450,000       458,950
Mount Clemens Community School
   District, GO, Q-SBLF, 5.50%, 5/1/12,
   (Prerefunded 11/1/11 @ 100)              1,075,000     1,156,775
Municipal Bond Authority, Government
   Loan Program, Series C, 5.00%, 5/1/10    1,000,000     1,035,080
Municipal Bond Authority, State Clean
   Water Revolving Fund, 5.00%, 10/1/13     1,000,000     1,066,020
Ovid Elsie Area Schools, GO, FSA,
   Q-SBLF, 4.00%, 5/1/15                      525,000       539,128
Portage Public Schools, Building and
   Site, GO, FSA, 3.25%, 5/1/13               250,000       245,448
South Lyon Community Schools, Series
   II, GO, MBIA, 5.25%, 5/1/18,
   (Prerefunded 5/1/14 @ 100)                 675,000       732,827
State Building Authority, Facilities
   Program, Series I, AMBAC, 5.00%,
   10/15/29, (Mandatory Put
   10/15/11 @ 100) (a)                      1,000,000     1,041,810
State Hospital Finance Authority,
   Edward W. Sparrow Hospital, 5.00%,
   11/15/12                                   250,000       249,840
State Hospital Finance Authority,
   Henry Ford Health System, Series A,
   5.00%, 11/15/14                            250,000       243,770
State Hospital Finance Authority,
   Holland Community Hospital, Series A,
   4.15%, 1/1/12                              450,000       437,517
State Hospital Finance Authority,
   Marquette General Hospital, Series A,
   5.00%, 5/15/10                             905,000       902,267
State Hospital Finance Authority,
   Oakwood Healthcare System, Series A,
   5.00%, 7/15/11                             530,000       534,118
State Housing Development Authority,
   Parkway Meadows Project, FSA, 3.50%,
   10/15/09                                   710,000       713,685
State Housing Development Authority,
   Rental Housing, Series B, AMT, FSA,
   4.00%, 4/1/12                              145,000       140,515
State Housing Development Authority,
   Rental Housing, Series B, AMT, FSA,
   4.00%, 10/1/12                             195,000       187,966
State Housing Development Authority,
   Rental Housing, Series B, AMT, FSA,
   4.05%, 4/1/13                              100,000        95,381


                                    Continued

MICHIGAN MUNICIPAL BOND
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------

                                           PRINCIPAL
                                             AMOUNT         VALUE
                                         ------------  -------------

MUNICIPAL BONDS, CONTINUED
MICHIGAN, CONTINUED
State Housing Development Authority,
   Rental Housing, Series B, AMT, FSA,
   4.05%, 10/1/13                          $ 210,000      $ 199,109
State Housing Development Authority,
   Rental Housing, Series D, AMT, 3.75%,
   10/1/11                                   500,000        490,040
State of Michigan, Series A, CP,
   MBIA, 5.00%, 9/1/31, (Mandatory Put
   9/1/11 @ 100) (a)                       2,000,000      2,087,960
State of Michigan Comprehensive
   Transportation, Series A, FSA, 5.50%,
   5/15/11                                   950,000      1,005,888
State of Michigan, Grant Antic
   Buildings, FSA, 4.25%, 9/15/12          1,000,000      1,028,400
University of Michigan Hospital,
   5.00%, 12/1/09                            510,000        524,489
Warren Consolidated School District,
   GO, FSA, 5.00%, 5/1/16                    750,000        785,310
Wayne County Airport Authority, AMT,
   MBIA, 5.00%, 12/1/09                    1,000,000      1,009,680
Wayne County Community College, GO,
   MBIA, FGIC, 5.25%, 7/1/09               1,000,000      1,018,370
Wayne Westland Community Schools, GO,
   FSA, Q-SBLF, 5.00%, 5/1/10              1,000,000      1,035,080
Wyandotte Electric, Series A, AMT,
   MBIA, 4.50%, 10/1/11                      600,000        588,858
Wyandotte Electric, Series A, AMT,
   MBIA, 5.00%, 10/1/12                      600,000        589,944
                                                       -------------
                                                         35,525,264
                                                       -------------

PUERTO RICO (1.2%)
Government Development Bank, Series
   C, AMT, 5.25%, 1/1/15                     500,000        478,630
                                                       -------------

TOTAL MUNICIPAL BONDS                                    36,003,894
                                                       -------------

                                             SHARES
                                         ------------
MONEY MARKETS (6.5%)
AIM TFIT Tax-Free Cash Reserve
   Portfolio (b)                             220,000        220,000
Dreyfus Tax Exempt Cash Management (b)     1,586,100      1,586,100
Goldman Sachs Financial Square Funds
   - Tax-Free Money Market Fund (b)          708,117        708,117
Merrill Lynch Funds For Institutions
   Series - Institutional Tax-Exempt
   Fund (b)                                    5,516          5,516
                                                       -------------

TOTAL MONEY MARKETS                                       2,519,733
                                                       -------------

TOTAL INVESTMENTS (COST $38,822,146) - 99.0%             38,523,627



                                    Continued


                                                           VALUE
                                                       -------------

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%              $ 382,212
                                                       -------------

NET ASSETS - 100.0%                                    $ 38,905,839
                                                       =============



NOTES TO SCHEDULE OF INVESTMENTS

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2008.

(b)  Investment is in Institutional Shares of underlying fund/portfolio.

The following abbreviations are used in the Schedule of Investments:
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
CP - Certificates of Participation
CR - Custodian Receipt
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance, Inc.
GO - General Obligation
MBIA - Municipal Bond Investors Assurance
Q-SBLF - Qualifed School Bond Loan Fund
XLCA - XL Capital Assurance

INVESTMENT CONCENTRATION AS A PERCENTAGE OF NET ASSETS, BY INDUSTRY:
Airport                                               2.6%
Development                                           1.2%
Facilities                                            4.3%
General                                              10.8%
General Obligation                                    3.5%
Higher Education                                      3.8%
Housing                                               4.7%
Investment Companies                                  6.5%
Medical                                              11.8%
Power                                                 7.0%
School District                                      22.1%
Student Loan                                          3.1%
Transportation                                        5.3%
Utilities                                             4.0%
Water                                                 8.3%


              See notes to schedules of investments.

PRIME MONEY MARKET
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

-------------------------------------------------------------------

                                           PRINCIPAL
                                             AMOUNT       VALUE
                                         -----------  -------------

CORPORATE BONDS (18.9%)
COMMERCIAL BANKS-CENTRAL U.S. (1.6%)
US Bank NA, 2.95%, 4/27/09               $15,000,000  $ 15,000,000
US Bank NA, 2.96%, 3/4/09                 10,000,000    10,000,000
                                                     --------------
                                                        25,000,000
                                                     --------------

COMPUTERS (2.3%)
IBM International Group Capital LLC,
   3.85%, 1/29/09 (a) (c)                 27,930,000    27,898,840
International Business Machines
   Corp., 4.38%, 6/1/09                    7,423,000     7,478,449
                                                     --------------
                                                        35,377,289

COSMETICS & TOILETRIES (1.8%)
Procter & Gamble Co., 2.84%,
   12/9/08 (a) (c)                         5,000,000     5,000,000
Procter & Gamble Co., 3.50%,
   12/15/08                               15,000,000    15,008,800
Procter & Gamble International
   Funding SCA, 2.88%, 11/19/08 (a) (c)    8,000,000     8,000,000
                                                     --------------
                                                        28,008,800
                                                     --------------

DIVERSIFIED BANKS (0.6%)
Citigroup, Inc., 3.81%, 12/26/08 (a) (c)  10,000,000     9,982,320
                                                     --------------

DIVERSIFIED FINANCIAL SERVICES (2.3%)
General Electric Capital Corp.,
   2.92%, 12/15/08 (a) (c)                 5,000,000     4,999,674
General Electric Capital Corp.,
   3.13%, 4/1/09                           9,000,000     9,005,910
General Electric Capital Corp.,
   3.57%, 1/26/09 (a) (c)                 10,000,000     9,696,310
General Electric Capital Corp.,
   4.00%, 2/17/09                          5,000,000     5,014,827
General Electric Capital Corp.,
   4.00%, 6/15/09                          8,000,000     8,040,776
                                                     --------------
                                                        36,757,497
                                                     --------------

FIDUCIARY BANKS (0.6%)
Mellon Funding Corp., 3.25%, 4/1/09       10,000,000    10,007,268
                                                     --------------

FINANCE-CONSUMER LOANS (0.6%)
HSBC Finance Corp., Series EXL,
   4.07%, 11/6/08 (a) (c)                 10,000,000    10,000,000
                                                     --------------

FINANCE-INVESTMENT BANKER/BROKER
   (1.7%)
Bear Stearns Cos. LLC (The), 4.15%,
   11/5/08 (a) (c)                        20,000,000    20,000,000
Credit Suisse USA, Inc., 3.88%,
   1/15/09                                 5,819,000     5,826,190
                                                     --------------
                                                        25,826,190
                                                     --------------

                                    Continued


                                           PRINCIPAL
                                             AMOUNT       VALUE
                                         -----------  -------------

CORPORATE BONDS, CONTINUED
INTEGRATED OIL & GAS (1.4%)
BP Capital Markets PLC, 2.92%,
   12/11/08 (a) (c)                     $ 15,000,000  $ 15,000,000
                                                      --------------
Texaco Capital, Inc., 5.50%, 1/15/09       7,500,000     7,539,075
                                                      --------------
                                                        22,539,075
                                                      --------------

MEDICAL-DRUGS (1.2%)
Abbott Laboratories, 5.38%, 5/15/09       18,435,000    18,643,517
                                                      --------------

RETAIL-DISCOUNT (0.9%)
Wal-Mart Stores, Inc., 6.88%, 8/10/09     13,785,000    14,127,214
                                                      --------------

SPECIAL PURPOSE ENTITY (1.4%)
Florida Hurricane Catastrophe Fund,
   Series 2006-B, 4.78%, 11/17/08 (a) (c) 12,000,000    12,000,000
Florida Hurricane Catastrophe Fund,
   Series B, 4.78%, 1/14/09               10,000,000     9,989,210
                                                      --------------
                                                        21,989,210
                                                      --------------

SUPER-REGIONAL BANKS-U.S. (2.5%)
Wachovia Corp., 3.63%, 2/17/09             1,707,000     1,707,958
Wells Fargo & Co., 3.13%, 4/1/09          13,207,000    13,208,858
Wells Fargo & Co., 4.71%, 11/17/08
   (a) (c)                                25,000,000    25,000,000
                                                      --------------
                                                        39,916,816
                                                      --------------

TOTAL CORPORATE BONDS                                  298,175,196
                                                      --------------

FOREIGN BONDS (1.3%)
COMMERCIAL BANKS-EASTERN U.S. (0.3%)
Deutsche Bank AG, 4.14%,
   11/10/08 (a) (c)                        5,000,000     4,997,843
                                                      --------------

COMMERCIAL BANKS NON-U.S. (1.0%)
BNP Paribas, 3.01%, 11/13/08 (a) (c)      15,000,000    15,000,000
                                                      --------------

TOTAL FOREIGN BONDS                                     19,997,843
                                                      --------------

U.S. GOVERNMENT AGENCIES (10.0%)
FANNIE MAE (1.9%)
2.23%, 1/27/09 **                         10,000,000     9,946,108
2.95%, 4/13/09 **                         10,000,000     9,866,431
5.25%, 1/15/09                            10,000,000    10,049,296
                                                     --------------
                                                        29,861,835
                                                     --------------

FEDERAL HOME LOAN BANK (6.6%)
2.12%, 3/31/09 **                         25,000,000    24,779,688
2.63%, 6/4/09                             12,040,000    12,020,270
2.72%, 9/18/09                            10,000,000     9,965,575
2.90%, 2/27/09                            10,000,000    10,000,000
3.95%, 11/6/08 (a) (c)                    17,000,000    16,987,539
4.04%, 1/5/09 (a) (c)                     10,000,000     9,999,831



                                    Continued

PRIME MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

-------------------------------------------------------------------

                                           PRINCIPAL
                                             AMOUNT       VALUE
                                         -----------  -------------

U.S. GOVERNMENT AGENCIES, CONTINUED
FEDERAL HOME LOAN BANK, CONTINUED
4.11%, 1/5/09 (a) (c)                    $10,000,000  $ 10,002,922
4.63%, 11/21/08                            5,850,000     5,856,077
5.48%, 1/8/09                              5,000,000     5,023,933
                                                     --------------
                                                       104,635,835
                                                     --------------
FREDDIE MAC (1.5%)
2.42%, 1/26/09 **                         15,000,000    14,913,283
2.55%, 4/21/09                             8,000,000     7,999,607
                                                     --------------
                                                        22,912,890
                                                     --------------

TOTAL U.S. GOVERNMENT AGENCIES                         157,410,560
                                                     --------------

CERTIFICATES OF DEPOSIT (5.1%)
COMMERCIAL BANKS-CENTRAL U.S. (0.7%)
BNP Paribas Chicago Branch, 2.80%,
   11/21/08                               10,000,000    10,000,000
                                                     --------------

COMMERCIAL BANKS-EASTERN U.S. (3.5%)
Citigroup, Inc., 2.75%, 12/4/08           10,000,000    10,000,000
Deutsche Bank AG, 2.70%, 11/3/08          10,000,000    10,000,000
State Street Bank and Trust, 2.70%,
   12/2/08                                15,000,000    15,000,000
State Street Bank and Trust, 4.50%,
   1/14/09                                20,000,000    20,000,000
                                                     --------------
                                                        55,000,000
                                                     --------------

DIVERSIFIED FINANCIAL SERVICES (0.6%)
Rabobank Nederland, NY Branch,
   3.02%, 3/9/09                          10,000,000    10,000,700
                                                     --------------

MONEY CENTER BANKS (0.3%)
Bank of New York (The), 5.41%,
    5/15/2009                              5,000,000     5,056,672
                                                     --------------

TOTAL CERTIFICATES OF DEPOSIT                           80,057,372
                                                     --------------

COMMERCIAL PAPER (27.3%)
BEVERAGES-NON ALCOHOLIC (1.6%)
Coca-Cola Co., 2.25%, 1/12/09 ** (d)      25,000,000    24,887,500
                                                     --------------

COMMERCIAL BANKS NON-U.S. (3.5%)
Bank of Nova Scotia, 2.59%, 11/4/08 **    10,000,000     9,997,842
Barclays U.S. Funding LLC, 2.76%,
   11/13/08 **                            10,000,000     9,990,800
Barclays U.S. Funding LLC, 3.77%,
   1/21/09 **                             15,000,000    14,872,931
Toronto Dominion Holding, 2.58%,
   12/9/08 **                             10,000,000     9,972,767
Toronto Dominion Holding, 2.79%,
   2/12/09 **                             10,000,000     9,920,175
                                                     --------------
                                                        54,754,515
                                                     --------------



                                    Continued

                                           PRINCIPAL
                                             AMOUNT       VALUE
                                         -----------  -------------

COMMERCIAL PAPER, CONTINUED
COMPUTERS (0.9%)
International Business Machines
   Corp., 3.07%, 1/20/09 ** (d)         $ 15,000,000  $ 14,897,667
                                                     --------------

COSMETICS & TOILETRIES (1.6%)
Procter and Gamble International
   Funding, 2.15%, 12/19/08 ** (d)        25,000,000    24,928,333
                                                     --------------

DIVERSIFIED FINANCIAL SERVICES (1.0%)
Rabobank USA Financial Co., 2.66%,
   11/10/08 **                            15,000,000    14,990,025
                                                     --------------

DIVERSIFIED MANUFACTURING OPERATIONS (1.6%)
General Electric Co., 3.78%, 12/22/08 **  25,000,000    24,866,125
                                                     --------------

FIDUCIARY BANKS (1.0%)
State Street Boston Corp., 2.65%,
   11/18/08 **                            15,000,000    14,981,229
                                                     --------------

FINANCE-AUTO LOANS (4.1%)
American Honda Finance, 2.18%,
   12/5/08 **                              9,820,000     9,799,782
American Honda Finance, 2.20%,
   12/3/08 **                             15,000,000    14,970,667
Toyota Motor Credit Corp., 2.55%,
   11/12/08 **                            10,000,000     9,992,208
Toyota Motor Credit Corp., 2.58%,
   12/1/08 **                             10,000,000     9,978,500
Toyota Motor Credit Corp., 2.61%,
   11/7/08 **                             10,000,000     9,995,650
Toyota Motor Credit Corp., 2.85%,
   12/9/08 **                             10,000,000     9,969,916
                                                     --------------
                                                        64,706,723
                                                     --------------

FINANCE-INVESTMENT BANKER/BROKER (1.9%)
JPMorgan Chase & Co., 2.78%, 1/13/09 **   10,000,000     9,943,628
JPMorgan Chase & Co., 2.80%, 1/8/09 **    10,000,000     9,947,111
JPMorgan Chase & Co., 2.92%, 2/2/09 **    10,000,000     9,924,566
                                                     --------------
                                                        29,815,305
                                                     --------------

FINANCE-OTHER SERVICES (0.6%)
National Rural Utilities, 2.35%,
   11/3/08 **                              9,966,000     9,964,699
                                                     --------------

MEDICAL-HOSPITALS (0.7%)
Essentia Health, 2.91%, 12/9/08 **        11,285,000    11,250,336
                                                     --------------


                                    Continued

PRIME MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

-------------------------------------------------------------------

                                           PRINCIPAL
                                             AMOUNT       VALUE
                                         -----------  -------------

COMMERCIAL PAPER, CONTINUED
OIL COMPANY-INTEGRATED (3.2%)
Chevron Funding Corp., 2.15%,
   11/7/08 **                            $25,000,000  $ 24,991,042
Total Fina Elf SA, 2.19%, 11/25/08 ** (d) 25,000,000    24,963,500
                                                     --------------
                                                        49,954,542
                                                     --------------

REGIONAL (STATE/PROVINCE) (1.3%)
San Jose International Airport,
   2.70%, 11/6/08 **                      20,677,000    20,669,246
                                                     --------------

RETAIL-DISCOUNT (2.0%)
Wal-Mart Stores, Inc., 1.70%,
   11/19/08 **                            25,000,000    24,978,750
Wal-Mart Stores, Inc., 2.10%,
   11/10/08 ** (d)                         7,000,000     6,996,325
                                                     --------------
                                                        31,975,075
                                                     --------------

SPECIAL PURPOSE BANKS (1.3%)
Dexia Delaware, 2.68%, 11/5/08 **         20,000,000    19,994,044
                                                     --------------

SPECIAL PURPOSE ENTITY (1.0%)
KittyHawk Funding, 3.50%, 11/14/08 ** (d) 16,910,000    16,888,628
                                                     --------------

TOTAL COMMERCIAL PAPER                                 429,523,992
                                                     --------------

DEMAND NOTES (6.7%)
DIVERSIFIED FINANCIAL SERVICES (0.3%)
Harry W. Albright JR, Series 1996,
   4.22%, 11/6/08, (LOC: Bank of America)
   (a) (c)                                 5,485,000     5,485,000
                                                     --------------

FINANCE-OTHER SERVICES (0.5%)
   Mortgage Bankers Association of
   America, 3.65%, 11/7/08, (LOC: PNC
   Bank NA) (a) (c)                        8,000,000     8,000,000
                                                     --------------

FINANCIAL (0.5%)
Cornerstone Funding Corp., Series
   2001-C, 4.00%, 12/1/11, (LOC:
   SunTrust Banks, Inc.) (a)               7,457,000     7,457,000
                                                     --------------

SPECIAL PURPOSE ENTITY (5.4%)
Buckeye Corrugated, Inc., Series
   1997, 6.00%, 11/6/08, (LOC: KeyBank
   NA) (a) (c) (d)                         3,900,000     3,900,000
Bybee Foods LLC Taxable Adjustable
   Rate Notes, Series 2006, 6.00%,
   11/6/08, (LOC: KeyBank NA) (a) (c)      1,600,000     1,600,000
Capital One Funding Corp., Series
   1996-H, 4.00%, 11/6/08, (LOC: JP
   Morgan, Inc.) (a) (c) (d)                 615,000       615,000
Capital One Funding Corp., Series
   1997-D, 3.30%, 11/6/08, (LOC: JP
   Morgan, Inc.) (a) (c) (d)                 507,000       507,000

                                    Continued

                                           PRINCIPAL
                                             AMOUNT       VALUE
                                         -----------  -------------

DEMAND NOTES, CONTINUED
SPECIAL PURPOSE ENTITY, CONTINUED
   Capital One Funding Corp., Series
   1999-D, 8.00%, 11/6/08, (LOC: JP
   Morgan, Inc.) (a) (c)                   $ 100,000     $ 100,000
Capital One Funding Corp., Series
   2001-C, 3.20%, 11/6/08, (LOC: JP
   Morgan, Inc.) (a) (c)                   2,163,000     2,163,000
Clare at Water Tower (The), Series
   2005, 4.00%, 11/6/08, (LOC: Bank of
   America) (a) (c)                        2,500,000    12,500,000
Doctors Park LLP, 3.82%, 11/6/08,
   (LOC: US Bancorp) (a) (c)               9,265,000     9,265,000
Erickson Foundation, Inc. (The),
   4.00%, 11/7/08, (LOC: FHLB) (a) (c)    15,000,000    15,000,000
Iowa 80 Group, Inc., 2.91%, 12/1/08,
   (LOC: Wells Fargo & Co.) (a) (c)        3,230,000     3,230,000
Jackson 2000 LLC, Series 1999, 6.00%,
   11/6/08, (LOC: KeyBank NA) (a) (c)      8,355,000     8,355,000
Landmark Medical LLC, Series 2000,
   4.00%, 11/6/08, (LOC: JP Morgan,
   Inc.) (a) (c)                           6,480,000     6,480,000
Metrodev Newark LLC, 4.75%, 11/6/08,
   (LOC: PNC Bank NA) (a) (c)              8,000,000     8,000,000
New Belgium Brewing Co., Inc., Series
   2000, 5.60%, 11/6/08, (LOC: Wells
   Fargo & Co.) (a) (c)                    1,975,000     1,975,000
PCI Paper Conversions, Inc., Series
   2000, 6.00%, 11/6/08, (LOC: KeyBank
   NA) (a) (c)                               815,000       815,000
Royal Town Center LLC, Series 1997,
   5.25%, 11/6/08, (LOC: FHLB) (a) (c) (d) 5,095,000     5,095,000
SDK Cameron LLC, Series 2005, 5.14%,
   11/6/08, (LOC: Comerica Bank) (a)
   (c) (d)                                 2,990,000     2,990,000
SGS Tool Co., Series 1999, 4.13%,
   11/6/08, (LOC: JP Morgan, Inc.) (a) (c) 2,450,000     2,450,000
                                                     --------------
                                                        85,040,000
                                                     --------------

TOTAL DEMAND NOTES                                     105,982,000
                                                     --------------

MUNICIPAL DEMAND NOTES (13.1%)
CALIFORNIA (3.0%)
Abag Finance Authority for Nonprofit
   Corp., YMCA of San Francisco, Series
   A, 4.00%, 11/6/08, (LOC: Wells Fargo
   & Co.) (a) (c)                          8,585,000     8,585,000
County of Riverside, CP, 6.00%,
   11/5/08, (LOC: State Street Corp.)
   (a) (c)                                 6,500,000     6,500,000
County of Sacramento, 6.50%, 11/5/08,
   (LOC: Bayerische Landesbank) (a) (c)   32,430,000    32,430,000
                                                     --------------
                                                        47,515,000
                                                     --------------


                                    Continued

PRIME MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

-------------------------------------------------------------------

                                           PRINCIPAL
                                             AMOUNT       VALUE
                                         -----------  -------------

MUNICIPAL DEMAND NOTES, CONTINUED
COLORADO (0.1%)
Pueblo Housing Authority, 3.85%,
   11/6/08, (LOC: Wells Fargo
   & Co.) (a) (c) (d)                     $1,620,000   $ 1,620,000
                                                     --------------

FLORIDA (0.2%)
County of Washington, Series B,
   6.12%, 11/6/08, (LOC: SunTrust Banks,
   Inc.) (a) (c)                           2,800,000     2,800,000
                                                     --------------

GEORGIA (0.6%)
Columbus Development Authority,
   Litho-Krome Co. Project, 3.15%,
   11/6/08, (LOC: Bank of America)
   (a) (c)                                10,125,000    10,125,000
                                                     --------------

ILLINOIS (0.7%)
Finance Authority, Fairview, Series
   D, 4.00%, 11/6/08, (LOC: Bank of
   America) (a) (c)                        4,455,000     4,455,000
Finance Authority, Franciscan
   Communities, Series B, 4.00%,
   11/6/08, (LOC: Bank of America) (a) (c) 5,955,000     5,955,000
                                                     --------------
                                                        10,410,000
                                                     --------------

INDIANA (0.1%)
State Finance Authority, Series B,
   3.22%, 11/6/08, (LOC: Bank of America)
   (a) (c)                                 2,150,000     2,150,000
                                                     --------------

IOWA (0.4%)
Dallas County Industrial Development,
   Sioux City Brick and Tile, Series B,
   5.32%, 11/6/08, (LOC: U.S.
   Bancorp) (a) (c)                        5,595,000     5,595,000
                                                     --------------

MARYLAND (0.7%)
Health & Higher Educational
   Facilities Authority, Adventist
   Healthcare, Series B, 4.00%, 11/6/08,
   (LOC: Bank of America) (a) (c)         10,930,000    10,930,000
                                                     --------------

NEW YORK (2.7%)
New York City Housing Development
   Corp., Multi-Family Housing, Chelsea
   Centro, Series A, 3.10%, 11/5/08,
   (LOC: Bayerische Landesbank) (a) (c)   41,785,000    41,785,000
                                                     --------------

OHIO (1.4%)
American Municipal Power-Ohio, Inc.,
   Series A, 5.00%, 11/6/08,
   (LOC: KeyBank NA) (a) (c)              10,000,000    10,000,000



                                    Continued

                                           PRINCIPAL
                                             AMOUNT       VALUE
                                         -----------  -------------

MUNICIPAL DEMAND NOTES, CONTINUED
OHIO, CONTINUED
Cleveland-Cuyahoga County Port
   Authority, Science Park LLC, Series
   B, 6.00%, 11/6/08, (LOC: KeyBank NA)
   (a) (c)                              $ 12,700,000  $ 12,700,000
                                                     --------------
                                                        22,700,000
                                                     --------------

PENNSYLVANIA (0.3%)
Blair County Industrial Development
   Authority, AMT, 3.33%, 11/6/08,
   (LOC: PNC Bank NA) (a) (c)              5,000,000     5,000,000
                                                     --------------

UTAH (1.6%)
Utah Telecommunication Open
   Infrastructure Agency, 7.00%,
   11/6/08, (LOC: KeyBank NA) (a) (c)     25,000,000    25,000,000
                                                     --------------

VIRGINIA (0.4%)
Alexandria Industrial Development
   Authority, Series A, 6.12%, 11/6/08,
   (LOC: SunTrust Banks, Inc.) (a) (c)     5,950,000     5,950,000
                                                     --------------

WASHINGTON (0.9%)
State Housing Finance Commission,
   Monticello Park Project, Series B,
   2.85%, 11/6/08, (LOC: FNMA) (a) (c)     3,625,000     3,625,000
State Housing Finance Commission,
   Skyline At First, Series D, 4.00%,
   11/6/08, (LOC: Bank of America)
   (a) (c)                                11,100,000    11,100,000
                                                      --------------
                                                        14,725,000
                                                      --------------

TOTAL MUNICIPAL DEMAND NOTES                           206,305,000
                                                      --------------

                                            SHARES
                                         -------------
MONEY MARKETS (5.6%)
AIM STIT Liquid Assets Portfolio (b)      51,576,888    51,576,888
Goldman Sachs Financial Square Funds
   - Prime Obligations Fund (b)           35,948,450    35,948,450
                                                      --------------

TOTAL MONEY MARKETS                                     87,525,338
                                                      --------------

                                           PRINCIPAL
                                            AMOUNT
                                         -------------
REPURCHASE AGREEMENTS (13.4%)
Deutsche Bank, 0.20%, dated 10/31/08,
   due 11/3/08, (Proceeds at maturity,
   $205,003,417, Collateralized by
   various U.S. Government Agency
   Securities, 0.00%-7.25%,
   11/7/08-5/15/30,
   value $209,100,665)                 $ 205,000,000   205,000,000


                                    Continued

PRIME MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

-------------------------------------------------------------------

                                           PRINCIPAL
                                             AMOUNT       VALUE
                                         -----------  -------------

REPURCHASE AGREEMENTS, CONTINUED
UBS Investment Bank, 0.17%, dated
   10/31/08, due 11/3/08, (Proceeds at
   maturity, $6,410,576, Collateralized
   by Freddie Mac Discount Note, 0.00%,
   7/20/09, value $6,538,788)             $6,410,000   $ 6,410,000
                                                     --------------

TOTAL REPURCHASE AGREEMENTS                            211,410,000
                                                     --------------

TOTAL INVESTMENTS (COST $1,596,387,301)+ - 101.4%    1,596,387,301

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%         (22,441,948)
                                                     --------------

NET ASSETS - 100.0%                                  $1,573,945,353
                                                     ==============



NOTES TO SCHEDULE OF INVESTMENTS

**   Rate represents the effective yield at purchase.

+    Also represents cost for federal income tax purposes.

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2008.

(b)  Investment is in Institutional Shares of underlying fund/portfolio.

(c)  Maturity date is next rate reset date.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.


The following abbreviations are used in the Schedule of Investments:
CP - Certificates of Participation
AMT - Alternative Minimum Tax Paper
FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association
LOC - Letter of Credit


              See notes to schedules of investments.

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

---------------------------------------------------------------------

                                        PRINCIPAL
                                          AMOUNT          VALUE
                                       ------------- ----------------

CORPORATE BONDS (16.5%)
COMMERCIAL BANKS-CENTRAL U.S. (1.9%)
US Bank NA, 2.95%, 4/27/09             $ 20,000,000     $ 20,000,000
US Bank NA, 2.96%, 3/4/09                25,000,000       25,000,000
                                                     ----------------
                                                          45,000,000
                                                     ----------------

COMPUTERS (1.3%)
International Business Machines
   Corp., 4.38%, 6/1/09                  11,000,000       11,063,665
IBM International Group Capital LLC,
   3.85%, 1/29/09 (a) (c)                20,000,000       20,050,171
                                                     ----------------
                                                          31,113,836
                                                     ----------------

COSMETICS & TOILETRIES (2.4%)
Procter & Gamble Co., 2.85%, 12/9/08 (a) 15,000,000       15,000,000
Procter & Gamble Co., 3.50%, 12/15/08    25,000,000       25,014,667
Procter & Gamble International
   Funding SCA, 2.88%, 11/19/08 (a) (c)  17,000,000       17,000,000
                                                     ----------------
                                                          57,014,667
                                                     ----------------

DIVERSIFIED BANKS (0.6%)
Citigroup, Inc., 3.81%, 12/26/08 (a) (c) 15,000,000       14,973,480
                                                     ----------------

DIVERSIFIED FINANCIAL SERVICES (2.3%)
General Electric Capital Corp.,
   2.92%, 12/15/08 (a) (c)               13,410,000       13,409,396
General Electric Capital Corp.,
   3.13%, 4/1/09                         10,000,000       10,006,665
General Electric Capital Corp.,
   3.57%, 1/26/09 (a) (c)                15,000,000       14,544,465
General Electric Capital Corp.,
   4.00%, 2/17/09                         5,000,000        5,014,827
General Electric Capital Corp.,
   4.00%, 6/15/09                        12,000,000       12,061,164
                                                     ----------------
                                                          55,036,517
                                                     ----------------

FIDUCIARY BANKS (0.4%)
Mellon Funding Corp., 3.25%, 4/1/09      10,000,000       10,007,268
                                                     ----------------

FINANCE-CONSUMER LOANS (0.6%)
HSBC Finance Corp., Series EXL,
   4.07%, 11/6/08 (a) (c)                15,000,000       15,000,000
                                                     ----------------

FINANCE-INVESTMENT BANKER/BROKER (1.8%)
Bear Stearns Cos. LLC (The), 4.15%,
   11/5/08 (a) (c)                       16,000,000       16,000,000
Credit Suisse USA, Inc., 2.94%,
   12/9/08 (a) (c)                        9,000,000        9,000,800
Credit Suisse USA, Inc., 3.88%, 1/15/09  13,000,000       13,016,062
JPMorgan Chase & Co., 4.24%, 1/2/09 (a) (c6,200,000        6,194,885
                                                     ----------------
                                                          44,211,747
                                                     ----------------

INTEGRATED OIL & GAS (1.8%)
BP Capital Markets PLC, 2.92%,           35,000,000       35,000,000
   12/11/08 (a) (c)
                                    Continued

                                        PRINCIPAL
                                          AMOUNT          VALUE
                                       ------------- ----------------

CORPORATE BONDS, CONTINUED
INTEGRATED OIL & GAS, CONTINUED
Texaco Capital, Inc., 5.50%, 1/15/09    $ 9,865,000      $ 9,915,410
                                                     ----------------
                                                          44,915,410
                                                     ----------------

MEDICAL-DRUGS (0.2%)
Abbott Laboratories, 5.38%, 5/15/09       5,000,000        5,051,864
                                                     ----------------

RETAIL-DISCOUNT (0.3%)
Wal-Mart Stores, Inc., 6.88%, 8/10/09     7,500,000        7,662,006
                                                     ----------------

SPECIAL PURPOSE ENTITY (1.6%)
Florida Hurricane Catastrophe Fund,
   Series 2006-B, 4.78%, 11/17/08 (a) (c)20,000,000       20,000,000
Florida Hurricane Catastrophe Fund,
   Series B, 4.78%, 1/14/09              20,000,000       19,978,421
                                                     ----------------
                                                          39,978,421
                                                     ----------------

SUPER-REGIONAL BANKS-U.S. (1.3%)
Wachovia Bank NA, 2.99%, 11/25/08
   (a) (c)                               10,000,000        9,999,415
Wells Fargo & Co., 3.13%, 4/1/09         12,000,000       11,996,749
Wells Fargo & Co., 4.71%, 11/17/08
   (a) (c)                               10,000,000       10,000,000
                                                     ----------------
                                                          31,996,164
                                                     ----------------

TOTAL CORPORATE BONDS                                    384,961,380
                                                     ----------------

FOREIGN BONDS (1.6%)
COMMERCIAL BANKS-EASTERN U.S. (0.6%)
Deutsche Bank AG, 4.14%, 11/10/08
   (a) (c)                               15,000,000       14,993,529
                                                     ----------------

COMMERCIAL BANKS NON-U.S. (1.0%)
BNP Paribas, 3.01%, 11/13/08 (a) (c)     25,000,000       25,000,000
                                                     ----------------

TOTAL FOREIGN BONDS                                       39,993,529
                                                     ----------------

MORTGAGE-BACKED SECURITIES (0.3%)
CMBS OTHER (0.3%)
Freddie Mac, 4.47%, 11/5/08 (a) (c)       7,545,652        7,545,652
                                                     ----------------

TOTAL MORTGAGE-BACKED SECURITIES                           7,545,652
                                                     ----------------

U.S. GOVERNMENT AGENCIES (12.6%)
FANNIE MAE (3.9%)
2.86%, 2/25/09 **                        16,150,000       16,001,169
2.95%, 4/13/09 **                        10,000,000        9,866,431
2.95%, 5/1/09 **                          7,900,000        7,782,828
3.88%, 11/17/08                           5,000,000        5,002,566
5.13%, 7/13/09                            2,350,000        2,382,142
5.25%, 1/15/09                           20,000,000       20,098,592
6.38%, 6/15/09                           19,270,000       19,648,354
6.63%, 9/15/09                           12,586,000       12,960,122
                                                     ----------------
                                                          93,742,204
                                                     ----------------

FEDERAL HOME LOAN BANK (6.6%)
2.63%, 6/4/09                            24,000,000       23,960,671

                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

---------------------------------------------------------------------

                                        PRINCIPAL
                                          AMOUNT          VALUE
                                       ------------- ----------------

U.S. GOVERNMENT AGENCIES, CONTINUED
FEDERAL HOME LOAN BANK, CONTINUED
2.69%, 11/18/08 (a) (c)                $ 25,000,000     $ 24,999,841
2.90%, 2/27/09                           25,000,000       25,000,000
3.66%, 1/23/09 (a) (c)                   15,000,000       14,999,363
4.04%, 1/5/09 (a) (c)                    25,000,000       24,999,578
4.11%, 1/5/09 (a) (c)                    15,000,000       15,004,383
5.00%, 9/18/09                           11,130,000       11,308,529
5.25%, 8/5/09                             8,500,000        8,630,359
5.38%, 7/17/09                            5,960,000        6,052,718
5.48%, 1/8/09                             5,000,000        5,023,933
                                                     ----------------
                                                         159,979,375
                                                     ----------------

FREDDIE MAC (2.1%)
2.42%, 1/26/09 **                        10,000,000        9,942,189
2.55%, 4/21/09                           12,000,000       11,999,410
4.75%, 3/5/09                             5,000,000        5,030,535
4.88%, 2/17/09                           23,930,000       24,066,692
                                                     ----------------
                                                          51,038,826
                                                     ----------------

TOTAL U.S. GOVERNMENT AGENCIES                           304,760,405
                                                     ----------------

CERTIFICATES OF DEPOSIT (7.4%)
COMMERCIAL BANKS-CENTRAL U.S. (1.0%)
   BNP Paribas Chicago Branch, 2.80%,
   11/21/08                              25,000,000       25,000,000
                                                     ----------------

COMMERCIAL BANKS-EASTERN U.S. (4.8%)
Citigroup, Inc., 2.75%, 12/4/08          25,000,000       25,000,000
Deutsche Bank AG, 2.70%, 11/3/08         25,000,000       25,000,000
State Street Bank and Trust, 2.70%,
   12/2/08                               35,000,000       35,000,000
State Street Bank and Trust, 4.50%,
   1/14/09                               30,000,000       30,000,000
                                                     ----------------
                                                         115,000,000
                                                     ----------------

DIVERSIFIED FINANCIAL SERVICES (1.0%)
Rabobank Nederland, NY Branch,
   3.02%, 3/9/09                         25,000,000       25,001,751
                                                     ----------------

MONEY CENTER BANKS (0.6%)
Bank of New York (The), 5.41%, 5/15/09   15,000,000       15,170,016
                                                     ----------------

TOTAL CERTIFICATES OF DEPOSIT                            180,171,767
                                                     ----------------

COMMERCIAL PAPER (24.8%)
COMMERCIAL BANKS NON-U.S. (6.6%)
Bank of Nova Scotia, 2.59%, 11/4/08 **   25,000,000       24,994,604
Barclays U.S. Funding LLC, 2.69%,
   11/5/08 **                            25,000,000       24,992,528
Barclays U.S. Funding LLC, 2.76%,
   11/13/08 **                           15,000,000       14,986,200
Barclays U.S. Funding LLC, 3.77%,
   1/21/09 **                            25,000,000       24,788,219
Societe Generale, 2.77%, 11/26/08 **     25,000,000       24,951,997

                                    Continued


                                        PRINCIPAL
                                          AMOUNT          VALUE
                                       ------------- ----------------

COMMERCIAL PAPER, CONTINUED
COMMERCIAL BANKS NON-U.S., CONTINUED
Toronto Dominion Holding, 2.58%,
   12/9/08 ** (d)                      $ 20,000,000     $ 19,945,533
Toronto Dominion Holding, 2.79%,
   2/12/09 ** (d)                        25,000,000       24,800,438
                                                     ----------------
                                                         159,459,519
                                                     ----------------

DIVERSIFIED FINANCIAL SERVICES (1.7%)
   General Electric Capital Co., 2.84%,
   1/26/09 **                            15,000,000       14,898,233
Rabobank USA Financial Co., 2.66%,
   11/10/08 **                           25,000,000       24,983,375
                                                     ----------------
                                                          39,881,608
                                                     ----------------

DIVERSIFIED MANUFACTURING OPERATIONS (0.6%)
General Electric Co., 3.75%, 12/29/08 ** 15,000,000       14,909,375
                                                     ----------------

FIDUCIARY BANKS (1.2%)
State Street Boston Corp., 2.65%,
   11/18/08**                            30,000,000       29,962,458
                                                     ----------------

FINANCE-AUTO LOANS (5.1%)
American Honda Finance, 2.18%,
   12/5/08 **                            15,000,000       14,969,117
American Honda Finance, 2.20%,
   12/3/08 **                            35,000,000       34,931,555
Toyota Motor Credit Corp., 2.55%,
   11/12/08 **                           25,000,000       24,980,521
Toyota Motor Credit Corp., 2.58%,
   12/1/08 **                            20,000,000       19,957,000
Toyota Motor Credit Corp., 2.61%,
   11/7/08 **                            10,000,000        9,995,650
Toyota Motor Credit Corp., 2.85%,
   12/9/08 **                            20,000,000       19,939,833
                                                     ----------------
                                                         124,773,676
                                                     ----------------

FINANCE-INVESTMENT BANKER/BROKER (2.5%)
JPMorgan Chase & Co., 2.78%,
   1/13/09 **                            20,000,000       19,887,256
JPMorgan Chase & Co., 2.80%, 1/8/09 **   20,000,000       19,894,222
JPMorgan Chase & Co., 2.92%, 2/2/09 **   20,000,000       19,849,133
                                                     ----------------
                                                          59,630,611
                                                     ----------------

FINANCE-OTHER SERVICES (1.2%)
National Rural Utilities,
   2.35%, 11/3/08                        30,000,000       29,996,083
                                                     ----------------

INDUSTRIAL (0.3%)
Mississippi Business Fund,
   3.45%, 12/17/08                        8,100,000        8,100,000
                                                     ----------------

MEDICAL-HOSPITALS (0.8%)
Essentia Health, 2.91%, 12/9/08 **       20,000,000       19,938,567
                                                     ----------------

REGIONAL (STATE/PROVINCE) (1.7%)
   San Jose International Airport,
   2.70%, 11/6/08 **                     40,000,000       39,985,000
                                                     ----------------
                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

---------------------------------------------------------------------

                                        PRINCIPAL
                                          AMOUNT          VALUE
                                       ------------- ----------------

COMMERCIAL PAPER, CONTINUED
RETAIL-DISCOUNT (0.6%)
Wal-Mart Stores, Inc., 1.70%,
   11/19/08*                           $ 15,000,000     $ 14,987,250
                                                     ----------------

SPECIAL PURPOSE BANKS (1.0%)
Dexia Delaware, 2.68%, 11/5/08 **        25,000,000       24,992,556
                                                     ----------------

SPECIAL PURPOSE ENTITY (0.8%)
KittyHawk Funding, 3.50%,
   11/14/08 ** (d)                       20,000,000       19,974,722
                                                     ----------------

U.S. MUNICIPALS (0.7%)
Walnut Energy Center Authority,
   3.00%, 11/7/08 **                     16,925,000       16,916,538
                                                     ----------------

TOTAL COMMERCIAL PAPER                                   603,507,963
                                                     ----------------

DEMAND NOTES (5.4%)
BUILDING PRODUCTION-CEMENT/AGGREGATE
   (1.0%)
Sioux City Brick & Tile Co., 3.27%,
   11/6/08, (LOC: U.S. Bancorp)
   (a) (c) (d)                           24,850,000       24,850,000
                                                     ----------------

FINANCE-OTHER SERVICES (0.7%)
   Mortgage Bankers Association of
   America, 3.65%, 11/7/08, (LOC: PNC
   Bank NA) (a) (c)                      17,000,000       17,000,000
                                                     ----------------

FINANCIAL (0.5%)
Cornerstone Funding Corp., Series
   2003-F, 4.00%, 11/1/23, (LOC: Comerica
   Bank) (a)                              4,080,000        4,080,000
Cornerstone Funding Corp., Series
   2003-H, 4.00%, 1/1/34, (LOC: U.S.
   Bancorp) (a)                           4,066,000        4,066,000
Praise Tabernacle Outreach, 3.37%,
   6/1/24, (LOC: Comerica Bank) (a)       3,260,000        3,260,000
                                                     ----------------
                                                          11,406,000
                                                     ----------------

SPECIAL PURPOSE ENTITY (3.2%)
Aquarium Parking Deck LLC, Series
   2005, 5.75%, 11/5/08, (LOC: SunTrust
   Banks, Inc.) (a) (c)                  10,200,000       10,200,000
Capital Markets Access Co. LC, Series
   2005, 4.90%, 11/5/08, (LOC: SunTrust
   Banks, Inc.) (a) (c)                   7,980,000        7,980,000
Capital One Funding Corp., Series
   2001-A, 4.50%, 11/6/08, (LOC: JP
   Morgan, Inc.) (a) (c)                  2,694,000        2,694,000
Erickson Foundation, Inc. (The),
   4.00%, 11/7/08, (LOC: FHLB) (a) (c)   25,000,000       25,000,000
Gulf Gate Apartments, Series 2003,
   5.50%, 11/6/08, (LOC: Wells Fargo &
   Co.)  (a) (c) (d)                      7,295,000        7,295,000


                                    Continued


                                        PRINCIPAL
                                          AMOUNT          VALUE
                                       ------------- ----------------

DEMAND NOTES, CONTINUED
SPECIAL PURPOSE ENTITY, CONTINUED
Metaltec Steel Abrasive Co., Series
   2004, 4.00%, 11/5/08, (LOC: Comerica
   Bank) (a) (c)                        $ 3,960,000      $ 3,960,000
Park Street Properties I LLC, Series
   2004, 3.82%, 11/5/08, (LOC: US
   Bancorp) (a) (c)                      11,535,000       11,535,000
Pershing Drive Associates L.P.,
   4.25%, 11/6/08, (LOC: Royal Bank of
   Canada) (a) (c)                        8,905,000        8,905,000
                                                     ----------------
                                                          77,569,000
                                                     ----------------

TOTAL DEMAND NOTES                                       130,825,000
                                                     ----------------

MUNICIPAL DEMAND NOTES (15.4%)
ARIZONA (0.4%)
Glendale Industrial Development
   Authority, Thunderbird Garvin, Series
   B, 4.00%, 11/6/08, (LOC: Bank of New
   York Co., Inc.) (a) (c)                9,750,000        9,750,000
                                                     ----------------

CALIFORNIA (2.5%)
County of Sacramento, 6.50%, 11/5/08,
   (LOC: Bayerische Landesbank) (a) (c)  39,000,000       39,000,000
County of Sacramento, 6.50%, 11/5/08,
   (LOC: Bayerische Landesbank) (a) (c)  13,160,000       13,160,000
Kern Water Bank Authority, Series B,
   3.75%, 11/6/08, (LOC: Wells Fargo &
   Co.) (a) (c)                           4,159,000        4,159,000
Sacramento County Housing Authority,
   Multi-Family, Natomas Park
   Apartments, Series B, 2.85%, 11/6/08,
   (LOC: FNMA) (a) (c)                    1,450,000        1,450,000
Statewide Communities Development
   Authority, Multi-Family Housing,
   Series X-T, 2.85%, 11/6/08,
   (LOC: FNMA) (a) (c)                      800,000          800,000
Statewide Communities Development
   Authority, Multi-Family, Valley Palms
   Apartments, 4.25%, 11/6/08,
   (LOC: FNMA) (a) (c)                    2,245,000        2,245,000
                                                     ----------------
                                                          60,814,000
                                                     ----------------

FLORIDA (0.7%)
City of Homestead, Speedway Project,
   5.75%, 11/5/08, (LOC: SunTrust Banks,
   Inc.) (a) (c)                          8,875,000        8,875,000
University South Florida Research
   Foundation, Inc., Multi Tenant,
   Series C, 5.75%, 11/5/08,
   (LOC: Bank of America) (a) (c)         7,800,000        7,800,000
                                                     ----------------
                                                          16,675,000
                                                     ----------------


                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

---------------------------------------------------------------------

                                        PRINCIPAL
                                          AMOUNT          VALUE
                                       ------------- ----------------

MUNICIPAL DEMAND NOTES, CONTINUED
GEORGIA (0.0%)
Augusta Housing Authority,
   Multi-Family, Westbury Creek
   Apartments, Series B, 4.50%, 11/5/08,
   (LOC: FNMA) (a) (c)                    $ 500,000        $ 500,000
                                                     ----------------

ILLINOIS (0.8%)
Finance Authority, Fairview, Series
   E, 4.00%, 11/6/08, (LOC: Bank of
   America) (a) (c)                       6,250,000        6,250,000
Finance Authority, Franciscan
   Communities, Series B, 4.00%,
   11/6/08, (LOC: Bank of America)
   (a) (c)                               12,000,000       12,000,000
                                                     ----------------
                                                          18,250,000
                                                     ----------------

INDIANA (1.4%)
City of Indianapolis Economic
   Development, Multi-Family Housing,
   Pedcor Investments, Series B, 5.50%,
   11/6/08, (LOC: FHLB) (a) (c)             970,000          970,000
Health Facility Financing Authority,
   Clark Memorial Hospital, Series B,
   4.50%, 11/6/08, (LOC: JP Morgan,
   Inc.) (a) (c)                          3,360,000        3,360,000
Health Facility Financing Authority,
   Community Foundation of Northwest
   Indiana, Series B, 4.00%, 11/6/08,
   (LOC: Bank of Montreal) (a) (c)       21,515,000       21,515,000
Terre Haute, Westminister Village,
   Series B, 4.02%, 11/6/08,
   (LOC: Sovereign Bank FSB) (a) (c)      9,300,000        9,300,000
                                                     ----------------
                                                          35,145,000
                                                     ----------------

KENTUCKY (0.2%)
Boone County, Northern Kentucky
   University Metropolitan Education and
   Training Services Center Project,
   3.40%, 11/6/08, (LOC: U.S. Bancorp) (a)4,860,000        4,860,000
                                                     ----------------

MARYLAND (1.5%)
Health & Higher Educational
   Facilities Authority, Adventist
   Healthcare, Series B, 4.00%, 11/6/08,
   (LOC: Bank of America) (a) (c)        19,060,000       19,060,000
Health & Higher Educational
   Facilities Authority, Charlestown
   Community, Series B, 4.50%, 11/5/08,
   (LOC: Bank of America) (a) (c)        17,400,000       17,400,000
                                                     ----------------
                                                          36,460,000
                                                     ----------------

MASSACHUSETTS (0.7%)
Simmons College, 6.00%, 11/6/08,
   (LOC: JP Morgan, Inc.) (a) (c)        17,890,000       17,890,000
                                                     ----------------

                                    Continued

                                        PRINCIPAL
                                          AMOUNT          VALUE
                                       ------------- ----------------

MUNICIPAL DEMAND NOTES, CONTINUED
MICHIGAN (0.2%)
Canton Charter Township, GO, 3.27%,
   11/5/08, (LOC: Comerica Bank) (a) (c)$ 1,500,000      $ 1,500,000
Charter Township of Ypsilanti Capital
   Improvements, Series B, GO, 3.27%,
   11/5/08, (LOC: Comerica Bank) (a) (c)  2,280,000        2,280,000
                                                     ----------------
                                                           3,780,000
                                                     ----------------

MINNESOTA (0.0%)
City of Plymouth, Carlson Center
   Project, 3.30%, 11/6/08, (LOC: U.S.
   Bancorp) (a) (c)                         800,000          800,000
                                                     ----------------

NEW MEXICO (0.3%)
City of Albuquerque Industrial, KTECH
   Corp. Project, 3.75%, 11/6/08,
   (LOC: Wells Fargo & Co.) (a) (c)       4,545,000        4,545,000
City of Albuquerque Industrial, KTECH
   Corp. Project, 3.75%, 11/6/08,
   (LOC: Wells Fargo & Co.) (a) (c)       1,545,000        1,545,000
                                                     ----------------
                                                           6,090,000
                                                     ----------------

NEW YORK (0.3%)
New York City Housing Development
   Corp., Multi-Family Housing, Chelsea
   Centro, Series A, 3.10%, 11/5/08,
   (LOC: Bayerische Landesbank) (a) (c)   8,505,000        8,505,000
                                                     ----------------

OHIO (3.2%)
Air Quality Development Authority,
   Steel Corp., Series B, 6.00%, 11/5/08,
   (LOC: Royal Bank of Scotland) (a) (c) 20,200,000       20,200,000
American Municipal Power-Ohio, Inc.,
   Series A, 5.00%, 11/6/08,
   (LOC: KeyBank NA) (a) (c)             25,000,000       25,000,000
Cleveland-Cuyahoga County Port
   Authority, Science Park LLC, Series B,
   6.00%, 11/6/08, (LOC: KeyBank NA)
   (a) (c)                               23,000,000       23,000,000
County of Cuyahoga Health Care
   Facilities, Franciscan Communities,
   Series F, 3.17%, 11/6/08,
   (LOC: Bank of America) (a) (c)         1,915,000        1,915,000
County of Hamilton Health Care, Series C,
   4.75%, 11/6/08, (LOC: PNC Bank NA)
   (a) (c)                                6,635,000        6,635,000
                                                     ----------------
                                                          76,750,000
                                                     ----------------

PENNSYLVANIA (0.5%)
Berks County Municipal Authority,
   Phoebe-Devitt Homes, Series C, 3.17%,
   11/6/08, (LOC: Sovereign Bank FSB)
   (a) (c)                                2,770,000        2,770,000
Blair County Industrial Development
   Authority, AMT, 3.33%, 11/6/08,
   (LOC: PNC Bank NA) (a) (c)             9,000,000        9,000,000
                                                     ----------------
                                                          11,770,000
                                                     ----------------
                                    Continued

INSTITUTIONAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

---------------------------------------------------------------------

                                        PRINCIPAL
                                          AMOUNT          VALUE
                                       ------------- ----------------

MUNICIPAL DEMAND NOTES, CONTINUED
UTAH (1.7%)
Tooele City Industrial Development,
   Series A, 3.30%, 11/6/08,
   (LOC: U.S. Bancorp) (a) (c)            $ 700,000        $ 700,000
Utah Telecommunication Open
   Infrastructure Agency, 7.00%,
   11/6/08, (LOC: KeyBank NA) (a) (c)    40,000,000       40,000,000
                                                     ----------------
                                                          40,700,000
                                                     ----------------

VIRGINIA (0.8%)
Alexandria Industrial Development
   Authority, Series A, 6.12%, 11/6/08,
   (LOC: SunTrust Banks, Inc.) (a) (c)   10,000,000       10,000,000
Alexandria Industrial Development
   Authority, American Academy of
   Otolaryngology, Series A, 3.17%,
   11/6/08, (LOC: Bank of America)
   (a) (c)                                8,690,000        8,690,000
                                                     ----------------
                                                          18,690,000
                                                     ----------------

WASHINGTON (0.1%)
State Housing Finance Commission,
   Multi-Family, Granite Falls
   Retirement Plaza, Series B, 3.35%,
   11/6/08, (LOC: Wells Fargo & Co.) (a) (c)940,000          940,000
State Housing Finance Commission,
   Multi-Family, Sir Summer Ridge
   Associates, Series B, 3.10%, 11/1/08,
   (LOC: U.S. Bancorp) (a) (c)              605,000          605,000
State Housing Finance Commission,
   Multi-Family, Vintage At Everett,
   Series B, 2.85%, 11/6/08,
   (LOC: FNMA) (a) (c)                    2,000,000        2,000,000
                                                     ----------------
                                                           3,545,000
                                                     ----------------

WISCONSIN (0.1%)
Health & Educational Facilities
   Authority, Upland Hills, Series D,
   4.00%, 11/5/08, (LOC: Allied Irish
   Bank PLC) (a) (c)                      1,845,000     1,845,000.00
                                                     ----------------

TOTAL MUNICIPAL DEMAND NOTES                             372,819,000
                                                     ----------------

                                          SHARES
                                       -------------
MONEY MARKETS (5.7%)
AIM STIT Liquid Assets Portfolio (b)     82,506,857       82,506,857
Goldman Sachs Financial Square Funds -
   Prime Obligations Fund (b)            55,962,939       55,962,939
                                                     ----------------

TOTAL MONEY MARKETS                                      138,469,796
                                                     ----------------


                                    Continued

                                        PRINCIPAL
                                          AMOUNT          VALUE
                                       ------------- ----------------

REPURCHASE AGREEMENTS (11.7%)
Deutsche Bank, 0.20%, dated 10/31/08,
   due 11/3/08, (Proceeds at maturity,
   $260,004,333, Collateralized by
   various U.S. Government Agency
   Securities, 0.00%-5.70%,
   12/10/08-10/2/17, value
   $265,200,506)                      $ 260,000,000   $ 260,000,000
UBS Investment Bank, 0.17%, dated
   10/31/08, due 11/3/08, (Proceeds at
   maturity, $23,325,217, Collateralized
   by Freddie Mac Discount Notes, 0.00%,
   5/26/09-7/20/09, value $23,791,722)   23,321,000       23,321,000
                                                     ----------------

TOTAL REPURCHASE AGREEMENTS                              283,321,000
                                                     ----------------

TOTAL INVESTMENTS (COST $2,463,375,492)+ - 101.4%      2,463,375,492

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)%           (33,354,483)
                                                     ----------------

NET ASSETS - 100.0%                                  $ 2,430,021,009
                                                     ================


NOTES TO SCHEDULE OF INVESTMENTS
**    Rate represents the effective yield at purchase.

+     Also represents cost for federal income tax purposes.

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2008.

(b)  Investment is in Institutional Shares of underlying fund/portfolio.

(c)  Maturity date is next rate reset date.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

The following abbreviations are used in the Schedule of Investments:
AMT - Alternative Minimum Tax
CMBS - Commercial Mortgage-Backed Security
FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association
GO- General Obligation
LOC - Letter of Credit


               See notes to schedules of investments.

INSTITUTIONAL GOVERNMENT MONEY MARKET
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)
---------------------------------------------------------------------


                                          PRINCIPAL
                                            AMOUNT         VALUE
                                        -------------  --------------

MORTGAGE-BACKED SECURITIES (2.8%)
CMBS OTHER (2.8%)
Freddie Mac, 4.47%, 11/5/08 (a) (c)      $ 42,444,294   $ 42,444,294
Freddie Mac, 4.51%, 11/5/08 (a) (c)        14,545,686     14,545,686
Freddie Mac, 4.51%, 11/6/08 (a) (c)         1,722,332      1,722,332
                                                      ---------------
                                                          58,712,312
                                                      ---------------

TOTAL MORTGAGE-BACKED SECURITIES                          58,712,312
                                                      ---------------

U.S. GOVERNMENT AGENCIES (67.2%)
FANNIE MAE (16.3%)
1.06%, 1/23/09 (a) (c)                     25,000,000     24,974,822
1.50%, 11/19/08 **                         20,000,000     19,985,000
1.50%, 12/30/08 **                         25,000,000     24,938,542
2.10%, 1/14/09 **                          15,000,000     14,935,250
2.20%, 11/4/08 **                          36,130,000     36,123,376
2.31%, 2/27/09 **                           3,220,000      3,195,619
2.33%, 12/26/08 **                          7,495,000      7,468,274
2.36%, 3/31/09 **                           5,746,000      5,689,498
2.46%, 11/26/08 **                         10,000,000      9,982,917
2.55%, 11/5/08 **                          15,000,000     14,995,750
2.65%, 4/6/09 **                            7,900,000      7,809,282
2.90%, 4/8/09 **                           10,000,000      9,872,722
2.95%, 5/1/09 **                           10,000,000      9,851,681
2.97%, 1/12/09 **                           9,000,000      8,946,540
3.30%, 3/25/09 **                          12,500,000     12,335,000
3.38%, 12/15/08                            34,936,000     34,972,167
3.85%, 4/14/09                              5,000,000      5,013,709
3.88%, 11/17/08                            11,350,000     11,356,434
4.25%, 5/15/09                             16,315,000     16,451,082
4.88%, 4/15/09                             12,358,000     12,477,541
4.90%, 11/3/08                             20,108,000     20,110,608
5.13%, 7/13/09                              4,070,000      4,138,348
5.25%, 1/15/09                             17,044,000     17,126,070
6.63%, 9/15/09                              4,000,000      4,117,222
                                                      ---------------
                                                         336,867,454
                                                      ---------------

FEDERAL FARM CREDIT BANK (4.1%)
3.07%, 11/26/08 (a) (c)                    25,000,000     24,997,641
3.13%, 11/24/08 (a) (c)                    12,000,000     11,998,895
3.38%, 11/23/08 (a) (c)                    20,000,000     20,000,000
3.75%, 1/15/09                              2,355,000      2,363,129
3.80%, 11/2/08 (a) (c)                      4,200,000      4,199,184
4.13%, 4/15/09                              1,253,000      1,262,387
4.18%, 11/20/08 (a) (c)                    15,000,000     15,000,000
4.80%, 3/12/09                              5,000,000      5,042,958
                                                      ---------------
                                                          84,864,194
                                                      ---------------

FEDERAL HOME LOAN BANK (32.7%)
1.09%, 11/1/08 (a) (c)                     15,000,000     15,000,000
1.23%, 11/14/08 **                         10,000,000      9,995,558
1.32%, 11/24/08 **                         25,000,000     24,978,917
2.20%, 4/1/09                               5,000,000      4,984,447
2.30%, 4/3/09                              12,500,000     12,491,173
2.38%, 11/3/08 **                           5,000,000      4,999,339

                                    Continued


                                          PRINCIPAL
                                            AMOUNT         VALUE
                                        -------------  --------------

U.S. GOVERNMENT AGENCIES, CONTINUED
FEDERAL HOME LOAN BANK, CONTINUED
2.38%, 3/10/09                           $ 7,050,000     $ 7,053,120
2.42%, 11/5/08 **                          5,000,000       4,998,656
2.42%, 11/7/08 **                          5,000,000       4,997,983
2.45%, 1/28/09 **                         18,087,000      17,973,172
2.50%, 3/17/09                            15,000,000      15,004,846
2.52%, 4/21/09                            10,000,000      10,000,000
2.54%, 11/19/08 **                         5,000,000       4,993,650
2.56%, 2/13/09                            14,460,000      14,433,290
2.58%, 12/1/08 (a) (c)                    10,000,000       9,999,122
2.58%, 12/4/08 (a) (c)                    45,000,000      45,000,535
2.58%, 12/5/08 (a) (c)                    10,000,000       9,999,022
2.60%, 12/16/08 **                        15,000,000      14,951,250
2.61%, 11/21/08 (a) (c)                   25,345,000      25,344,728
2.65%, 12/10/08 **                        10,000,000       9,971,346
2.65%, 12/18/08 **                         8,000,000       7,972,322
2.68%, 11/11/08 (a) (c)                   24,000,000      23,996,464
2.69%, 11/18/08 (a) (c)                    8,750,000       8,750,307
2.70%, 2/20/09                             6,350,000       6,350,000
2.72%, 2/2/09 **                           4,166,000       4,136,748
2.72%, 9/18/09                             5,000,000       4,982,788
2.76%, 2/11/09 **                         10,025,000       9,946,604
2.80%, 2/9/09 **                          10,000,000       9,922,222
2.82%, 12/10/08 (a) (c)                   15,000,000      15,000,000
2.90%, 2/27/09                            10,000,000      10,000,000
2.95%, 4/13/09 **                         14,241,000      14,069,348
3.00%, 4/15/09                             6,020,000       6,032,900
3.00%, 7/28/09                            10,000,000      10,010,200
3.18%, 11/27/08 (a) (c)                   25,000,000      25,000,000
3.20%, 11/27/08 (a) (c)                   10,000,000       9,992,472
3.29%, 1/30/09 (a) (c)                    15,000,000      14,999,311
3.31%, 12/26/08 (a) (c)                   14,000,000      13,993,934
3.63%, 11/14/08                            9,205,000       9,208,257
3.66%, 1/23/09 (a) (c)                    10,000,000       9,999,576
3.77%, 12/29/08 (a) (c)                   40,000,000      40,000,000
4.04%, 1/5/09 (a) (c)                     25,000,000      25,002,479
4.11%, 1/5/09 (a) (c)                     25,000,000      25,007,305
4.11%, 11/21/08 (a) (c)                   10,500,000      10,493,646
4.25%, 5/15/09                             1,500,000       1,512,010
4.34%, 11/12/08 (a) (c)                   11,400,000      11,399,932
4.41%, 11/13/08 (a) (c)                   14,000,000      13,999,514
4.44%, 11/13/08 (a) (c)                   14,000,000      13,996,120
4.75%, 4/24/09                             4,055,000       4,086,285
5.00%, 11/21/08                            7,885,000       7,895,513
5.00%, 2/4/09                              3,165,000       3,182,630
5.13%, 12/29/08                            6,780,000       6,804,823
5.25%, 1/16/09                             5,895,000       5,931,304
5.25%, 3/13/09                            10,840,000      10,955,381
5.38%, 5/15/09                             3,115,000       3,160,264
5.48%, 1/8/09                              5,000,000       5,023,933
5.75%, 2/13/09                             5,000,000       5,043,584
                                                      ---------------
                                                         675,028,330
                                                      ---------------


                                    Continued

INSTITUTIONAL GOVERNMENT MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

---------------------------------------------------------------------

                                          PRINCIPAL
                                            AMOUNT         VALUE
                                        -------------  --------------

U.S. GOVERNMENT AGENCIES, CONTINUED
FREDDIE MAC (9.8%)
1.42%, 12/9/08 **                        $ 15,000,000   $ 14,977,517
2.20%, 3/9/09 **                           14,000,000     13,890,489
2.23%, 1/20/09 **                          22,000,000     21,890,978
2.42%, 1/26/09 **                          15,000,000     14,913,283
2.49%, 11/12/08 **                         15,000,000     14,988,588
2.55%, 4/21/09                              5,000,000      4,999,754
3.00%, 4/17/09 **                          10,000,000      9,860,833
3.38%, 4/15/09                             12,000,000     12,058,705
3.88%, 1/12/09                             10,000,000     10,016,316
4.02%, 11/7/08 (a) (c)                     20,000,000     19,999,642
4.63%, 12/19/08                             3,333,000      3,342,535
4.88%, 2/17/09                              5,000,000      5,029,188
5.00%, 1/16/09                             30,010,000     30,170,777
5.25%, 11/6/08 (a) (c)                      7,785,000      7,785,000
5.25%, 5/21/09                             17,750,000     17,987,009
                                                      ---------------
                                                         201,910,614
                                                      ---------------

OVERSEAS PRIVATE INVESTMENT CORP.
   (4.3%)
1.75%, 11/5/08 (a) (c)                     18,824,000     18,824,000
1.75%, 11/5/08 (a) (c)                     28,900,000     28,900,000
1.75%, 11/5/08 (a) (c)                     42,148,000     42,148,000
                                                      ---------------
                                                          89,872,000
                                                      ---------------

TOTAL U.S. GOVERNMENT AGENCIES                         1,388,542,592
                                                      ---------------

                                            SHARES
                                        --------------
MONEY MARKETS (6.1%)
AIM STIT Government & Agency
   Portfolio (b)                           61,223,225     61,223,225
Goldman Sachs Financial Square Funds
   - Government Fund (b)                   65,918,120     65,918,120
                                                      ---------------
                                                         127,141,345
                                                      ---------------

TOTAL MONEY MARKETS                                      127,141,345
                                                      ---------------

                                           PRINCIPAL
                                            AMOUNT
                                        --------------
REPURCHASE AGREEMENTS (23.9%)
Bank of America Securities, LLC, 0.17%,
   dated 10/31/08, due 11/3/08, (Proceeds
   at maturity, $150,002,125,
   Collateralized by Freddie Mac
   Discount Notes, 0.00%, 11/19/08 -
   12/31/08, value $153,000,751)        $ 150,000,000    150,000,000




                                    Continued

                                          PRINCIPAL
                                            AMOUNT         VALUE
                                        -------------  --------------

REPURCHASE AGREEMENTS, CONTINUED
Deutsche Bank, 0.20%, dated 10/31/08,
   due 11/3/08, (Proceeds at maturity,
   $220,003,667, Collateralized by
   various U.S. Government Agency
   Securities, 4.50%-5.50%,
   9/15/11-5/12/20,
   value $224,402,521)                  $ 220,000,000  $ 220,000,000
UBS Investment Bank, 0.17%, dated
   10/31/08, due 11/3/08, (Proceeds at
   maturity, $123,111,558, Collateralized
   by various U.S. Government Agency
   Securities, 0.00%-5.65%,
   11/6/08-11/29/19,
   value $125,573,787)                    123,107,000    123,107,000
                                                      ---------------
                                                         493,107,000
                                                      ---------------

TOTAL REPURCHASE AGREEMENTS                              493,107,000
                                                      ---------------

TOTAL INVESTMENTS (COST $2,067,503,249)+ - 100.0%      2,067,503,249

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                 (90,904)
                                                      ---------------

NET ASSETS - 100.0%                                   $ 2,067,412,345
                                                      ===============

NOTES TO SCHEDULE OF INVESTMENTS

**   Rate represents the effective yield at purchase.

+    Also represents cost for federal income tax purposes.

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2008.

(b)  Investment is in Institutional Shares of underlying fund/portfolio.

(c)  Maturity date is next rate reset date.

The following abbreviation is used in the Schedule of Investments:
CMBS - Commercial Mortgage-Backed Securities



               See notes to schedules of investments.

U.S. TREASURY MONEY MARKET
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------

                                         PRINCIPAL
                                          AMOUNT             VALUE
                                      ----------------  -----------------

TREASURY BILLS (23.3%)
0.69%, 12/11/08 **                       $ 25,000,000       $ 24,981,111
0.76%, 1/2/09 **                           50,000,000         49,935,417
1.00%, 12/26/08 **                         15,000,000         14,977,542
1.01%, 4/16/09 **                          25,000,000         24,883,454
1.02%, 1/15/09 **                          50,000,000         49,864,984
1.15%, 1/29/09 **                          40,000,000         39,857,402
1.30%, 6/24/09 **                          40,000,000         39,674,313
1.44%, 3/19/09 **                          25,000,000         24,862,048
1.48%, 3/26/09 **                          25,000,000         24,850,972
1.50%, 2/26/09 **                          25,000,000         24,878,166
1.67%, 1/8/09 **                           65,000,000         64,804,821
1.75%, 7/2/09 **                           40,000,000         39,583,187
1.92%, 2/5/09 **                           15,000,000         14,923,020
1.92%, 2/19/09 **                          25,000,000         24,852,990
1.97%, 11/20/08 **                         25,000,000         24,974,014
2.00%, 11/6/08 **                          35,000,000         34,990,892
2.16%, 11/13/08 **                         30,000,000         29,979,150
2.19%, 12/18/08 **                         15,000,000         14,957,015
                                                        -----------------

TOTAL TREASURY BILLS                                         567,830,498
                                                        -----------------

TREASURY NOTES (15.5%)
3.13%, 4/15/09                             30,000,000         30,134,077
3.38%, 12/15/08                            25,000,000         25,060,568
3.63%, 7/15/09                             50,000,000         50,605,588
3.88%, 5/15/09                             40,000,000         40,423,638
4.00%, 8/31/09                             40,000,000         40,729,769
4.50%, 3/31/09                             25,000,000         25,232,968
4.50%, 4/30/09                             50,000,000         50,731,012
4.75%, 12/31/08                            40,000,000         40,221,843
4.88%, 5/15/09                             25,000,000         25,435,268
4.88%, 6/30/09                             50,000,000         50,969,093
                                                        -----------------

TOTAL TREASURY NOTES                                         379,543,824
                                                        -----------------

                                          SHARES
                                      ----------------
MONEY MARKETS (2.1%)
AIM STIT Treasury Portfolio (a)            50,223,335         50,223,335
Goldman Sachs Financial Square Funds
   - Treasury Obligations Fund (a)          1,754,778          1,754,778
                                                        -----------------

TOTAL MONEY MARKETS                                           51,978,113
                                                        -----------------

                                         PRINCIPAL
                                          AMOUNT
                                      ----------------
REPURCHASE AGREEMENTS (59.0%)
Bank of America Securities, LLC, 0.10%,
   dated 10/31/08, due 11/3/08, (Proceeds
   at maturity, $120,001,000,
   Collateralized by U.S. Treasury
   Bond, 8.50%, 2/15/20, value
   $122,400,017)                        $ 120,000,000        120,000,000


                                    Continued


                                         PRINCIPAL
                                          AMOUNT             VALUE
                                      ----------------  -----------------

REPURCHASE AGREEMENTS, CONTINUED
Barclays PLC, 0.15%, dated 10/31/08,
   due 11/3/08, (Proceeds at maturity,
   $575,007,188, Collateralized by
   various U.S. Treasury Securities,
   0.00%-4.88%, 12/15/08-8/15/17, value
   $586,500,028)                        $ 575,000,000      $ 575,000,000
BMO Nesbitt Burns, 0.10%, dated
   10/31/08, due 11/3/08, (Proceeds
   at maturity, $100,000,833, Collateralized
   by various U.S. Treasury Securities,
   0.00%-6.88%, 11/6/08-8/15/25, value
   $102,000,055)                          100,000,000        100,000,000
Deutsche Bank, 0.10%, dated 10/31/08,
   due 11/3/08, (Proceeds at maturity,
   $550,004,583, Collateralized by
   various U.S. Treasury Securities,
   2.38%, 1/15/17-1/15/27, value
   $561,000,000)                          550,000,000        550,000,000
UBS Investment Bank, 0.10%, dated
   10/31/08, due 11/3/08, (Proceeds at
   maturity, $95,766,840, Collateralized
   by U.S. Treasury Bond, 8.13%,
   8/15/19, value $97,682,184)             95,764,000         95,764,000
                                                        -----------------

TOTAL REPURCHASE AGREEMENTS                                1,440,764,000
                                                        -----------------

TOTAL INVESTMENTS (COST $2,440,116,435)+ - 99.9%           2,440,116,435

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                   2,651,449
                                                        -----------------

NET ASSETS - 100.0%                                      $ 2,442,767,884
                                                        =================



NOTES TO SCHEDULE OF INVESTMENTS

**   Rate represents the effective yield at purchase.

+    Also represents cost for federal income tax purposes.

(a)  Investment is in Institutional Shares of underlying fund/portfolio.


                 See notes to schedules of investments.

MICHIGAN MUNICIPAL MONEY MARKET
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------

                                              PRINCIPAL
                                               AMOUNT          VALUE
                                             ------------ ----------------

MUNICIPAL BONDS (2.5%)
MICHIGAN (2.5%)
Grand Haven Michigan Public Imps.,
   GO, FSA, 3.00%, 4/1/09                      $ 150,000        $ 150,456
Grand Rapids Michigan Water Supply,
   1.80%, 1/1/09                               1,000,000        1,000,000
Grand Valley State University, Series
   A, FSA, 3.00%, 12/1/08                        570,000          570,297
Michigan Municipal Bond Authority
   Revenue, Series A-1, 3.00%, 8/20/09         1,500,000        1,516,176
Traverse City Area Public Schools,
   GO, 3.00%, 5/1/09                           1,600,000        1,607,815
Wayne State University, FSA, 5.00%,
   11/15/08                                    2,000,000        2,002,086
                                                          ----------------
                                                                6,846,830
                                                          ----------------

TOTAL MUNICIPAL BONDS                                           6,846,830
                                                          ----------------

COMMERCIAL PAPER (1.9%)
Michigan State Building Authority,
   1.60%, 11/6/08, ((LOC: Bank of
   New York (60%), (State Street Corp.
   (40%))                                      5,155,000        5,155,000
                                                          ----------------

TOTAL COMMERCIAL PAPER                                          5,155,000
                                                          ----------------

MUNICIPAL DEMAND NOTES (86.2%)
ALASKA (0.5%)
City of Valdez, Exxon Pipeline Co.,
   Project, Series B, 0.80%, 11/1/08,
   (LOC: Standalone) (a) (c)                   1,300,000        1,300,000
                                                          ----------------

FLORIDA (3.8%)
City of Lakeland, Series B, 1.20%,
   11/1/08, (LOC: SunTrust Banks,
   Inc.) (a) (c)                              10,400,000       10,400,000
                                                          ----------------

ILLINOIS (2.6%)
Chicago Industrial Development
   Revenue, John Hofuelster and Son,
   Inc. Project, AMT, 2.20%, 11/6/08,
   (LOC: Bank of Montreal) (a) (c)             3,945,000        3,945,000
Finance Authority, Diamond-Star
   Motors Corp. Project, 1.30%, 11/1/08,
   (LOC: KeyBank NA) (a) (c) (d)               3,000,000        3,000,000
                                                          ----------------
                                                                6,945,000
                                                          ----------------

MICHIGAN (75.0%)
Detroit Economic Development Corp.,
   Waterfront Reclamation, Series A,
   1.50%, 11/6/08, (LOC: Deutshe Bank AG)
   (a) (c)                                     1,825,000        1,825,000
East Grand Rapids Public School
   District, GO, FSA, Q-SBLF, 5.75%,
   5/1/21, (Prerefunded 5/1/09 @ 100)          3,220,000        3,334,623

                                    Continued


                                              PRINCIPAL
                                               AMOUNT          VALUE
                                             ------------ ----------------

MUNICIPAL DEMAND NOTES, CONTINUED
MICHIGAN, CONTINUED
Farmington Hills Economic Development
   Corp., Center For Humanistic Studies,
   1.85%, 11/6/08, (LOC: Comerica Bank)
   (a) (c)                                     $ 470,000        $ 470,000
Grand Rapids, Clipper Belt Lacer Co.,
   Project, AMT, 1.75%, 11/6/08,
   (LOC: Bank of America) (a) (c)              1,200,000        1,200,000
Higher Education Facilities
   Authority, Adrian College, 1.80%,
   11/6/08, (LOC: Comerica Bank) (a) (c)       3,200,000        3,200,000
Higher Education Facilities
   Authority, Adrian College, 2.02%,
   11/6/08, (LOC: Comerica Bank) (a) (c)         460,000          460,000
Higher Education Facilities
   Authority, Albion College, 1.50%,
   11/6/08, (LOC: JP Morgan, Inc.) (a) (c)     3,700,000        3,700,000
Higher Education Facilities
   Authority, University of Detroit
   Mercy, 1.25%, 11/1/08, (LOC: JP
   Morgan, Inc.) (a) (c)                       3,145,000        3,145,000
Iron County Economic Development
   Corp., Pine River Hardwoods LLC, AMT,
   2.43%, 11/6/08, (LOC: Marshall & Ilsley
   Bank) (a) (c)                               8,000,000        8,000,000
Manistee Area Public Schools, GO,
   FGIC, Q-SBLF, 5.75%, 5/1/19,
   (Prerefunded 5/1/09 @ 100)                    500,000          516,773
Marquette City Hospital Finance
   Authority, Marquette General
   Hospital, Series A, 1.95%, 11/6/08,
   (LOC: U.S. Bancorp) (a) (c)                   780,000          780,000
Marquette County Economic Development
   Corp., Pioneer Laboratories, Series
   A, AMT, 2.53%, 11/5/08, (LOC: JP
   Morgan, Inc.) (a) (c)                         450,000          450,000
Michigan State Housing Development
   Authority, Series D, AMT, 1.90%,
   11/6/08, (Mandatory Put
   11/6/08 @ 100) (a) (c)                      5,000,000        5,000,000
Michigan Strategic Fund, R.Z. Co.
   Project, AMT, 2.00%, 11/6/08,
   (LOC: Comerica Bank) (a) (c) (d)              695,000          695,000
Michigan Strategic Fund, The Detroit
   Edison Co., Series ET, 1.60%,
   11/5/08, (LOC: Scotiabank) (a) (c)          4,000,000        4,000,000
Oakland County Economic Development
   Corp., Cadillac Iron, Inc. Project,
   AMT, 2.00%, 11/6/08, (LOC: Comerica
   Bank) (a) (c)                                 600,000          600,000
Oakland County Economic Development
   Corp., Graph-Tech, Inc. Project, AMT,
   1.75%, 11/6/08, (LOC: Bank of America)
   (a) (c)                                     1,090,000        1,090,000

                                    Continued

MICHIGAN MUNICIPAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------

                                              PRINCIPAL
                                               AMOUNT          VALUE
                                             ------------ ----------------

MUNICIPAL DEMAND NOTES, CONTINUED
MICHIGAN, CONTINUED
Oakland County Economic Development
   Corp., IBC North America, Inc.
   Project, AMT, 2.00%, 11/6/08,
   (LOC: Comerica Bank) (a) (c) (d)            $ 895,000        $ 895,000
Oakland County Economic Development
   Corp., Moody Family, Ltd. Project,
   AMT, 3.05%, 11/5/08, (LOC: JP Morgan,
   Inc.) (a) (c) (d)                           1,600,000        1,600,000
Oakland County Economic Development
   Corp., Openings Project, AMT, 1.75%,
   11/6/08, (LOC: Bank of America) (a) (c)     2,755,000        2,755,000
Saline Economic Development Corp.,
   Brecon Village Project, 1.80%,
   11/5/08, (LOC: JP Morgan, Inc.) (a) (c)     7,500,000        7,500,000
Southfield Economic Development
   Corp., Lawrence Technological
   University Project, 1.80%, 11/5/08,
   (LOC: JP Morgan, Inc.) (a) (c)              3,515,000        3,515,000
State Building Authority, Multi-Modal
   Facilities Program IIA, 7.77%,
   11/6/08, (LOC: Depfa Bank PLC) (a) (c)      4,890,000        4,890,000
State Building Authority, Multi-Modal
   Facilities Program IIB, 10.00%,
   11/6/08, (LOC: Depfa Bank PLC) (a) (c)      3,715,000        3,715,000
State Hospital Finance Authority,
   Crittenton Hospital, Series A, 1.55%,
   11/1/08, (LOC: Comerica Bank) (a) (c)       2,000,000        2,000,000
State Hospital Finance Authority,
   Crittenton Hospital, Series B, 1.55%,
   11/1/08, (LOC: Comerica Bank) (a) (c)       3,105,000        3,105,000
State Hospital Finance Authority,
   Henry Ford Health System, Series C,
   1.44%, 11/5/08, (LOC: Royal Bank of
   Scotland) (a) (c)                          12,550,000       12,550,000
State Housing Development Authority,
   Hunt Club Apartments, AMT, 1.95%,
   11/6/08, (LOC: FNMA) (a) (c)                  375,000          375,000
State Housing Development Authority,
   Jewish Apartments and Services
   Nonprofit Housing, 1.80%, 11/6/08,
   (LOC: JP Morgan, Inc.) (a) (c)              7,300,000        7,300,000
State Housing Development Authority,
   Multi-Family, Series A, AMT, 2.00%,
   11/6/08, (LOC: FHLB) (a) (c)                6,765,000        6,765,000
Strategic Fund, Agape Plastics, Inc.
   Project, AMT, 3.05%, 11/5/08,
   (LOC: U.S. Bancorp) (a) (c)                 2,200,000        2,200,000
Strategic Fund, APS Kundinger Project, AMT,
   2.00%, 11/6/08, (LOC: JP Morgan, Inc.)
   (a) (c) (d)                                 1,000,000        1,000,000
Strategic Fund, Aspen Realty LLC Project,
   AMT, 3.80%, 11/5/08, (LOC:
   JP Morgan, Inc.) (a) (c) (d)                  100,000          100,000

                                    Continued


                                              PRINCIPAL
                                               AMOUNT          VALUE
                                             ------------ ----------------

MUNICIPAL DEMAND NOTES, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Bank Real Estate LLC
   Project, AMT, 1.85%, 11/6/08,
   (LOC: Bank of America) (a) (c)            $ 1,990,000      $ 1,990,000
Strategic Fund, Banks Hardwoods, Inc.
   Project, AMT, 3.60%, 11/6/08,
   (LOC: KeyBank NA) (a) (c) (d)                 477,000          477,000
Strategic Fund, Biewer of Lansing LLC
   Project, AMT, 3.10%, 11/6/08,
   (LOC: Bank of America) (a) (c) (d)            110,000          110,000
Strategic Fund, Blair Equipment Co.
   Project, AMT, 3.05%, 11/5/08, (LOC:
   JP Morgan, Inc.) (a) (c)                      700,000          700,000
Strategic Fund, Bowers Manufacturing
   Co. Project, AMT, 3.80%, 11/6/08,
   (LOC: JP Morgan, Inc.) (a) (c) (d)            200,000          200,000
Strategic Fund, Camac LLC Project,
   AMT, 3.05%, 11/5/08, (LOC: JP Morgan,
   Inc.) (a) (c)                               1,400,000        1,400,000
Strategic Fund, Cayman Chemical Co.
   Project, AMT, 2.21%, 11/6/08, (LOC:
   JP Morgan, Inc.) (a) (c) (d)                  760,000          760,000
Strategic Fund, Consumers Energy Co.
   Project, AMT, 1.55%, 11/5/08,
   (LOC: Wells Fargo & Co.) (a) (c)            4,000,000        4,000,000
Strategic Fund, Continental Carbonic
   Products, AMT, 1.95%, 11/6/08, (LOC:
   JP Morgan, Inc.) (a) (c)                    6,720,000        6,720,000
Strategic Fund, Creative Foam Corp.
   Project, AMT, 3.05%, 11/5/08, (LOC:
   JP Morgan, Inc.) (a) (c) (d)                2,000,000        2,000,000
Strategic Fund, Delta Containers,
   Inc. Project, AMT, 3.15%, 11/6/08,
   (LOC: Comerica Bank) (a) (c)                1,200,000        1,200,000
Strategic Fund, Detroit Symphony
   Project, Series B, 1.25%, 11/1/08,
   (LOC: Bank of America) (a) (c)              1,000,000        1,000,000
Strategic Fund, Diagnostic Real
   Estate LLC, AMT, 3.05%, 11/5/08,
   (LOC: JP Morgan, Inc.) (a) (c) (d)            500,000          500,000
Strategic Fund, Eclipse Mold, Inc.
   Project, AMT, 3.80%, 11/5/08, (LOC:
   JP Morgan, Inc.) (a) (c) (d)                  200,000          200,000
Strategic Fund, Emerson School
   Project, 3.15%, 11/6/08, (LOC: KeyBank
   NA) (a) (c) (d)                             2,395,000        2,395,000
Strategic Fund, Father Gabriel High
   School Project, 1.75%, 11/6/08,
   (LOC: Allied Irish Bank PLC) (a) (c)        4,700,000        4,700,000
Strategic Fund, Flyer Fund Leasing
   LLC Project, AMT, 3.05%, 11/5/08,
   (LOC: JP Morgan, Inc.) (a) (c) (d)          1,065,000        1,065,000


                                    Continued

MICHIGAN MUNICIPAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------

                                              PRINCIPAL
                                               AMOUNT          VALUE
                                             ------------ ----------------

MUNICIPAL DEMAND NOTES, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Frank Street LLC
   Project, AMT, 1.85%, 11/6/08,
   (LOC: Bank of America) (a) (c)             $1,750,000      $ 1,750,000
Strategic Fund, Frederick Wolfgang
   Industries Project, AMT, 2.44%,
   11/6/08, (LOC: U.S. Bancorp) (a) (c)          735,000          735,000
Strategic Fund, Gebara Management Co.
   LLC Project, AMT, 3.05%, 11/5/08,
   (LOC: JP Morgan, Inc.) (a) (c) (d)            300,000          300,000
Strategic Fund, Great Lake Metal
   Stamping, AMT, 3.05%, 11/5/08, (LOC:
   JP Morgan, Inc.) (a) (c)                      800,000          800,000
Strategic Fund, Harbor Industries,
   Inc. Project, AMT, 2.53%, 11/5/08,
   (LOC: Bank of America) (a) (c)                400,000          400,000
Strategic Fund, Heartland Goodwill
   Project, 1.50%, 11/6/08, (LOC: Bank of
   America) (a) (c)                              900,000          900,000
Strategic Fund, Henry Ford Museum
   Village Project, 1.30%, 11/1/08,
   (LOC: Comerica Bank) (a) (c)                  350,000          350,000
Strategic Fund, JC Gibbons
   Manufacturing, Inc. Project, AMT,
   2.00%, 11/6/08, (LOC: Comerica Bank)
   (a) (c)                                       720,000          720,000
Strategic Fund, J. G. Kern
   Enterprises Project, AMT, 1.75%,
   11/6/08, (LOC: Bank of America) (a) (c)     3,950,000        3,950,000
Strategic Fund, Jet Enterprises LLC
   Project, 1.75%, 11/6/08, (LOC: Bank of
   America) (a) (c) (d)                          300,000          300,000
Strategic Fund, John H. Dekker and
   Sons Project, AMT, 2.44%, 11/6/08,
   (LOC: Bank of America) (a) (c)                290,000          290,000
Strategic Fund, Joy Properties LLC
   Project, 3.05%, 11/5/08, (LOC: JP
   Morgan, Inc.) (a) (c) (d)                     480,000          480,000
Strategic Fund, Landscape Forms, Inc.
   Project, AMT, 3.05%, 11/5/08, (LOC:
   JP Morgan, Inc.) (a) (c) (d)                  800,000          800,000
Strategic Fund, Lansing Saint Vincent
   Home Project, 1.75%, 11/6/08,
   (LOC: Comerica Bank) (a) (c)                2,555,000        2,555,000
Strategic Fund, LaPeer Industries,
   Inc. Project, AMT, 1.75%, 11/6/08,
   (LOC: Bank of America) (a) (c)              3,400,000        3,400,000
Strategic Fund, Lincoln Park Boring
   Co. Project, AMT, 3.30%, 11/5/08,
   (LOC: Comerica Bank) (a) (c)                1,600,000        1,600,000
Strategic Fund, MacArthur Corp.
   Project, AMT, 3.05%, 11/6/08, (LOC:
   JP Morgan, Inc.) (a) (c)                    1,700,000        1,700,000

                                    Continued

                                              PRINCIPAL
                                               AMOUNT          VALUE
                                             ------------ ----------------

MUNICIPAL DEMAND NOTES, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Merrill Group
   Project, AMT, 2.27%, 11/6/08,
   (LOC: Bank of America) (a) (c) (d)          $ 850,000        $ 850,000
Strategic Fund, Mid-American
   Products, Inc. Project, AMT, 1.85%,
   11/6/08, (LOC: Comerica Bank) (a) (c)         970,000          970,000
Strategic Fund, Middleville Tool and
   Die Project, AMT, 3.05%, 11/5/08,
   (LOC: U.S. Bancorp) (a) (c) (d)             1,200,000        1,200,000
Strategic Fund, Mold Masters Co.
   Project, AMT, 3.80%, 11/6/08, (LOC:
   JP Morgan, Inc.) (a) (c)                    1,000,000        1,000,000
Strategic Fund, MOT LLC Project,
   1.50%, 11/6/08, (LOC: JP Morgan,
   Inc.) (a) (c)                               3,155,000        3,155,000
Strategic Fund, Nicholas Plastics
   Project, AMT, 2.44%, 11/6/08,
   (LOC: U.S. Bancorp) (a) (c)                 1,625,000        1,625,000
Strategic Fund, Non-Ferrous Cast
   Alloys Project, AMT, 3.05%, 11/5/08,
   (LOC: JP Morgan, Inc.) (a) (c)                235,000          235,000
Strategic Fund, Oak Project, AMT,
   2.00%, 11/6/08, (LOC: U.S. Bancorp)
   (a) (c) (d)                                   145,000          145,000
Strategic Fund, Patten Monument
   Project, AMT, 2.44%, 11/6/08,
   (LOC: U.S. Bancorp) (a) (c)                   475,000          475,000
Strategic Fund, Peachwood Center
   Associates, 2.50%, 11/5/08,
   (LOC: Comerica Bank) (a) (c)                2,115,000        2,115,000
Strategic Fund, Phipps Emmett
   Associates LLC Project, Series A,
   AMT, 2.53%, 11/5/08, (LOC: Bank of
   America) (a) (c)                            2,000,000        2,000,000
Strategic Fund, Premier Property
   Holdings, AMT, 1.75%, 11/6/08,
   (LOC: Bank of America) (a) (c)              2,490,000        2,490,000
Strategic Fund, Production
   Engineering Project, AMT, 1.85%,
   11/6/08, (LOC: Bank of America)
   (a) (c) (d)                                 1,000,000        1,000,000
Strategic Fund, R.A. Rink LLC
   Project, AMT, 3.05%, 11/5/08,
   (LOC: Bank of America) (a) (c) (d)            840,000          840,000
Strategic Fund, R.L. Adams Plastics,
   Inc. Project, AMT, 2.00%, 11/6/08,
   (LOC: Comerica Bank) (a) (c) (d)            1,130,000        1,130,000
Strategic Fund, RL Enterprises LLC
   Project, AMT, 5.50%, 11/6/08,
   (LOC: Comerica Bank) (a) (c) (d)              200,000          200,000
Strategic Fund, Solid Waste Disposal,
   Grayling Generating Project, AMT,
   1.55%, 11/5/08, (LOC: Barclays Bank
   PLC) (a) (c)                                2,216,000        2,216,000

                                    Continued

MICHIGAN MUNICIPAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------

                                              PRINCIPAL
                                               AMOUNT          VALUE
                                             ------------ ----------------

MUNICIPAL DEMAND NOTES, CONTINUED
MICHIGAN, CONTINUED
Strategic Fund, Stegner East
   Investments LLC Project, AMT, 2.00%,
   11/6/08, (LOC: Comerica Bank) (a) (c) (d)  $3,185,000      $ 3,185,000
Strategic Fund, The Detroit Edison
   Co., Series DT, AMT, 2.65%, 11/5/08,
   (LOC: KeyBank NA) (a) (c)                  10,000,000       10,000,000
Strategic Fund, Trenton Forging Co.
   Project, AMT, 1.85%, 11/6/08,
   (LOC: Bank of America) (a) (c) (d)            780,000          780,000
Strategic Fund, Ultra Tech Printing
   Co., AMT, 2.44%, 11/6/08,
   (LOC: U.S. Bancorp) (a) (c)                   825,000          825,000
Strategic Fund, Universal Forest
   Production Project, AMT, 2.00%,
   11/6/08, (LOC: JP Morgan, Inc.) (a) (c)     2,800,000        2,800,000
Strategic Fund, Waltec American
   Forgings, AMT, 3.05%, 11/6/08, (LOC:
   JP Morgan, Inc.) (a) (c) (d)                1,115,000        1,115,000
Strategic Fund, Warren Screw
   Products, Inc. Project, AMT, 3.80%,
   11/5/08, (LOC: JP Morgan, Inc.) (a) (c) (d)   300,000          300,000
Strategic Fund, Whitehall Industries,
   Inc., AMT, 3.05%, 11/5/08, (LOC: JP
   Morgan, Inc.) (a) (c) (d)                     900,000          900,000
Strategic Fund, Whitehall Industries,
   Inc. Project, AMT, 2.30%, 11/6/08,
   (LOC: JP Morgan, Inc.) (a) (c)              6,700,000        6,700,000
Strategic Fund, YMCA of Metro Detroit
   Project, 1.77%, 11/6/08, (LOC: JP
   Morgan, Inc.) (a) (c)                       1,000,000        1,000,000
University of Michigan Hospital,
   Series A, 0.90%, 11/1/08,
   (LOC: Standalone) (a) (c)                     470,000          470,000
University of Michigan Hospital,
   Series A-2, 0.90%, 11/1/08, (a) (c)
   (LOC: Standalone) (a) (c)                   2,100,000        2,100,000
University of Michigan, Medical
   Service Plan, 0.90%, 11/1/08,
   (LOC: Standalone) (a) (c)                   1,175,000        1,175,000
Wayne Charter County Airport Revenue,
   Series B, MBIA, 5.00%, 12/1/28,
   (Prerefunded 12/1/08 @ 101)                 1,000,000        1,027,070
                                                          ----------------
                                                              203,201,466
                                                          ----------------

MINNESOTA (0.6%)
St. Paul Housing and Redevelopment
   Authority, Kendrick Apartments
   Project, AMT, 2.05%, 11/5/08,
   (LOC: U.S. Bancorp) (a) (c)                 1,595,000        1,595,000
                                                          ----------------


                                    Continued


                                              PRINCIPAL
                                               AMOUNT          VALUE
                                             ------------ ----------------

MUNICIPAL DEMAND NOTES, CONTINUED
PUERTO RICO (1.9%)
Industrial Medical and Envirmonmental
   Pollution Control Facilities
   Financing Authority, 2.25%, 3/1/09,
   (LOC: Abbott) (a) (c) (d)                 $ 5,195,000      $ 5,195,000
                                                          ----------------

TEXAS (0.8%)
Lower Neches Valley Authority
   Industrial Development Corp., Series
   B-2, AMT, 0.90%, 11/1/08,
   (LOC: Standalone) (a) (c)                   2,000,000        2,000,000
                                                          ----------------

WASHINGTON (0.5%)
Economic Development Finance
   Authority, Hillstrom Ventures LLC,
   AMT, 1.62%, 11/6/08, (LOC: U.S.
   Bancorp) (a) (c)                            1,400,000        1,400,000
                                                          ----------------

WYOMING (0.5%)
County of Sweetwater, Environment,
   Pacificorp Project, AMT, 1.50%,
   11/1/08, (LOC: Barclays Bank PLC) (a) (c)   1,400,000        1,400,000
                                                          ----------------

TOTAL MUNICIPAL DEMAND NOTES                                  233,436,466
                                                          ----------------

                                               SHARES
                                             ------------
MONEY MARKETS (9.3%)
AIM TFIT Tax-Free Cash Reserve
   Portfolio (b)                                  65,502           65,502
Dreyfus Tax Exempt Cash Management (b)        15,214,892       15,214,892
Federated Michigan Municipal Cash
   Trust (b)                                   9,348,399        9,348,399
Goldman Sachs Financial Square Funds
   - Tax-Free Money Market Fund (b)              335,750          335,750
Merrill Lynch Funds For Institutions
   Series - Institutional Tax-Exempt
   Fund (b)                                       57,887           57,887
                                                          ----------------

TOTAL MONEY MARKETS                                            25,022,430
                                                          ----------------

TOTAL INVESTMENTS (COST $270,460,726)+ - 99.9%                270,460,726

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                      340,556
                                                          ----------------

NET ASSETS - 100.0%                                         $ 270,801,282
                                                          ================


                                    Continued

MICHIGAN MUNICIPAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------




NOTES TO SCHEDULE OF INVESTMENTS

+    Also represents cost for federal income tax purposes.

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2008.

(b)  Investment is in Institutional Shares of underlying fund/portfolio.

(c)  Maturity date is next rate reset date.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

The following abbreviations are used in the Schedule of Investments:
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Co.
FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
Q-SBLF - Qualified School Bond Loan Fund

INVESTMENT CONCENTRATION AS A PERCENTAGE OF NET ASSETS, BY INDUSTRY:
Airport                                                              0.4%
Development                                                          8.4%
Education                                                            3.4%
Facilities                                                           3.7%
General                                                              8.1%
General Obligation                                                   0.1%
Higher Education                                                     7.4%
Industrials                                                         29.9%
Investment Companies                                                 9.2%
Medical                                                              9.1%
Multifamily Housing                                                  5.9%
Pollution                                                            3.5%
Power                                                                3.8%
Regional Authority                                                   1.9%
Retirement/Aged Care                                                 2.8%
Single Family Housing                                                1.9%
Utilities                                                            0.4%

                 See notes to schedules of investments.

MUNICIPAL MONEY MARKET
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------

                                              PRINCIPAL
                                               AMOUNT          VALUE
                                            -------------- --------------

MUNICIPAL BONDS (3.3%)
COLORADO (0.2%)
Denver City and County Airport,
   Series D, AMT, FSA, 5.00%, 11/15/08        $ 1,020,000    $ 1,020,954
                                                           --------------

ILLINOIS (0.1%)
Du Page County Water Revenue, Series
   A, 3.00%, 1/1/09                               200,000        200,326
East Chicago Multi School Building
   Corp., 3.50%, 1/15/09                          245,000        245,441
                                                           --------------
                                                                 445,767
                                                           --------------

INDIANA (1.2%)
Brownsburg 1999 School Building
   Corp., FSA, 3.25%, 1/15/09                   1,140,000      1,143,100
Fort Wayne-South Side School Building
   Corp., FSA, 3.25%, 1/15/09                   1,000,000      1,003,027
MSD Warren Township Vision 2005
   School Building Corp., FSA, 3.25%,
   1/10/09                                      1,425,000      1,427,815
South Bend Community School Corp.,
   FSA, 3.00%, 1/5/09                             535,000        535,652
West Lafayette Junior-Senior High
   School Building Corp., FSA, 3.25%,
   1/10/09                                        920,000        922,685
Western Boone Multi-School Building
   Corp., GO, FSA, 3.50%, 1/10/09                 685,000        686,222
Whitley County Middle School Building
   Corp., FSA, 3.25%, 1/15/09                     885,000        886,865
                                                           --------------
                                                               6,605,366
                                                           --------------

MICHIGAN (0.5%)
Michigan Municipal Bond Authority
   Revenue, Series A-1, 3.00%, 8/20/09          1,500,000      1,516,176
State Hospital Finance Authority,
   Edward W. Sparrow Hospital, 5.25%,
   11/15/08                                     1,125,000      1,125,809
                                                           --------------
                                                               2,641,985
                                                           --------------

NORTH CAROLINA (0.2%)
County of Wake, GO, 3.50%, 10/15/09             1,000,000      1,016,875
                                                           --------------

TEXAS (0.7%)
Dallas-Fort Worth International
   Airport Facilities Improvement Corp.,
   Series A, AMT, MBIA, FGIC, 5.50%,
   11/1/08                                      3,560,000      3,560,000
                                                           --------------

WISCONSIN (0.4%)
Chippewa Valley Technical College
   District, Series A, GO, 3.00%, 4/1/09          340,000        341,034
Middleton-Cross Plains Area School
   District, GO, 3.00%, 4/1/09                  1,280,000      1,285,204


                                    Continued


                                              PRINCIPAL
                                               AMOUNT          VALUE
                                            -------------- --------------

MUNICIPAL BONDS, CONTINUED
WISCONSIN, CONTINUED
Onalaska, GO, 3.00%, 10/1/09                    $ 810,000      $ 817,664
                                                           --------------
                                                               2,443,902
                                                           --------------

TOTAL MUNICIPAL BONDS                                         17,734,849
                                                           --------------

COMMERCIAL PAPER (0.9%)
Michigan State Building Authority,
   1.60%, 11/6/08, ((LOC: Bank of
   New York (60%), (State Street Corp.
   (40%))                                       5,000,000      5,000,000
                                                           --------------

TOTAL COMMERCIAL PAPER                                         5,000,000
                                                           --------------

MUNICIPAL DEMAND NOTES (88.4%)
ALABAMA (1.8%)
County of Montgomery, GO, MBIA,
   5.60%, 9/1/24, (Prerefunded
   9/1/09 @ 102)                                1,000,000      1,057,069
Stevenson Industrial Development
   Board Environmental Improvement
   Revenue, Mead Corp. Project, AMT,
   1.95%, 11/5/08, (LOC: JP Morgan,
   Inc.) (a) (c)                                1,300,000      1,300,000
Stevenson Industrial Development
   Board Environmental Improvement
   Revenue, Mead Corp. Project, Series
   A, AMT, 1.95%, 11/5/08, (LOC: JP
   Morgan, Inc.) (a) (c)                        7,400,000      7,400,000
                                                           --------------
                                                               9,757,069
                                                           --------------

ALASKA (0.4%)
City of Valdez, Exxon Pipeline Co.,
   Project, Series A, 0.80%, 11/1/08,           1,000,000      1,000,000
   (LOC: Standalone) (a) (c)
City of Valdez, Exxon Pipeline Co.,
   Project, Series B, 0.80%, 11/1/08,           1,000,000
   (LOC: Standalone) (a) (c)                                   1,000,000
                                                           --------------
                                                               2,000,000
                                                           --------------

ARIZONA (0.6%)
Pima County Industrial Development
   Authority, Multi-Family Housing,
   Eastside Apartments, Series B, AMT,
   2.11%, 11/6/08, (LOC: FNMA) (a) (c)          3,000,000      3,000,000
                                                           --------------

ARKANSAS (0.4%)
City of Sheridan, H.H. Robertson Co.
   Project, Series A, 1.68%, 11/6/08,
   (LOC: PNC Bank NA) (a) (c) (d)               2,000,000      2,000,000
                                                           --------------


                                    Continued

MUNICIPAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------

                                            PRINCIPAL
                                              AMOUNT        VALUE
                                          ------------ -------------

MUNICIPAL DEMAND NOTES, CONTINUED
CALIFORNIA (1.3%)
City of Los Angeles, Multi-Family
   Housing Project, Asbury Apartments
   Project, Series A, AMT, 1.77%,
   11/6/08, (LOC: Citigroup, Inc.) (a) (c) $5,300,000   $ 5,300,000
Concord Multifamily Housing,
   Maplewood & Golden Glen, Series A,
   AMT, 1.80%, 11/6/08, (LOC: Citigroup,
   Inc.) (a) (c)                            1,925,000     1,925,000
                                                       -------------
                                                          7,225,000
                                                       -------------

COLORADO (3.5%)
Boulder Housing Authority, Broadway
   East Apartments Project, AMT, 2.07%,
   11/6/08, (LOC: U.S. Bancorp) (a) (c)     1,105,000     1,105,000
Central Platte Valley Metropolitan
   District, Series B, GO, 3.50%,
   12/1/08, (LOC: BNP Paribas),
   (Mandatory Put 12/1/08 @ 100) (a) (c)    2,000,000     2,000,000
City of Colorado Springs, Catalono
   Family LLP Project, AMT, 3.80%,
   11/6/08, (LOC: JP Morgan, Inc.)
   (a) (c) (d)                                500,000       500,000
City of Colorado Springs, National
   Strength and Condition, 1.75%,
   11/6/08, (LOC: Wells Fargo & Co.)
   (a) (c)                                    635,000       635,000
Commerce City Northern Infrastructure
   General Improvement District, GO,
   1.82%, 11/6/08, (LOC: U.S. Bancorp)
   (a) (c)                                  1,500,000     1,500,000
Durango Community Health and Human
   Services, 1.75%, 11/6/08,
   (LOC: Wells Fargo & Co.) (a) (c)           515,000       515,000
Educational & Cultural Facilities
   Authority, Akiba Academy of Dallas,
   Series A4, 1.25%, 11/1/08,
   (LOC: Bank of America) (a) (c)           2,800,000     2,800,000
Educational & Cultural Facilities
   Authority, National Jewish
   Federation, 1.25%, 11/1/08,
   (LOC: Bank of America) (a) (c)           1,280,000     1,280,000
Housing and Finance Authority, High
   Desert Properties Project, Series A,
   AMT, 1.80%, 11/6/08, (LOC: Wells Fargo
   & Co.) (a) (c)                           2,180,000     2,180,000
Housing and Finance Authority, Ready
   Foods, Inc. Project, Series A, AMT,
   2.07%, 11/6/08, (LOC: U.S. Bancorp)
   (a) (c)                                  2,000,000     2,000,000
Parker Automotive Metropolitan
   District, GO, 3.50%, 12/1/08, (LOC:
   U.S. Bancorp), (Mandatory Put
   12/1/08 @ 100) (a) (c)                   2,000,000     2,000,000
Solaris Metropolitan District No. 1,
   2.52%, 11/6/08, (LOC: KeyBank NA)
   (a) (c)                                  2,500,000     2,500,000
                                                       -------------
                                                         19,015,000
                                                       -------------

                                    Continued

                                              PRINCIPAL
                                               AMOUNT          VALUE
                                            -------------- --------------

MUNICIPAL DEMAND NOTES, CONTINUED
DELAWARE (2.2%)
Sussex County Development, Perdue
   Agrirecycle LLC Project, AMT, 2.05%,
   11/5/08, (LOC: SunTrust Banks,
   Inc.) (a) (c)                              $ 5,000,000    $ 5,000,000
Sussex County Development, Perdue
   Farms, Inc. Project, AMT, 2.10%,
   11/6/08, (LOC: Rabobank Nederland NV)
   (a) (c)                                      7,000,000      7,000,000
                                                           --------------
                                                              12,000,000
                                                           --------------

DISTRICT OF COLUMBIA (1.4%)
District of Columbia Enterprise,
   House on F Street Project, AMT,
   1.80%, 11/6/08, (LOC: Bank of New
   York Co., Inc.) (a) (c)                      7,500,000      7,500,000
                                                           --------------

FLORIDA (5.9%)
Alachua County Health Facilities Authority,
   Shands Teaching Hospital, Series A,
   1.20%, 11/1/08, (LOC:
   SunTrust Banks, Inc.) (a) (c)                7,450,000      7,450,000
Capital Trust Agency, Aero Miami FX
   Project, Air Cargo, AMT, 1.95%,
   11/6/08, (LOC: JP Morgan, Inc.) (a) (c)      8,890,000      8,890,000
Collier County Housing Finance
   Authority, George Washington Carver
   Apartments Project, AMT, 2.00%,
   11/5/08, (LOC: PNC Bank NA) (a) (c)          1,290,000      1,290,000
Hillsborough County Housing Finance
   Authority Multi-Family Housing,
   Claymore Crossings Apartments, AMT,
   1.85%, 11/5/08, (LOC: Citigroup,
   Inc.) (a) (c)                                1,340,000      1,340,000
Lake County Industrial Development
   Authority, Locklando Door & Millwork,
   AMT, 1.85%, 11/6/08, (LOC: RBC Centura
   Bank) (a) (c)                                2,842,000      2,842,000
Orange County Industrial Development
   Authority, Goodwill Industries, Inc.
   Project, 1.85%, 11/5/08, (LOC:
   SunTrust Banks, Inc.) (a) (c) (d)            2,100,000      2,100,000
Palm Beach County, Galaxy Aviation
   Airport Project, AMT, 2.10%, 11/5/08,
   (LOC: Citigroup, Inc.) (a) (c)               7,700,000      7,700,000
                                                           --------------
                                                              31,612,000
                                                           --------------

GEORGIA (2.6%)
De Kalb County Housing Authority,
   Stone Mill Run Apartments Project,
   Series A, AMT, 2.37%, 11/6/08,
   (LOC: Regions Bank) (a) (c)                  7,475,000      7,475,000


                                    Continued

MUNICIPAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------

                                              PRINCIPAL
                                               AMOUNT          VALUE
                                            -------------- --------------

MUNICIPAL DEMAND NOTES, CONTINUED
GEORGIA, CONTINUED
Emanuel County Development Authority,
   Jabo Metal Fabrication Project, AMT,
   2.10%, 11/5/08, (LOC: SunTrust Banks,
   Inc.) (a) (c)                              $ 1,020,000    $ 1,020,000
Gwinnett County Development
   Authority, AMT, 2.22%, 11/6/08, (LOC:
   JP Morgan, Inc.) (a) (c)                     2,700,000      2,700,000
Kennesaw Development Authority,
   Multi-Family Housing, Walton Ridenour
   Apartments, AMT, 2.04%, 11/5/08,
   (LOC: SunTrust Banks, Inc.) (a) (c)          1,500,000      1,500,000
Macon-Bibb County Hospital Authority,
   Central Georgia Senior Health, 1.20%,
   11/1/08, (LOC: SunTrust Banks,
   Inc.) (a) (c)                                1,340,000      1,340,000
                                                           --------------
                                                              14,035,000
                                                           --------------

IDAHO (0.2%)
Hailey Industrial Development Corp.,
   Rocky Mountain Hardware Project, AMT,
   1.90%, 11/6/08, (LOC: Wells Fargo &
   Co.) (a) (c) (d)                               915,000        915,000
                                                           --------------

ILLINOIS (13.1%)
Chicago O'Hare International Airport,
   Series B, AMT, 2.15%, 11/5/08,
   (LOC: Societe Generale) (a) (c)             19,189,000     19,189,000
Chicago O'Hare International Airport,
   Compagnie National Air France, AMT,
   1.65%, 11/5/08, (LOC: Societe
   Generale) (a) (c)                            3,000,000      3,000,000
City of Chicago Solid Waste Disposal,
   Groot Industries, Inc. Project, AMT,
   2.80%, 11/6/08, (LOC: JP Morgan,
   Inc.) (a) (c) (d)                            2,000,000      2,000,000
City of Crystal Lake Development,
   Millennium Electronics Project, AMT,
   2.55%, 11/6/08, (LOC: U.S. Bancorp) (a) (c)  1,440,000      1,440,000
City of Peoria, Peoria Academy, Inc.
   Project, 2.80%, 11/6/08, (LOC: JP
   Morgan, Inc.) (a) (c) (d)                    3,980,000      3,980,000
City of Savanna, Metform Corp.,
   Series A, AMT, 2.30%, 11/5/08, (LOC:
   JP Morgan, Inc.) (a) (c)                     1,800,000      1,800,000
County of Lake, Northpoint Associates
   LLC Project, AMT, 2.35%, 11/5/08,
   (LOC: Northern Trust Corp.) (a) (c)          1,200,000      1,200,000
Finance Authority, Florence Corp.
   Project, AMT, 3.80%, 11/6/08, (LOC:
   JP Morgan, Inc.) (a) (c) (d)                   615,000        615,000



                                    Continued

                                              PRINCIPAL
                                               AMOUNT          VALUE
                                            -------------- --------------

MUNICIPAL DEMAND NOTES, CONTINUED
ILLINOIS, CONTINUED
Finance Authority, Goodman
   Theatre Project, 1.80%, 11/5/08,
   (LOC: JP Morgan, Inc.(66%),
   Northern Trust Corp (33%) ) (a) (c)        $ 9,700,000    $ 9,700,000
Finance Authority, Northwest
   Community Hospital, Series B, 1.40%,
   11/6/08, (LOC: Wells Fargo & Co.) (a) (c)    1,000,000      1,000,000
Finance Authority, Northwest Pallet
   Supply Project, AMT, 2.20%, 11/6/08,
   (LOC: Bank of Montreal) (a) (c)              3,320,000      3,320,000
Finance Authority, Quality Metal
   Finishing Co., AMT, 1.75%, 11/6/08,
   (LOC: Bank of America) (a) (c)               1,170,000      1,170,000
Finance Authority, Reliable Materials
   Project, AMT, 2.55%, 11/5/08,
   (LOC: Marshall & Ilsley Bank) (a) (c)        3,435,000      3,435,000
Finance Authority, Stromberg Allen &
   Co. Project, AMT, 2.30%, 11/6/08,
   (LOC: Bank of America) (a) (c)               7,500,000      7,500,000
Finance Authority, Transparent
   Container Project, AMT, 2.30%,
   11/6/08, (LOC: JP Morgan, Inc.) (a) (c)      1,365,000      1,365,000
Lake Villa Allendale Association
   Project, 1.92%, 11/6/08, (LOC: Bank of
   America) (a) (c) (d)                         1,110,000      1,110,000
Lake Zurich Rose Road LLC Project,
   AMT, 3.05%, 11/6/08, (LOC: JP Morgan,
   Inc.) (a) (c)                                  610,000        610,000
Quad Cities Regional Economic
   Development Authority, AMT, 2.25%,
   11/6/08, (LOC: Wells Fargo & Co.) (a) (c)    1,055,000      1,055,000
Rock Island County Metropolitan
   Airport Authority, Elliot Aviation,
   AMT, 1.75%, 11/5/08, (LOC: U.S.
   Bancorp) (a) (c)                             2,155,000      2,155,000
Southwestern Illinois Development
   Authority, Waste Management, Inc.
   Project, AMT, 3.05%, 11/6/08, (LOC:
   JP Morgan, Inc.) (a) (c)                     1,400,000      1,400,000
Village of Arlington Heights
   Industrial Revenue, 3E Graphics &
   Printing Project, AMT, 2.20%,
   11/6/08, (LOC: Bank of Montreal) (a) (c)     1,155,000      1,155,000
West Chicago Industrial, Bison Gear
   and Engineering, AMT, 1.75%, 11/6/08,
   (LOC: JP Morgan, Inc.) (a) (c) (d)           1,484,000      1,484,000
Woodridge Development, Home Run Inn
   Frozen Foods, AMT, 3.80%, 11/6/08,
   (LOC: JP Morgan, Inc.) (a) (c)                 900,000        900,000
                                                           --------------
                                                              70,583,000
                                                           --------------



                                    Continued

MUNICIPAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------

                                              PRINCIPAL
                                               AMOUNT          VALUE
                                            -------------- --------------

MUNICIPAL DEMAND NOTES, CONTINUED
INDIANA (4.8%)
County of St Joseph Family and
   Children's Center Project, 1.75%,
   11/6/08, (LOC: Wells Fargo & Co.) (a) (c)  $ 1,900,000    $ 1,900,000
Dekko Foundation Educational
   Facilities Tax Exempt Income Trust,
   Series 1, 1.95%, 11/6/08, (LOC: JP
   Morgan, Inc.) (a) (c) (d)                      750,000        750,000
Development Finance Authority, BHAR,
   Inc. Project, AMT, 3.05%, 11/6/08,
   (LOC: JP Morgan, Inc.) (a) (c)               1,100,000      1,100,000
Development Finance Authority, I.V.C.
   Industrial Coatings, Inc. Project,
   AMT, 3.05%, 11/6/08, (LOC: JP Morgan,
   Inc.) (a) (c)                                1,935,000      1,935,000
Development Finance Authority,
   Republic Services, Inc. Project, AMT,
   1.30%, 11/1/08, (LOC: SunTrust Banks,
   Inc.) (a) (c)                                2,000,000      2,000,000
Development Finance Authority, South
   Central Mental Health, 1.75%,
   11/6/08, (LOC: Wells Fargo & Co.) (a) (c) (d)3,000,000      3,000,000
Finance Authority, Allied
   West, AMT, 1.95%, 11/6/08, (LOC: JP
   Morgan, Inc.) (a) (c)                       10,000,000     10,000,000
Gary Chicago International Airport
   Authority, AMT, 2.45%, 11/6/08,
   (LOC: U.S. Bancorp) (a) (c)                  4,100,000      4,100,000
Indianapolis Economic Development
   Revenue, Roth Co., Inc. Project, AMT,
   2.50%, 11/5/08, (LOC: Comerica Bank)
   (a) (c)                                      1,300,000      1,300,000
                                                           --------------
                                                              26,085,000
                                                           --------------

IOWA (0.5%)
Scott County Industrial, M.A. Ford
   Manufacturing Co., Inc. Project, AMT,
   1.80%, 11/6/08, (LOC: Wells Fargo &
   Co.) (a) (c)                                 2,640,000      2,640,000
                                                           --------------

KENTUCKY (2.9%)
Breckinridge County Lease Program,
   1.20%, 11/1/08, (LOC: U.S. Bancorp) (a) (c)  1,500,000      1,500,000
Economic Development Finance
   Authority, Republic Services, Inc.
   Project, AMT, 1.95%, 11/6/08, (LOC:
   JP Morgan, Inc.) (a) (c)                     6,075,000      6,075,000
Economic Development Finance
   Authority, Republic Services, Inc.
   Project, AMT, 2.30%, 11/6/08,
   (LOC: Bank of America) (a) (c)               3,000,000      3,000,000
Mayfield Seaboard Farms Inc., AMT,
   1.90%, 11/6/08, (LOC: SunTrust Banks,
   Inc.) (a) (c)                                4,700,000      4,700,000

                                    Continued


                                              PRINCIPAL
                                               AMOUNT          VALUE
                                            -------------- --------------

MUNICIPAL DEMAND NOTES, CONTINUED
KENTUCKY, CONTINUED
Shelby County Lease Program, Series
   A, 1.20%, 11/3/08, (LOC: U.S. Bancorp)
   (a) (c)                                      $ 170,000      $ 170,000
                                                           --------------
                                                              15,445,000
                                                           --------------

LOUISIANA (0.9%)
Calcasieu Parish Industrial
   Development Board, AMT, 2.30%,
   11/5/08, (LOC: JP Morgan, Inc.) (a) (c)      4,900,000      4,900,000
                                                           --------------

MAINE (0.6%)
Finance Authority of Maine, William
   Arthur, Inc., AMT, 3.05%, 11/5/08,
   (LOC: JP Morgan, Inc.) (a) (c) (d)           3,100,000      3,100,000
                                                           --------------

MARYLAND (0.6%)
Maryland Industrial Development
   Financing Authority, Paul Reed Smith
   Guitar, AMT, 1.98%, 11/7/08,
   (LOC: PNC Bank NA) (a) (c)                   3,500,000      3,500,000
                                                           --------------

MASSACHUSETTS (0.3%)
Development Finance Agency,
   Wheelabrator Millbury Project, AMT,
   0.95%, 11/1/08, (LOC: JP Morgan,
   Inc.) (a) (c)                                1,500,000      1,500,000
                                                           --------------

MICHIGAN (1.2%)
Grand Rapids, Clipper Belt Lacer Co.,
   Project, AMT, 1.75%, 11/6/08,
   (LOC: Bank of America) (a) (c)               2,800,000      2,800,000
Strategic Fund, LaPeer Industries,
   Inc. Project, AMT, 1.75%, 11/6/08,
   (LOC: Bank of America) (a) (c)               3,565,000      3,565,000
                                                           --------------
                                                               6,365,000
                                                           --------------

MINNESOTA (1.9%)
City of Blue Earth Development,
   Nortech Systems, Inc. Project, AMT,
   2.02%, 11/6/08, (LOC: Wells Fargo &
   Co.) (a) (c)                                 1,180,000      1,180,000
City of Minneapolis, Minnehaha
   Academy Project, 1.20%, 11/1/08,
   (LOC: U.S. Bancorp) (a) (c)                  3,386,000      3,386,000
Lauderdale, Children's Home Society
   Project, 1.55%, 11/1/08, (LOC: U.S.
   Bancorp) (a) (c)                               100,000        100,000
Little Canada, Wellington III
   Project, AMT, 2.10%, 11/6/08,
   (LOC: U.S. Bancorp) (a) (c) (d)              1,010,000      1,010,000



                                    Continued

MUNICIPAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

----------------------------------------------------------------------

                                             PRINCIPAL
                                              AMOUNT        VALUE
                                            ------------ -------------

MUNICIPAL DEMAND NOTES, CONTINUED
MINNESOTA, CONTINUED
Roseville Health Care Facilities,
   Presbyterian Homes Project, 1.20%,
   11/1/08, (LOC: U.S. Bancorp) (a) (c)      $2,520,000   $ 2,520,000
St. Paul Housing and Redevelopment
   Authority, Kendrick Apartments
   Project, AMT, 2.05%, 11/5/08,
   (LOC: U.S. Bancorp) (a) (c)                  975,000       975,000
St. Paul Port Authority, AMT, 1.80%,
   11/6/08, (LOC: Wells Fargo & Co.) (a) (c)    990,000       990,000
                                                         -------------
                                                           10,161,000
                                                         -------------

MISSOURI (1.8%)
Missouri State Development Finance
   Board, St. Louis Air Cargo Services,
   AMT, 1.98%, 11/6/08, (LOC: American
   National B&T) (a) (c)                      2,000,000     2,000,000
Missouri State Development Finance
   Board, St. Louis Convention Center,
   Series C, 1.48%, 11/1/08,
   (LOC: U.S. Bancorp) (a) (c)                2,440,000     2,440,000
State Health & Educational Facilities
   Authority, Bethesda Health Group,
   1.20%, 11/1/08, (LOC: U.S. Bancorp)
   (a) (c)                                    3,000,000     3,000,000
State Health and Educational
   Facilities Authority, Drury College,
   1.48%, 11/1/08, (LOC: Bank of America)
   (a) (c)                                      935,000       935,000
State Health and Educational
   Facilities Authority, Drury
   University, 1.48%, 11/1/08,
   (LOC: Bank of America) (a) (c)             1,445,000     1,445,000
                                                         -------------
                                                            9,820,000
                                                         -------------

MONTANA (0.2%)
Cascade County, Montana Milling, Inc.
   Project, AMT, 1.90%, 11/6/08,
   (LOC: Wells Fargo & Co.) (a) (c)           1,065,000     1,065,000
                                                         -------------

NEW JERSEY (1.3%)
New Jersey Economic Development
   Authority, Stamato Realty LLC
   Project, AMT, 2.15%, 11/6/08,
   (LOC: Comerica Bank) (a) (c)               7,245,000     7,245,000
                                                         -------------

NEW MEXICO (2.4%)
Bernalillo County Multifamily Housing
   Project, AMT, 2.07%, 11/6/08,
   (LOC: U.S. Bancorp) (a) (c)                3,200,000     3,200,000
Farmington Public Service Co., Series
   C, AMT, 1.12%, 11/1/08, (LOC: Barclays
   Bank PLC) (a) (c)                         10,000,000    10,000,000
                                                         -------------
                                                           13,200,000
                                                         -------------

                                    Continued


                                              PRINCIPAL
                                               AMOUNT          VALUE
                                            -------------- --------------

MUNICIPAL DEMAND NOTES, CONTINUED
NORTH CAROLINA (3.2%)
Capital Facilities Finance Agency,
   Republic Services, Inc., AMT, 1.30%,
   11/1/08, (LOC: SunTrust Banks,
   Inc.) (a) (c)                             $ 16,700,000   $ 16,700,000
Montgomery County Industrial
   Facilities & Pollution Control
   Financing Authority, AMT, 1.30%,
   11/1/08, (LOC: SunTrust Banks,
   Inc.) (a) (c)                                  700,000        700,000
                                                           --------------
                                                              17,400,000
                                                           --------------

NORTH DAKOTA (0.1%)
Hebron Industrial, Dacco, Inc.
   Project, AMT, 2.05%, 11/6/08,
   (LOC: U.S. Bancorp) (a) (c) (d)                520,000        520,000
                                                           --------------

OHIO (0.4%)
County of Coshocton Hospital
   Facilities, Echoing Hills Village,
   Inc. Project, 2.70%, 11/6/08, (LOC:
   JP Morgan, Inc.) (a) (c) (d)                   165,000        165,000
County of Montgomery Health Care,
   Community Blood Center Project,
   2.70%, 11/6/08, (LOC: JP Morgan,
   Inc.) (a) (c)                                1,370,000      1,370,000
Summit County Industrial, SSP
   Fittings Corp. Project, 3.70%,
   11/6/08, (LOC: JP Morgan, Inc.) (a) (c)        465,000        465,000
                                                           --------------
                                                               2,000,000
                                                           --------------

OKLAHOMA (0.4%)
Oklahoma Industries Authority, Casady
   School Project, 2.80%, 11/6/08, (LOC:
   JP Morgan, Inc.) (a) (c)                     1,895,000      1,895,000
                                                           --------------

OREGON (0.5%)
Port of Portland, Portland Bulk
   Terminal, AMT, 2.25%, 11/6/08,
   (LOC: Canadian Imperial Bank of
   Commerce) (a) (c)                            2,000,000      2,000,000
State of Oregon Economic Development,
   McFarland Cascade, Series 175, AMT,
   2.05%, 11/6/08, (LOC: U.S. Bancorp)
   (a) (c) (d)                                    500,000        500,000
                                                           --------------
                                                               2,500,000
                                                           --------------

PENNSYLVANIA (2.4%)
Allegheny County Industrial
   Development Authority, Sacred Heart
   High School, 1.88%, 11/6/08,
   (LOC: PNC Bank NA) (a) (c)                   1,140,000      1,140,000



                                    Continued

MUNICIPAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------

                                              PRINCIPAL
                                               AMOUNT          VALUE
                                            -------------- --------------

MUNICIPAL DEMAND NOTES, CONTINUED
PENNSYLVANIA, CONTINUED
Allegheny County Industrial
   Development Authority, Sewickley
   Academy, Series A, 1.73%, 11/6/08,
   (LOC: PNC Bank NA) (a) (c)                   $ 900,000      $ 900,000
Higher Educational Facilties
   Authority, Associated Independent
   Colleges & Universities, Series G3,
   3.38%, 11/1/08, (LOC: PNC Bank NA),
   (Mandatory Put 11/1/08 @ 100) (a) (c)        1,200,000      1,200,000
Higher Educational Facilties
   Authority, Gwynedd Mercy College,
   Series P1, RADIAN, 2.15%, 5/1/09,
   (LOC: Commerce Bank NA), (Mandatory
   Put 5/1/09 @ 100) (a) (c)                    5,000,000      5,000,000
Philadelphia Authority for Industrial
   Development, Newcourtland Elder
   Services Project, 1.30%, 11/1/08,
   (LOC: PNC Bank NA) (a) (c)                   1,850,000      1,850,000
Union County Hospital Authority,
   Evangelical Community Hospital,
   RADIAN, 1.88%, 11/6/08, (LOC: Bank of
   America) (a) (c)                             1,150,000      1,150,000
Westmoreland County Industrial
   Development Authority, Greensburg
   Thermal, Series A, 1.68%, 11/6/08,
   (LOC: PNC Bank NA) (a) (c)                   1,425,000      1,425,000
                                                           --------------
                                                              12,665,000
                                                           --------------

PUERTO RICO (1.1%)
Puerto Rico Highway & Transportation
   Authority, Series A, 2.25%, 11/5/08,
   (LOC: ScotiaBank) (a) (c)                    6,000,000      6,000,000
                                                           --------------

SOUTH CAROLINA (0.2%)
South Carolina Jobs-Economic
   Development Authority, Accutrex
   Products Precision, AMT, 2.08%,
   11/6/08, (LOC: PNC Bank NA) (a) (c)          1,290,000      1,290,000
                                                           --------------

SOUTH DAKOTA (1.4%)
County of Lawrence Solid Waste
   Disposal, Series A, AMT, 1.20%,
   11/1/08, (LOC: JP Morgan, Inc.) (a) (c)      7,500,000      7,500,000
                                                           --------------

TENNESSEE (5.4%)
Clarksville Public Building
   Authority, 0.80%, 11/1/08,
   (LOC: Bank of America) (a) (c)               2,000,000      2,000,000
Clarksville Public Building
   Authority, 0.80%, 11/1/08,
   (LOC: Bank of America) (a) (c)               1,710,000      1,710,000


                                    Continued


                                              PRINCIPAL
                                               AMOUNT          VALUE
                                            -------------- --------------

MUNICIPAL DEMAND NOTES, CONTINUED
TENNESSEE, CONTINUED
Covington Industrial Development
   Board, Charms Co. Project, AMT,
   2.30%, 11/5/08, (LOC: Bank of America)
   (a) (c)                                    $ 5,000,000    $ 5,000,000
Greeneville Industrial Development
   Board, Pet, Inc. Project, 1.78%,
   11/6/08, (LOC: BNP Paribas) (a) (c) (d)        500,000        500,000
Jackson Industrial Development Board,
   General Cable Corp. Project, AMT,
   2.08%, 11/6/08, (LOC: PNC Bank NA) (a) (c)   8,000,000      8,000,000
Lewisburg Industrial Development
   Board, Waste Management, Inc.
   Project, AMT, 1.93%, 11/6/08,
   (LOC: Wachovia Corp.) (a) (c)               10,000,000     10,000,000
Loudon Industrial Development Board,
   Continental Carbonic Products, AMT,
   3.05%, 11/6/08, (LOC: JP Morgan,
   Inc.) (a) (c)                                1,770,000      1,770,000
                                                           --------------
                                                              28,980,000
                                                           --------------

TEXAS (6.2%)
Brazos Harbor Industrial Development
   Corp., American Rice, Inc. Project,
   Series B, AMT, 1.95%, 11/6/08,
   (LOC: HSBC Holdings PLC) (a) (c)             9,950,000      9,950,000
Brazos River Authority, Series D-2,
   AMT, 1.98%, 11/5/08, (LOC: Citigroup,
   Inc.) (a) (c)                                1,010,000      1,010,000
Colorado River Municipal Water
   District, Republic Waste Services,
   Inc. Project, AMT, 1.78%, 11/6/08,
   (LOC: Bank of America) (a) (c)               4,000,000      4,000,000
Lower Neches Valley Authority
   Industrial Development Corp., Series
   B-2, AMT, 0.90%, 11/1/08,
   (LOC: Standalone) (a) (c)                    3,000,000      3,000,000
Lower Neches Valley Authority
   Industrial Development Corp.,
   ExxonMobil Project, Series A, 0.90%,
   11/1/08, (LOC: Standalone) (a) (c)             400,000        400,000
Lower Neches Valley Authority
   Industrial Development Corp.,
   ExxonMobil Project, Series B-4, AMT,
   0.90%, 11/1/08, (LOC: Standalone) (a) (c)    9,300,000      9,300,000
Mission Economic Development Corp.,
   Allied Waste No America, Inc.
   Project, AMT, Series A, 1.75%,
   11/6/08, (LOC: Bank of America) (a) (c)      4,200,000      4,200,000
Waco Industrial Development Corp.,
   Patriot Homes of Texas Project, AMT,
   1.90%, 11/5/08, (LOC: Wells Fargo &
   Co.) (a) (c)                                 1,800,000      1,800,000
                                                           --------------
                                                              33,660,000
                                                           --------------

                                    Continued

MUNICIPAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------

                                              PRINCIPAL
                                               AMOUNT          VALUE
                                            -------------- --------------

MUNICIPAL DEMAND NOTES, CONTINUED
UTAH (0.5%)
County of Salt Lake, Community
   Foundation Disabled Project, 1.75%,
   11/6/08, (LOC: Wells Fargo & Co.) (a) (c)  $ 1,490,000    $ 1,490,000
Housing Corp., Multi-Family Housing,
   Pointe Apartments Project, AMT,
   2.07%, 11/6/08, (LOC: U.S. Bancorp) (a) (c)  1,100,000      1,100,000
West Valley City, Johnson Matthey,
   Inc. Project, 1.30%, 11/1/08,
   (LOC: HSBC Holdings PLC) (a) (c) (d)           300,000        300,000
                                                           --------------
                                                               2,890,000
                                                           --------------

VIRGINIA (0.4%)
Brunswick County Industrial
   Development Authority, Aegis Waste
   Solutions, Inc., AMT, 3.80%, 11/6/08,
   (LOC: Credit Suisse Group) (a) (c)           1,000,000      1,000,000
Suffolk Redevelopment and Housing
   Authority, North Beach Apartments,
   1.75%, 11/6/08, (LOC: SunTrust Banks,
   Inc.) (a) (c) (d)                            1,145,000      1,145,000
                                                           --------------
                                                               2,145,000
                                                           --------------

WASHINGTON (5.5%)
Economic Development Finance
   Authority, B & H Dental Laboratory
   Project, Series B, AMT, 1.62%,
   11/6/08, (LOC: U.S. Bancorp) (a) (c)         1,715,000      1,715,000
Economic Development Finance
   Authority, Novelty Hill Properties
   LLC, Series C, AMT, 2.40%, 11/6/08,
   (LOC: U.S. Bancorp) (a) (c)                  3,210,000      3,210,000
Health Care Facilities Authority,
   Swedish Health Services, 1.58%,
   11/5/08, (LOC: Citigroup, Inc.) (a) (c) (d)  4,000,000      4,000,000
Kitsap County Industrial Development
   Corp., Cara Land Co. LLC Project,
   AMT, 1.80%, 11/6/08, (LOC: Wells Fargo
   & Co.) (a) (c)                               2,500,000      2,500,000
Pierce County Economic Development
   Corp., Quality Stamping Project, AMT,
   1.80%, 11/6/08, (LOC: Wells Fargo &
   Co.) (a) (c)                                 2,225,000      2,225,000
Seattle Housing Authority, High Point
   Project, AMT, 2.85%, 11/6/08,
   (LOC: KeyBank NA) (a) (c)                    1,500,000      1,500,000
Seattle Housing Authority, Rainier
   Vista Project, AMT, 2.40%, 11/6/08,
   (LOC: KeyBank NA) (a) (c)                      100,000        100,000
State Housing Finance Commission,
   Clark Island Portfolio, AMT, 1.97%,
   11/6/08, (LOC: Freddie Mac) (a) (c)          3,560,000      3,560,000


                                    Continued


                                              PRINCIPAL
                                               AMOUNT          VALUE
                                            -------------- --------------

MUNICIPAL DEMAND NOTES, CONTINUED
WASHINGTON, CONTINUED
State Housing Finance Commission,
   Eastside Catholic School, Series A,
   3.32%, 11/6/08, (LOC: KeyBank NA) (a) (c)  $ 7,400,000    $ 7,400,000
Washington Economic Development
   Finance Authority, American Mill Work
   Project, Series C, AMT, 1.65%,
   11/6/08, (LOC: KeyBank NA) (a) (c)           3,355,000      3,355,000
                                                           --------------
                                                              29,565,000
                                                           --------------

WISCONSIN (4.3%)
Baraboo Wisconsin Industrial
   Development Revenue, Teel Plastics,
   Inc. Project, AMT, 4.80%, 11/6/08,
   (LOC: Marshall & Ilsley Bank) (a) (c)       10,000,000     10,000,000
City of Whitehall, Industrial
   Development Revenue, AMT, 2.30%,
   11/6/08, (LOC: JP Morgan, Inc.) (a) (c)      1,900,000      1,900,000
Farmington Industrial Development
   Revenue, Swiss Valley Farms Co.
   Project, AMT, 1.80%, 11/6/08,
   (LOC: Wells Fargo & Co.) (a) (c) (d)           500,000        500,000
Kiel Industries, Polar Ware Co.
   Project, AMT, 2.55%, 11/6/08,
   (LOC: U.S. Bancorp) (a) (c)                  1,325,000      1,325,000
Manitowoc Development, Cher-Make
   Sausage Co. Project, AMT, 2.55%,
   11/6/08, (LOC: U.S. Bancorp) (a) (c)         2,080,000      2,080,000
Onalaska Industrial, Empire Screen
   Printing Project, AMT, 2.55%,
   11/6/08, (LOC: U.S. Bancorp) (a) (c)           880,000        880,000
Village of Ashwaubenon Industrial
   Development, AMT, 2.43%, 11/6/08,
   (LOC: Marshall & Ilsley Bank) (a) (c)        5,035,000      5,035,000
West Bend Industrial, Jackson
   Concrete, Inc. Project, AMT, 2.55%,
   11/6/08, (LOC: U.S. Bancorp) (a) (c)         1,700,000      1,700,000
                                                           --------------
                                                              23,420,000
                                                           --------------

WYOMING (3.6%)
County of Sweetwater, Environment,
   Pacificorp Project, AMT, 1.50%,
   11/1/08, (LOC: Barclays Bank PLC) (a) (c)   19,200,000     19,200,000
                                                           --------------

TOTAL MUNICIPAL DEMAND NOTES                                 476,298,069
                                                           --------------

                                               SHARES
                                            --------------
MONEY MARKETS (7.1%)
AIM TFIT Tax-Free Cash Reserve
   Portfolio (b)                                8,282,860      8,282,860
Dreyfus Tax Exempt Cash Management (b)         28,297,256     28,297,256



                                    Continued

MUNICIPAL MONEY MARKET
SCHEDULE OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

-------------------------------------------------------------------------


                                               SHARES          VALUE
                                            -------------- --------------

MONEY MARKETS, CONTINUED
Goldman Sachs Financial Square Funds
   - Tax-Free Money Market Fund (b)             1,582,764    $ 1,582,764
                                                           --------------

TOTAL MONEY MARKETS                                           38,162,880
                                                           --------------

TOTAL INVESTMENTS (COST $537,195,798)+ - 99.7%               537,195,798

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                   1,734,060
                                                           --------------

NET ASSETS - 100.0%                                        $ 538,929,858
                                                           ==============



NOTES TO SCHEDULE OF INVESTMENTS

+    Also represents cost for federal income tax purposes.

(a) Variable rate security. Rate presented represents rate in effect at October 31, 2008.

(b)  Investment is in Institutional Shares of underlying fund/portfolio.

(c)  Maturity date is next rate reset date.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

The following abbreviations are used in the Schedule of Investments:
AMT - Alternative Minimum Tax
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance, Inc.
GO - General Obligation
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance
Radian - Radian Guaranty, Inc.


                                    Continued

INVESTMENT CONCENTRATION AS A PERCENTAGE OF NET ASSETS, BY INDUSTRY:
Airport                                                             4.6%
Development                                                         9.2%
Education                                                           3.7%
Facilities                                                          5.3%
General                                                             2.8%
General Obligation                                                  1.1%
Healthcare Facilities                                               1.4%
Higher Education                                                    1.6%
Housing                                                             2.4%
Industrials                                                        27.6%
Investment Companies                                                7.1%
Medical                                                             2.4%
Miscellaneous                                                       0.6%
Multifamily Housing                                                 2.6%
Pollution                                                           5.3%
Regional Authority                                                  0.9%
Resource Recovery                                                  12.4%
Retirement/Aged Care                                                0.6%
Schools                                                             1.6%
Transportation                                                      6.5%
Water                                                                 --^
--------------------------------------
^ Amount is less than 0.05%.

                     See notes to schedules of investments.

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
OCTOBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
Open futures contracts as of October 31, 2008:

                                                                                                  UNREALIZED
                            NUMBER OF                                           NOTIONAL        APPRECIATION/          MARKET
                            CONTRACTS    CONTRACT TYPE                           AMOUNT          (DEPRECIATION)        VALUE
                            ----------   ------------------------------                       -------------------   -------------
Structured Large Cap Plus           1    S&P 500 Index, 12/18/08               $   313,016      ($     (71,191)     $    241,825
                                ======                                        =============     ===============     =============

Equity Index                       38    S&P 500 Index, 12/18/08                 9,627,774            (438,424)        9,189,350
                                ======                                        =============     ===============     =============

International Equity               11    Australian Dollar Futures, 12/15/08       767,989             (35,829)          732,160
                                   24    British Pound Futures, 12/15/08         2,590,246            (174,346)        2,415,900
                                   26    Euro Currency Futures, 12/15/08         4,437,073            (296,248)        4,140,825
                                   35    FTSE 100 Index Futures, 12/19/08        2,376,255              90,033         2,466,288
                                   20    Japanese Yen Futures, 12/15/08          2,467,670              67,330         2,535,000
                                   12    SPI 200 Index Futures, 12/18/08           863,279             (58,642)          804,637
                                  133    STOXX 50 Index, 12/19/08                4,418,358             (24,527)        4,393,831
                                   31    Topix Index Future, 12/12/08            2,982,479            (295,036)        2,687,443
                                ------                                        -------------     ---------------     -------------
                                  292                                           20,903,349            (727,265)       20,176,084
                                ======                                        =============     ===============     =============

Strategic Income                         Three Month Euro Euribor Rate
                                  150    Index Future, 12/15/08                 45,728,873             315,021        46,043,894
                                         Three Month Euro Euribor Rate
                                  150    Index Future, 3/16/09                  45,434,930             857,501        46,292,431
                                ------                                        -------------     ---------------     -------------
                                  300                                           91,163,803           1,172,522        92,336,325
                                ======                                        =============     ===============     =============
Total Return Bond                 200    US 5 Yr Note (CBT), 12/31/08           22,685,104             (33,541)       22,651,563
                                ======                                        =============     ===============     =============
Short Term Bond                    65    U.S. Treasury 2-Year Note, 12/31/08    13,853,838             109,990        13,963,828
                                ======                                        =============     ===============     =============

                     See notes to schedules of investments.

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------

Foreign currency contracts as of October 31, 2008:

                                                                                                                 UNREALIZED
                                                    CONTRACT AMOUNT         CONTRACT VALUE     CURRENT VALUE    APPRECIATION/
                           Delivery Date            (LOCAL CURRENCY)         U.S. DOLLAR        U.S. DOLLAR    (DEPRECIATION)
                           -------------            ----------------        --------------     -------------   --------------
                           BRITISH POUND STERLING
                           ----------------------
                           Short Contracts
Strategic Income Fund           3/2/2009                        475,000        $  859,194       $  760,345          $ 98,849
Total Return Bond Fund          3/2/2009                      1,250,000         2,261,038        2,000,909           260,128

                     See notes to schedules of investments.

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

(1) ORGANIZATION

Fifth Third Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust. The Trust consists of thirty-one separate investment portfolios, one of which has not commenced investment operations.

The accompanying schedules of investments and notes relate only to the series of the Trust (individually a "Fund" and collectively the "Funds") listed below. Each Fund is a diversified investment company for purposes of the Act, except for Fifth Third Dividend Growth Fund and Fifth Third Ohio Municipal Bond Fund, each of which is a non-diversified investment company.

PORTFOLIO NAME
Fifth Third Small Cap Growth Fund ("Small Cap Growth")
Fifth Third Mid Cap Growth Fund ("Mid Cap Growth")
Fifth Third Quality Growth Fund ("Quality Growth")
Fifth Third Dividend Growth Fund ("Dividend Growth")
Fifth Third Micro Cap Value Fund ("Micro Cap Value")
Fifth Third Small Cap Value Fund ("Small Cap Value")
Fifth Third All Cap Value Fund ("All Cap Value")
Fifth Third Disciplined Large Cap Value Fund ("Disciplined Large Cap")
Fifth Third Structured Large Cap Plus Fund ("Structured Large Cap Plus") Fifth Third Equity Index Fund ("Equity Index")
Fifth Third International Equity Fund ("International Equity")
Fifth Third Strategic Income Fund ("Strategic Income")
Fifth Third LifeModel Aggressive FundSM ("LifeModel AggressiveSM")
Fifth Third LifeModel Moderately Aggressive FundSM
   ("LifeModel Moderately AggressiveSM")
Fifth Third LifeModel Moderate FundSM ("LifeModel ModerateSM")
Fifth Third LifeModel Moderately Conservative FundSM
   ("LifeModel Moderately ConservativeSM")
Fifth Third LifeModel Conservative FundSM ("LifeModel ConservativeSM")
   (the foregoing five funds collectively the "LifeModel FundsSM")
Fifth Third High Yield Bond Fund ("High Yield Bond")
Fifth Third Total Return Bond Fund ("Total Return Bond")
Fifth Third Short Term Bond Fund ("Short Term Bond")
Fifth Third Municipal Bond Fund ("Municipal Bond")
Fifth Third Intermediate Municipal Bond Fund ("Intermediate Municipal Bond") Fifth Third Ohio Municipal Bond Fund ("Ohio Municipal Bond")
Fifth Third Michigan Municipal Bond Fund ("Michigan Municipal Bond")
Fifth Third Prime Money Market Fund ("Prime Money Market")
Fifth Third Institutional Money Market Fund ("Institutional Money Market") Fifth Third Institutional Government Money Market Fund
   ("Institutional Government Money Market")
Fifth Third U.S. Treasury Money Market Fund ("U.S. Treasury Money Market") Fifth Third Michigan Municipal Money Market Fund ("Michigan Municipal
   Money Market")
Fifth Third Municipal Money Market Fund ("Municipal Money Market")

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their schedules of investments. These policies are in conformity with accounting principles generally accepted in the United States of America.

SECURITIES VALUATIONS--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the NASDAQ Official Closing Price ("NOCP"), if applicable. Securities in International Equity listed or traded on non-domestic exchanges are valued at the closing price on the exchanges on which they trade. Corporate debt securities and debt securities of U.S. government issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued at fair value on the basis of the closing bid as supplied by an independent pricing service approved by the Board of Trustees ("Trustees") or valuations provided by dealers. Short-term investments maturing in 60 days or less are valued at either amortized cost, which approximates market value, or at original cost, which, combined with accrued interest, approximates market value. Investments in open-end investment companies are valued at net asset value as reported by such investment companies. Investments for which such quotations are not readily available, or quotations which appear suspect, are valued at fair value as determined in good faith by the investment adviser's Pricing Committee under the direction of the Trustees. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which such securities are traded closes and the time when the Funds' net asset values are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, International Equity may use a systematic valuation model provided by an independent third party to value its foreign securities. When International Equity uses this fair value pricing method, the value assigned to International Equity's foreign securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

The market value of fair valued securities as a percentage of total net assets as of this report date was 0.05%, 99.01%, 1.67%, 4.47%, and 2.46% for Quality Growth, International Equity, Strategic Income, Total Return Bond and Short Term Bond, respectively.

REPURCHASE AGREEMENTS--The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. ("FTAM" or the "Advisor") to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, have legally segregated in the Federal Reserve Book Entry System, or have segregated within the custodian bank's vault, all securities segregated as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. Risks may arise from the potential inability or unwillingness of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

SECURITIES TRANSACTIONS AND RELATED INCOME-- Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Paydown gains and losses on mortgage-and asset-backed securities are recorded as adjustments to interest income. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates.

FOREIGN CURRENCY TRANSLATION--The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, including investments in securities, resulting from changes in the currency exchange rates.

FORWARD CURRENCY CONTRACTS--The Funds may enter into forward foreign currency contracts ("forwards"), which are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. A forward is marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable or unwilling to meet the terms of a forward or if the value of the currency changes unfavorably. The Funds segregate cash and/ or securities in a sufficient amount as collateral to the extent the Fund has open forward contracts as of this report date. See Notes to Schedules of Investments.

FOREIGN CURRENCY COMMITMENTS--The Funds may enter into foreign currency commitments for the settlement of security transactions in foreign currencies. Risks may arise upon entering into these transactions from the potential inability or unwillingness of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. Foreign currency transactions are adjusted by the daily spot exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

FUTURES CONTRACTS--The Funds, with the exception of Dividend Growth, Intermediate Municipal Bond and Ohio Municipal Bond, may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index or interest rate over a predetermined time period. Cash and/ or securities are segregated or delivered to dealers in order to maintain a position ("initial margin"). Subsequent payments made or received by the Fund based on the daily change in the market value of the position ("variation margin") are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Funds' activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks. To the extent these Funds have open futures contracts at period end, a sufficient amount of cash and/or securities, which is restricted as to its use by these Funds, is segregated as collateral. See Notes to Schedules of Investments.

OPTIONS WRITTEN CONTRACTS -- When a Fund writes or sells put or call option contracts, it records the proceeds on sales (premium) received and the corresponding liability. The risk in writing a call option is that a Fund may incur a loss when the associated security market price or index value increases. The risk in writing a put option is that a Fund may incur a loss when the associated security market price or index value decreases. A Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist for the relevant security. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of an option transaction. When an option is exercised, the proceeds on sales (premium) for a written call option and the purchase cost for a written put option is adjusted by the amount of premium received or paid. See Notes to Schedule of Investments.

SHORT SALES -- Structured Large Cap Plus enters into short sales whereby it sells a security it generally does not own (the security is borrowed) in anticipation of a decline in the security's price. The initial amount of a short sale is recorded as a liability, which is marked to market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. The Fund also may short a security when also holding a long position in the security (a "short against the box"), as the security's price declines, the short position increases in value, offsetting the long position's decrease in value. The opposite effect occurs if the security's price rises. The Fund realizes a gain or loss upon closing of the short sale

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

(returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Fund. The Fund segregates cash and/or securities in a sufficient amount as collateral to the extent of open short positions at period end. See Notes to Schedule of Investments.

As described in the below summary and in the Fund's Prospectus, Structured Large Cap Plus may sell securities short as part of its investment strategy. Lehman Brothers, Inc. ("LBI") has served as the exclusive prime broker for the Fund's short sales pursuant to a prime brokerage arrangement with the Fund. On September 19, 2008, LBI commenced liquidation proceedings. The trustee for these liquidation proceedings (the "Liquidation Trustee") has taken a position that Fund management believes to be incorrect and materially disadvantageous to the Fund. The Fund has been unwilling to accede to this position, and to close out its short positions at a sacrifice to shareholder value. As a result, the Fund's short positions as well as those long equity positions of the Fund that serve as collateral for those short positions, are not presently liquid and cannot be traded. As a result, a significant portion of the Fund's portfolio may be deemed to be illiquid and the Fund has been unable to actively manage any of its short positions and a substantial portion of its long positions. These circumstances substantially impede the Fund from achieving its stated objective. It is anticipated that these circumstances will continue throughout the course of the potential litigation discussed below, which may be protracted. The Fund has elected a course of action that, while allowing the Fund to assert its rights in court, causes the above-described illiquidity. As a result, the Fund is not presently meeting liquidity requirements applicable to open-end investment companies. The Fund's Advisor currently receives a fee for providing investment advisory services to the Fund, as described in the Fund's prospectus.


While the Fund is actively pursuing its rights and seeking to restore liquidity to the portfolio, it is unclear what effect the LBI liquidation proceedings will have on the Fund. Should the position of the Liquidation Trustee prevail, the Fund's short positions would be valued as of the close of business on September 19, 2008. While there is uncertainty regarding the ultimate valuation date that will prevail for the short positions, the September 19 valuation date asserted by the Liquidation Trustee, if effective, would prevent the Fund from realizing subsequent gains in those short positions and would result in long exposure equal to approximately 140% of the Fund's net assets as of the date of this Form N-Q filing. The possibility of such a long position subjects shareholders to additional risk, particularly in a down market.

The Fund intends, if necessary, to file a lawsuit against the Liquidation Trustee in connection with these matters; however, the Fund is unable to predict when these matters will be resolved or the likelihood of a resolution satisfactory to the Fund. While the amount is subject to change, the Fund believes that approximately $14 million is at stake in this dispute as of the date of this Form N-Q filing. As of December 26, 2008, the Fund's net asset value was approximately $80,000,000. Given the above uncertainties, the benefits of a favorable litigation outcome are too speculative to be included in the Fund's share value calculation. Therefore, the Fund's per share net asset value has been set by the Board at a level that reflects a negative outcome. Shareholders who redeem shares prior to resolution of the litigation will lose the right to benefit, should the outcome be favorable.


The Fund presently is closed to all new purchases. Shareholders who participate in automatic reinvestment of dividends and/or capital gains distributions will continue to receive shares of the Fund through those programs.

SWAP AGREEMENTS -- The Funds may enter into swap transactions, which are privately negotiated agreements between a Fund and a counterparty (usually a broker-dealer) to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements. Total Return Bond has entered into a credit default swap agreement with a recognized counterparty.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party - typically a corporate issuer or sovereign issuer of an emerging country - on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. When it is a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap, provided that there is no credit event. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, a Fund must pay to the buyer of the protection an amount up to the notional value of the swap and, in certain instances, take delivery of the security. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. When it is a buyer of protection, a Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, "bullet-type" payments as "notional principal contracts" for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a "notional principal contract" for U.S. federal income tax purposes, payments received by a Fund from such investments may be subject to U.S. excise or income taxes.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received or paid by a Fund are included in realized gain or loss in the Statements of Operations. Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that the parties may disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS (TBA)--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date. To the extent the Funds hold these types of securities at period end, a sufficient amount of cash and/or securities is segregated as collateral. See Notes to Schedules of Investments.

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

LENDING PORTFOLIO SECURITIES-- Each Fund (except U.S. Treasury Money Market) may lend securities up to 33 1/3% of the Fund's total assets (plus the amount of securities out on loan) to qualified borrowers (typically broker-dealers) in order to enhance fund earnings by investing cash collateral received in making such loans. The Funds continue to earn interest and dividends on securities loaned by way of receiving substitute payments (substitute dividend payments are generally not classified as Qualified Dividend Income for federal income tax purposes). Loans will be made only to borrowers deemed by the Lending Agent to be of sufficiently strong financial standing, organizational stability and creditworthiness under guidelines established by the Trustees and when, in the judgment of the Lending Agent, the consideration that can be earned currently from such securities loans justifies the attendant risks.

The Trust has engaged its custodian bank, State Street Bank and Trust Company ("State Street" or "Lending Agent"), to act as lending agent and to administer its securities lending program. The Funds commenced lending securities on April 16, 2008. State Street will earn a portion of program net income for its services. When a Fund makes a security loan, it receives cash collateral as protection against borrower default on the loaned security position and records an asset for the cash/invested collateral and a liability for the return of the collateral. Securities on loan continue to be included in investment securities at market value on the Statements of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required at the time the loan is made to be secured by collateral at least equal to 105% of the prior day's market value of loaned equity securities not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange; or 102% of the prior day's market value of the securities on loan (including accrued interest) of any other loaned securities, and not less than 100% thereafter. The Funds may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency sponsored obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments. As of October 31, 2008, cash collateral received for the Funds engaged in securities lending was invested in the State Street Navigator Prime Securities Lending Portfolio.

                               MARKET VALUE OF                CASH
FUND                          SECURITIES ON LOAN           COLLATERAL
----                          --------------------       -------------
Disciplined Large Cap            $   92,301              $   79,845
Strategic Income                    778,320                 804,525
International Equity              1,566,177               1,680,014

During the life of securities loans, the collateral and securities loaned remain subject to fluctuation in market value. State Street marks to market securities loaned and the collateral each business day. If additional collateral is due, State Street collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, State Street may experience delays in, or may be prevented from, recovering the collateral on behalf of a Fund. State Street may on behalf of a Fund recall a loaned security position at any time from a borrower, who is obligated to return the security recalled. In the event the borrower fails to return a recalled security in a timely fashion, State Street reserves the right to use the collateral to purchase like securities in the open market. State Street indemnifies the Funds against borrower default by agreeing to fund any shortfall between the collateral held and the cost of obtaining replacement securities. If replacement securities are not available, State Street will credit the equivalent cash value to the Fund(s).

See Note 7 - Lehman Brothers Bankruptcy and Default on Securities Lending



OTHER--Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based on their relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

class separately bears expenses related specifically to that class, such as administrative and distribution fees.

NEW ACCOUNTING PRONOUNCEMENTS - The Funds implemented Statement of Financial Acconting Standards No. 157 ("FAS 157"), Fair Value Measurements, issued by the Financial Accounting Standards Board ("FASB") as of July 31, 2008. See Note 6.

In March 2008, FASB issued Statement on Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"). FAS 161 may require enhanced disclosures about Funds' derivative and hedging activities. FAS 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds' financial statement disclosures.

(3) RESTRICTED SECURITIES

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the "Securities Act") and which cannot be sold without prior registration under the Securities Act or which may be limited due to certain restrictions. These securities are generally deemed to be illiquid and are valued at fair value as determined by FTAM's Pricing Committee, comprised of personnel of the Advisor, subject to oversight by the Board of Directors, and in accordance with Board-approved Pricing Policies and Procedures. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At October 31, 2008, Total Return Bond held the following restricted securities:

                                                                                                            VALUE AS
                                                                  ACQUISITION    ACQUISITION                % OF NET
                                             SECURITY TYPE           DATE           COST        FAIR VALUE   ASSETS
--------------------------------------- ------------------------- ------------ ---------------- ----------- ----------
TOTAL RETURN BOND
Deutsche Mortgage Securities, Inc.,         Mortgage-Backed
Series 2005-WF1                                Securities         09/16/2005       $ 1,062,278  $  972,926    0.20%
Residential Funding Mortgage
Securities II, Inc., Series 2006-HI3    Asset-Backed Securities   07/16/2006         1,499,491     829,555    0.17%
Restructured Assets Certificates,           Mortgage-Backed
Series 2006-9                                  Securities         08/10/2006         5,234,953   3,832,500    0.78%
                                            Mortgage-Backed
Squared CDO, Ltd., Series 2007-1A              Securities         05/01/2007         3,955,319          --    0.00%
                                                                               ---------------- ----------- ----------
                                                                                   $11,752,041  $5,634,981    1.15%
                                                                               ================ =========== ==========

(4) CONCENTRATIONS

International Equity invests in equity and fixed income securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Intermediate Municipal Bond held a significant amount of its investments in debt obligations issued by the State of Michigan and its political subdivisions, agencies and public authorities as of this report date. Ohio Municipal Bond, Michigan Municipal Bond, and Michigan Municipal Money Market hold a significant portion of their investments in debt obligations issued by each of the States of Ohio and Michigan, respectively, and each state's respective political subdivisions, agencies and public authorities at this report date. These Funds are more susceptible to factors adversely affecting issuers of municipal securities from these states than a fund that is not concentrated in these issuers to the same extent.

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

(5) MARKET AND CREDIT RISK

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds' exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds' Statements of Assets and Liabilities.

(6) FAIR VALUE MEASUREMENTS

Effective August 1, 2008, the Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive or pay to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels based upon inputs using quoted prices in active markets for identical assets or liabilities (Level 1), significant other observable inputs (Level 2), and significant unobservable inputs (Level 3). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair value hierarchy according to the inputs used as of October 31, 2008 in valuing the Portfolio's assets and liabilities:

The fair value as of October 31, 2008, is as follows:

                                                          Fair Value Measurement at 10/31/2008 using
                                                 --------------------------------------------------------------
                                                   Quoted Prices       Significant Other       Significant
                                                 in Active Markets        Observable           Unobservable
                                             for Identical Investments      Inputs                Inputs              Value at
               Small Cap Growth                      (Level 1)             (Level 2)            (Level 3)            10/31/2008
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                  $ 54,344,910                   $ -                  $ -         $ 54,344,910
Other Financial Instruments*                                      -                     -                    -                    -
------------------------------------------------------------------------------------------------------------------------------------
Total                                                  $ 54,344,910                   $ -                  $ -         $ 54,344,910
                                                          Fair Value Measurement at 10/31/2008 using
                                                 --------------------------------------------------------------
                                                   Quoted Prices       Significant Other       Significant
                                                 in Active Markets        Observable           Unobservable
                                             for Identical Investments      Inputs                Inputs              Value at
                Mid Cap Growth                       (Level 1)             (Level 2)            (Level 3)            10/31/2008
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                 $ 113,717,597                   $ -                  $ -        $ 113,717,597
Other Financial Instruments*                                      -                     -                    -                    -
------------------------------------------------------------------------------------------------------------------------------------
Total                                                 $ 113,717,597                   $ -                  $ -        $ 113,717,597
                                                          Fair Value Measurement at 10/31/2008 using
                                                 --------------------------------------------------------------
                                                   Quoted Prices       Significant Other       Significant
                                                 in Active Markets        Observable           Unobservable
                                             for Identical Investments      Inputs                Inputs              Value at
                Quality Growth                       (Level 1)             (Level 2)            (Level 3)            10/31/2008
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                 $ 337,894,410           $ 5,467,587                  $ -        $ 343,361,997
Other Financial Instruments*                                      -                     -                    -                    -
------------------------------------------------------------------------------------------------------------------------------------
Total                                                 $ 337,894,410           $ 5,467,587                  $ -        $ 343,361,997
                                                          Fair Value Measurement at 10/31/2008 using
                                                 --------------------------------------------------------------
                                                   Quoted Prices       Significant Other       Significant
                                                 in Active Markets        Observable           Unobservable
                                             for Identical Investments      Inputs                Inputs              Value at
               Dividend Growth                       (Level 1)             (Level 2)            (Level 3)            10/31/2008
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                  $ 13,733,572                   $ -                  $ -         $ 13,733,572
Other Financial Instruments*                                      -                     -                    -                    -
------------------------------------------------------------------------------------------------------------------------------------
Total                                                  $ 13,733,572                   $ -                  $ -         $ 13,733,572
                                                          Fair Value Measurement at 10/31/2008 using
                                                 --------------------------------------------------------------
                                                   Quoted Prices       Significant Other       Significant
                                                 in Active Markets        Observable           Unobservable
                                             for Identical Investments      Inputs                Inputs              Value at
               Micro Cap Value                       (Level 1)             (Level 2)            (Level 3)            10/31/2008
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                  $ 27,330,607                   $ -                  $ -         $ 27,330,607
Other Financial Instruments*                                      -                     -                    -                    -
------------------------------------------------------------------------------------------------------------------------------------
Total                                                  $ 27,330,607                   $ -                  $ -         $ 27,330,607
                                                          Fair Value Measurement at 10/31/2008 using
                                                 --------------------------------------------------------------
                                                   Quoted Prices       Significant Other       Significant
                                                 in Active Markets        Observable           Unobservable
                                             for Identical Investments      Inputs                Inputs              Value at
               Small Cap Value                       (Level 1)             (Level 2)            (Level 3)            10/31/2008
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                  $ 70,211,767                   $ -                  $ -         $ 70,211,767
Other Financial Instruments*                                      -                     -                    -                    -
------------------------------------------------------------------------------------------------------------------------------------
Total                                                  $ 70,211,767                   $ -                  $ -         $ 70,211,767
                                                          Fair Value Measurement at 10/31/2008 using
                                                 --------------------------------------------------------------
                                                   Quoted Prices       Significant Other       Significant
                                                 in Active Markets        Observable           Unobservable
                                             for Identical Investments      Inputs                Inputs              Value at
                All Cap Value                        (Level 1)             (Level 2)            (Level 3)            10/31/2008
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                 $ 163,732,624                   $ -                  $ -        $ 163,732,624
Other Financial Instruments*                                      -                     -                    -                    -
------------------------------------------------------------------------------------------------------------------------------------
Total                                                 $ 163,732,624                   $ -                  $ -        $ 163,732,624

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          Fair Value Measurement at 10/31/2008 using
                                                 --------------------------------------------------------------
                                                   Quoted Prices       Significant Other       Significant
                                                 in Active Markets        Observable           Unobservable
                                             for Identical Investments      Inputs                Inputs              Value at
         Disciplined Large Cap Value                 (Level 1)             (Level 2)            (Level 3)            10/31/2008
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                 $ 354,973,677              $      -                  $ -        $ 354,973,677
Other Financial Instruments*                                      -                     -                    -                    -
------------------------------------------------------------------------------------------------------------------------------------
Total                                                 $ 354,973,677              $      -                  $ -        $ 354,973,677
                                                          Fair Value Measurement at 10/31/2008 using
                                                 --------------------------------------------------------------
                                                   Quoted Prices       Significant Other       Significant
                                                 in Active Markets        Observable           Unobservable
                                             for Identical Investments      Inputs                Inputs              Value at
          Structured Large Cap Plus                  (Level 1)             (Level 2)            (Level 3)            10/31/2008
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                 $ 135,114,866                   $ -                  $ -        $ 135,114,866
Other Financial Instruments*                               (334,642)                    -                    -             (334,642)
------------------------------------------------------------------------------------------------------------------------------------
Total                                                 $ 134,780,224                   $ -                  $ -        $ 134,780,224
                                                          Fair Value Measurement at 10/31/2008 using
                                                 --------------------------------------------------------------
                                                   Quoted Prices       Significant Other       Significant
                                                 in Active Markets        Observable           Unobservable
                                             for Identical Investments      Inputs                Inputs              Value at
                 Equity Index                        (Level 1)             (Level 2)            (Level 3)            10/31/2008
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                 $ 269,262,949                   $ -                  $ -        $ 269,262,949
Other Financial Instruments*                               (438,424)                    -                    -             (438,424)
------------------------------------------------------------------------------------------------------------------------------------
Total                                                 $ 268,824,526                   $ -                  $ -        $ 268,824,526
                                                          Fair Value Measurement at 10/31/2008 using
                                                 --------------------------------------------------------------
                                                   Quoted Prices       Significant Other       Significant
                                                 in Active Markets        Observable           Unobservable
                                             for Identical Investments      Inputs                Inputs              Value at
             International Equity                    (Level 1)             (Level 2)            (Level 3)            10/31/2008
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                 $ 256,088,561           $         -                  $ -        $ 256,088,561
Other Financial Instruments*                               (727,265)                    -                    -             (727,265)
------------------------------------------------------------------------------------------------------------------------------------
Total                                                 $ 256,088,561           $         -                  $ -        $ 255,361,296
                                                          Fair Value Measurement at 10/31/2008 using
                                                 --------------------------------------------------------------
                                                   Quoted Prices       Significant Other       Significant
                                                 in Active Markets        Observable           Unobservable
                                             for Identical Investments      Inputs                Inputs              Value at
               Strategic Income                      (Level 1)             (Level 2)            (Level 3)            10/31/2008
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                  $ 51,011,722          $ 36,258,802                  $ -         $ 87,270,524
Other Financial Instruments*                              1,271,371                     -                    -            1,271,371
------------------------------------------------------------------------------------------------------------------------------------
Total                                                  $ 52,283,093          $ 36,258,802                  $ -         $ 88,541,895
                                                          Fair Value Measurement at 10/31/2008 using
                                                 --------------------------------------------------------------
                                                   Quoted Prices       Significant Other       Significant
                                                 in Active Markets        Observable           Unobservable
                                             for Identical Investments      Inputs                Inputs              Value at
             LifeModel Aggressive                    (Level 1)             (Level 2)            (Level 3)            10/31/2008
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                 $ 115,803,277                   $ -                  $ -        $ 115,803,277
Other Financial Instruments*                                      -                     -                    -                    -
------------------------------------------------------------------------------------------------------------------------------------
Total                                                 $ 115,803,277                   $ -                  $ -        $ 115,803,277
                                                          Fair Value Measurement at 10/31/2008 using
                                                 --------------------------------------------------------------
                                                   Quoted Prices       Significant Other       Significant
                                                 in Active Markets        Observable           Unobservable
                                             for Identical Investments      Inputs                Inputs              Value at
       LifeModel Moderately Aggressive               (Level 1)             (Level 2)            (Level 3)            10/31/2008
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                 $ 209,808,200                   $ -                  $ -        $ 209,808,200
Other Financial Instruments*                                      -                     -                    -                    -
------------------------------------------------------------------------------------------------------------------------------------
Total                                                 $ 209,808,200                   $ -                  $ -        $ 209,808,200

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          Fair Value Measurement at 10/31/2008 using
                                                 --------------------------------------------------------------
                                                   Quoted Prices       Significant Other       Significant
                                                 in Active Markets        Observable           Unobservable
                                             for Identical Investments      Inputs                Inputs              Value at
              LifeModel Moderate                     (Level 1)             (Level 2)            (Level 3)            10/31/2008
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                 $ 333,007,755                   $ -                  $ -        $ 333,007,755
Other Financial Instruments*                                      -                     -                    -                    -
------------------------------------------------------------------------------------------------------------------------------------
Total                                                 $ 333,007,755                   $ -                  $ -        $ 333,007,755
                                                          Fair Value Measurement at 10/31/2008 using
                                                 --------------------------------------------------------------
                                                   Quoted Prices       Significant Other       Significant
                                                 in Active Markets        Observable           Unobservable
                                             for Identical Investments      Inputs                Inputs              Value at
      LifeModel Moderately Conservative              (Level 1)             (Level 2)            (Level 3)            10/31/2008
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                  $ 65,198,346                   $ -                  $ -         $ 65,198,346
Other Financial Instruments*                                      -                     -                    -                    -
------------------------------------------------------------------------------------------------------------------------------------
Total                                                  $ 65,198,346                   $ -                  $ -         $ 65,198,346
                                                          Fair Value Measurement at 10/31/2008 using
                                                 --------------------------------------------------------------
                                                   Quoted Prices       Significant Other       Significant
                                                 in Active Markets        Observable           Unobservable
                                             for Identical Investments      Inputs                Inputs              Value at
            LifeModel Conservative                   (Level 1)             (Level 2)            (Level 3)            10/31/2008
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                  $ 43,161,951                   $ -                  $ -         $ 43,161,951
Other Financial Instruments*                                      -                     -                    -                    -
------------------------------------------------------------------------------------------------------------------------------------
Total                                                  $ 43,161,951                   $ -                  $ -         $ 43,161,951
                                                          Fair Value Measurement at 10/31/2008 using
                                                 --------------------------------------------------------------
                                                   Quoted Prices       Significant Other       Significant
                                                 in Active Markets        Observable           Unobservable
                                             for Identical Investments      Inputs                Inputs              Value at
               High Yield Bond                       (Level 1)             (Level 2)            (Level 3)            10/31/2008
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                       $ 1,583          $ 36,094,895                  $ -         $ 36,096,478
Other Financial Instruments*                                      -                     -                    -                    -
------------------------------------------------------------------------------------------------------------------------------------
Total                                                       $ 1,583          $ 36,094,895                  $ -         $ 36,096,478
                                                          Fair Value Measurement at 10/31/2008 using
                                                 --------------------------------------------------------------
                                                   Quoted Prices       Significant Other       Significant
                                                 in Active Markets        Observable           Unobservable
                                             for Identical Investments      Inputs                Inputs              Value at
              Total Return Bond                      (Level 1)             (Level 2)            (Level 3)            10/31/2008
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                  $ 20,065,448         $ 466,315,509            $ 436,638        $ 486,817,595
Other Financial Instruments*                                226,587                     -                    -              226,587
------------------------------------------------------------------------------------------------------------------------------------
Total                                                  $ 20,292,034         $ 466,315,509            $ 436,638        $ 487,044,182
                                                          Fair Value Measurement at 10/31/2008 using
                                                 --------------------------------------------------------------
                                                   Quoted Prices       Significant Other       Significant
                                                 in Active Markets        Observable           Unobservable
                                             for Identical Investments      Inputs                Inputs              Value at
               Short Term Bond                       (Level 1)             (Level 2)            (Level 3)            10/31/2008
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                  $ 27,286,454         $ 197,405,455                  $ -        $ 224,691,909
Other Financial Instruments*                                109,990                     -                    -              109,990
------------------------------------------------------------------------------------------------------------------------------------
Total                                                  $ 27,396,444         $ 197,405,455                  $ -        $ 224,801,899
                                                          Fair Value Measurement at 10/31/2008 using
                                                 --------------------------------------------------------------
                                                   Quoted Prices       Significant Other       Significant
                                                 in Active Markets        Observable           Unobservable
                                             for Identical Investments      Inputs                Inputs              Value at
                Municipal Bond                       (Level 1)             (Level 2)            (Level 3)            10/31/2008
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                   $ 1,306,292          $ 35,963,261                  $ -         $ 37,269,553
Other Financial Instruments*                                      -                     -                    -                    -
------------------------------------------------------------------------------------------------------------------------------------
Total                                                   $ 1,306,292          $ 35,963,261                  $ -         $ 37,269,553

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          Fair Value Measurement at 10/31/2008 using
                                                 --------------------------------------------------------------
                                                   Quoted Prices       Significant Other       Significant
                                                 in Active Markets        Observable           Unobservable
                                             for Identical Investments      Inputs                Inputs              Value at
         Intermediate Municipal Bond                 (Level 1)             (Level 2)            (Level 3)            10/31/2008
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                   $ 8,362,692         $ 108,767,500                  $ -        $ 117,130,193
Other Financial Instruments*                                      -                     -                    -                    -
------------------------------------------------------------------------------------------------------------------------------------
Total                                                   $ 8,362,692         $ 108,767,500                  $ -        $ 117,130,193
                                                          Fair Value Measurement at 10/31/2008 using
                                                 --------------------------------------------------------------
                                                   Quoted Prices       Significant Other       Significant
                                                 in Active Markets        Observable           Unobservable
                                             for Identical Investments      Inputs                Inputs              Value at
             Ohio Municipal Bond                     (Level 1)             (Level 2)            (Level 3)            10/31/2008
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                   $ 1,942,338          $ 84,001,722                  $ -         $ 85,944,060
Other Financial Instruments*                                      -                     -                    -                    -
------------------------------------------------------------------------------------------------------------------------------------
Total                                                   $ 1,942,338          $ 84,001,722                  $ -         $ 85,944,060
                                                          Fair Value Measurement at 10/31/2008 using
                                                 --------------------------------------------------------------
                                                   Quoted Prices       Significant Other       Significant
                                                 in Active Markets        Observable           Unobservable
                                             for Identical Investments      Inputs                Inputs              Value at
           Michigan Municipal Bond                   (Level 1)             (Level 2)            (Level 3)            10/31/2008
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                   $ 2,519,732          $ 36,003,985                  $ -         $ 38,523,627
Other Financial Instruments*                                      -                     -                    -                    -
------------------------------------------------------------------------------------------------------------------------------------
Total                                                   $ 2,519,732          $ 36,003,985                  $ -         $ 38,523,627
                                                          Fair Value Measurement at 10/31/2008 using
                                                 --------------------------------------------------------------
                                                   Quoted Prices       Significant Other       Significant
                                                 in Active Markets        Observable           Unobservable
                                             for Identical Investments      Inputs                Inputs              Value at
              Prime Money Market                     (Level 1)             (Level 2)            (Level 3)            10/31/2008
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                  $ 87,525,338       $ 1,508,861,963                  $ -      $ 1,596,387,301
Other Financial Instruments*                                      -                     -                    -                    -
------------------------------------------------------------------------------------------------------------------------------------
Total                                                  $ 87,525,338       $ 1,508,861,963                  $ -      $ 1,596,387,301
                                                          Fair Value Measurement at 10/31/2008 using
                                                 --------------------------------------------------------------
                                                   Quoted Prices       Significant Other       Significant
                                                 in Active Markets        Observable           Unobservable
                                             for Identical Investments      Inputs                Inputs              Value at
          Institutional Money Market                 (Level 1)             (Level 2)            (Level 3)            10/31/2008
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                 $ 138,469,796       $ 2,324,905,696                  $ -      $ 2,463,375,492
Other Financial Instruments*                                      -                     -                    -                    -
------------------------------------------------------------------------------------------------------------------------------------
Total                                                 $ 138,469,796       $ 2,324,905,696                  $ -      $ 2,463,375,492
                                                          Fair Value Measurement at 10/31/2008 using
                                                 --------------------------------------------------------------
                                                   Quoted Prices       Significant Other       Significant
                                                 in Active Markets        Observable           Unobservable
                                             for Identical Investments      Inputs                Inputs              Value at
    Institutional Government Money Market            (Level 1)             (Level 2)            (Level 3)            10/31/2008
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                 $ 127,141,345       $ 1,940,361,904                  $ -      $ 2,067,503,249
Other Financial Instruments*                                      -                     -                    -                    -
------------------------------------------------------------------------------------------------------------------------------------
Total                                                 $ 127,141,345       $ 1,940,361,904                  $ -      $ 2,067,503,249
                                                          Fair Value Measurement at 10/31/2008 using
                                                 --------------------------------------------------------------
                                                   Quoted Prices       Significant Other       Significant
                                                 in Active Markets        Observable           Unobservable
                                             for Identical Investments      Inputs                Inputs              Value at
          U.S. Treasury Money Market                 (Level 1)             (Level 2)            (Level 3)            10/31/2008
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                  $ 51,978,113       $ 2,388,138,322                  $ -      $ 2,440,116,435
Other Financial Instruments*                                      -                     -                    -                    -
------------------------------------------------------------------------------------------------------------------------------------
Total                                                  $ 51,978,113       $ 2,388,138,322                  $ -      $ 2,440,116,435

FIFTH THIRD FUNDS
NOTES TO SCHEDULES OF INVESTMENTS, CONTINUED
OCTOBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                                          Fair Value Measurement at 10/31/2008 using
                                                 --------------------------------------------------------------
                                                   Quoted Prices       Significant Other       Significant
                                                 in Active Markets        Observable           Unobservable
                                             for Identical Investments      Inputs                Inputs              Value at
       Michigan Municipal Money Market               (Level 1)             (Level 2)            (Level 3)            10/31/2008
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                  $ 25,022,430         $ 245,438,296                 $ -        $ 270,460,726
Other Financial Instruments*                                      -                     -                    -                    -
------------------------------------------------------------------------------------------------------------------------------------
Total                                                  $ 25,022,430         $ 245,438,296                  $ -        $ 270,460,726
                                                          Fair Value Measurement at 10/31/2008 using
                                                 --------------------------------------------------------------
                                                   Quoted Prices       Significant Other       Significant
                                                 in Active Markets        Observable           Unobservable
                                             for Identical Investments      Inputs                Inputs              Value at
            Municipal Money Market                   (Level 1)             (Level 2)            (Level 3)            10/31/2008
------------------------------------------------------------------------------------------------------------------------------------
Investments, at value                                  $ 38,162,880         $ 499,032,918                  $ -        $ 537,195,798
Other Financial Instruments*                                      -                     -                    -                    -
------------------------------------------------------------------------------------------------------------------------------------
Total                                                  $ 38,162,880         $ 499,032,918                  $ -        $ 537,195,798

* Other financial instruments include open futures contracts, short sales and foreign currency contracts

For fair value measurements using significant unobservable inputs (Level 3), FAS 157 requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 hierarchy categorization during the period. The following is a reconciliation of the fair value measurements using significant unobservable inputs for the Portfolio during the period ending October 31, 2008:

A roll forward of fair value measurements using significant unobservable inputs (Level 3) as of October 31, 2008, is as follows:

                                                                   Total realized and
                               Beginning balance   Net purchases    unrealized gains    Transfers in and/or  Ending balance
Total Return Bond                  7/31/2008          (sales)           (losses)           out of Level 3      03/31/2008
----------------------------------------------------------------------------------------------------------------------------
Investments, at value              $ 429,095            $ -             $ 7,740                  $ -           $ 436,836
Other Financial Instruments*               -              -                   -                    -                   -
----------------------------------------------------------------------------------------------------------------------------
Total                              $ 429,095            $ -             $ 7,740                  $ -           $ 436,836

* Other financial instruments include open futures contracts, short sales and foreign currency contracts


(7) LEHMAN BROTHERS BANKRUPTCY AND DEFAULT ON SECURITIES LENDING

On September 15, 2008, Lehman Brothers (Lehman) filed voluntary petitions for reorganization under Chapter 11 of the U.S. Bankruptcy Code. The securities lending agreements between Lehman and each Fund were terminated by Lehman's bankruptcy filing and Lehman's failure to return the borrowed securities.

Under the agreements and due to borrower default, each Fund had the right to seize the collateral pledged by Lehman as security for the borrowed securities. The collateral was liquidated to fund the cost of replacement securities purchased, which were the same as the securities that were on loan and not returned.

For financial reporting purposes, the transactions are treated as a sale as of September 17, 2008 of the original securities recognizing gain (loss) and a new purchase of replacement securities with a new basis and holding period. For Federal income tax purposes, however, the Internal Revenue Service concluded in Revenue Procedure 2008-63 that the purchase of replacement securities will be considered a non-taxable event (not as a sale and purchase and no recognition of gain (loss), change in basis or holding period), provided the requirements under Internal Revenue Code (IRC) Section 1058(b) are met. The Funds believe all requirements of the Revenue Procedure have been met. The details below including net realized gain (loss) for financial reporting purposes, are as of September 17, 2008:

                                                      Proceeds from
                                                    Sale of Original
                                                    Securities/Cost of        Cost of         Net Realized Gain
                                  Market Value          Replacement         Securities on     (Loss) on Sale of
                                 Securities on          Securities             Loan to             Original
      Fund                       Loan to Lehman          Purchased             Lehman             Securities
      ----                       --------------         ------------        -------------        -------------
Small Cap Growth                  $   446,622          $   461,941          $   611,832        $  (149,891)
Mid Cap Growth                          3,857                3,901                5,590             (1,689)
Quality Growth                         44,373               45,572               70,433            (24,861)
Dividend Growth                       187,230              190,268              210,205            (19,937)
Micro Cap Value                       495,227              518,472              597,020            (78,548)
Small Cap Value                       658,427              668,721              821,922           (153,201)
All Cap Value                       2,109,611            2,153,598            2,373,372           (219,774)
Equity Index                        1,152,436            1,188,655            1,437,286           (248,631)
Strategic Income                      171,198              175,729              157,469              18,260
High Yield Bond                     1,814,388            1,798,229            1,912,338           (114,109)



(8) SUBSEQUENT EVENT


PROPOSED FUND MERGERS-At a special meeting of the Board of Trustees on July 30, 2008, the Trustees approved Agreements and Plans of Reorganization (the "Plans") relating to the proposed reorganizations of certain funds of the Trust with and into certain series of Intermediate Municipal Trust, Federated Municipal Securities Income Trust or Money Market Obligations Trust (the "Proposed Reorganization") as described below. Several Funds within these schedules of investments are parties to proposed reorganizations, whereby the "Acquiring Fund" proposes to acquire the "Acquired Fund" as shown below. Each of the proposed reorganizations is independent and not conditioned on the others. A proxy/prospectus relating to the Proposed Reorganization was filed with the Securities and Exchange Commission on September 2, 2008, indicating anticipated shareholder meeting and closing dates to be held on or about November 21, 2008. The Plans are subject to approval of the shareholders of the Acquired Funds.

     ACQUIRING FUND                                                                           ACQUIRED FUND
     --------------                                                                           -------------
     Federated Intermediate Municipal Trust, a series of Intermediate Municipal Trust         Intermediate Municipal Bond
     Federated Intermediate Municipal Trust, a series of Intermediate Municipal Trust         Municipal Bond
     Federated Michigan Intermediate Municipal Trust, a series of Federated Municipal         Michigan Municipal Bond
     Securities Income Trust
     Federated Ohio Municipal Income, a series of Federated Municipal Securities Income       Ohio Municipal Bond
     Trust
     Federated Michigan Municipal Cash Trust, a series of Money Market Obligations Trust      Michigan Municipal Money Market
     Federated Municipal Obligations Fund, a series of Money Market Obligations Trust         Municipal Money Market

ITEM 2.     CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3.     EXHIBITS.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIFTH THIRD FUNDS

/s/ E. Keith Wirtz
------------------
E. Keith Wirtz
President


Date:  January 13, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ E. Keith Wirtz
------------------
E. Keith Wirtz
President
(Principal Executive Officer)


Date:  January 13, 2009


/s/ Matthew A. Ebersbach
------------------------
Matthew A. Ebersbach
Acting Treasurer
(Principal Financial and Accounting Officer)

Date:  January 13, 2009